UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

H. Bruce Bond Chief Executive Officer 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

2008 Annual Report to Shareholders

October 31, 2008

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Dynamic Asia Pacific Portfolio

PowerShares Dynamic Developed International Opportunities Portfolio

PowerShares Dynamic Europe Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares FTSE RAFI Europe Portfolio

PowerShares FTSE RAFI Europe Small-Mid Portfolio

PowerShares FTSE RAFI International Real Estate Portfolio

PowerShares FTSE RAFI Japan Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Nuclear Energy Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Water Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares International Listed
Private Equity Portfolio

PowerShares MENA Frontier Countries Portfolio

Table of Contents

The Market Environment	3

Manager's Analysis	4

Frequency Distribution of Discounts & Premiums	58

Fees and Expenses	60

Schedules of Investments

DWA Developed Markets Technical Leaders Portfolio	64

DWA Emerging Markets Technical Leaders Portfolio	66

Dynamic Asia Pacific Portfolio	68

Dynamic Developed International Opportunities Portfolio	70

Dynamic Europe Portfolio	74

Emerging Markets Infrastructure Portfolio	78

FTSE RAFI Asia Pacific ex-Japan Portfolio	80

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	82

FTSE RAFI Developed Markets ex-U.S. Portfolio	85

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	96

FTSE RAFI Emerging Markets Portfolio	112

FTSE RAFI Europe Portfolio	115

FTSE RAFI Europe Small-Mid Portfolio	121

FTSE RAFI International Real Estate Portfolio	128

FTSE RAFI Japan Portfolio	130

Global Agriculture Portfolio	134

Global Biotech Portfolio	136

Global Clean Energy Portfolio	137

Global Coal Portfolio	139

Global Gold and Precious Metals Portfolio	140

Global Nuclear Energy Portfolio	141

Global Progressive Transportation Portfolio	142

Global Steel Portfolio	143

Global Water Portfolio	145

Global Wind Energy Portfolio	146

International Listed Private Equity Portfolio	147

MENA Frontier Countries Portfolio	148

Statements of Assets and Liabilities	150

Statements of Operations	156

Statements of Changes in Net Assets	162

Financial Highlights	170

Notes to Financial Statements	184

Report of Independent Registered Public Accounting Firm	199

Supplemental Information	200

Board Considerations Regarding Approval of Investment Advisory Agreements	208

The Market Environment

Global Market Environment

Global markets and economies declined even more than the struggling U.S. during the twelve month reporting period ending October 31, 2008. The benchmark MSCI EAFE Index fell 46.14% versus a drop of 36.10% by the S&P 500 Index. The primary culprit in the negative global contagion has been the global credit crisis, which has broadly pulled down world equity, fixed income, and commodity markets. This has greatly restricted the velocity of money and the ability to borrow by both businesses and consumers, resulting in decelerating economic growth along with a flight to perceived quality. The U.S. dollar rebounded from record lows versus the Euro to end the reporting period up 11.8% relative to the Euro. Even a stronger U.S. dollar and lower commodity prices couldn't push global developed equities to perform better than U.S. equities on a relative basis. Emerging market equities suffered even more as the benchmark MSCI BRIC Index lost 60.62% during the period. A broad majority of worldwide central banks lowered their short-term target rates during the period, along with the U.S. The instability in the global markets resulted in a lower demand for global bonds and relatively worse returns (Lehman Brothers Global Aggregate Total Return Bond Index returned -2.53%) than the U.S. bond market (U.S. Aggregate Bond Index returned 0.3%) during the reporting period.

United States Market Environment

After capitulating in early October 2007, U.S. equities proceeded to plunge into their worst bear market since the Great Depression. Over the one year period ending October 31, 2008, the S&P 500 Index returned -36.1% while volatility (as measured by the Chicago Board Options Exchange S&P 500 "Volatility" Index) rose a staggering 223.2%. As the U.S. credit crunch spread to a global scale, few markets remained unscathed. By the end of the reporting period, most developed equity markets had dropped to multi-year lows given economic contraction while developing markets were decimated by the swift drop in commodity prices (Deutsche Bank Liquid Commodity Index returned -14.8%).

By September 2008, the governments of many developed nations and the U.S. began to provide emergency funding and lending facilities to financial institutions. By mid-September, the U.S. government had seized control of the two largest mortgage companies Fannie Mae and Freddie Mac and took over the largest U.S. insurance company, AIG. On October 8, 2008, central banks worldwide embarked on a coordinated easing of interest rates in an effort to restore liquidity and increase overall market stability. Unfortunately bonds were not their usual safe haven this time around: the Lehman Brothers U.S. Aggregate Total Return Bond Index was up a meager 0.3% in the year ended October 31, 2008. Only government-owned debt experienced any flight-to-quality in the fixed income asset class, with the Merrill Lynch U.S. Treasury Master Index returning +7.8% over the reporting period. Another benefactor of the global interest rate cuts was the U.S. dollar, as the FINEX-ICE U.S. Dollar Index rose 12.9%.

Manager's Analysis

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

The PowerShares DWA Developed Markets Technical Leaders Portfolio (the "Fund") is based on the Dorsey Wright Developed Markets Technical Leaders Index (the "Index"). This Index includes approximately 100 companies that possess powerful relative strength characteristics and are domiciled in developed markets including, but not limited to Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The Index excludes U.S. companies listed on a U.S. stock exchange. The Index is reconstituted and rebalanced quarterly.

During the reporting period from December 28, 2007 to October 31, 2008, the Fund declined -46.42%. This was slightly better than the comparative index, MSCI EAFE Index, which declined -43.56%. The decline in the fund was due to being heavily weighted in the United Kingdom, Japan, Australia and France. Of particular note were the following poor performing stocks that contributed heavily to the negative return: Hochtief AG, Rautaruukki Oyj, Voestalpine AG, SembCorp Marine Ltd and Umicore SA. In combination, the global contagion offset the potential opportunity associated with global companies which possess high relative strength in developed countries and contributed to the drop in PIZ.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Industrials	18.9
Financials	17.4
Consumer Discretionary	13.7
Consumer Staples	10.8
Healthcare	10.1
Utilities	8.1
Telecommunication Services	7.8
Energy	5.8
Information Technology	4.8
Materials	2.8
Other	(0.2)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	45.7
Large-Cap Value	21.5
Mid-Cap Growth	21.2
Mid-Cap Value	11.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Volkswagen AG	4.5
Iliad S.A.	1.7
Acom Co. Ltd.	1.6
SembCorp Marine Ltd.	1.6
Alstom S.A.	1.6
Fairfax Financial Holdings Ltd.	1.6
Rogers Communications, Inc., Class B	1.5
Fast Retailing Co. Ltd.	1.5
Husky Energy, Inc.	1.4
BG Group PLC	1.4
Total	18.4

Manager's Analysis (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio (ticker: PIZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
Dorsey Wright Developed Markets Technical Leaders Index	-47.37
MSCI EAFE Index	-43.56
MSCI EAFE Growth Index	-42.48
Fund
NAV Return	-46.42
Share Price Return	-48.52

Fund Inception: December 28, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and MSCI EAFE Growth Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 700 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

The PowerShares DWA Emerging Markets Technical Leaders Portfolio (the "Fund") is based on the Dorsey Wright Emerging Markets Technical Leaders Index (the "Index"). This Index includes approximately 100 companies that possess powerful relative strength characteristics and are domiciled in emerging market countries including, but not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The Index excludes those companies listed on a U.S. stock exchange. The Index is reconstituted and rebalanced quarterly.

During the reporting period from December 28, 2007 to October 31, 2008, the Fund declined -62.96%. This was a steeper decline than the comparative index, MSCI Emerging Markets Index, which declined -53.24%. Of particular note were the following poor performing stocks that contributed heavily to the negative return: Timah, Sociedad Minera Cerro Verde S.A., Megastudy Co. Ltd., Promotora y Operadora de Infraestructura SA and Bumi Resources. In combination, the global contagion offset the potential opportunity associated with global companies which possess high relative strength in developed countries and contributed to the drop in PIE.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Consumer Discretionary	17.5
Consumer Staples	14.9
Industrials	14.7
Financials	13.8
Utilities	9.4
Telecommunication Services	9.3
Materials	6.6
Information Technology	4.9
Energy	4.8
Health Care	4.2
Other	(0.1)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Mid-Cap Value	24.0
Large-Cap Growth	23.6
Mid-Cap Growth	20.4
Small-Cap Growth	16.3
Large-Cap Value	11.4
Small-Cap Value	4.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Berjaya Land Bhd	4.8
Grupo Elektra S.A. de CV	2.1
New Oriental Education & Technology Group ADR	2.0
Tele Norte Celular Participacoes S.A. ADR	1.8
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A/S	1.7
China Life Insurance Co. Ltd., H-Shares	1.7
Mexichem SAB de CV	1.7
Empresa de Distribucion Electrica de Lima Norte S.A.	1.7
Sociedad Minera Cerro Verde S.A.	1.7
Ping An Insurance (Group) Co. of China Ltd., H-Shares	1.6
Total	20.8

Manager's Analysis (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio (ticker: PIE)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
Dorsey Wright Emerging Markets Technical Leaders Index	-59.31
MSCI Emerging Markets Index	-53.24
MSCI Emerging Market Growth Index	-55.44
Fund
NAV Return	-62.96
Share Price Return	-62.39

Fund Inception: December 28, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.90% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets Index and MSCI Emerging Market Growth Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 400 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Dynamic Asia Pacific Portfolio (ticker: PUA)

The PowerShares Dynamic Asia Pacific Portfolio (the "Fund") is based on the QSG Asia Pacific Opportunities Index (the "Index"), which seeks to identify stocks of Asia-Pacific companies that possess the greatest potential for capital appreciation. The Index is constructed pursuant to Quantitative Services Group, LLC's proprietary methodology, which evaluates, ranks and sorts global securities using a proprietary multi-factor model that is based on numerous measures of expected outperformance. The Index is rebalanced and reconstituted quarterly.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -63.11%. This was a larger decline than the comparative index, MSCI Pacific Index, which declined -43.49%. The negative performance was driven in large part by high weightings in poor performing companies located in Hong Kong, Australia, and China. Additionally of note was the negative performance contributed to the Fund by the large allocations in the Finance and Transportation sectors.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Financials	31.7
Industrials	24.5
Energy	12.0
Consumer Discretionary	7.9
Materials	7.5
Telecommunication Services	5.8
Information Technology	4.7
Consumer Staples	3.6
Utilities	2.3
Money Market Fund	0.5
Other	(0.5)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	35.5
Mid-Cap Value	24.6
Large-Cap Growth	21.8
Mid-Cap Growth	18.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Guangdong Investment Ltd.	1.4
Chaoda Modern Agriculture Holdings Ltd.	1.3
Shanghai Electric Group Co., Ltd., H-Shares	1.3
Hopewell Highway Infrastructure Ltd.	1.2
Hang Lung Properties Ltd.	1.2
Hang Lung Group Ltd.	1.2
China Insurance International Holdings Co. Ltd.	1.1
Honghua Group Ltd.	1.1
Soho China Ltd.	1.1
Jardine Strategic Holdings Ltd.	1.1
Total	12.0

Manager's Analysis (Continued)

PowerShares Dynamic Asia Pacific Portfolio (ticker: PUA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
QSG Asia Pacific Opportunities Index	-62.33	-50.56
MSCI Pacific Index	-43.49	-39.51
MSCI EAFE Index	-46.92	-41.89
Fund
NAV Return	-63.11	-52.18
Share Price Return	-61.83	-51.13

Fund Inception: June 13, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 558 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

The PowerShares Dynamic Developed International Opportunities Portfolio (the "Fund") is based on the QSG Developed International Opportunities Index (the "Index"), which seeks to identify global equities with strong potential for capital appreciation. The Index is constructed pursuant to Quantitative Services Group, LLC's proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multifactor model that is based on numerous measures of expected outperformance. The Index is rebalanced quarterly and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -56.89%. This was a steeper decline than the comparative index, MSCI EAFE Index, which declined -46.62%. The difference in performance was predominantly due to poor stock selection within the Materials and Consumer Staples sectors in Japan. Of particular note, the Fund held a larger weighting than the index of the poor performing Japanese Consumer Discretionary/Staples stock Goldcrest. Notably absent from the portfolio but present in the comparative index were Materials stock Rio Tinto and Consumer stock Nestle.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Financial	30.4
Industrials	22.5
Materials	15.3
Consumer Discretionary	13.4
Energy	7.6
Information Technology	6.5
Telecommunication Services	2.3
Utilities	1.0
Consumer Staples	1.0

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	36.4
Mid-Cap Value	26.5
Large-Cap Growth	16.6
Mid-Cap Growth	13.3
Small-Cap Growth	4.1
Small-Cap Value	3.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Yamatake Corp.	0.7
Circle K Sunkus Co. Ltd.	0.7
Shin-Etsu Chemical Co. Ltd.	0.7
NTT DocoMo, Inc.	0.6
Keiyo Bank (The) Ltd.	0.6
Nissan Shatai Co. Ltd.	0.6
Hang Lung Group Ltd.	0.6
Fairfax Financial Holdings Ltd.	0.6
China Insurance International Holdings Co. Ltd.	0.6
Sankyo Co. Ltd.	0.6
Total	6.3

Manager's Analysis (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio (ticker: PFA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
QSG Developed International Opportunities Index	-56.17	-52.19
MSCI EAFE Index	-46.62	-41.89
S&P 500® Index	-36.10	-34.26
Fund
NAV Return	-56.89	-53.26
Share Price Return	-57.81	-55.05

Fund Inception: June 13, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Dynamic Europe Portfolio (ticker: PEH)

The PowerShares Dynamic Europe Portfolio (the "Fund") is based on the QSG Active Europe Index (the "Index"), which seeks to identify stocks of European companies that possess the greatest potential for capital appreciation. The Index is constructed pursuant to Quantitave Services Group, LLC's proprietary methodology, which evaluates, ranks and sorts more than 10,000 global securities using a proprietary multifactor model that is based on numerous measures of expected outperformance.

During the reporting period from November 1, 2007 to October 31, 2008 the Fund declined -58.04%. This was a significantly steeper decline than the comparative index, MSCI Europe Index, which declined -48.02%. The negative returns for the Fund were driven primarily by large allocations to the United Kingdom and France along with high weightings in Finance and Producer Manufacturing.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Financials	31.9
Industrials	22.1
Materials	12.4
Consumer Discretionary	9.0
Energy	7.6
Information Technology	5.5
Consumer Staples	3.4
Health Care	3.3
Utilities	2.9
Telecommunication Services	1.9

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Mid-Cap Value	32.2
Large-Cap Value	28.4
Mid-Cap Growth	13.7
Small-Cap Growth	9.2
Large-Cap Growth	8.8
Small-Cap Value	7.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Standard Life PLC	0.6
Banco Espanol de Credito S.A.	0.6
Jardine Lloyd Thompson Group PLC	0.6
Viscofan S.A.	0.6
Sanofi-Aventis S.A.	0.6
Roche Holding AG	0.6
Lancashire Holdings Ltd.	0.6
AstraZeneca PLC	0.6
BP PLC	0.6
European Aeronautic Defence and Space Co. N.V.	0.6
Total	6.0

Manager's Analysis (Continued)

PowerShares Dynamic Europe Portfolio (ticker: PEH)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
QSG Active Europe Index	-57.49	-54.94
MSCI Europe Index	-48.02	-43.00
MSCI EAFE Index	-46.62	-41.89
Fund
NAV Return	-58.04	-56.04
Share Price Return	-58.05	-57.28

Fund Inception: June 13, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Emerging Markets Infrastructure Portfolio (ticker: PXR)

The PowerShares Emerging Markets Infrastructure Portfolio (the "Fund") is based on the S-Network Emerging Infrastructure Builders IndexSM (the "Index"). The Index is designed to measure the overall performance of securities of companies involved in infrastructure construction and development in emerging market countries. Industries include, but are not limited to, construction and engineering, construction machinery, construction materials, diversified metals and mining, heavy electrical equipment, industrial machinery and steel.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Industrials	57.1
Materials	40.3
Utilities	2.5
Other	0.1

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	39.9
Mid-Cap Value	19.9
Mid-Cap Growth	18.1
Large-Cap Value	12.9
Small-Cap Growth	6.3
Small-Cap Value	2.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
ABB Ltd.	3.7
Caterpillar, Inc.	3.4
Cia Vale do Rio Doce ADR	3.4
MMC Norilsk Nickel ADR	3.1
Reunert Ltd.	2.8
China Communications Construction Co. Ltd., H-Shares	2.8
Shanghai Electric Group Co. Ltd., H-Shares	2.6
Areva S.A. ADR	2.6
Aneka Tambang Tbk PT	2.6
Vinci S.A.	2.5
Total	29.5

Manager's Analysis (Continued)

PowerShares Emerging Markets Infrastructure Portfolio (ticker: PXR)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
S-Network Emerging Infrastructure Builders Index	-6.13
MSCI Emerging Markets Index	-0.93
MSCI EAFE Index	1.74
Fund
NAV Return	-7.55
Share Price Return	-17.48

Fund Inception: October 16, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 1,137 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

The PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (the "Fund") is based on the FTSETM RAFI Asia Pacific ex-Japan Index (the "Index"). The Index is designed to track the performance of the largest equities of companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -52.57%. This was a smaller decline than the comparative index, MSCI Pacific Free ex-Japan Index, which declined -54.83%. The decline in the fund was due in large part to large weightings in Australia and Hong Kong. Selection of the following poor performers were also of particular note in contributing the fund's negative performance: National Australia Bank Ltd, Commonwealth Bank of Australia, and BHP Billiton Ltd.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Financials	51.3
Industrials	12.0
Telecommunication Services	9.1
Materials	7.8
Consumer Staples	5.7
Utilities	5.6
Energy	3.9
Consumer Discretionary	3.8
Healthcare	0.5
Information Technology	0.3

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	62.7
Large-Cap Growth	30.9
Mid-Cap Value	3.9
Small-Cap Growth	1.3
Mid-Cap Growth	1.1
Small-Cap Value	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
National Australia Bank Ltd.	6.5
Commonwealth Bank of Australia	6.5
Westpac Banking Corp.	4.6
Australia and New Zealand Banking
Group Ltd.	3.5
Hutchison Whampoa Ltd.	3.4
BHP Billiton Ltd.	3.2
China Mobile Ltd.	2.7
Westfield Group REIT	2.7
Woolworths Ltd.	2.4
Telstra Corp. Ltd.	2.4
Total	37.9

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (ticker: PAF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Asia Pacific ex-Japan Index	-52.36	-39.62
MSCI Pacific Free ex-Japan IndexSM	-54.83	-45.25
MSCI EAFE Index	-46.62	-42.93
Fund
NAV Return	-52.57	-39.99
Share Price Return	-53.68	-41.70

Fund Inception: June 25, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific Free ex-Japan Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 176 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (ticker: PDQ)

The PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (the "Fund") is based on the FTSETM RAFITM Developed Asia Pacific ex-Japan Mid-Small Index (the "Index"). The Index is designed to track the performance of small and middle capitalization equities of companies domiciled in the Asia Pacific region (excluding Japan), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -60.44%. This was substantially better than the comparative index, MSCI Pacific ex-Japan Small Index, which declined -47.07%. The negative performance was primarily due to large allocations to poor performing Australia and Hong Kong. The Fund's performance was also hurt by a large weighting in Financials.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Financials	29.4
Industrials	15.0
Consumer Discretionary	14.2
Consumer Staples	9.2
Materials	8.5
Information Technology	7.0
Healthcare	6.4
Utilities	4.4
Energy	3.8
Telecommunication Services	1.9
Money Market Fund	0.2

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Mid-Cap Value	46.5
Large-Cap Growth	19.7
Mid-Cap Growth	17.3
Large-Cap Value	5.8
Small-Cap Value	5.8
Small-Cap Growth	4.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Commonwealth Property Office Fund REIT	1.9
AWB Ltd.	1.9
ComfortDelgro Corp. Ltd.	1.8
Wing Lung Bank Ltd.	1.8
Hopewell Holdings Ltd.	1.7
Sonic Healthcare Ltd.	1.6
Singapore Exchange Ltd.	1.5
ASX Ltd.	1.5
Goodman Fielder Ltd.	1.4
Incitec Pivot Ltd.	1.4
Total	16.5

Manager's Analysis (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio (ticker: PDQ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Developed Asia Pacific ex-Japan Mid-Small Index	-61.23	-58.29
MSCI Pacific ex-Japan Small Index	-47.07	-44.40
MSCI EAFE Index	-46.62	-44.23
Fund
NAV Return	-60.44	-57.55
Share Price Return	-60.14	-57.51

Fund Inception: September 27, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.80% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Pacific ex-Japan Small Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 173 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

The PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio is based on the FTSE RAFI Developed Markets ex-U.S. IndexTM. The Index is designed to track the performance of the largest developed market equities (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -46.86%. This was in line with the negative slope of the comparative index, MSCI EAFE Index, which declined -46.62%. The negative performance was driven by poor performance across the European countries. Exceptionally poor performance among two holdings, ING Groep N.V. and Royal Bank of Scotland Group PLC also impacted the fund significantly.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Financials	28.6
Consumer Discretionary	12.2
Energy	10.8
Industrials	9.8
Consumer Staples	8.0
Telecommunication Services	7.8
Utilities	7.2
Materials	6.3
Healthcare	5.6
Information Technology	3.7

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	56.6
Large-Cap Growth	31.5
Mid-Cap Value	7.6
Mid-Cap Growth	3.8
Small-Cap Growth	0.3
Small-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
BP PLC	2.6
HSBC Holdings PLC	2.3
Total S.A.	1.7
Vodafone Group PLC	1.5
Royal Dutch Shell PLC, Class A	1.4
Toyota Motor Corp.	1.2
Volkswagen AG	1.2
GlaxoSmithKline PLC	1.2
Royal Dutch Shell PLC, Class B	1.1
Nestle S.A.	1.1
Total	15.3

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio (ticker: PXF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Developed ex-U.S. Index	-46.73	-42.36
MSCI EAFE Index	-46.62	-42.93
S&P 500® Index	-36.10	-33.50
Fund
NAV Return	-46.86	-42.89
Share Price Return	-46.22	-42.34

Fund Inception: June 25, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

The PowerShares FTSETM RAFITM Developed Markets ex-U.S. Small-Mid Portfolio (the "Fund") is based on the FTSETM RAFITM Developed ex-U.S. Mid-Small 1500 Index (the "Index"). The Index is designed to track the performance of small and mid- capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The Fundamentals WeightedTM portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -48.13%. This was better performance than the comparative index, MSCI EAFE Small Index, which declined -53.51%. The decline in the fund was due to large weightings in the poor performing United Kingdom and Australia. The negative performance of the fund was dampened somewhat by a large allocation in Japan, which performed better in comparison with the Fund as a whole.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Industrials	23.5
Financials	19.1
Consumer Discretionary	17.5
Consumer Staples	11.5
Materials	9.8
Information Technology	7.8
Health Care	4.9
Energy	3.3
Utilities	2.0
Telecommunication Services	0.6

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Mid-Cap Value	33.2
Mid-Cap Growth	29.6
Small-Cap Growth	17.6
Small-Cap Value	13.4
Large-Cap Growth	5.3
Large-Cap Value	0.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Melrose PLC	0.4
Toyo Suisan Kaisha Ltd.	0.4
FamilyMart Co. Ltd.	0.3
Amlin PLC	0.3
Morinaga Milk Industry Co. Ltd.	0.3
Daio Paper Corp.	0.3
Emera, Inc.	0.3
Keihan Electric Railway Co. Ltd.	0.3
Cobham PLC	0.3
Q.P. Corp.	0.3
Total	3.2

Manager's Analysis (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (ticker: PDN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Developed Markets ex US Mid Small 1500 Index	-48.11	-45.53
MSCI EAFE Small Index	-53.51	-50.64
MSCI EAFE Index	-46.62	-44.23
Fund
NAV Return	-48.13	-45.47
Share Price Return	-46.71	-45.01

Fund Inception: September 27, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Small Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,175 and 1,137 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

The PowerShares FTSETM RAFITM Emerging Markets Portfolio (the "Fund") is based on the FTSETM RAFITM Emerging Index (the "Index"). The Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The Fundamentals WeightedTM portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -51.32%. This was superior to the comparative index, MSCI Emerging Markets Index, which declined -56.35%. The Fund was hurt by large allocations to China and South Korea, though it was helped by a large weighting in the less negatively performing Taiwan. The Fund's performance was also negatively impacted by large weightings in Energy and Financials.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Energy	22.0
Telecommunication Services	19.0
Financials	18.3
Information Technology	16.0
Materials	10.6
Utilities	6.7
Consumer Staples	3.5
Industrials	2.4
Healthcare	0.9
Consumer Discretionary	0.7
Money Market Fund	0.1
Other	(0.2)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	44.9
Large-Cap Growth	44.5
Mid-Cap Value	6.6
Mid-Cap Growth	2.6
Small-Cap Growth	1.0
Small-Cap Value	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Taiwan Semiconductor
Manufacturing Co. Ltd. ADR	8.9
PetroChina Co. Ltd., H-Shares	8.7
POSCO ADR	4.6
Chunghwa Telecom Co. Ltd. ADR	3.7
Korea Electric Power Corp. ADR	3.2
KB Financial Group, Inc. ADR	2.8
SK Telecom Co. Ltd. ADR	2.5
Petroleo Brasileiro S.A. Sponsored ADR	2.4
China Petroleum & Chemical Corp.
(Sinopec), H-Shares	2.4
KT Corp ADR	2.3
Total	41.5

Manager's Analysis (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio (ticker: PXH)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Emerging Markets Index	-53.37	-47.09
MSCI Emerging Markets Index	-56.35	-51.40
MSCI EAFE Index	-46.62	-44.23
Fund
NAV Return	-51.32	-46.76
Share Price Return	-51.75	-47.98

Fund Inception: September 27, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.85% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

The PowerShares FTSE RAFI Europe Portfolio (the "Fund") is based on the FTSE RAFI Europe IndexTM (the "Index"). The Index is designed to track the performance of the largest European equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -50.46%. This was in line with the comparative index, MSCI Europe Index, which declined -48.02%. The negative performance was significantly driven by a large weighting in the relatively poor performing United Kingdom. The fund was also impacted by two extremely poor performers in ING Groep N.V. and Royal Bank of Scotland Group PLC.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Financials	28.9
Energy	13.8
Consumer Discretionary	10.5
Consumer Staples	9.1
Telecommunication Services	8.6
Health Care	7.8
Industrials	7.4
Utilities	6.9
Materials	5.4
Information Technology	1.8
Other	(0.2)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	57.2
Large-Cap Growth	31.2
Mid-Cap Value	8.6
Mid-Cap Growth	2.4
Small-Cap Growth	0.3
Small-Cap Value	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
BP PLC	4.0
HSBC Holdings PLC	3.6
Total S.A.	2.7
Vodafone Group PLC	2.3
Royal Dutch Shell PLC, Class A	2.2
Volkswagen AG	1.9
GlaxoSmithKline PLC	1.8
Royal Dutch Shell PLC, Class B	1.7
Nestle S.A.	1.6
BNP Paribas	1.6
Total	23.4

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Portfolio (ticker: PEF)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Europe Index	-49.53	-45.55
MSCI Europe Index	-48.02	-44.19
MSCI EAFE Index	-46.62	-42.93
Fund
NAV Return	-50.46	-45.68
Share Price Return	-50.43	-46.18

Fund Inception: June 25, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 579 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI Europe Small-Mid Portfolio (ticker: PWD)

The PowerShares FTSETM RAFITM Europe Small-Mid Portfolio (the "Fund") is based on the FTSETM RAFITM Developed Europe Mid-Small Index (the "Index"). The Index is designed to track the performance of small-capitalization European equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October, 31, 2008, the Fund declined -56.93%. This was less steep of a decline than that of the comparative index, MSCI Europe Small Index, which declined -57.77%. The negative performance was driven largely by a high allocation within the poor performing United Kingdom. On the sector level, the three largest weightings within the fund all underperformed the Fund as a whole: Finance, Producer Manufacturing, and Industrial Services.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Industrials	27.8
Financials	19.9
Consumer Discretionary	17.2
Information Technology	7.6
Consumer Staples	7.4
Materials	6.2
Health Care	6.1
Energy	5.2
Utilities	1.4
Telecommunication Services	1.1
Other	0.1

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Small-Cap Value	29.2
Mid-Cap Value	28.4
Mid-Cap Growth	26.4
Small-Cap Growth	13.6
Large-Cap Growth	2.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Melrose PLC	1.1
Amlin PLC	0.8
Cobham PLC	0.8
Capita Group (The) PLC	0.7
Gemalto N.V.	0.6
Reed Elsevier PLC	0.6
Norddeutsche Affinerie AG	0.6
Neopost S.A.	0.6
Stagecoach Group PLC	0.6
Geberit AG	0.6
Total	7.0

Manager's Analysis (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio (ticker: PWD)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Developed Europe Mid-Small Index	-56.55	-53.87
MSCI Europe Small Index	-57.77	-54.74
MSCI EAFE Index	-46.62	-44.23
Fund
NAV Return	-56.93	-54.21
Share Price Return	-57.23	-55.97

Fund Inception: September 27, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Europe Small Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 530 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares FTSE RAFI International Real Estate Portfolio (ticker: PRY)

The PowerShares FTSE RAFI International Real Estate Portfolio (the "Fund") is based on the FTSE RAFI Real Estate Global ex-U.S. Index (the "Index"). This Index is designed to track the performance of real estate companies from developed countries, excluding the United States, selected based on the following four fundamental measures of firm size: book value, adjusted funds from operations, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The portfolio is rebalanced and reconstituted annually.

During the reporting period from December 28, 2007 to October 31, 2008, the Fund declined -51.80%. This was a steeper decline than the comparative index, FTSE EPRA/NAREIT Global ex-U.S. Index, which declined -50.13%. This poor performance was part of the global contagion in the Financials sector throughout the 22 countries which the Fund held positions in during the period. Of particular note on the negative side were the poor performance of the following holdings: Lend Lease Corp Ltd, Westfield Group Australia, and Sumitomo Realty & Development Co Ltd.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Real Estate Operations/Development	38.9
REIT-Diversified	23.4
Real Estate Management/Service	15.2
REIT-Shopping Centers	13.0
REIT-Office Property	3.4
REIT-Apartments	1.0
REIT-Health Care	0.7
Real Estate	0.7
Property Trust	0.6
Consulting Services	0.5
Motorcycle/Motor Scooter	0.5
Closed-end Funds	0.4
REIT-Hotels	0.4
Diversified Operations	0.3
Diversified Operations/ Commercial Services	0.3
Building & Construction-Miscellaneous	0.2
REIT-Warehouse/Industrials	0.1
Investment Management/ Advisory Services	0.0
Other	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Westfield Group	7.8
Mitsui Fudosan Co. Ltd.	7.4
Sumitomo Realty & Development Co. Ltd.	5.5
Mitsubishi Estate Co. Ltd.	4.5
Land Securities Group PLC	4.1
Brookfield Asset Management, Inc., Class A	3.9
Unibail-Rodamco	3.8
Sun Hung Kai Properties Ltd.	3.0
Lend Lease Corp. Ltd.	2.5
Cheung Kong Holdings Ltd.	2.4
Total	44.9

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	36.0
Mid-Cap Value	24.5
Large-Cap Value	22.6
Mid-Cap Growth	6.6
Small-Cap Value	6.6
Small-Cap Growth	3.7

Manager's Analysis (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio (ticker: PRY)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
FTSE RAFI International ex-U.S. Real Estate Index	-52.52
FTSE EPRA/NAREIT Global ex-U.S. Index	-50.13
MSCI EAFE Index	-43.56
Fund
NAV Return	-51.80
Share Price Return	-51.51

Fund Inception: December 28, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The FTSE EPRA/NAREIT Global ex-U.S. Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 200 and 1,137 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

The PowerShares FTSE RAFI Japan Portfolio (the "Fund") is based on the FTSE RAFI Japan IndexTM (the "Index"). The Index is designed to track the performance of the largest Japanese equities, selected based on the following four fundamental measures of firm size: book value, income, sales and dividends. The 1000 equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -33.00%. This was substantially better than the comparative index, MSCI Japan Index, which declined -37.50%. The negative performance was driven by large allocations within the following sectors: Financials, Consumer Durables, Electronic Technology, and Producer Manufacturing. Helping offset the losses within the Fund during this period, however, was good stock selection within the well performing Utilities sector.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Consumer Discretionary	21.1
Industrials	16.6
Financials	16.2
Utilities	10.8
Information Technology	10.6
Materials	7.3
Consumer Staples	5.7
Telecommunication Services	5.5
Healthcare	4.0
Energy	2.2

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	52.3
Large-Cap Growth	32.9
Mid-Cap Growth	7.9
Mid-Cap Value	6.4
Small-Cap Growth	0.3
Small-Cap Value	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Toyota Motor Corp.	5.4
Tokyo Electric Power (The) Co., Inc.	3.0
Mitsubishi UFJ Financial Group, Inc.	2.7
Panasonic Corp.	2.5
Honda Motor Co. Ltd.	2.4
Nippon Telegraph & Telephone Corp.	2.4
Canon, Inc.	1.9
NTT DocoMo, Inc.	1.8
Sumitomo Mitsui Financial Group, Inc.	1.6
Kansai Electric Power (The) Co., Inc.	1.6
Total	25.3

Manager's Analysis (Continued)

PowerShares FTSE RAFI Japan Portfolio (ticker: PJO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
FTSE RAFI Japan Index	-34.28	-34.45
MSCI Japan Index	-37.50	-37.89
MSCI EAFE Index	-46.62	-42.93
Fund
NAV Return	-33.00	-33.00
Share Price Return	-34.27	-33.79

Fund Inception: June 25, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Japan Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 382 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Agriculture Portfolio (ticker: PAGG)

The PowerShares Global Agriculture Portfolio (the "Fund") is an exchange-traded fund (ETF) based on the NASDAQ OMX Global Agriculture IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in agriculture and farming-related activities. The Index is rebalanced quarterly using a modified, market-cap-weighted methodology.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Agricultural-Chemicals	49.1
Agricultural-Operations	25.3
Chemicals-Diversified	11.3
Food-Miscellaneous/Diversified	4.6
Sugar	2.5
Investment Companies	2.2
Consumer Products-Miscellaneous	1.0
Transport-Services	0.9
Food-Wholesale/Distributors	0.8
Alternative Waste Technology	0.4
Diversified Manufacturing Operations	0.4
Chemicals-Specialty	0.3
Agricultural Biotech	0.2
Money Market Fund	0.0
Other	1.0

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	56.9
Large-Cap Value	17.1
Mid-Cap Growth	12.3
Mid-Cap Value	9.4
Small-Cap Growth	2.2
Small-Cap Value	2.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Monsanto Co.	10.8
Syngenta AG	9.5
Potash Corp. of Saskatchewan	7.1
Archer-Daniels-Midland Co.	5.9
Mosaic (The) Co.	5.8
Israel Chemicals Ltd	5.3
Wilmar International Ltd.	5.2
Agrium, Inc.	3.2
Yara International ASA	3.0
IOI Corp. BHD	2.9
Total	58.7

Manager's Analysis (Continued)

PowerShares Global Agriculture Portfolio (ticker: PAGG)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
NASDAQ OMX Global Agriculture Index	-32.89
MSCI EAFE Index	-21.84
S&P 500 Index	-19.54
Fund
NAV Return	-32.63
Share Price Return	-33.46

Fund Inception: September 18, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Global Biotech Portfolio (ticker: PBTQ)

The PowerShares Global Biotech Portfolio (the "Fund") is an exchange-traded fund (ETF) based on the NASDAQ OMX Global Biotechnology IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the biotechnology industry. The Index is rebalanced quarterly using a modified, market-cap-weighted methodology.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Medical-Biomedical/Gene	81.1
Medical-Drugs	12.6
Therapeutics	5.2
Drug Delivery Systems	0.8
Diagnostic Equipment	0.5
Other	(0.2)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	41.5
Mid-Cap Growth	24.2
Small-Cap Growth	21.5
Large-Cap Value	8.9
Mid-Cap Value	3.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Gilead Sciences, Inc.	8.9
Amgen, Inc.	8.9
Genzyme Corp.	8.6
Celgene Corp.	8.5
Genetech, Inc.	8.1
ImClone Systems, Inc.	4.8
Actelion Ltd.	4.6
Biogen Idec, Inc.	4.1
Cephalon, Inc.	3.9
CSL Ltd.	3.5
Total	63.9

Manager's Analysis (Continued)

PowerShares Global Biotech Portfolio (ticker: PBTQ)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
NASDAQ OMX Global Biotechnology Index	-12.16
MSCI EAFE Index	-21.84
S&P 500 Index	-19.54
Fund
NAV Return	-12.38
Share Price Return	-12.90

Fund Inception: September 18, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Global Clean Energy Portfolio (ticker: PBD)

The PowerShares Global Clean Energy Portfolio (the "Fund") is based on the WilderHill New Energy Global Innovation Index (the "Index"). The Index seeks to deliver capital appreciation and is composed of companies that focus on greener and generally renewable sources of energy and technologies facilitating cleaner energy. The modified equal weighted portfolio is rebalanced and reconstituted quarterly.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -60.42%. This was a steeper decline than the comparative index, MSCI EAFE Index, which declined -46.62%. The decline in the fund was due to being heavily weighted in Germany, Spain and China while being helped by a very heavy weight in the US. Of particular note were the following poor performing stocks that contributed heavily to the negative return: VeraSun Energy Corp, Nordex AG, Gamesa Corp SA, Acciona SA and EDF Energies Nouvelles SA. In combination, the global contagion offset the potential opportunity associated with global clean energy and contributed to the drop in PBD.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Energy-Alternate Sources	30.6
Power Convertor/Supply Equipment	15.3
Electronic Components-Semiconductors	9.7
Electric-Integrated	4.9
Building & Construction Products-Miscellaneous	4.6
Batteries/Battery System	3.9
Sugar	2.8
Building-Heavy Construction	2.4
Investment Companies	2.4
Machinery-Electrical	2.4
Superconductor Product&System	1.9
Auto/Truck Parts & Equipment	1.9
Electronic Measuring Instruments	1.7
Audio/Video Pruducts	1.7
Diversified Manufacturing Operations	1.6
Medical-Biomedical/Gene	1.5
Building & Construction-Miscellaneous	1.4
Semiconductor Equipment	1.3
Independent Power Producer	1.3
Electric Products-Miscellaneous	0.9
Chemicals-Fibers	0.8
Semiconductor Components- Integrated Circuits	0.8
Computers-Integrated Systems	0.8
Chemicals-Specialty	0.6
Precious Metals	0.6
Non-Ferrous Metals	0.6
Electric-Distribution	0.5
Instruments-Scientific	0.4
Engineering/R&D Services	0.4
Electric-Transmission	0.3

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
EDP Renovaveis S.A.	2.6
Rockwool International A/S	2.6
Iberdrola Renovables	2.6
EDF Energies Nouvelles S.A.	2.6
International Rectifier Corp.	2.6
Cree, Inc.	2.4
Acciona S.A.	2.4
Kingspan Group PLC	2.0
Johnson Controls, Inc.	1.9
American Superconductor Corp.	1.9
Total	23.6

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Mid-Cap Growth	31.7
Small-Cap Growth	26.9
Large-Cap Growth	22.3
Small-Cap Value	9.5
Mid-Cap Value	6.0
Large-Cap Value	3.6

Manager's Analysis (Continued)

PowerShares Global Clean Energy Portfolio (ticker: PBD)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
WilderHill New Energy Global Innovation Index	-59.73	-49.61
MSCI EAFE Index	-46.62	-41.89
S&P 500® Index	-36.10	-34.26
Fund
NAV Return	-60.42	51.15
Share Price Return	-60.16	-50.88

Fund Inception: June 13, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Coal Portfolio (ticker: PKOL)

The PowerShares Global Coal Portfolio (the "Fund") is an exchange-traded fund (ETF) based on the NASDAQ OMX Global Coal IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the exploration for, and mining of coal, as well as other related activities in the coal industry. The Index is rebalanced quarterly using a modified, market-cap-weighted methodology.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Coal	82.7
Non-Ferrous Metals	16.3
Diversified Minerals	1.2
Other	(0.2)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	50.0
Mid-Cap Growth	39.1
Large-Cap Value	4.9
Small-Cap Growth	3.3
Small-Cap Value	2.3
Mid-Cap Value	0.4

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
China Shenhua Energy Co. Ltd., H-Shares	10.3
Peabody Energy Corp.	9.7
Cameco Corp.	9.6
Consol Energy, Inc.	8.1
Bumi Resources Tbk PT	6.4
Arch Coal, Inc.	4.0
Walter Industries, Inc.	4.0
Alpha Natural Resources, Inc.	3.9
Massey Energy Co.	3.7
New Hope Corp. Ltd.	3.7
Total	63.4

Manager's Analysis (Continued)

PowerShares Global Coal Portfolio (ticker: PKOL)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
NASDAQ OMX Global Coal Index	-39.60
MSCI EAFE Index	-21.84
S&P 500 Index	-19.54
Fund
NAV Return	-40.43
Share Price Return	-38.85

Fund Inception: September 18, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Global Gold and Precious Metals Portfolio (ticker: PSAU)

The PowerShares Global Gold and Precious Metals Portfolio (the "Fund") is an exchange-traded fund (ETF) based on the NASDAQ OMX Global Gold and Precious Metals IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in gold and other precious metals mining-related activities. The Index is rebalanced quarterly using a modified, market-cap-weighted methodology.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Gold Mining	72.2
Platnium	12.6
Non-Ferrous Metals	4.6
Silver Mining	3.0
Precious Metals	2.9
Diamonds/Precious Stones	0.8
Metal-Diversified	0.4
Diversified Minerals	0.3
Other	3.2

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	38.6
Large-Cap Value	30.7
Mid-Cap Growth	19.7
Mid-Cap Value	4.9
Small-Cap Growth	4.4
Small-Cap Value	1.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Barrick Gold Corp.	9.7
Newmont Mining Corp.	8.4
GoldCorp, Inc.	8.0
Gold Fields Ltd.	5.6
Newcrest Mining Ltd.	5.4
Impala Platnium Holdings Ltd.	5.2
AngloGold Ashanti Ltd.	4.9
Industrias Penoles SAB de CV	4.6
Kinross Gold Corp.	4.1
Harmony Gold Mining Co., Ltd.	3.8
Total	59.7

Manager's Analysis (Continued)

PowerShares Global Gold and Precious Metals Portfolio (ticker: PSAU)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
NASDAQ OMX Global Gold and Precious Metals Index	-36.95
MSCI EAFE Index	-21.84
S&P 500 Index	-19.54
Fund
NAV Return	-39.49
Share Price Return	-38.93

Fund Inception: September 18, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

The PowerShares Global Nuclear Energy Portfolio (the "Fund") is based on the WNA Nuclear Energy Index (the "Index"). The Index is designed to track the overall performance of globally traded companies which are materially engaged in the nuclear energy industry with representation across reactors, utilities, construction, technology, equipment, service providers and fuels. The rules-based index is rebalanced quarterly from a universe of equity securities traded on recognized stock exchanges in the Americas, Europe, the Middle East, Africa and Asia/Pacific.

During the reporting period from April 3, 2008 to October 31, 2008, the Fund declined -44.95%. This was a steeper decline than the comparative index, MSCI EAFE Index, which declined -39.63%. The decline in the fund was due to being heavily weighted in the US, Japan and France, while not be overweight Canada it contributed very negatively to return. Of particular note were the following poor performing stocks that contributed heavily to the negative return: Areva SA, Uranium One Inc, Paladin Evergy Ltd, and Equinox Minerals Ltd. In combination, the global contagion offset the potential opportunity associated with global nuclear energy and contributed to the drop in PKN.

Sector Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Electric-Integrated	28.6
Engineering/R&D Services	10.1
Non-Ferrous Metals	9.9
Electric Products-Miscellaneous	7.3
Energy-Alternate Sources	7.0
Diversified Manufacturing Operations	6.3
Machinery-General Industry	5.8
Electronic Component-Miscellaneous	5.8
Electric-Generation	3.7
Instruments-Scientific	3.1
Consulting Services	2.4
Auto/Truck Parts & Equipment	2.2
Diversified Minerals	1.3
Machinery-Pumps	1.3
Machinery-Material Handling	0.8
Wire & Cable Products	0.7
Transport-Marine	0.7
Chemicals-Specialty	0.5
Building-Heavy Construction	0.5
Electronic Measuring Instruments	0.4
Environment Monitoring & Detection	0.4
Semiconductor Equipment	0.3
Metal Processors & Fabricators	0.2
Protection-Safety	0.2
Commercial Services	0.2
Miscellaneous Manufacturing	0.1
Research & Development	0.1
Other	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Areva S.A.	7.0
Toshiba Corp.	5.8
Tokyo Electric Power (The) Co., Inc.	4.4
British Energy Group PLC	3.8
Electricite de France	3.6
Exelon Corp.	3.6
Emerson Electric Co.	3.3
E.ON AG	3.2
Thermo Fisher Scientific, Inc.	3.1
Cameco Corp.	2.8
Total	40.6

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	49.1
Large-Cap Value	24.9
Mid-Cap Growth	19.3
Mid-Cap Value	3.0
Small-Cap Growth	2.5
Small-Cap Value	1.2

Manager's Analysis (Continued)

PowerShares Global Nuclear Energy Portfolio (ticker: PKN)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
WNA Nuclear Energy Index	-46.63
MSCI EAFE Index	-39.63
S&P 500® Index	-28.38
Fund
NAV Return	-44.95
Share Price Return	-45.05

Fund Inception: April 3, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of .75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Global Progressive Transportation Portfolio (ticker: PTRP)

The PowerShares Global Progressive Transportation Portfolio ("Fund") is an exchange-traded fund (ETF) based on the Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM ("Index"). The Index includes global companies engaged in businesses that the Index provider believes stand to benefit substantially from a societal transition toward using cleaner, less costly and more efficient means of transportation.

These companies focus on technologies for utilization of greener, more-efficient sources of energy for transportation. These technologies are designed to improve energy efficiency and reduce the costs for fuel or time in transit and include renewable energy harvesting or production, energy conversion, energy storage, improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. The Index is rebalanced quarterly using a modified, market-cap-weighted methodology.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Transport-Rail	22.5
Bicycle Manufacturing	10.7
Batteries/Battery System	8.4
Transport-Marine	7.7
Pipelines	6.6
Transport-Truck	6.1
Auto/Truck Parts & Equipment-Original	5.4
Machinery-General Industries	4.8
Motorcycle/Motor Scooter	3.6
Chemicals-Diversified	3.1
Building & Construction-Miscellaneous	3.0
Auto-Medical & Heavy Duty Trucks	2.7
Oil Components-Integrated	2.7
Airport Development/Maintenance	2.5
Electric Products-Miscellaneous	2.2
Stevedoring	2.1
Energy-Alternate Sources	2.1
Steel-Producers	1.9
Transport-Services	1.6
Other	0.3

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Small-Cap Growth	31.0
Large-Cap Growth	25.2
Mid-Cap Growth	15.8
Mid-Cap Value	9.6
Small-Cap Value	9.5
Large-Cap Value	8.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Ener1, Inc.	5.4
Giant Manufacturing Co. Ltd.	4.1
Piaggio & C SpA	3.6
Enbridge, Inc.	3.6
Ansaldo STS SpA	3.5
Merida Undustry Co. Ltd.	3.3
Shimano, Inc.	3.3
Marten Transport Ltd.	3.2
Sociedad Quimica y Minera de Chile S.A. ADR	3.1
East Japan Railway Co.	3.1
Total	36.2

Manager's Analysis (Continued)

PowerShares Global Progressive Transportation Portfolio (ticker: PTRP)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
Wilder NASDAQ OMX Global Energy Efficient Transport Index	-25.00
MSCI EAFE Index	-21.84
S&P 500 Index	-19.54
Fund
NAV Return	-24.36
Share Price Return	-23.78

Fund Inception: September 18, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Global Steel Portfolio (ticker: PSTL)

The PowerShares Global Steel Portfolio (the "Fund") is an exchange-traded fund (ETF) based on the NASDAQ OMX Global Steel IndexSM (the "Index"). The Index is designed to measure the overall performance of globally traded securities of the largest and most liquid companies involved in the manufacturing and storage of iron and steel products. The Index is rebalanced quarterly using a modified, market-cap-weighted methodology.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Steel-Producers	84.1
Metal-Iron	5.6
Steel-Specialty	4.2
Diversified Minerals	2.3
Metal Processors & Fabrication	1.8
Steel-Pipe & Tube	1.3
Machinery-General Industry	0.4
Metal-Diversified	0.1
Money Market Fund	0.0
Other	0.2

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Value	56.4
Large-Cap Growth	23.7
Mid-Cap Value	10.8
Mid-Cap Growth	8.1
Small-Cap Value	0.8
Small-Cap Growth	0.2

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
POSCO	9.7
Nippon Steel Corp.	9.2
JFE Holdings, Inc.	6.4
ArcelorMittal South Africa Ltd.	6.2
Nucor Corp.	5.3
Sumitomo Metal Industries Ltd.	5.0
China Steel Corp.	3.8
ThyssenKrupp AG	3.6
Cia Siderurgica Nacional S.A.	3.5
Fortescue Metals Group Ltd.	2.3
Total	55.0

Manager's Analysis (Continued)

PowerShares Global Steel Portfolio (ticker: PSTL)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
NASDAQ OMX Global Steel Index	-40.83
MSCI EAFE Index	-21.84
S&P 500 Index	-19.54
Fund
NAV Return	-45.35
Share Price Return	-44.30

Fund Inception: September 18, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares Global Water Portfolio (ticker: PIO)

The PowerShares Global Water Portfolio (the "Fund") is based on the Palisades Global Water IndexTM (the "Index"). The Index seeks to identify a group of global companies that focus on the provision of potable water, the treatment of water and the technology and services that are directly related to global water consumption. The modified equal-weighted portfolio is rebalanced and reconstituted quarterly.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -53.94%. This was a steeper decline than the comparative index, MSCI EAFE Index, which declined -46.62%. The decline in the fund was due to being heavily weighted in Canada, Germany, Japan and France while being helped by a very heavy exposure to the US. Of particular note were the following poor performing stocks that contributed heavily to the negative return: Veolia Environnement, Itron, Inc., Stantec, Inc., Hyflux Ltd., Arcadis N.V. and Kemira Oyj. In combination, the global contagion offset the potential opportunity associated with global water treatment and consumption and contributed to the drop in PIO.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Environmental Control	24.4
Water	20.1
Miscellaneous Manufacturing	15.2
Machinery-Diversified	9.9
Electronics	7.6
Chemicals	4.6
Commercial Services	4.1
Engineering & Construction	3.9
Metal Fabricate/Hardware	3.8
Building Materials	2.5
Holding Companies-Diversified	1.9
Electric	1.4
Other	0.6

Style Allocation (% of the Fund's

Net Assets) as of 31 October 31, 2008

Mid-Cap Growth	28.3
Large-Cap Growth	25.1
Small-Cap Growth	22.8
Mid-Cap Value	16.2
Small-Cap Value	6.0
Large-Cap Value	1.6

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Kurita Water Industries Ltd.	6.2
ORGANO Corp.	5.4
Tetra Tech, Inc.	5.2
Danaher Corp.	5.1
Nalco Holding Co.	5.1
Suez Environment S.A.	4.6
Kemira Oyj	4.6
Halma PLC	4.4
Hyflux Ltd.	4.2
Stantec, Inc.	4.1
Total	48.9

Manager's Analysis (Continued)

PowerShares Global Water Portfolio (ticker: PIO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
Palisades Global Water Index	-53.70	-47.89
MSCI EAFE Index	-46.62	-41.89
S&P 500® Index	-36.10	-34.26
Fund
NAV Return	-53.94	-49.90
Share Price Return	-55.10	-51.69

Fund Inception: June 13, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares Global Wind Energy Portfolio (ticker: PWND)

The PowerShares Global Wind Energy Portfolio (the "Fund") is an exchange-traded fund (ETF) based on the NASDAQ OMX Clean Edge® Global Wind Energy Index (the "Index"). The Index is designed to measure the performance of global companies engaged in the wind energy industry, which are primarily manufacturers, developers, distributors, installers and users of energy derived from wind sources.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Energy-Alternate Sources	31.2
Electrical Components & Equipment	24.1
Machinery-Diversified	13.6
Engineering & Construction	11.8
Electric	7.6
Miscellaneous Manufacturing	6.5
Chemicals	2.9
Gas	1.8
Other	0.5

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	50.1
Small-Cap Growth	21.1
Mid-Cap Growth	19.8
Large-Cap Value	8.2
Mid-Cap Value	0.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Mitsubishi Heavy Industries Ltd.	13.5
ABB Ltd. ADR	11.5
Gamesa Corporacion Tecnologica S.A.	7.8
Vestas Wind Systems A/S	6.7
American Superconductor Corp.	4.7
EDF Energies Nouvelles S.A.	4.5
EDP Renovaveis S.A.	4.2
Iberdrola Renovables S.A.	4.2
China High Speed Transmission Equipment Group Co., Ltd.	3.5
Nordex AG	3.0
Total	63.6

Manager's Analysis (Continued)

PowerShares Global Wind Energy Portfolio (ticker: PWND)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
NASDAQ OMX Clean Edge Global Wind Energy Index	-54.01
MSCI EAFE Index	-35.52
S&P 500 Index	-24.06
Fund
NAV Return	-58.09
Share Price Return	-57.28

Fund Inception: July 1, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI EAFE Index and S&P 500® Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 1,137 and 500 common stocks, respectively.

† Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Manager's Analysis

PowerShares International Listed Private Equity Portfolio (ticker: PFP)

The PowerShares International Listed Private Equity Portfolio (the "Fund") seeks to replicate the Red Rocks International Listed Private Equity IndexSM (the "Index"), which includes a diversified mix of more than 30 internationally listed companies with direct investments in more than 1,000 private global businesses. Constituents for the Index are selected based upon reputation, valuation, management, financial data, historical performance and the need for diversification within the Index. The Index is rebalanced and reconstituted quarterly.

During the reporting period from November 1, 2007 to October 31, 2008, the Fund declined -60.82%. This was a steeper decline than the comparative index, MSCI EAFE Index, which declined -46.62%. The decline in the fund was due to being heavily weighted in Australia, France and Japan while being helped by a heavy exposure to the United Kingdom. Of particular note were the following poor performing stocks that contributed heavily to the negative return: Timah, Sociedad Minera Cerro Verde SA, Megastudy Co Ltd, Promotora y Operadora de Infraestructura SA and Bumi Resources. In combination, the global contagion offset the potential opportunity associated with internationally listed companies with direct investments in private global businesses and contributed to the drop in PFP.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Investment Companies	28.6
Venture Capital	21.8
Holding Companies-Diversified	18.9
Diversified Financial Services	11.3
Closed-end Funds	9.6
Commercial Services	5.1
Engineering & Construction	3.5
Electric	1.1
Other	0.1

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Mid-Cap Value	46.6
Small-Cap Growth	18.6
Small-Cap Value	13.9
Mid-Cap Growth	11.9
Large-Cap Value	9.0

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
HAL Trust	8.9
3i Group PLC	7.0
Eurazeo	6.6
Ratos AB, Class B	6.2
Wendel	5.2
Macquarie Korea Infrastructure Fund	5.1
Onex Corp.	4.3
Ackermans & van Haaren N.V.	4.2
Jafco Co. Ltd.	3.7
Intermediate Capital Group PLC	3.7
Total	54.9

Manager's Analysis (Continued)

PowerShares International Listed Private Equity Portfolio (ticker: PFP)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception Cumulative†
Index
International Listed Private Equity IndexSM	-59.75	-57.10
MSCI AC World Financials Index	-54.56	-53.07
MSCI EAFE Index	-46.62	-44.23
Fund
NAV Return	-60.82	-58.35
Share Price Return	-61.37	-59.71

Fund Inception: 27 September 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.75% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI AC World Financials Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 547 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

††  Average annualized.

Manager's Analysis

PowerShares MENA Frontier Countries Portfolio (ticker: PMNA)

The PowerShares MENA Frontier Countries Portfolio (the "Fund") is an exchange-traded fund (ETF) based on the NASDAQ OMX Middle East North Africa IndexSM (the "Index"). The Index seeks to provide direct exposure to liquid stocks of companies that have the majority of their assets or services residing in MENA frontier market countries, which currently may include Egypt, Morocco, Oman, Lebanon, Jordan, Kuwait, Bahrain, Qatar and United Arab Emirates (Index currently includes the emirates of Dubai and Abu Dhabi).

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Banks	36.1
Telecommunications	20.0
Real Estate	16.5
Diversified Financial Services	7.6
Engineering & Construction	5.7
Holding Companies-Diversified	4.2
Commercial Services	2.7
Investment Companies	1.4
Gas	1.2
Mining	1.1
Storage/Warehousing	0.8
Venture Capital	0.5
Electric	0.4
Transportation	0.4
Oil & Gas Services	0.4
Insurance	0.4
Building Materials	0.4
Oil & Gas	0.3
Iron/Steel	0.3
Miscellaneous Manufacturing	0.2
Other	(0.6)

Style Allocation (% of the Fund's

Net Assets) as of October 31, 2008

Large-Cap Growth	32.9
Mid-Cap Growth	31.8
Large-Cap Value	20.9
Mid-Cap Value	9.2
Small-Cap Growth	4.3
Small-Cap Value	0.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Arab Bank	11.9
Emaar Properties PJSC	9.2
Mobile Telecommunications Co. KSC	7.1
Banque Marocaine du Commerce Exterieur	5.0
Maroc Telecom	4.5
Kuwait Finance House	4.1
National Bank of Kuwait	3.8
Orascom Construction Industries	3.8
Orascom Telecom Holding SAE	3.4
Qatar National Bank SAQ	3.2
Total	56.0

Manager's Analysis (Continued)

PowerShares MENA Frontier Countries Portfolio (ticker: PMNA)

Fund Performance History (%)	As of October 31, 2008
Fund Inception Cumulative†
Index
NASDAQ OMX Middle East North Africa Index	-44.38
MSCI Emerging Markets Index	-44.44
MSCI EAFE Index	-34.98
Fund
NAV Return	-39.35
Share Price Return	-38.25

Fund Inception: July 9, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.95% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. The Fund's net unitary fee is 0.70%. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The index performance results are based upon a hypothetical investment. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The MSCI Emerging Markets Index and MSCI EAFE Index (the "Benchmark Indices") are unmanaged indices used as a measurement of change in stock market conditions based on the average performance of approximately 835 and 1,137 common stocks, respectively.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Indices are based on the closest month-end to the Fund's inception date.

Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PIZ	PowerShares DWA Developed Markets Technical Leaders Portfolio	12/28/07	214	23	18	36	33	13	29
PIE	PowerShares DWA Emerging Markets Technical Leaders Portfolio	12/28/07	214	16	13	34	18	14	28
PUA	PowerShares Dynamic Asia Pacific Portfolio	6/13/07	352	33	19	47	33	32	33
PFA	PowerShares Dynamic Developed International Opportunities Portfolio	6/13/07	352	47	50	87	61	18	16
PEH	PowerShares Dynamic Europe Portfolio	6/13/07	352	56	54	89	29	9	8
PXR	PowerShares Emerging Markets Infrastructure Portfolio	10/16/08	12	0	0	1	2	2	5
PAF	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	6/25/07	344	33	19	52	42	30	33
PDQ	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	9/27/07	278	11	12	38	41	27	73
PXF	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6/25/07	344	32	35	81	61	22	34
PDN	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	9/27/07	278	20	32	64	45	29	23
PXH	PowerShares FTSE RAFI Emerging Markets Portfolio	9/27/07	278	26	33	69	50	17	17
PEF	PowerShares FTSE RAFI Europe Portfolio	6/25/07	344	37	41	93	48	23	11
PWD	PowerShares FTSE RAFI Europe Small-Mid Portfolio	9/27/07	278	25	39	75	45	17	13
PRY	PowerShares FTSE RAFI International Real Estate Portfolio	12/28/07	214	7	9	17	34	32	98
PJO	PowerShares FTSE RAFI Japan Portfolio	6/25/07	344	20	30	33	33	18	50
PAGG	PowerShares Global Agriculture Portfolio	9/18/08	31	2	3	9	7	4	5
PBTQ	PowerShares Global Biotech Portfolio	9/18/08	31	7	5	5	1	0	3
PBD	PowerShares Global Clean Energy Portfolio	6/13/07	352	31	41	104	56	35	19
PKOL	PowerShares Global Coal Portfolio	9/18/08	31	2	3	4	2	5	7
PSAU	PowerShares Global Gold and Precious Metals Portfolio	9/18/08	31	4	1	2	2	2	6
PKN	PowerShares Global Nuclear Energy Portfolio	4/3/08	149	13	19	38	35	8	5
PTRP	PowerShares Global Progressive Transportation Portfolio	9/18/08	31	12	2	4	3	0	2
PSTL	PowerShares Global Steel Portfolio	9/18/08	31	5	5	5	0	2	3
PIO	PowerShares Global Water Portfolio	6/13/07	352	33	64	110	42	14	11
PWND	PowerShares Global Wind Energy Portfolio	7/1/08	111	9	10	21	20	11	20
PFP	PowerShares International Listed Private Equity Portfolio	9/27/07	278	23	20	58	68	41	38
PMNA	PowerShares MENA Frontier Countries Portfolio	7/9/08	106	4	6	11	22	6	8

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PIZ	13	7	17	7	6	12
PIE	11	11	28	24	3	14
PUA	28	19	29	29	18	32
PFA	30	20	13	2	5	3
PEH	43	26	26	5	3	4
PXR	1	0	0	0	0	1
PAF	21	25	38	27	17	7
PDQ	11	10	17	8	6	24
PXF	28	16	13	9	8	5
PDN	14	14	16	6	6	9
PXH	32	12	10	3	6	3
PEF	29	20	18	14	7	3
PWD	22	16	9	8	4	5
PRY	4	2	2	2	1	6
PJO	20	34	43	27	12	24
PAGG	0	0	0	0	0	1
PBTQ	6	2	1	0	1	0
PBD	19	11	15	8	5	8
PKOL	2	2	2	0	0	2
PSAU	1	1	4	1	0	7
PKN	7	8	6	2	2	6
PTRP	4	1	1	0	0	2
PSTL	3	3	3	0	1	1
PIO	25	13	12	6	7	15
PWND	4	6	3	2	2	3
PFP	15	5	9	0	1	0
PMNA	6	6	12	3	7	15

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur advisory fees. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares DWA Developed Markets Technical Leaders Portfolio Actual	$1,000.00	$547.80	0.80%	$3.11
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06
PowerShares DWA Emerging Markets Technical Leaders Portfolio Actual	$1,000.00	$417.27	0.90%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	0.90%	$4.57
PowerShares Dynamic Asia Pacific Portfolio Actual	$1,000.00	$451.77	0.80%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06

Fees and Expenses (Continued)

	Beginning Account Value Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Dynamic Developed International Opportunities Portfolio Actual	$1,000.00	$496.38	0.75%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Dynamic Europe Portfolio Actual	$1,000.00	$484.96	0.75%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Emerging Markets Infrastructure Portfolio (2) Actual	$1,000.00	$924.49	0.75%	$0.30
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio Actual	$1,000.00	$554.30	0.80%	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06
PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio Actual	$1,000.00	$469.91	0.80%	$2.96
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio Actual	$1,000.00	$591.72	0.75%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio Actual	$1,000.00	$590.11	0.75%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares FTSE RAFI Emerging Markets Portfolio Actual	$1,000.00	$539.53	0.85%	$3.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.86	0.85%	$4.32
PowerShares FTSE RAFI Europe Portfolio Actual	$1,000.00	$557.49	0.75%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares FTSE RAFI Europe Small-Mid Portfolio Actual	$1,000.00	$497.03	0.75%	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81

Fees and Expenses (Continued)

	Beginning Account Value Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares FTSE RAFI International Real Estate Portfolio Actual	$1,000.00	$505.52	0.75%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares FTSE RAFI Japan Portfolio Actual	$1,000.00	$703.62	0.75%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Agriculture Portfolio (3) Actual	$1,000.00	$673.69	0.75%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Biotech Portfolio (3) Actual	$1,000.00	$876.22	0.75%	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Clean Energy Portfolio Actual	$1,000.00	$449.75	0.75%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Coal Portfolio (3) Actual	$1,000.00	$595.70	0.75%	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Gold and Precious Metals Portfolio (3) Actual	$1,000.00	$605.12	0.75%	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Nuclear Energy Portfolio Actual	$1,000.00	$541.20	0.75%	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Progressive Transportation Portfolio (3) Actual	$1,000.00	$756.35	0.75%	$0.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Steel Portfolio (3) Actual	$1,000.00	$546.47	0.75%	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares Global Water Portfolio Actual	$1,000.00	$552.38	0.75%	$2.93
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81

Fees and Expenses (Continued)

	Beginning Account Value Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (1)
PowerShares Global Wind Energy Portfolio (4) Actual	$1,000.00	$419.13	0.75%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares International Listed Private Equity Portfolio Actual	$1,000.00	$478.37	0.75%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.75%	$3.81
PowerShares MENA Frontier Countries Portfolio (5) Actual	$1,000.00	$606.48	0.70%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year annualized data in the Financial Highlights.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period October 16, 2008 (Fund Inception) to October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 16 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year annualized data in the Financial Highlights.

(3)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period September 18, 2008 (Fund Inception) to October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 44 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year annualized data in the Financial Highlights.

(4)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period July 1, 2008 (Fund Inception) to October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 123 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year annualized data in the Financial Highlights.

(5)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period July 9, 2008 (Fund Inception) to October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 115 and then dividing the result by 366. Expense ratios for the most recent half-year may differ from expense ratios based on the one year annualized data in the Financial Highlights.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Australia—6.2%
61,875	AXA Asia Pacific Holdings Ltd.	$181,217
7,893	Cochlear Ltd.	297,305
50,692	Computershare Ltd.	284,518
75,704	Oil Search Ltd.	227,696
13,398	QBE Insurance Group Ltd.	226,932
14,085	Woolworths Ltd.	260,671
		1,478,339
	Austria—0.9%
10,916	Uniqa Versicherungen AG	219,108
	Belgium—1.0%
1,051	Colruyt S.A.	235,014
	Canada—16.8%
6,968	Atco Ltd. - Class I	225,456
7,285	BCE, Inc.	209,889
10,630	Brookfield Asset Management, Inc., Class A	184,474
5,686	Canadian National Railway Co.	244,678
5,065	Canadian Natural Resources Ltd.	253,365
4,545	Canadian Pacific Railway Ltd.	203,915
27,682	CGI Group, Inc.*	219,024
1,374	Fairfax Financial Holdings Ltd.	374,055
11,403	Husky Energy, Inc.	339,506
6,686	Imperial Oil Ltd.	234,534
7,276	Industrial Alliance Insurance and Financial Services, Inc.	149,607
8,255	Metro, Inc., Class A	206,061
12,710	Rogers Communications, Inc., Class B	365,771
4,977	Royal Bank of Canada	191,736
13,445	Shaw Communications, Inc., Class B	233,437
5,035	Shoppers Drug Mart Corp.	192,149
9,000	TransAlta Corp.	179,134
		4,006,791
	China—1.1%
35,600	Tencent Holdings Ltd.	259,153
	Finland—1.0%
12,584	Sampo Oyj	250,894
	France—4.2%
7,683	Alstom S.A.	378,856
5,130	Iliad S.A.	403,648
4,476	Sodexo S.A.	213,817
		996,321
	Germany—8.6%
1,626	AMB Generali Holding AG	167,165
4,896	Bayer AG	266,646
4,690	Fresenius Medical Care AG & Co. KGaA	206,720
2,489	Merck KGaA	218,749

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,461	Solarworld AG	$133,734
1,701	Volkswagen AG	1,076,929
		2,069,943
	Hong Kong—6.0%
54,000	Cheung Kong Infrastructure Holdings Ltd.	197,788
398,000	CITIC International Financial Holdings Ltd.	251,624
29,000	CLP Holdings Ltd.	195,565
14,300	Hang Seng Bank Ltd.	178,419
37,000	HongKong Electric Holdings	199,416
110,000	Li & Fung Ltd.	220,761
84,500	MTR Corp.	187,237
		1,430,810
	Japan—25.0%
10,180	Acom Co. Ltd.	389,499
15,600	Chugai Pharmaceutical Co. Ltd.	222,224
27,000	Daihatsu Motor Co. Ltd.	200,231
3,400	Fast Retailing Co. Ltd.	363,057
22,000	Hitachi Metals Ltd.	165,689
10,300	Hokuriku Electric Power Co.	271,881
82	Japan Tobacco, Inc.	291,382
15,000	JGC Corp.	161,061
69,000	Kintetsu Corp.	264,540
22,000	Kyowa Hakko Kirin Co. Ltd.	183,643
19,000	Mitsubishi Tanabe Pharma Corp.	200,294
6,700	Nissin Foods Holdings Co. Ltd.	191,828
11,200	Nomura Real Estate Holdings, Inc.	219,781
148	NTT DocoMo, Inc.	235,102
33,000	Odakyu Electric Railway Co. Ltd.	242,358
8,200	Seven & I Holdings Co. Ltd.	230,614
50,000	Shimizu Corp.	245,746
13,000	Shionogi & Co. Ltd.	221,616
8,300	Square Enix Holdings Co. Ltd.	209,447
12,000	Sumitomo Realty & Development Co. Ltd.	195,832
5,300	Terumo Corp.	221,247
11,400	Toho Co. Ltd.	217,678
7,500	Trend Micro, Inc.	183,771
88,000	Ube Industries Ltd.	185,458
3,300	Unicharm Corp.	237,073
9,000	Yakult Honsha Co. Ltd.	224,648
		5,975,700
	Luxembourg—0.9%
12,030	SES S.A.	215,311
	Netherlands—0.7%
12,405	Qiagen NV*	178,088
	Singapore—5.1%
39,000	City Developments Ltd.	172,356
25,000	Jardine Cycle & Carriage Ltd.	160,262
63,000	Keppel Corp. Ltd.	196,295

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Developed Markets Technical Leaders Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
310,000	SembCorp Marine Ltd.	$384,998
184,000	StarHub Ltd.	298,544
		1,212,455
	Spain—3.9%
6,618	ACS Actividades de Construccion y Servicios S.A.	244,465
22,349	Banco de Valencia S.A.	205,807
6,496	Red Electrica de Espana S.A.	283,276
10,462	Telefonica S.A.	192,716
		926,264
	Switzerland—8.3%
23,729	ABB Ltd.	309,125
2,235	Geberit AG	230,544
13	Lindt & Spruengli AG	313,124
2,507	Lonza Group AG	206,576
3,869	Schindler Holding AG	175,866
221	SGS S.A.	216,028
1,657	Syngenta AG	307,534
1,127	Zurich Financial Services AG	227,009
		1,985,806
	United Kingdom—10.5%
41,861	Amlin PLC	215,205
22,424	BG Group PLC	331,033
7,554	British American Tobacco PLC	208,025
85,107	Cable & Wireless PLC	169,352
22,987	Capita Group (The) PLC	238,469
40,542	Compass Group PLC	189,274
16,670	Drax Group PLC	155,518
17,899	London Stock Exchange Group PLC	163,029
25,894	Pennon Group PLC	224,970
38,809	Persimmon PLC	188,630
95,702	Stagecoach Group PLC	288,495
27,080	Weir Group (The) PLC	152,735
		2,524,735
	Total Common Stocks and Other Equity Interests (Cost $30,030,071)	23,964,732

Number of Shares		Value
	Rights—0.0%
	Austria—0.0%
10,916	Uniqa Versicherungen AG, expiring 11/14/08* (Cost $0)	$—
	Total Investments (Cost $30,030,071)—100.2%	23,964,732
	Liabilities in excess of other assets—(0.2%)	(42,948)
	Net Assets—100.0%	$23,921,784

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Argentina—0.5%
42,000	MetroGas S.A. ADR*	$58,800
	Brazil—5.6%
2,689	CPFL Energia S.A. ADR	117,724
5,200	Perdigao S.A. ADR	152,100
18,278	Sadia S.A. ADR	110,765
14,609	Tele Norte Celular Participacoes S.A. ADR	232,389
1,855	Unibanco - Uniao de Bancos Brasileiros S.A. GDR	117,013
		729,991
	Cayman Islands—2.0%
3,963	New Oriental Education & Technology Group ADR*	253,434
	Chile—1.9%
3,500	Empresa Nacional de Electricidad S.A. ADR	130,200
11,727	Lan Airlines S.A. ADR	118,325
		248,525
	China—13.7%
221,000	Bank of Communications Co. Ltd.	130,234
255,000	China Construction Bank Corp., H-Shares	126,494
82,000	China Life Insurance Co. Ltd., H-Shares	219,125
55,000	China Shenhua Energy Co. Ltd., H-Shares	104,417
270,000	Datang International Power Generation Co. Ltd., H-Shares	101,683
5,200	Focus Media Holding Ltd. ADR*	96,356
144,000	Huaneng Power International, Inc., H-Shares	70,050
4,600	Mindray Medical International Ltd. ADR	99,176
7,500	Netease.com ADR*	168,750
48,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	207,411
5,700	Shanda Interactive Entertainment Ltd. ADR*	157,605
3,797	SINA Corp.*	123,023
15,261	Solarfun Power Holdings Co. Ltd. ADR*	93,092
4,404	Suntech Power Holdings Co. Ltd. ADR*	77,070
		1,774,486
	Indonesia—7.6%
743,468	Apexindo Pratama Duta PT	161,520
461,500	Bank Central Asia Tbk PT	111,846
1,775,000	Bank CIMB Niaga Tbk PT	74,508
605,500	Bank Lippo Tbk PT*	69,438
2,085,500	Bank Pan Indonesia Tbk PT*	98,938
616,000	Citra Marga Nusaphala Persada Tbk PT	65,338
838,000	Fajar Surya Wisesa Tbk PT	116,261
1,050,500	Indofood Sukses Makmur Tbk PT	103,315
213,500	Indosat Tbk PT	103,812
1,661,500	Ramayana Lestari Sentosa Tbk PT	73,815
		978,791

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Israel—3.7%
5,199	Cellcom Israel Ltd.	$153,163
3,100	Teva Pharmaceutical Industries Ltd. ADR	132,928
89,185	XTL Biopharmaceuticals Ltd. ADR*	197,099
		483,190
	Korea—8.3%
2,420	CJ Home Shopping	69,347
12,120	Daewoo Engineering & Construction Co. Ltd.	84,124
11,371	Forhuman Co. Ltd.*	67,293
3,870	Hanwha Corp.	60,642
12,860	Kia Motors Corp.	108,331
898	LG Household & Health Care Ltd.	128,285
407	POSCO	112,099
9,640	Samsung Heavy Industries Co. Ltd.	148,455
2,148	Samsung SDI Co. Ltd.	120,607
2,357	SODIFF Advanced Materials Co. Ltd.	78,334
6,256	TK Corp.	101,422
		1,078,939
	Malaysia—16.7%
618,200	Berjaya Land Bhd	615,629
176,600	Boustead Holdings Bhd	123,555
11,500	British American Tobacco Malaysia Bhd	133,138
59,000	Fraser & Neave Holdings	137,569
302,800	IJM Plantations Bhd	146,020
45,011	LPI Capital Bhd	107,764
84,300	Petronas Dagangan Bhd	159,641
79,900	PPB Group Bhd	175,217
273,300	Sarawak Energy Bhd	162,185
263,400	Sunway City Bhd	119,326
103,700	UMW Holdings Bhd	159,157
46,600	United Plantations BHD	117,895
		2,157,096
	Mexico—12.9%
40,700	Carso Global Telecom SAB de CV, Series A1*	157,977
30,100	Coca-Cola Femsa SAB de CV, Series L	96,815
43,000	Fomento Economico Mexicano SAB de CV	110,591
27,700	Grupo Aeroportuario del Sureste SAB de CV	90,385
28,700	Grupo Bimbo SAB de CV, Series A	139,815
37,000	Grupo Carso SAB de CV, Series A1	102,720
9,690	Grupo Elektra S.A. de CV	265,270
59,400	Grupo Financiero Inbursa S.A., Class O	160,034
89,351	Grupo Lamosa SAB de CV*	105,596
37,000	Industrias CH SAB de CV, Series B*	75,836
222,200	Mexichem SAB de CV	214,916
167,100	Telefonos de Mexico SAB de CV	152,263
		1,672,218
	Netherlands—1.0%
180,500	Unilever Indonesia Tbk PT	123,180

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares DWA Emerging Markets Technical Leaders Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Peru—6.4%
3,730	Credicorp Ltd.	$146,477
260,210	Edegel S.A.*	101,085
288,384	Empresa de Distribucion Electrica de Lima Norte S.A.	214,724
36,708	Enersur S.A.*	148,662
23,672	Sociedad Minera Cerro Verde S.A.	213,521
		824,469
	Philippines—5.4%
147,000	Jollibee Foods Corp.	138,226
1,250,000	Petron Corp.	125,204
2,360	Philippine Long Distance Telephone Co.	96,549
1,608,000	Pilipino Telephone Corp.*	197,557
136,700	San Miguel Corp.*	140,859
		698,395
	South Africa—9.7%
32,940	Aspen Pharmacare Holdings Ltd.	114,333
26,410	Aveng Ltd.	129,578
20,732	Group Five Ltd./South Africa	86,906
49,940	Illovo Sugar Ltd.	110,956
9,857	MTN Group Ltd.	109,843
28,271	Murray & Roberts Holdings Ltd.	189,937
8,150	Naspers Ltd. - Class N	134,650
77,274	New Clicks Holdings Ltd.	124,750
28,157	Northam Platinum Ltd.	87,832
14,583	Wilson Bayly Holmes-Ovcon Ltd.	169,351
		1,258,136
	Thailand—0.8%
66,400	Siam Commercial Bank PCL	102,829
	Turkey—3.1%
21,862	Akenerji Elektrik Uretim A.S.*	116,121
6,759	Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret A/S	221,240
33,887	Petrol Ofisi*	66,432
		403,793
	United Kingdom—0.8%
6,081	BHP Billiton PLC	103,669
	Total Investments (Cost $19,012,657)—100.1%	12,949,941
	Liabilities in excess of other assets—(0.1%)	(11,844)
	Net Assets—100.0%	$12,938,097

ADR American Depositary Receipt

GDR Global Depositary Receipt

*  Non-income producing security

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Asia Pacific Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—20.5%
24,316	AMP Ltd. REIT	$87,811
21,305	Aquarius Platinum Ltd.	41,825
57,567	Australian Worldwide Exploration Ltd.*	95,467
12,365	Bank of Queensland Ltd.	109,881
165,577	Beach Petroleum Ltd.	106,772
4,592	BHP Billiton Ltd.	87,580
21,437	BlueScope Steel Ltd.	62,595
124,184	Boart Longyear Group	35,771
14,609	Caltex Australia Ltd.	91,347
37,149	Centennial Coal Co. Ltd.	86,728
64,390	Consolidated Media Holdings Ltd.	87,475
28,085	Downer EDI Ltd.	90,549
8,938	Flight Centre Ltd.	83,061
88,252	GPT Group REIT	43,846
27,352	Incitec Pivot Ltd.	72,802
115,904	ING Office Fund REIT	84,373
167,170	Macquarie CountryWide Trust REIT	26,528
4,345	Macquarie Group Ltd.	85,578
75,590	Macquarie Infrastructure Group	98,363
191,051	Macquarie Office Trust	36,483
81,445	MFS Ltd.*	13,433
96,054	Mount Gibson Iron Ltd.*	25,666
86,928	Pacific Brands Ltd.	57,894
53,825	Qantas Airways Ltd.	86,795
6,382	QBE Insurance Group Ltd.	108,097
8,834	Santos Ltd.	79,404
5,389	Sims Group Ltd.	51,305
5,418	St. George Bank Ltd.	100,635
17,367	Suncorp-Metway Ltd.	92,815
40,337	Telstra Corp. Ltd.	110,230
7,102	Westpac Banking Corp.	96,740
		2,337,849
	China—28.0%
204,000	Aluminum Corp. of China Ltd.	74,127
358,000	Bank of China Ltd., H-Shares	104,527
252,000	China BlueChemical Ltd., H-Shares	95,583
117,000	China Coal Energy Co.	70,957
217,918	China Construction Bank Corp.	108,099
120,000	China COSCO Holdings Co. Ltd., H-Shares	64,643
100,000	China Everbright Ltd.	93,889
132,000	China Oilfield Services Ltd.	72,535
170,468	China Petroleum & Chemical Corp. (Sinopec), H-Shares	111,935
51,500	China Shenhua Energy Co. Ltd., H-Shares	97,772
738,422	China Shipping Container Lines Co. Ltd., H-Shares	85,022
104,000	China Shipping Development Co. Ltd.	102,481
335,998	China Telecom Corp. Ltd., H-Shares	119,576
115,322	CNOOC Ltd.	94,684

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
80,000	Delong Holdings Ltd.	$48,070
374,393	Dongfeng Motor Group Co. Ltd., H-Shares	105,977
422,000	Fosun International Ltd.	86,885
271,000	Hidili Industry International Development Ltd.	57,357
820,000	Honghua Group Ltd.	127,057
201,416	Huaneng Power International, Inc., H-Shares	97,981
134,000	Jiangxi Copper Co. Ltd., H-Shares	65,870
333,500	Kingboard Laminates Holdings Ltd.	81,676
274,337	Lenovo Group Ltd.	83,173
1,151,000	Maoye International Holdings	63,858
127,970	PetroChina Co. Ltd., H-Shares	96,215
21,000	Ping An Insurance Group Co. of China Ltd., H-Shares	89,807
468,000	Shanghai Electric Group Co. Ltd., H-Shares	141,606
300,500	Shui On Land Ltd.	68,059
172,000	Sinotruk Hong Kong Ltd.	70,837
426,500	Soho China Ltd.	126,791
130,000	Stella International Holdings Ltd.	109,600
374,000	Yangzijiang Shipbuilding Holdings Ltd.	83,631
200,000	Yanlord Land Group Ltd.	102,540
114,073	Yanzhou Coal Mining Co. Ltd., H-Shares	70,450
235,382	Zhejiang Expressway Co. Ltd., H-Shares	112,761
		3,186,031
	Hong Kong—37.5%
186,000	AAC Acoustic Technologies Holdings, Inc.*	96,965
77,290	BOC Hong Kong Holdings Ltd.	88,487
84,744	Cathay Pacific Airways Ltd.	103,409
359,000	Champion REIT	86,189
202,155	Chaoda Modern Agriculture Holdings Ltd.	142,416
252,000	China Agri-Industries Holdings Ltd.*	89,832
85,000	China Insurance International Holdings Co. Ltd.	133,587
14,000	China Mobile Ltd.	123,240
109,050	Chinese Estates Holdings Ltd.	83,781
47,000	Citic Pacific Ltd.	36,749
333,634	CNPC Hong Kong Ltd.	102,289
26,536	Dah Sing Financial Group	64,371
274,000	First Pacific Co. Ltd.	110,690
69,000	Great Eagle Holdings Ltd.	79,209
520,950	Guangdong Investment Ltd.	159,444
1,468,000	Guangzhou Investment Co. Ltd.	109,125
43,133	Hang Lung Group Ltd.	138,794
57,000	Hang Lung Properties Ltd.	139,272
129,500	Hongkong and Shanghai Hotels (The) Ltd.	122,311
145	HongKong Electric Holdings	781
45,000	Hongkong Land Holdings Ltd.	119,700
214,223	Hopewell Highway Infrastructure Ltd.	140,246
39,519	Hopewell Holdings Ltd.	122,862
19,000	Hutchison Whampoa Ltd.	102,668
55,000	Hysan Development Co. Ltd.	86,239

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Asia Pacific Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,527	Jardine Strategic Holdings Ltd.	$125,692
373,000	Johnson Electric Holdings Ltd.	77,497
41,500	Kingboard Chemical Holdings Ltd.	82,838
54,500	Orient Overseas International Ltd.	97,318
153,898	Pacific Basin Shipping Ltd.	82,400
319,884	PCCW Ltd.	112,675
56,000	Shanghai Industrial Holdings Ltd.	89,034
2,630,000	Shenzhen International Holdings Ltd.	88,769
974,000	Shougang Concord International Enterprises Co. Ltd.	80,652
110,000	Sino Land Co.	96,705
452,500	Sinotrans Shipping Ltd.	94,130
16,000	Swire Pacific Ltd., Class A	112,678
168,000	Texwinca Holdings Ltd.	78,510
24,227	VTech Holdings Ltd.	90,234
43,533	Wharf Holdings Ltd.	86,853
68,445	Wheelock and Co. Ltd.	102,529
17,500	Wing Hang Bank Ltd.	82,093
6	Wing Lung Bank Ltd.	121
56,000	Yue Yuen Industrial Holdings Ltd.	112,002
		4,275,386
	New Zealand—0.9%
74,738	Telecom Corp. of New Zealand Ltd.	101,100
	Singapore—12.2%
106,000	Ascendas REIT	117,883
116,000	Cosco Corp. Singapore Ltd.	63,451
52,000	Fraser and Neave Ltd.	98,061
522,000	Golden Agri-Resources Ltd.	69,618
13,074	Jardine Cycle & Carriage Ltd.	83,811
111,000	MobileOne Ltd.	98,757
96,000	Neptune Orient Lines Ltd.	81,033
55,000	SembCorp Industries Ltd.	92,382
14,400	Singapore Airlines Ltd.	110,259
123,000	Singapore Airport Terminal Services Ltd.	124,857
43,000	Singapore Petroleum Co. Ltd.	61,287
220,000	Singapore Post Ltd.	105,441
94,000	United Industrial Corp. Ltd.	85,250
74,000	UOL Group Ltd.	96,809
27,000	Venture Corp. Ltd.	98,608
		1,387,507
	United States—0.9%
136,000	Noble Group Ltd.	98,940
	Total Common Stocks and Other Equity Interests (Cost $22,711,819)	11,386,813

Number of Shares		Value
	Money Market Fund—0.5%
	United States—0.5%
56,789	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $56,789)	$56,789
	Total Investments (Cost $22,768,608)—100.5%	11,443,602
	Liabilities in excess of other assets—(0.5%)	(52,382)
	Net Assets—100.0%	$11,391,220

REIT Real Estate Investment Trust

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Australia—1.7%
9,069	BHP Billiton Ltd.	$172,969
42,558	BlueScope Steel Ltd.	124,267
127,833	Consolidated Media Holdings Ltd.	173,665
54,604	Incitec Pivot Ltd.	145,337
8,627	Macquarie Group Ltd.	169,916
		786,154
	Austria—1.2%
5,597	OMV AG	178,246
5,710	Vienna Insurance Group	153,336
8,378	Voestalpine AG	203,418
		535,000
	Belgium—2.4%
3,006	Ackermans & van Haaren N.V.	171,619
2,098	Bekaert S.A.	205,396
1,202	D'ieteren S.A.	183,198
9,459	Euronav N.V.	137,580
28,091	Fortis	33,142
486	Fortis Strip VVPR*	6
42,025	Nyrstar	129,792
5,954	Tessenderlo Chemie N.V.	234,334
		1,095,067
	Canada—5.8%
9,288	Addax Petroleum Corp.	137,504
14,981	AGF Management Ltd., Class B	163,505
6,267	Bank of Montreal	221,743
6,155	Bank of Nova Scotia	203,454
49,315	Bombardier, Inc., Class B	188,604
977	Fairfax Financial Holdings Ltd.	265,976
6,553	First Quantum Minerals Ltd.	136,897
26,556	Gerdau Ameristeel Corp.	140,878
11,252	Nexen, Inc.	177,130
116,638	Nortel Networks Corp.*	143,897
8,086	Petro-Canada	200,446
5,859	Royal Bank of Canada	225,715
8,590	Teck Cominco Ltd. Class B	84,780
8,300	Vermilion Energy Trust	204,112
27,647	Viterra, Inc.*	173,952
		2,668,593
	China—3.5%
712,000	Bank of China Ltd., H-Shares	207,885
430,000	China Construction Bank Corp.	213,303
240,500	China COSCO Holdings Co. Ltd., H-Shares	129,555
212,000	China Shipping Development Co. Ltd.	208,904
671,321	China Telecom Corp. Ltd., H-Shares	238,913
837,500	Fosun International	172,431
262,000	PetroChina Co. Ltd., H-Shares	196,985
594,000	Shui On Land Ltd.	134,533
232,000	Yanzhou Coal Mining Co. Ltd. H Shares	143,280
		1,645,789

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Denmark—1.0%
31	A P Moller - Maersk A/S	$177,479
4,954	D/S Norden A/S	149,370
10,100	Dampskibsselskabet Torm A/S	162,533
		489,382
	Finland—0.2%
8,962	Outotec Oyj	119,163
	France—6.1%
8,763	AXA S.A.	166,555
3,016	BNP Paribas	216,649
5,961	Cap Gemini S.A.	191,082
2,419	CNP Assurances	193,924
13,696	Credit Agricole S.A.	197,130
644	Eramet	129,865
10,113	France Telecom S.A.	253,705
91,892	Havas S.A.	182,417
67,215	Natixis	148,092
3,094	Nexans S.A.	175,582
8,907	Publicis Groupe	200,280
4,114	Renault S.A.	125,442
13,696	SCOR SE	223,245
8,436	Valeo S.A.	146,198
1,198	Vallourec S.A.	133,324
3,327	Wendel	158,149
		2,841,639
	Germany—4.0%
1,970	Allianz SE	143,841
5,167	Bauer AG	183,278
6,639	Demag Cranes AG	125,767
3,560	Deutsche Bank AG	132,312
5,331	Deutsche Postbank AG	106,802
7,314	Hannover Rueckversicherung AG	180,140
10,613	Kloeckner & Co. SE	151,728
9,771	Lanxess AG	147,251
6,150	Norddeutsche Affinerie AG	195,453
2,470	Salzgitter AG	158,232
8,188	ThyssenKrupp AG	154,295
1,827	Wacker Chemie AG	196,431
		1,875,530
	Greece—0.3%
12,453	Piraeus Bank S.A.	157,168
	Hong Kong—5.9%
154,377	BOC Hong Kong Holdings Ltd.	176,742
204,000	China Everbright Ltd.	191,534
169,000	China Insurance International Holdings Co. Ltd.	265,601
218,000	Chinese Estates Holdings Ltd.	167,485
231,000	CNOOC Ltd.	189,660

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
85,000	Hang Lung Group Ltd.	$273,514
94,000	Hongkong Land Holdings Ltd.	250,040
37,000	Hutchison Whampoa Ltd.	199,933
20,500	Jardine Strategic Holdings Ltd.	244,769
53,143	Jinhui Shipping & Transportation Ltd.	71,712
84,500	Kingboard Chemical Holdings Ltd.	168,671
544,000	Lenovo Group Ltd.	164,929
307,000	Pacific Basin Shipping Ltd.	164,374
138,000	Wheelock and Co. Ltd.	206,720
		2,735,684
	Ireland—1.1%
49,640	Anglo Irish Bank Corp. PLC	158,518
14,188	DCC PLC	220,016
50,017	Governor & Co. of the Bank of Ireland	146,934
		525,468
	Italy—3.4%
8,585	Assicurazioni Generali SpA	215,698
24,014	Autostrada Torino-Milano SpA	186,861
16,778	Buzzi Unicem SpA	202,846
19,623	Danieli & Co. SpA	143,930
10,196	Eni SpA	242,119
11,314	Fondiaria - Sai SpA	211,470
121,105	Piaggio & C SpA	215,477
59,569	UniCredito Italiano SpA	145,083
		1,563,484
	Japan—34.0%
25,700	Brother Industries Ltd.	175,609
28,800	Casio Computer Co. Ltd.	185,285
55,000	Chuo Mitsui Trust Holdings, Inc.	217,350
18,200	Circle K Sunkus Co. Ltd.	309,930
62,000	Daicel Chemical Industries Ltd.	223,911
49,350	Daiei (The), Inc.*	240,458
24,000	Daihatsu Motor Co. Ltd.	177,983
55,000	Daiichi Chuo Kisen Kaisha	177,886
51,000	Fuji Heavy Industries Ltd.	179,693
46,000	Fujitsu Ltd.	181,157
21,500	Hitachi Capital Corp.	171,920
18,600	Hitachi Chemical Co. Ltd.	190,360
42,000	Hitachi Ltd.	197,513
128,000	Hokuhoku Financial Group, Inc.	253,700
9,000	Honda Motor Co. Ltd.	224,153
31	INPEX Corp.	180,260
95,000	Isuzu Motors Ltd.	167,181
41,000	ITOCHU Corp.	217,027
7,900	JFE Holdings, Inc.	201,899
68,000	JFE Shoji Holdings, Inc.	214,987
17,000	JGC Corp.	182,535
132,000	Kawasaki Heavy Industries Ltd.	239,538
20,500	Keihin Corp.	183,526
65,000	Keiyo Bank (The) Ltd.	291,877

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,000	Koito Manufacturing Co. Ltd.	$225,569
24,500	Konica Minolta Holdings, Inc.	161,161
17,400	Lintec Corp.	203,906
12,800	Makita Corp.	232,472
55,000	Marubeni Corp.	214,025
65,000	Mazda Motor Corp.	144,393
69,000	Minebea Co. Ltd.	186,523
11,400	Mitsubishi Corp.	191,396
39,000	Mitsubishi Electric Corp.	242,167
8,560	Mitsubishi UFJ Lease & Finance Co. Ltd.	205,333
19,000	Mitsui & Co. Ltd.	184,400
29,000	Mitsui O.S.K. Lines Ltd.	151,682
65,000	NEC Corp.	193,023
13,100	NEC Electronics Corp.*	132,155
48,000	NHK Spring Co. Ltd.	193,765
17,000	Nifco, Inc.	250,268
30,000	Nippon Electric Glass Co. Ltd.	180,743
61,000	Nippon Mining Holdings, Inc.	187,046
55,000	Nippon Sheet Glass Co. Ltd.	180,164
69,000	Nippon Steel Corp.	232,626
64	Nippon Telegraph & Telephone Corp.	261,591
38,000	Nippon Yusen Kabushiki Kaisha	184,055
38,300	Nissan Motor Co. Ltd.	190,522
44,000	Nissan Shatai Co. Ltd.	287,850
19,300	Nissin Kogyo Co. Ltd.	177,090
49,000	NSK Ltd.	200,315
187	NTT DocoMo, Inc.	297,055
46,000	OKUMA Corp.	202,583
20,000	Ricoh Co. Ltd.	215,591
5,900	Sankyo Co. Ltd.	262,938
72,000	Sankyu, Inc.	227,290
152,000	Sanyo Electric Co. Ltd.*	231,094
11,600	Seiko Epson Corp.	174,498
5,800	Shin-Etsu Chemical Co. Ltd.	308,804
104,000	Shinsei Bank Ltd.	159,786
17,900	Stanley Electric Co. Ltd.	225,413
26,800	Sumitomo Corp.	236,171
25,000	Sumitomo Metal Mining Co. Ltd.	187,788
14,700	Suzuki Motor Corp.	216,063
100,000	Toagosei Co. Ltd.	214,932
44,000	Tokuyama Corp.	223,186
27,100	Toppan Forms Co. Ltd.	252,136
72,000	Toshiba TEC Corp.	222,675
64,000	Toyo Engineering Corp.	184,256
16,900	Toyoda Gosei Co. Ltd.	237,656
25,300	TS Tech Co. Ltd.	189,823
65,000	Tsubakimoto Chain Co.	181,595
96,000	Ube Industries Ltd.	202,318
24,000	Yamaguchi Financial Group, Inc.	229,932
17,100	Yamatake Corp.	326,775
7,900	Yamato Kogyo Co. Ltd.	187,010
		15,777,346

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Liechtenstein—0.5%
1,597	Verwalt & Privat-Bank AG	$219,957
	Netherlands—3.2%
28,036	Aegon N.V.	115,900
13,008	Draka Holding	156,279
15,499	European Aeronautic Defence and Space Co. N.V.	256,477
11,093	ING Groep N.V. CVA GDR	103,526
5,661	Koninklijke DSM N.V.	156,846
10,100	Koninklijke Philips Electronics N.V.	185,694
17,758	New World Resources N.V.	88,403
9,151	Royal Dutch Shell PLC, Class A	252,344
21,018	SNS Reaal	153,395
		1,468,864
	Norway—1.4%
30,000	DnB NOR ASA	173,940
10,956	StatoilHydro ASA	220,466
44,600	Storebrand ASA	105,766
29,600	TGS Nopec Geophysical Co. ASA*	164,664
		664,836
	Singapore—0.7%
233,000	Cosco Corp. Singapore Ltd.	127,449
28,000	Singapore Airlines Ltd.	214,392
93	Jardine Cycle & Carriage Ltd.	596
500	Wing Tai Holdings Ltd.	233
		342,670
	Spain—3.6%
17,270	Banco Bilbao Vizcaya Argentaria S.A.	199,419
20,044	Banco Espanol de Credito S.A.	253,704
18,712	Banco Santander S.A.	201,341
732	Construcciones y Auxiliar de Ferrocarriles S.A.	203,587
11,960	Grupo Catalana Occidente S.A.	187,135
63,216	Mapfre S.A.	200,161
14,788	Obrascon Huarte Lain S.A.	184,846
12,910	Sociedad General de Aguas de Barcelona S.A., Class A	238,971
		1,669,164
	Sweden—0.9%
18,186	Hoganas AB	254,675
18,906	Swedbank AB	155,547
		410,222
	Switzerland—3.4%
4,062	Baloise Holding AG	215,620
4,777	Bobst Group AG	171,650
1,855	Bucher Industries AG	198,994
5,791	Credit Suisse Group AG	215,000
1,039	Helvetia Holding AG	176,837

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
689	Kuoni Reisen Holding AG	$200,427
1,850	Swiss Life Holding AG	165,505
1,076	Zurich Financial Services AG	216,735
		1,560,768
	United Kingdom—14.8%
19,565	3i Group PLC	171,335
7,775	Anglo American PLC	195,860
33,603	Antofagasta PLC	208,440
31,786	Aviva PLC*	190,358
48,494	Balfour Beatty PLC	196,747
233,043	Bradford & Bingley PLC	—
971,141	Central African Mining & Exploration Co. PLC*	118,770
47,175	Centrica PLC	232,731
23,729	Close Brothers Group PLC	207,296
32,599	Cookson Group PLC	105,945
12,163	Dana Petroleum PLC*	196,452
55,273	Davis Service Group (The) PLC	197,540
24,469	Eurasian Natural Resources Corp.	122,867
79,162	Game Group PLC	166,716
60,640	Hiscox Ltd.	241,242
18,040	HSBC Holdings PLC	214,519
41,010	IMI PLC	182,982
49,492	Interserve PLC	148,411
46,368	Investec PLC	176,789
34,769	Jardine Lloyd Thompson Group PLC	248,993
22,119	Kazakhmys PLC	104,117
21,685	Keller Group PLC	183,122
156,150	Legal & General Group PLC	180,301
38,271	Man Group PLC	221,836
59,148	Mondi PLC	215,524
200,192	Old Mutual PLC	162,754
14,562	Premier Oil PLC*	175,269
218,758	Regus PLC	165,242
108,814	RSA Insurance Group PLC	242,947
178,207	Senior PLC	164,844
23,374	Spectris PLC	188,362
10,694	Standard Chartered PLC	177,443
66,445	Standard Life PLC	258,233
52,575	Tullett Prebon PLC	202,287
10,911	Vedanta Resources PLC	151,706
24,745	Venture Production PLC	162,132
42,116	WH Smith PLC	254,222
7,340	Xstrata PLC	126,045
		6,860,379
	Total Common Stocks and Other Equity Interests (Cost $74,463,816)	46,012,327

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Developed International Opportunities Portfolio

October 31, 2008

Number of Shares		Value
	Preferred Stocks—0.9%
	Germany—0.5%
2,368	Porsche Automobil Holding SE	$205,901
	Italy—0.4%
23,134	Istituto Finanziario Industriale SpA*	200,950
	Total Preferred Stocks (Cost $672,009)	406,851
	Rights—0.0%
	Belgium—0.0%
28,091	Fortis Rights S.A., expiring 06/30/14* (Cost $0)	—
	Total Investments** (Cost $75,135,825)—100.0%	46,419,178
	Liabilities in excess of other assets—0.0%	(3,296)
	Net Assets—100.0%	$46,415,882

GDR Global Depositary Receipt

*  Non-income producing security

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Dynamic Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.1%
	Austria—2.4%
587	Andritz AG	$16,632
6,112	Immofinanz Immobilien Anlagen AG	6,783
524	OMV AG	16,688
299	Raiffeisen International Bank - Holding AG	9,361
677	RHI AG*	10,541
521	Strabag SE	10,148
535	Vienna Insurance Group	14,366
771	Voestalpine AG	18,720
		103,239
	Belgium—4.0%
282	Ackermans & van Haaren N.V.	16,100
196	Bekaert S.A.	19,189
590	Compagnie Maritime Belge S.A.	11,386
114	D'ieteren S.A.	17,375
879	Euronav N.V.	12,785
2,651	Fortis*	3,128
326	Fortis Strip VVPR*	4
548	GIMV N.V.	22,694
402	Nationale A Portefeuille	21,631
3,446	Nyrstar	10,643
559	Tessenderlo Chemie N.V.	22,001
817	Umicore	14,536
		171,472
	Bermuda—0.6%
4,647	Lancashire Holdings Ltd.	25,744
	Denmark—1.9%
3	A P Moller - Maersk A/S, Class B	17,175
475	D/S Norden A/S	14,322
885	Dampskibsselskabet Torm A/S	14,242
1,300	H. Lundbeck A/S	23,103
800	Sydbank A/S	12,369
		81,211
	Finland—1.6%
1,071	Konecranes Oyj	18,107
845	Outotec Oyj	11,236
1,216	Rautaruukki Oyj	19,744
1,714	TietoEnator Oyj	18,912
		67,999
	France—16.6%
1,172	Air France-KLM	16,800
599	Atos Origin S.A.	13,839
823	AXA S.A.	15,642
1,771	Beneteau S.A.	16,383
283	BNP Paribas	20,329
558	Cap Gemini S.A.	17,887
311	Casino Guichard Perrachon S.A.	21,629
312	Christian Dior S.A.	18,805

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
228	CNP Assurances	$18,278
490	Compagnie de Saint-Gobain	18,811
1,285	Credit Agricole S.A.	18,495
485	Dassault Systemes S.A.	19,979
60	Eramet	12,099
311	Eurazeo	18,629
233	Fonciere Des Regions REIT	15,329
949	France Telecom S.A.	23,808
527	GDF Suez	23,339
8,612	Havas S.A.	17,096
1,015	Ingenico	15,771
368	Mobistar S.A.	24,296
6,342	Natixis	13,973
292	Nexans S.A.	16,571
652	PSA Peugeot S.A.	17,310
837	Publicis Groupe	18,821
823	Rallye S.A.	16,584
389	Renault S.A.	11,861
1,409	Safran S.A.	17,791
411	Sanofi-Aventis S.A.	25,907
294	Schneider Electric S.A.	17,532
1,285	SCOR SE	20,946
862	Teleperformance	18,506
508	Thales S.A.	20,279
424	Total S.A.	23,207
335	UBISOFT Entertainment*	17,618
791	Valeo S.A.	13,708
114	Vallourec S.A.	12,687
199	Vilmorin & Cie	19,346
552	Vinci S.A.	19,764
312	Wendel	14,831
		704,486
	Germany—8.2%
184	Allianz SE	13,435
536	BASF AG	17,605
476	Bauer AG	16,884
441	Bilfinger Berger AG	19,767
621	Demag Cranes AG	11,764
334	Deutsche Bank AG	12,414
1,245	Deutsche Lufthansa AG	17,155
499	Deutsche Postbank AG	9,997
1,434	Gildemeister AG	13,377
685	Hannover Rueckversicherung AG	16,871
995	Kloeckner & Co. SE	14,225
170	KWS Saat AG	20,328
916	Lanxess AG	13,804
758	Leoni AG	9,355
354	MAN AG	17,220
577	Norddeutsche Affinerie AG	18,338
278	RWE AG	22,674

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
232	Salzgitter AG	$14,862
768	ThyssenKrupp AG	14,472
1,264	Tognum AG	13,897
1,545	TUI AG	18,565
171	Wacker Chemie AG	18,386
		345,395
	Greece—0.8%
2,351	Hellenic Petroleum S.A.	19,378
1,165	Piraeus Bank S.A.	14,703
		34,081
	Hong Kong—0.1%
4,989	Jinhui Shipping & Transportation Ltd.	6,732
	Ireland—1.4%
4,652	Anglo Irish Bank Corp. PLC	14,855
1,332	DCC PLC	20,656
4,687	Governor & Co. of the Bank of Ireland	13,769
5,080	Smurfit Kappa Group PLC	9,021
		58,301
	Italy—9.0%
806	Assicurazioni Generali SpA	20,251
2,252	Autostrada Torino-Milano SpA	17,523
9,850	Banca Monte dei Paschi di Siena SpA	19,026
3,048	Banca Popolare di Milano Scarl	17,748
1,622	Banco Popolare SpA	20,131
1,574	Buzzi Unicem SpA	19,030
1,833	Danieli & Co. Rnc SpA	13,445
3,123	Enel SpA	20,787
956	Eni SpA	22,702
1,063	Fondiaria - Sai SpA	19,869
1,925	Italcementi SpA	22,322
5,662	Milano Assicurazioni SpA	18,416
11,278	Parmalat SpA	19,701
11,329	Piaggio & C SpA	20,157
3,079	Piccolo Credito Valtellinese Scarl	23,145
43,519	Pirelli & C. SpA	15,266
1,382	Prysmian SpA	16,680
4,376	Recordati SpA	20,577
1,611	Trevi Finanziaria SpA	18,623
5,577	UniCredit SpA	13,583
		378,982
	Liechtenstein—0.5%
151	Verwalt & Privat-Bank AG	20,797
	Netherlands—5.3%
2,627	Aegon N.V.	10,860
1,359	ASM International N.V.*	12,997
1,212	Draka Holding	14,561

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,455	European Aeronautic Defence and Space Co. N.V.	$24,076
1,266	Imtech N.V.	19,243
1,039	ING Groep N.V. CVA	9,696
517	Koninklijke Boskalis Westminster CVA GDR	16,981
532	Koninklijke DSM N.V.	14,740
949	Koninklijke Philips Electronics N.V.	17,448
541	Koninklijke Vopak N.V.	17,452
1,676	New World Resources N.V.	8,343
1,042	Nieuwe Steen Investments Funds N.V. REIT	18,099
859	Royal Dutch Shell PLC, Class A	23,687
1,970	SNS Reaal	14,378
		222,561
	Norway—2.6%
1,300	Aker Solutions ASA	7,113
2,800	DnB NOR ASA	16,234
4,084	Norsk Hydro ASA	17,072
1,043	StatoilHydro ASA	20,988
4,200	Storebrand ASA	9,960
1,600	Subsea 7, Inc.*	12,724
2,626	TGS Nopec Geophysical Co. ASA*	14,608
640	Yara International ASA	13,377
		112,076
	Portugal—1.4%
8,592	Banco BPI S.A.	17,617
2,536	Portugal Telecom, SGPS S.A.	16,594
2,692	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	23,352
		57,563
	Spain—6.5%
1,622	Banco Bilbao Vizcaya Argentaria S.A.	18,729
1,883	Banco Espanol de Credito S.A.	23,835
2,138	Banco Popular Espanol S.A.	19,358
1,757	Banco Santander S.A.	18,905
496	Cementos Portland Valderrivas S.A.	17,964
68	Construcciones y Auxiliar de Ferrocarriles S.A.	18,912
628	Corp Financiera Alba	18,406
5,216	Criteria Caixacorp S.A.	16,793
1,123	Grupo Catalana Occidente S.A.	17,571
2,362	Laboratorios Almirall S.A.*	20,818
5,934	Mapfre S.A.	18,789
1,386	Obrascon Huarte Lain S.A.	17,325
1,138	Sociedad General de Aguas de Barcelona S.A., Class A	21,065
1,551	Viscofan S.A.	26,541
		275,011
	Sweden—2.7%
2,350	Alfa Laval AB	16,889
1,700	Hoganas AB	23,806

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,173	Kinnevik Investment AB, Class B	$16,954
1,100	Ratos AB	19,331
1,500	SSAB Svenskt Stal AB, Class A	15,100
1,800	Swedbank AB	14,809
650	Vostok Gas Ltd. GDR*	8,081
		114,970
	Switzerland—5.9%
381	Baloise Holding AG	20,225
444	Bobst Group AG	15,954
174	Bucher Industries AG	18,666
544	Credit Suisse Group AG	20,197
843	EFG International AG	18,018
97	Helvetia Holding AG	16,509
65	Kuoni Reisen Holding AG	18,908
286	Pargesa Holding S.A.	21,751
606	Petroplus Holdings AG	16,019
170	Roche Holding AG	25,812
2,489	STMicroelectronics N.V.	20,171
174	Swiss Life Holding AG	15,566
99	Zurich Financial Services AG	19,941
		247,737
	United Kingdom—27.6%
1,836	3i Group PLC	16,078
2,500	Acergy S.A.	16,914
13,895	Aegis Group PLC	14,702
731	Anglo American PLC	18,415
3,105	Antofagasta PLC	19,260
596	AstraZeneca PLC	25,358
2,985	Aviva PLC*	17,876
3,413	BAE Systems PLC	19,260
4,552	Balfour Beatty PLC	18,468
1,705	Berkeley Group Holdings PLC	20,610
5,547	BlueBay Asset Management PLC	18,087
3,010	BP PLC	24,633
31,299	Bradford & Bingley PLC*	—
9,000	BT Group PLC	16,979
91,625	Central African Mining & Exploration Co. PLC*	11,206
4,428	Centrica PLC	21,845
2,227	Close Brothers Group PLC	19,455
3,060	Cookson Group PLC	9,945
5,263	CSR PLC*	17,622
3,501	Dairy Crest Group PLC	17,561
1,140	Dana Petroleum PLC*	18,413
5,190	Davis Service Group (The) PLC	18,549
32,043	Debenhams PLC	19,814
2,309	Eurasian Natural Resources Corp.	11,594
7,431	Game Group PLC	15,650
6,670	GKN PLC	12,841
11,967	Henderson Group PLC	10,276

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,693	Hiscox Ltd.	$22,648
1,693	HSBC Holdings PLC	20,132
3,665	ICAP PLC	18,335
3,850	IMI PLC	17,178
1,186	Intermediate Capital Group PLC	18,563
4,154	International Power PLC	14,920
4,647	Interserve PLC	13,935
6,771	Invensys PLC*	17,047
4,354	Investec PLC	16,601
3,260	Jardine Lloyd Thompson Group PLC	23,346
2,087	Kazakhmys PLC	9,824
2,036	Keller Group PLC	17,193
14,661	Legal & General Group PLC	16,929
3,594	Man Group PLC	20,832
10,076	Melrose PLC	14,541
5,553	Mondi PLC	20,234
8,283	Morgan Crucible Co.	14,381
1,282	Next PLC	21,877
1	Northumbrian Water Group PLC	5
18,794	Old Mutual PLC	15,279
2,447	Petrofac Ltd.	17,007
8,872	Premier Farnell PLC	18,715
1,374	Premier Oil PLC*	16,538
20,503	Regus PLC	15,487
368	Rio Tinto PLC	17,258
4,118	Rolls-Royce Group PLC*	21,874
235,549	Rolls-Royce Group PLC-C Shares*	381
10,216	RSA Insurance Group PLC	22,809
16,441	Senior PLC	15,208
2,195	Spectris PLC*	17,689
21,559	Spirent Communications PLC	18,935
5,626	St. James's Place PLC	16,892
5,149	Stagecoach Group PLC	15,522
1,004	Standard Chartered PLC	16,659
6,239	Standard Life PLC	24,247
4,936	Tullett Prebon PLC	18,992
1,030	Vedanta Resources PLC	14,321
2,323	Venture Production PLC	15,221
3,954	WH Smith PLC	23,867
5,853	Xchanging PLC	20,929
693	Xstrata PLC	11,900
20,151	Yell Group PLC	20,079
		1,165,741
	Total Common Stocks and Other Equity Interests (Cost $7,510,436)	4,194,098

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Dynamic Europe Portfolio

October 31, 2008

Number of Shares		Value
	Preferred Stocks—0.9%
	Germany—0.5%
222	Porsche Automobil Holding SE	$19,303
	Italy—0.4%
2,162	Istituto Finanziario Industriale SpA*	18,780
	Total Preferred Stocks (Cost $64,191)	38,083
	Rights—0.0%
	Belgium—0.0%
2,651	Fortis Rights SA, expiring 06/30/14* (Cost $0)	—
	Total Investments** (Cost $7,574,627)—100.0%	4,232,181
	Liabilities in excess of other assets—0.0%	(941)
	Net Assets—100.0%	$4,231,240

GDR Global Depositary Receipt.

REIT Real Estate Investment Trust

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Brazil—7.2%
2,364	Cia Siderurgica Nacional S.A. ADR	$32,150
5,228	Cia Vale do Rio Doce ADR	68,590
2,563	Gerdau S.A. ADR	16,429
182,000	International Nickel Indonesia Tbk PT	28,936
		146,105
	Canada—1.7%
4,000	Katanga Mining Ltd.*	4,902
1,759	KHD Humboldt Wedag International Ltd.*	30,044
		34,946
	China—18.2%
64,000	Angang Steel Co. Ltd., H-Shares	39,267
8,000	Anhui Conch Cement Co. Ltd., H-Shares	25,478
81,000	China Communications Construction Co. Ltd., H-Shares	57,371
76,000	China Molybdenum Co. Ltd.	23,798
52,000	China National Building Material Co. Ltd., H-Shares	30,281
31,000	Delong Holdings Ltd.	18,627
10,000	Dongfang Electric Corp. Ltd., H-Shares	19,466
80,000	Harbin Power Equipment Co. Ltd., H-Shares	44,484
214,000	Hunan Non-Ferrous Metal Corp., H-Shares	19,210
25,000	Jiangxi Copper Co. Ltd., H-Shares	12,289
63,000	Lonking Holdings Ltd.	25,382
174,000	Shanghai Electric Group Co. Ltd., H-Shares	52,649
		368,302
	France—9.1%
832	Alstom S.A.	41,027
104	Areva S.A. ADR	52,362
49,500	Lafarge Malayan Cement Berhad	40,036
1,435	Vinci S.A.	51,379
		184,804
	Germany—1.8%
67,500	Indocement Tunggal Prakarsa Tbk PT	22,132
863	Leighton Holdings Ltd.	14,246
		36,378
	Hong Kong—1.3%
472,000	HKC Holdings Ltd.	26,001
	India—2.0%
1,700	Larsen & Toubro Ltd. GDR	27,253
2,082	Sterlite Industries India Ltd. ADR	12,888
		40,141
	Indonesia—4.9%
556,000	Aneka Tambang Tbk PT	52,344
108,500	Semen Gresik Persero Tbk PT	29,311
61,000	United Tractors Tbk PT	17,779
		99,434

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Israel—2.5%
6,907	Ormat Industries Ltd.	$49,461
	Kazakhstan—0.5%
6,645	Steppe Cement Ltd.*	10,297
	Malaysia—5.0%
116,100	Gamuda Berhad	49,637
49,700	IJM Corp. Berhad	36,078
44,600	WCT Berhad	16,125
		101,840
	Mexico—2.0%
47,400	Carso Infraestructura y Construccion SAB de CV*	27,298
9,100	Empresas ICA SAB de CV*	13,282
		40,580
	Russia—6.6%
9,150	LSR Group GDR	22,784
2,700	Magnitogorsk Iron & Steel Works GDR	7,994
1,224	Mechel ADR	11,224
5,950	MMC Norilsk Nickel ADR	62,178
1,900	Novolipetsk Steel OJSC GDR	17,896
2,950	Severstal GDR	10,241
		132,317
	Singapore—4.0%
31,000	Hyflux Ltd.	32,590
38,000	SembCorp Marine Ltd.	47,193
		79,783
	South Africa—11.9%
3,875	African Rainbow Minerals Ltd.	39,348
8,091	Aveng Ltd.	39,698
6,944	Group Five Ltd.	29,108
9,847	Pretoria Portland Cement Co. Ltd.	30,081
11,460	Reunert Ltd.	57,379
3,847	Wilson Bayly Holmes-Ovcon Ltd.	44,675
		240,289
	Spain—0.9%
187	Acciona S.A.	17,598
	Sweden—1.0%
2,400	Atlas Copco AB, Class A	20,040
	Switzerland—3.7%
5,949	ABB Ltd.	75,682
	Taiwan—5.7%
35,000	China Steel Corp.	25,277
75,000	Chung Hung Steel Corp.	23,502

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Emerging Markets Infrastructure Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
60,000	Taiwan Cement Corp.	$30,809
55,000	Tung Ho Steel Enterprise Corp.	35,751
		115,339
	United Kingdom—0.6%
1,816	Highveld Steel and Vanadium Corp. Ltd.	11,121
	United States—9.3%
1,807	Caterpillar, Inc.	68,972
521	Fluor Corp.	20,804
424	Foster Wheeler Ltd.*	11,618
934	Ingersoll-Rand Co. Ltd., Class A	17,232
534	ITT Corp.	23,763
3,110	KBR, Inc.	46,152
		188,541
	Total Investments** (Cost $2,242,377)—99.9%	2,018,999
	Other assets less liabilities—0.1%	1,221
	Net Assets—100.0%	$2,020,220

ADR American Depository Receipt

GDR Global Depository Receipt

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—58.8%
11,837	AGL Energy Ltd.	$110,354
21,800	Alumina Ltd.	30,800
34,979	Amcor Ltd.	134,058
37,884	AMP Ltd.	136,809
2,066	ASX Ltd.	41,186
42,915	Australia and New Zealand Banking Group Ltd.	499,438
21,710	AXA Asia Pacific Holdings Ltd.	63,584
24,492	BHP Billiton Ltd.	467,123
22,035	BlueScope Steel Ltd.	64,341
25,161	Boral Ltd.	75,182
14,559	Brambles Ltd.	77,098
5,758	Caltex Australia Ltd.	36,004
45,030	CFS Retail Property Trust REIT	60,134
10,065	Coca-Cola Amatil Ltd.	53,939
34,475	Commonwealth Bank of Australia	935,595
35,094	Consolidated Media Holdings Ltd.	47,676
8,203	Crown Ltd.	36,447
2,690	CSL Ltd.	64,948
83,631	Dexus Property Group REIT	41,376
11,254	Fairfax Media Ltd.	14,324
45,974	Foster's Group Ltd.	174,479
31,840	Goodman Fielder Ltd. REIT	19,944
67,493	GPT Group REIT	33,532
79,552	Insurance Australia Group Ltd.	200,060
14,020	Lend Lease Corp. Ltd.	64,406
8,708	Lion Nathan Ltd.	51,089
18,216	Macquarie Airports	25,719
5,352	Macquarie Group Ltd.	105,412
100,729	Macquarie Infrastructure Group	131,076
83,715	Macquarie Office Trust REIT	15,986
24,146	Metcash Ltd.	64,700
36,718	Mirvac Group REIT	23,861
58,197	National Australia Bank Ltd.	937,490
12,349	OneSteel Ltd.	28,166
5,224	Orica Ltd.	67,414
19,846	Origin Energy Ltd.	206,628
44,000	OZ Minerals Ltd.	27,442
48,380	PaperlinX Ltd.	44,731
41,894	Qantas Airways Ltd.	67,555
13,532	QBE Insurance Group Ltd.	229,202
2,131	Rio Tinto Ltd.	109,446
12,017	Santos Ltd.	108,014
15,430	St. George Bank Ltd.	286,600
36,099	Stockland REIT	96,372
31,026	Suncorp-Metway Ltd.	165,812
14,340	TABCORP Holdings Ltd.	65,269
22,403	Tatts Group Ltd.	37,246
126,164	Telstra Corp. Ltd.	344,771
12,371	Toll Holdings Ltd.	49,029

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
20,201	Transurban Group	$72,007
12,424	Virgin Blue Holdings Ltd.	2,848
7,137	Wesfarmers Ltd.	101,829
1,737	Wesfarmers Ltd. - PPS	24,893
35,757	Westfield Group REIT	392,074
48,189	Westpac Banking Corp.	656,404
3,609	Woodside Petroleum Ltd.	101,236
18,912	Woolworths Ltd.	350,004
		8,473,162
	China—0.4%
32,000	China High Speed Transmission Equipment Group Co. Ltd.	25,420
72,500	Fosun International	14,927
29,000	Hidili Industry International Development Ltd.	6,138
371,612	Semiconductor Manufacturing International Corp.*	6,874
		53,359
	Germany—0.2%
1,564	Leighton Holdings Ltd.	25,818
	Hong Kong—30.0%
29,493	Bank of East Asia (The) Ltd.	59,490
98,932	BOC Hong Kong Holdings Ltd.	113,264
54,904	Cathay Pacific Airways Ltd.	66,996
28,673	Cheung Kong Holdings Ltd.	275,290
7,986	Cheung Kong Infrastructure Holdings Ltd.	29,251
8,324	China Merchants Holdings International Co. Ltd.	19,830
44,724	China Mobile Ltd.	393,699
22,434	China Resources Enterprise Ltd.	44,662
116,214	China Unicom Hong Kong Ltd.	165,911
23,721	Chinese Estates Holdings Ltd.	18,224
25,433	Citic Pacific Ltd.	19,886
45,345	CLP Holdings Ltd.	305,790
138,140	CNOOC Ltd.	113,418
23,080	Cosco Pacific Ltd.	16,806
11,103	Esprit Holdings Ltd.	63,085
23,406	Foxconn International Holdings Ltd.*	8,612
18,557	Great Eagle Holdings Ltd.	21,303
4,928	Guoco Group Ltd.	28,943
17,799	Hang Lung Group Ltd.	57,274
26,427	Hang Lung Properties Ltd.	64,571
14,260	Hang Seng Bank Ltd.	177,920
1,750,739	Henderson Investment Ltd.	82,193
16,580	Henderson Land Development Co. Ltd.	59,957
48,381	Hong Kong and China Gas Co. Ltd.	85,232
5,063	Hong Kong Exchanges & Clearing Ltd.	51,340
45,684	HongKong Electric Holdings	246,219

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
32,000	Hongkong Land Holdings Ltd.	$85,120
25,301	Hutchison Telecommunications International Ltd.*	27,333
89,948	Hutchison Whampoa Ltd.	486,041
22,135	Hysan Development Co. Ltd.	34,707
4,000	Jardine Matheson Holdings Ltd.	94,000
6,390	Kerry Properties Ltd.	16,051
69,151	Lenovo Group Ltd.	20,966
31,667	Li & Fung Ltd.	63,553
38,000	Link (The) REIT	67,941
26,194	MTR Corp.	58,041
51,602	New World Development Co. Ltd.	42,953
26,000	Noble Group Ltd.	18,915
12,439	Orient Overseas International Ltd.	22,212
146,029	PCCW Ltd.	51,437
318,000	Playmates Holdings Ltd.	48,420
29,895	Sino Land Co.	26,282
26,888	Sun Hung Kai Properties Ltd.	235,556
34,020	Swire Pacific Ltd., Class A	239,582
26,236	Wharf Holdings Ltd.	52,344
16,026	Wheelock and Co. Ltd.	24,007
12,736	Yue Yuen Industrial Holdings Ltd.	25,472
		4,330,099
	New Zealand—1.5%
7,323	Contact Energy Ltd.	30,983
14,560	Fletcher Building Ltd.	49,337
98,155	Telecom Corp. of New Zealand Ltd.	132,776
		213,096
	Singapore—9.1%
16,000	Capitaland Ltd.	32,047
9,000	City Developments Ltd.	39,774
25,000	DBS Group Holdings Ltd.	190,722
36,000	Fraser and Neave Ltd.	67,889
239,000	Hi-P International Ltd.	55,643
2,000	Jardine Cycle & Carriage Ltd.	12,821
11,000	Keppel Corp. Ltd.	34,274
31,000	Neptune Orient Lines Ltd.	26,167
42,000	Oversea-Chinese Banking Corp. Ltd.	141,914
15,000	SembCorp Industries Ltd.	25,195
17,000	Singapore Airlines Ltd.	130,167
40,000	Singapore Press Holdings Ltd.	87,325
29,000	Singapore Technologies Engineering Ltd.	45,759
112,000	Singapore Telecommunications Ltd.	188,372
26,000	United Overseas Bank Ltd.	234,917
		1,312,986
	Total Investments** (Cost $26,068,095)—100.0%	14,408,520
	Other assets less liabilities—0.0%	3,826
	Net Assets—100.0%	$14,412,346

REIT Real Estate Investment Trust

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—44.6%
36,353	Abacus Property Group	$7,993
8,503	ABB Grain Ltd.	46,124
40,071	ABC Learning Centres Ltd.	14,276
8,095	Adelaide Brighton Ltd.	12,225
4,221	Alesco Corp. Ltd.	15,607
111,887	Allco Finance Group Ltd.	10,550
5,050	Ansell Ltd.	42,177
28,998	APA Group	56,104
7,363	APN News & Media Ltd.	11,871
10,103	Aristocrat Leisure Ltd.	25,259
4,596	ASX Ltd.	91,621
10,813	Austereo Group Ltd.	10,040
66,572	Australand Property Group	13,035
24,123	Australian Infrastructure Fund REIT	25,952
28,660	Australian Pharmaceutical Industries Ltd.*	10,553
67,701	AWB Ltd.	117,547
141,581	Babcock & Brown Infrastructure Group	17,963
6,369	Babcock & Brown Ltd.	5,525
29,413	Babcock & Brown Wind Partners	16,348
5,936	Bank of Queensland Ltd.	52,750
8,803	Bendigo and Adelaide Bank Ltd.	77,097
6,071	Billabong International Ltd.	48,181
22,072	Bunnings Warehouse Property Trust REIT	23,668
15,818	Centennial Coal Co. Ltd.	36,929
207,017	Centro Properties Group REIT	10,463
38,383	Challenger Financial Services Group Ltd.	42,016
19,184	City Pacific Ltd.	1,660
1,043	Cochlear Ltd.	39,287
138,293	Commonwealth Property Office Fund REIT	121,321
11,398	Computershare Ltd.	63,973
4,298	Corporate Express Australia Ltd.	14,313
5,058	Crane Group Ltd.	30,183
29,750	CSR Ltd.	42,930
22,763	David Jones Ltd.	46,545
17,996	Downer EDI Ltd.	58,021
66,324	Envestra Ltd.	27,997
15,352	FKP Property Group	11,670
2,216	Flight Centre Ltd.	20,593
57,668	Futuris Corp. Ltd.	44,676
81,473	Goodman Fielder Ltd.	89,763
36,173	Great Southern Ltd.	8,627
35,359	Gunns Ltd.	27,921
21,534	GWA International Ltd.	34,141
23,603	Harvey Norman Holdings Ltd.	40,447
10,990	Healthscope Ltd.	31,520
11,306	Hills Industries Ltd.	28,969
33,961	Iluka Resources Ltd.	81,527
33,367	Incitec Pivot Ltd.	88,812
76,192	ING Industrial Fund REIT	17,167
106,288	ING Office Fund REIT	77,373

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
22,012	Macquarie Communications Infrastructure Group	$23,502
132,664	Macquarie CountryWide Trust REIT	21,052
122,519	Macquarie DDR Trust REIT	7,544
13,139	Macquarie Media Group Ltd.	10,904
8,706	Minara Resources Ltd.	5,962
2,209	Newcrest Mining Ltd.	30,147
6,329	Nufarm Ltd.	45,476
28,587	Oil Search Ltd.	85,981
26,874	OneSteel Ltd.	61,295
34,422	OZ Minerals Ltd.	21,468
46,363	Pacific Brands Ltd.	30,877
7,502	Paladin Energy Ltd.*	11,411
2,024	Perpetual Ltd.	46,792
7,032	Primary Health Care Ltd.	21,373
5,066	Ramsay Health Care Ltd.	33,973
5,915	Seven Network Ltd.	24,644
68,863	Sigma Pharmaceuticals Ltd.	57,356
8,221	Sims Group Ltd.	78,267
11,123	Sonic Healthcare Ltd.	100,914
50,144	SP AusNet	36,695
22,775	Spotless Group Ltd.	37,948
15,676	Ten Network Holdings Ltd.	14,154
4,737	Transfield Services Ltd.	12,814
4,380	Transpacific Industries Group Ltd.	10,353
6,502	United Group Ltd.	40,961
69,370	Valad Property Group REIT	3,902
2,220	West Australian Newspapers Holdings Ltd.	9,092
3,080	WorleyParsons Ltd.	30,719
		2,806,886
	Bermuda—0.4%
87,000	Macquarie International Infrastructure Fund Ltd.	23,150
	China—1.6%
19,906	Agile Property Holdings Ltd.	6,614
212,071	Brilliance China Automotive Holdings Ltd.*	8,871
37,557	China Oriental Group Co. Ltd.	6,372
24,000	Country Garden Holdings Co.	4,263
14,500	Greentown China Holdings Ltd.	4,434
57,500	Kingboard Laminates Holdings Ltd.	14,082
19,000	New World Department Store China Ltd.	10,528
16,000	Nine Dragons Paper Holdings Ltd.	2,759
90,509	Samson Holding Ltd.	11,088
17,500	Shimao Property Holdings Ltd.	9,488
24,000	Shui On Land Ltd.	5,436
25,934	Sinofert Holdings Ltd.	14,472
8,000	Yanlord Land Group Ltd.	4,102
		102,509

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—29.6%
78,000	Allied Properties HK Ltd.	$9,936
8,085	ASM Pacific Technology Ltd.	27,010
7,013	Beijing Enterprises Holdings Ltd.	27,695
14,823	Cafe de Coral Holdings Ltd.	23,289
108,663	Champion REIT	26,088
18,049	Chaoda Modern Agriculture Holdings Ltd.	12,715
20,000	Chevalier International Holdings Ltd.	14,343
71,848	China Foods Ltd.	18,909
8,000	China Insurance International Holdings Co. Ltd.	12,573
15,271	China Mengniu Dairy Co. Ltd.	14,681
44,000	China Agri-Industries Holdings Ltd.*	15,685
38,921	China Overseas Land & Investment Ltd.	43,950
89,394	China Power International Development Ltd.	16,456
19,102	China Resources Land Ltd.	19,335
14,431	China Resources Power Holdings Co.	28,202
87,011	China Travel International Investment Hong Kong Ltd.	12,340
11,571	Chong Hing Bank Ltd.	14,538
26,000	Chow Sang Sang Holdings	11,589
124,854	CITIC International Financial Holdings Ltd.	78,935
100,000	CNPC Hong Kong Ltd.	30,660
14,932	Dah Sing Banking Group Ltd.	8,323
8,936	Dah Sing Financial Group	21,677
164,914	Denway Motors Ltd.	41,124
61,805	Digital China Holdings Ltd.	19,190
1,932,724	Enerchina Holdings Ltd.*	23,209
96,478	First Pacific Co. Ltd.	38,975
166,679	Fountain SET Holdings Ltd.	5,191
21,332	Fubon Bank Hong Kong Ltd.	4,342
30,634	Galaxy Entertainment Group Ltd.*	2,262
148,650	Giordano International Ltd.	26,654
93,225	Global Bio-Chem Technology Group Co. Ltd.	12,992
114,000	GOME Electrical Appliances Holdings Ltd.	22,770
79,624	Guangdong Investment Ltd.	24,370
267,985	Guangzhou Investment Co. Ltd.	19,921
10,905	Hengan International Group Co. Ltd.	30,413
41,807	HKR International Ltd.	10,258
1,478	Hong Kong Aircraft Engineering Co. Ltd.	11,649
32,802	Hongkong and Shanghai Hotels (The) Ltd.	30,981
46,448	Hopewell Highway Infrastructure Ltd.	30,409
34,582	Hopewell Holdings Ltd.	107,514
19,595	Hopson Development Holdings Ltd.	6,547
196,000	Hutchison Harbour Ring Ltd.	12,502
68,479	I-CABLE Communications Ltd.	3,976
964,000	IDT International Ltd.*	14,184
24,952	Industrial and Commercial Bank of China (Asia) Ltd.	26,292
143,315	Johnson Electric Holdings Ltd.	29,776
37,000	K Wah International Holdings Ltd.	4,513
25,082	Kingboard Chemical Holdings Ltd.	50,067

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,723	Kowloon Development Co. Ltd.	$5,332
6,800	Lee & Man Paper Manufacturing Ltd.	2,223
6,500	Lifestyle International Holdings Ltd.	4,339
9,000	Mandarin Oriental International Ltd.	11,774
40,000	Minmetals Resources Ltd.	3,954
58,000	Next Media Ltd.	9,796
18,000	NWS Holdings Ltd.	18,789
123,985	Oriental Press Group	11,017
51,305	Pacific Basin Shipping Ltd.	27,470
65,123	Pacific Century Premium Developments Ltd.	14,596
42,584	Public Financial Holdings Ltd.	15,464
94,000	PYI Corp. Ltd.	3,037
39,000	Regal Hotels International Holdings Ltd.	7,246
15,762	Road King Infrastructure Ltd.	4,583
14,844	Shanghai Industrial Holdings Ltd.	23,600
27,776	Shangri-La Asia Ltd.	39,324
61,834	Shenzhen Investment Ltd.	6,406
23,414	Shun Tak Holdings Ltd.	4,666
4,170,000	Sino-I Technology Ltd.*	23,664
274,038	Sinolink Worldwide Holdings	15,734
67,373	Sinopec Kantons Holdings Ltd.	6,630
60,393	SmarTone Telecommunications Holdings Ltd.	47,230
670,278	Solomon Systech International Ltd.	10,480
12,000	Sun Hung Kai & Co. Ltd.	5,102
1,318,421	TCL Communication Technology Holdings Ltd.*	13,051
794,884	TCL Multimedia Technology Holdings Ltd.*	9,178
113,143	Techtronic Industries Co.	42,851
13,568	Television Broadcasts Ltd.	37,731
48,716	Texwinca Holdings Ltd.	22,766
20,000	Tianjin Development Holdings Ltd.	5,590
51,559	Tingyi Cayman Islands Holding Corp.	54,612
188,672	TPV Technology Ltd.	37,457
10,000	Truly International Holdings	4,349
14,984	VTech Holdings Ltd.	55,809
6,905	Wing Hang Bank Ltd.	32,392
5,467	Wing Lung Bank Ltd.	110,391
12,200	Wing On Co. International Ltd.	12,693
		1,860,336
	Korea—0.2%
27,160	STX Pan Ocean Co. Ltd.	14,795
	Netherlands—0.7%
16,373	James Hardie Industries N.V.	46,231
	New Zealand—4.5%
23,461	Air New Zealand Ltd.	12,518
49,815	Auckland International Airport Ltd.	53,212
30,792	Fisher & Paykel Appliances Holdings Ltd.	24,250
21,014	Fisher & Paykel Healthcare Corp.	36,554
60,279	Kiwi Income Property Trust REIT	36,864

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
29,387	Sky City Entertainment Group Ltd.	$56,607
7,756	Sky Network Television Ltd.	17,550
26,375	Vector Ltd.	31,705
6,038	Warehouse Group (The) Ltd.	14,056
		283,316
	Singapore—18.0%
35,000	Allgreen Properties Ltd.	9,661
55,000	Ascendas REIT	61,165
38,000	CapitaCommercial Trust REIT	26,089
38,000	CapitaMall Trust REIT	50,361
4,000	Cerebos Pacific Ltd.	6,818
103,000	Chartered Semiconductor Manufacturing Ltd.*	15,984
279,000	Chuan Hup Holdings Ltd.	42,677
135,000	ComfortDelgro Corp. Ltd.	110,666
6,000	Cosco Corp. Singapore Ltd.	3,282
6,800	Creative Technology Ltd.	13,948
333,000	DMX Technologies Group Ltd.*	19,449
9,000	Elec & Eltek International Co. Ltd.	7,980
49,000	Fortune REIT	12,386
27,000	Gallant Venture Ltd.*	4,044
85,000	Golden Agri-Resources Ltd.	11,336
4,000	Guocoland Ltd.	2,969
10,000	Haw Par Corp. Ltd.	23,289
8,000	Hong Leong Asia Ltd.	3,240
21,000	Hong Leong Finance Ltd.	29,303
21,000	Jaya Holdings Ltd.	7,835
9,000	Keppel Land Ltd.	11,563
14,000	Kim Eng Holdings Ltd.	9,104
33,000	MobileOne Ltd.	29,361
33,600	Olam International Ltd.	29,559
65,000	Pacific Century Regional Developments Ltd.	7,666
26,000	Parkway Holdings Ltd.	27,860
73,000	People's Food Holdings Ltd.	19,959
17,000	SembCorp Marine Ltd.	21,113
7,000	SIA Engineering Co. Ltd.	9,220
14,000	Singapore Airport Terminal Services Ltd.	14,211
27,000	Singapore Exchange Ltd.	96,586
8,000	Singapore Land Ltd.	18,162
25,000	Singapore Petroleum Co. Ltd.	35,632
81,000	Singapore Post Ltd.	38,821
31,000	SMRT Corp. Ltd.	32,633
18,000	StarHub Ltd.	29,205
26,000	STATS ChipPAC Ltd.*	8,136
106,000	Suntec REIT	50,709
26,000	United Industrial Corp. Ltd.	23,580
17,000	UOB-Kay Hian Holdings Ltd.	10,549
38,000	UOL Group Ltd.	49,713
17,000	Venture Corp. Ltd.	62,087
14,000	Wheelock Properties Ltd.	7,918

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,000	Wilmar International Ltd.	$17,283
27,000	Wing Tai Holdings Ltd.	12,589
		1,135,701
	Thailand—0.2%
18,600	Total Access Communication Public Co. Ltd. PLC	11,245
	Total Common Stocks and Other Equity Interests (Cost $14,007,343)	6,284,169
	Warrants—0.0%
	Hong Kong—0.0%
15,333	PYI Corp., Ltd, expiring 09/25/09* (Cost $0)	40
	Money Market Fund—0.2%
	United States—0.2%
8,857	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $8,857)	8,857
	Total Investments** (Cost $14,016,200)—100.0%	6,293,066
	Other assets less liabilities—0.0%	1,331
	Net Assets—100.0%	$6,294,397

REIT Real Estate Investment Trust

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Australia—4.1%
3,292	AGL Energy Ltd.	$30,691
7,189	Alumina Ltd.	10,157
9,724	Amcor Ltd.	37,267
10,706	AMP Ltd.	38,662
574	ASX Ltd.	11,443
12,551	Australia and New Zealand Banking Group Ltd.	146,067
6,037	AXA Asia Holdings Ltd.	17,681
6,922	BHP Billiton Ltd.	132,020
6,272	BlueScope Steel Ltd.	18,314
6,800	Boral Ltd.	20,319
3,947	Brambles Ltd.	20,901
1,602	Caltex Australia Ltd.	10,017
12,518	CFS Retail Property Trust	16,717
2,737	Coca-Cola Amatil Ltd.	14,668
9,744	Commonwealth Bank of Australia	264,436
9,757	Consolidated Media Holdings Ltd.	13,255
2,279	Crown Ltd.	10,126
747	CSL Ltd.	18,036
23,249	Dexus Property Group	11,502
3,128	Fairfax Media Ltd.	3,981
12,783	Foster's Group Ltd.	48,513
8,850	Goodman Fielder Ltd.	5,543
19,964	GPT Group	9,919
22,480	Insurance Australia Group Ltd.	56,533
3,896	Lend Lease Corp. Ltd.	17,898
2,420	Lion Nathan Ltd.	14,198
5,065	Macquarie Airports	7,151
1,511	Macquarie Group Ltd.	29,760
28,004	Macquarie Infrastructure Group	36,441
23,272	Macquarie Office Trust	4,444
6,713	Metcash Ltd.	17,988
9,833	Mirvac Group	6,390
16,502	National Australia Bank Ltd.	265,830
3,434	OneSteel Ltd.	7,832
1,632	Orica Ltd.	21,060
5,519	Origin Energy Ltd.	57,462
13,449	PaperlinX Ltd.	12,435
11,838	Qantas Airways Ltd.	19,089
3,824	QBE Insurance Group Ltd.	64,770
601	Rio Tinto Ltd.	30,867
3,341	Santos Ltd.	30,030
4,360	St. George Bank Ltd.	80,984
10,037	Stockland	26,795
8,769	Suncorp-Metway Ltd.	46,864
3,987	TABCORP Holdings Ltd.	18,147
6,229	Tatts Group Ltd.	10,356
35,652	Telstra Corp. Ltd.	97,427
3,439	Toll Holdings Ltd.	13,630
6,324	Transurban Group	22,542

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,378	Wesfarmers Ltd.	$33,929
578	Wesfarmers Ltd. - PPS	8,283
10,104	Westfield Group	110,790
13,665	Westpac Banking Corp.	186,137
1,005	Woodside Petroleum Ltd.	28,191
5,346	Woolworths Ltd.	98,938
		2,393,426
	Austria—0.3%
1,360	Erste Group Bank AG	36,072
295	EVN AG	4,335
1,517	Immoeast AG*	1,820
3,046	Immofinanz Immobilien Anlagen AG	3,380
813	OMV AG	25,891
95	Raiffeisen International Bank - Holding AG	2,974
2,512	Telekom Austria AG	30,708
278	Uniqa Versicherungen AG	5,580
180	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	8,472
146	Vienna Insurance Group	3,921
967	Voestalpine AG	23,479
600	Wienerberger AG	9,910
		156,542
	Belgium—0.8%
3,293	Agfa Gevaert N.V.	13,712
3	Banque Nationale de Belgique	8,974
1,324	Belgacom S.A.	45,069
56	Colruyt S.A.	12,522
1,450	Delhaize Group	81,130
11,537	Dexia S.A.	61,050
38	D'ieteren S.A.	5,792
4,609	Fortis	5,438
1,470	Fortis Strip VVPR*	19
4,611	Fortis, Class B	5,315
522	Groupe Bruxelles Lambert S.A.	38,152
555	InBev N.V.	22,271
64	KBC Ancora	1,893
110	Mobistar S.A.	7,262
1,113	KBC Groep N.V.	47,606
244	Nationale A Portefeuille	13,129
127	Sofina S.A.	8,756
376	Solvay S.A.	34,795
906	UCB S.A.	22,944
618	Umicore	10,996
		446,825
	Bermuda—0.0%
500	Frontline Ltd.	15,558
	Canada—5.0%
811	ACE Aviation Holdings, Inc., Class A*	3,669
251	ACE Aviation Holdings, Inc., Class B*	1,088
183	Addax Petroleum Corp.	2,709

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,498	Alimentation Couche Tard, Inc., Class B	$20,021
518	Atco Ltd. - Class I	16,760
3,698	Bank of Montreal	130,845
5,136	Bank of Nova Scotia	169,771
1,800	Barrick Gold Corp.	40,801
2,248	BCE, Inc.	64,767
47	Bombardier, Inc., Class A	182
5,541	Bombardier, Inc., Class B	21,191
2,651	Brookfield Asset Management, Inc. - Class A	46,006
1,375	Brookfield Properties Corp.	13,853
2,624	Canadian Imperial Bank of Commerce	117,965
1,758	Canadian National Railway Co.	75,649
1,540	Canadian Natural Resources Ltd.	77,035
654	Canadian Pacific Railway Ltd.	29,342
564	Canadian Tire Corp. Ltd., Class A	21,245
596	Canadian Utilities Ltd.	20,784
4,286	CanWest Global Communications Corp.*	3,243
6,694	Celestica, Inc.*	32,098
2,285	CGI Group, Inc.*	18,079
306	Empire Co. Ltd., Class A	11,577
1,814	Enbridge, Inc.	62,453
2,678	EnCana Corp.	134,863
114	Fairfax Financial Holdings Ltd.	31,035
844	Finning International, Inc.	10,170
1,171	George Weston Ltd.	59,241
1,483	GoldCorp, Inc.	27,493
656	Gerdau Ameristeel Corp.	3,480
1,176	Great-West Lifeco, Inc.	24,761
1,153	Husky Energy, Inc.	34,329
531	IGM Financial, Inc.	15,915
1,192	Imperial Oil Ltd.	41,813
216	ING Canada, Inc.	5,829
2,790	Jean Coutu Group PJC (The), Inc., Class A	16,728
1,464	Loblaw Cos. Ltd.	35,340
1,468	Magna International, Inc., Class A	48,827
271	Manitoba Telecom Services, Inc.	9,493
6,175	Manulife Financial Corp.	122,499
1,536	Metro, Inc. - Class A	38,342
1,220	National Bank of Canada	45,364
1,603	Nexen, Inc.	25,235
3,091	Norbord, Inc.	4,805
6,024	Nortel Networks Corp.*	7,432
785	NOVA Chemicals Corp.	10,104
543	Onex Corp.	9,312
2,798	Petro-Canada	69,360
226	Potash Corp. of Saskatchewan	19,071
3,767	Power Corp. of Canada	81,174
1,791	Power Financial Corp.	44,442
1,481	Quebecor, Inc., Class B	23,960
261	Research In Motion Ltd.*	13,099
1,438	RioCan REIT	19,881

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,320	Rogers Communications, Inc. - Class B	$37,987
6,342	Royal Bank of Canada	244,322
702	Sears Canada, Inc.*	9,700
1,665	Shaw Communications, Inc.	28,908
635	Shoppers Drug Mart Corp.	24,233
3,374	Sun Life Financial, Inc.	78,672
1,691	Suncor Energy, Inc.	40,264
5,195	Talisman Energy, Inc.	50,888
1,565	Teck Cominco Ltd. - Class B	15,446
386	Telus Corp.	13,515
324	Telus Corp.	10,473
1,356	Thomson Reuters Corp.	31,651
3,810	Toronto-Dominion Bank (The)	178,365
1,136	TransAlta Corp.	22,611
3,208	TransCanada Corp.	96,094
		2,917,659
	China—0.0%
11,000	China High Speed Transmission Equipment Group Co. Ltd.	8,738
20,000	Fosun International Ltd.	4,118
8,000	Hidili Industry International Development Ltd.	1,693
34,590	Lenovo Group Ltd.	10,487
102,751	Semiconductor Manufacturing International Corp.*	1,901
		26,937
	Denmark—0.5%
6	A P Moller - Maersk A/S	34,351
6	A P Moller - Maersk A/S, Class A	34,802
1,033	Carlsberg A/S, Class B	40,456
424	Danisco A/S	18,274
5,851	Danske Bank A/S	86,165
400	East Asiatic Co. Ltd. A/S	13,569
1,209	Novo Nordisk A/S, Class B	64,470
200	TrygVesta A/S	11,963
		304,050
	Finland—1.1%
1,010	Elisa Oyj	15,115
2,077	Fortum Oyj	50,784
756	Kemira Oyj	6,740
1,149	KESKO Oyj, Class B	26,759
477	Kone Oyj, Class B	10,619
794	Metso Corp.	10,498
8,955	M-real Oyj, Class B	13,694
767	Neste Oil Oyj	12,070
12,298	Nokia Oyj	187,423
1,104	Outokumpu Oyj	11,382
1,110	Pohjola Bank PLC	14,858
747	Rautaruukki Oyj	12,129
3,009	Sampo Oyj	59,992
436	Sanoma Oyj	6,639

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
8,790	Stora Enso Oyj, Class R	$81,325
7,906	UPM-Kymmene Oyj	111,223
627	Wartsila Oyj, Class B	15,805
		647,055
	France—11.0%
1,329	Accor S.A.	51,442
76	Aeroports de Paris	4,500
2,896	Air France-KLM	41,512
1,121	Air Liquide S.A.	96,243
26,788	Alcatel-Lucent	68,820
847	Alstom S.A.	41,766
567	Arkema	12,912
667	Atos Origin S.A.	15,410
21,880	AXA S.A.	415,865
8,574	BNP Paribas	615,897
77	Bollore	9,552
1,938	Bouygues	82,100
1,005	Cap Gemini S.A.	32,216
5,964	Carrefour S.A.	250,664
447	Casino Guichard Perrachon S.A.	31,087
527	Christian Dior S.A.	31,764
91	Ciments Francais S.A.	6,574
518	CNP Assurances	41,527
3,901	Compagnie de Saint-Gobain	149,761
945	Compagnie Generale des Etablissements Michelin, Class B	48,392
10,212	Credit Agricole S.A.	146,984
441	Eiffage S.A.	16,856
890	Electricite de France	53,202
17	Eramet	3,428
590	Essilor International S.A.	26,331
48	Esso S.A. Francaise	5,492
102	Euler Hermes S.A.	4,999
164	Eurazeo	9,824
389	Eutelsat Communications	8,307
292	Faurecia	4,012
79	Fonciere Des Regions	5,197
16,928	France Telecom S.A.	424,673
7,794	GDF Suez	345,170
135	Gecina S.A.	9,327
1,995	Groupe Danone	110,517
181	Hermes International	23,242
231	Imerys S.A.	10,463
270	JC Decaux S.A.	4,668
258	Klepierre	5,912
995	Lafarge S.A.	65,442
1,260	Lagardere S.C.A	49,842
418	Legrand S.A.	6,920
974	L'Oreal S.A.	73,379
1,488	LVMH Moet Hennessy Louis Vuitton S.A.	98,512

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
820	M6-Metropole Television	$12,848
10,677	Natixis	23,524
271	Nexans S.A.	15,379
2,398	PagesJaunes Groupe	22,618
800	Pernod-Ricard S.A.	51,829
934	PPR	59,221
3,549	PSA Peugeot S.A.	94,222
826	Publicis Groupe	18,573
587	Rallye S.A.	11,829
2,558	Renault S.A.	77,997
1,398	Safran S.A.	17,652
5,604	Sanofi-Aventis S.A.	353,243
1,404	Schneider Electric S.A.	83,723
1,214	SCOR SE	19,788
566	Sequana	4,480
64	Societe des Autoroutes Paris-Rhin-Rhone	4,139
75	Societe Fonciere Financiere et de Participations	3,199
5,318	Societe Generale	288,380
1,284	Societe Television Francaise 1 (TF1)	16,379
1,126	Sodexo S.A.	53,789
6,476	STMicroelectronics N.V.	52,963
2,026	Suez Environnement S.A.*	38,536
566	Technip S.A.	16,863
526	Thales S.A.	20,998
6,797	Thomson	9,481
18,684	Total S.A.	1,022,629
246	Unibail-Rodamco	36,708
1,639	Valeo S.A.	28,404
231	Vallourec S.A.	25,708
2,170	Veolia Environnement	53,502
2,758	Vinci S.A.	98,748
9,306	Vivendi S.A.	242,010
125	Wendel	5,942
363	Zodiac S.A.	14,121
		6,460,128
	Germany—8.5%
868	Adidas AG	29,997
4,357	Allianz SE	318,130
1,321	Altana AG	14,470
1,468	Arcandor AG*	3,413
7,179	BASF AG	235,797
3,684	Bayer AG	200,638
4,059	Bayerische Motoren Werke (BMW) AG	102,406
230	BayWa AG	7,088
251	Beiersdorf AG	13,032
303	Bilfinger Berger AG	13,581
659	Celesio AG	19,274
7,349	Commerzbank AG	77,819
11,907	Daimler AG	401,589

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
6,113	Deutsche Bank AG	$227,198
305	Deutsche Boerse AG	23,731
2,534	Deutsche Lufthansa AG	34,917
7,882	Deutsche Post AG	85,982
334	Deutsche Postbank AG	6,691
37,675	Deutsche Telekom AG	549,914
12,316	E.ON AG	459,187
187	Fraport AG	5,959
885	Fresenius Medical Care AG & Co. KGaA	39,008
91	Fresenius SE	5,297
786	GEA Group AG	11,230
629	Hannover Rueckversicherung AG	15,492
111	HeidelbergCement AG	8,201
827	Heidelberger Druckmaschinen AG	7,712
522	Henkel AG & Co. KGaA	12,699
408	Hochtief AG	12,458
2,252	Hypo Real Estate Holding AG	14,591
3,657	IKB Deutsche Industriebank AG*	7,097
12,153	Infineon Technologies AG*	37,443
353	K+S AG	13,604
905	Lanxess AG	13,638
434	Leighton Holdings Ltd.	7,164
630	Linde AG	51,862
738	MAN AG	35,900
558	Merck KGaA	49,040
1,663	Metro AG	52,758
2,024	Muenchener Rueckversicherungs - Gesellschaft AG	261,415
110	Rheinmetall AG	3,333
2,948	RWE AG	240,447
245	Salzgitter AG	15,695
2,215	SAP AG	77,154
5,114	Siemens AG	299,197
728	Suedzucker AG	8,107
4,132	ThyssenKrupp AG	77,863
4,179	TUI AG	50,215
1,129	Volkswagen AG	714,787
41	Wacker Chemie AG	4,408
		4,978,628
	Greece—0.4%
2,038	Alpha Bank A.E.	29,603
423	Coca Cola Hellenic Bottling Co. S.A.	5,873
1,726	EFG Eurobank Ergasias S.A.	18,665
1,247	Hellenic Petroleum S.A.	10,278
2,450	Hellenic Telecommunications Organization S.A.	34,403
2,124	National Bank of Greece S.A.	46,423
1,697	OPAP S.A.	36,864
1,024	Piraeus Bank S.A.	12,924
808	Public Power Corp. S.A.	9,940
		204,973

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Hong Kong—2.1%
8,341	Bank of East Asia (The) Ltd.	$16,825
27,742	BOC Hong Kong Holdings Ltd.	31,761
15,085	Cathay Pacific Airways Ltd.	18,407
8,435	Cheung Kong Holdings Ltd.	80,984
2,445	Cheung Kong Infrastructure Holdings Ltd.	8,955
2,908	China Merchants Holdings International Co. Ltd.	6,928
12,685	China Mobile Ltd.	111,664
7,605	China Resources Enterprise Ltd.	15,140
49,923	China Unicom Hong Kong Ltd.	71,272
6,884	Chinese Estates Holdings Ltd.	5,289
8,234	Citic Pacific Ltd.	6,438
13,210	CLP Holdings Ltd.	89,084
39,324	CNOOC Ltd.	32,286
7,396	Cosco Pacific Ltd.	5,386
2,838	Esprit Holdings Ltd.	16,125
6,478	Foxconn International Holdings Ltd.*	2,384
4,970	Great Eagle Holdings Ltd.	5,705
1,379	Guoco Group Ltd.	8,099
5,072	Hang Lung Group Ltd.	16,321
7,607	Hang Lung Properties Ltd.	18,587
4,069	Hang Seng Bank Ltd.	50,768
494,915	Henderson Investment Ltd.	23,235
4,863	Henderson Land Development Co. Ltd.	17,586
13,508	Hong Kong and China Gas Co. Ltd.	23,797
1,473	Hong Kong Exchanges & Clearing Ltd.	14,937
13,054	HongKong Electric Holdings	70,356
8,000	Hongkong Land Holdings Ltd.	21,280
6,864	Hutchison Telecommunications International Ltd.*	7,415
25,856	Hutchison Whampoa Ltd.	139,715
6,483	Hysan Development Co. Ltd.	10,165
1,200	Jardine Matheson Holdings Ltd.	28,200
1,987	Kerry Properties Ltd.	4,991
8,981	Li & Fung Ltd.	18,024
10,500	Link (The) REIT	18,773
7,375	MTR Corp.	16,342
13,928	New World Development Co. Ltd.	11,594
7,800	Noble Group Ltd.	5,674
3,664	Orient Overseas International Ltd.	6,543
36,320	PCCW Ltd.	12,793
90,000	Playmates Holdings Ltd.	13,704
8,078	Sino Land Co.	7,102
7,733	Sun Hung Kai Properties Ltd.	67,745
9,808	Swire Pacific Ltd., Class A	69,071
8,001	Wharf Holdings Ltd.	15,963
4,010	Wheelock and Co. Ltd.	6,007
		1,249,420

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Ireland—0.3%
6,636	Allied Irish Banks PLC	$35,167
3,354	Anglo Irish Bank Corp. PLC	10,711
2,487	CRH PLC	54,365
11,344	Governor & Co. of the Bank of Ireland	33,325
2,803	Irish Life & Permanent PLC	9,539
2,894	Ryanair Holdings PLC*	10,035
2,726	Smurfit Kappa Group PLC	4,841
		157,983
	Italy—4.5%
5,367	A2A SpA	9,732
3,536	Alleanza Assicurazioni SpA	23,453
82	AMB Generali Holding AG	8,430
9,447	Assicurazioni Generali SpA	237,356
1,203	Atlantia SpA	21,907
827	Autogrill SpA	6,575
3,695	Banca Carige SpA	7,859
30,418	Banca Monte dei Paschi di Siena SpA	58,754
3,236	Banca Popolare di Milano Scarl	18,842
6,162	Banco Popolare SpA	76,479
696	Benetton Group SpA	4,882
442	Buzzi Unicem SpA	5,344
4,320	CIR - Compagnie Industriali Riunite SpA	4,617
3,223	Edison SpA	4,635
45,401	Enel SpA	302,195
24,940	Eni SpA	592,237
2,137	ERG SpA	28,425
8,657	Fiat SpA	68,342
2,184	Finmeccanica SpA	26,948
1,116	Fondiaria - Sai SpA	20,859
388	Fondiaria - Sai SpA Rnc	4,904
5,280	Hera SpA	11,581
5,901	IFIL Investments SpA	18,201
69,696	Intesa Sanpaolo	253,779
778	Italcementi SpA	9,022
1,854	Italcementi SpA Rnc	12,835
124	Italmobiliare SpA	5,067
91	Italmobiliare SpA Rnc	3,098
256	Lottomatica SpA	5,947
551	Luxottica Group SpA	11,078
8,810	Mediaset SpA	47,621
2,846	Mediobanca SpA	32,326
1,215	Mediolanum SpA	4,740
2,336	Milano Assicurazioni SpA	7,598
6,375	Parmalat SpA	11,136
41,082	Pirelli & C. SpA	14,411
14,438	Premafin Finanziaria SpA	25,559
786	Saipem SpA	14,698
2,066	Saras SpA	7,232
6,024	Snam Rete Gas SpA	30,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
574	Societa Cattolica di Assicurazoni Scrl	$20,903
206,110	Telecom Italia SpA	235,565
92,593	Telecom Italia SpA Rnc	77,522
7,821	Terna-Rete Elettrica Nationale SpA	25,095
50,411	UniCredito Italiano SpA	122,778
4,915	Unione di Banche Italiane ScpA	82,494
2,897	Unipol Gruppo Finanziario SpA	5,114
		2,628,514
	Japan—22.9%
3,000	77 Bank (The) Ltd.	14,157
1,140	Acom Co. Ltd.	43,618
800	Advantest Corp.	11,513
9,200	Aeon Co. Ltd.	88,363
1,550	Aiful Corp.	7,194
8,000	Aioi Insurance Co. Ltd.	32,903
1,200	Aisin Seiki Co. Ltd.	21,269
4,000	Ajinomoto Co., Inc.	34,594
400	Alfresa Holdings Corp.	17,427
5,000	All Nippon Airways Co. Ltd.	19,126
2,100	Alps Electric Co. Ltd.	11,571
3,000	Amada Co. Ltd.	13,799
6,000	Aozora Bank Ltd.	5,018
3,100	Asahi Breweries Ltd.	51,253
7,000	Asahi Glass Co. Ltd.	44,058
11,000	Asahi Kasei Corp.	41,443
1,500	Astellas Pharma, Inc.	60,516
2,000	Bank of Kyoto (The) Ltd.	21,072
6,000	Bank of Yokohama (The) Ltd.	29,150
400	Benesse Corp.	16,828
6,800	Bridgestone Corp.	119,078
2,600	Brother Industries Ltd.	17,766
2,000	Calsonic Kansei Corp.	3,470
7,200	Canon, Inc.	252,351
800	Canon Marketing Japan, Inc.	13,405
1,800	Casio Computer Co. Ltd.	11,580
11	Central Japan Railway Co.	90,508
1,500	Century Leasing System, Inc.	9,850
5,000	Chiba Bank (The) Ltd.	24,753
7,100	Chubu Electric Power Co., Inc.	186,216
1,000	Chugoku Bank (The) Ltd.	13,779
3,500	Chugoku Electric Power (The) Co., Inc.	84,849
11,000	Chuo Mitsui Trust Holdings, Inc.	43,470
2,300	Citizen Holdings Co. Ltd.	12,747
17,000	Cosmo Oil Co. Ltd.	36,222
1,400	Credit Saison Co. Ltd.	14,882
5,000	Dai Nippon Printing Co. Ltd.	59,172
3,000	Daicel Chemical Industries Ltd.	10,834
2,000	Daido Steel Co. Ltd.	6,349
7,750	Daiei (The), Inc.*	37,762
2,000	Daihatsu Motor Co. Ltd.	14,832

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,400	Daiichi Sankyo Co. Ltd.	$49,292
800	Daikin Industries Ltd.	18,023
500	Daito Trust Construction Co. Ltd.	21,127
6,000	Daiwa House Industry Co. Ltd.	53,426
8,000	Daiwa Securities Group, Inc.	45,302
3,100	Denso Corp.	60,519
15	Dentsu, Inc.	24,653
11,000	DIC Corp.	17,809
21	East Japan Railway Co.	149,680
1,300	Eisai Co. Ltd.	42,247
1,800	Electric Power Development Co. Ltd.	53,678
700	Elpida Memory, Inc.*	3,738
500	Fanuc Ltd.	33,369
300	Fast Retailing Co. Ltd.	32,034
8,000	Fuji Electric Holdings Co. Ltd.	11,691
12,000	Fuji Heavy Industries Ltd.	42,281
6	Fuji Media Holdings, Inc.	7,195
3,500	FUJIFILM Holdings Corp.	80,702
5,000	Fujikura Ltd.	14,353
21,000	Fujitsu Ltd.	82,702
8,000	Furukawa Electric (The) Co. Ltd.	24,205
800	Fuyo General Lease Co. Ltd.	11,519
3,000	Gunma Bank (The) Ltd.	15,343
4,000	Hachijuni Bank (The) Ltd.	19,659
460	Hakuhodo DY Holdings, Inc.	20,980
8,000	Hankyu Hanshin Holdings, Inc.	37,801
6,000	Hanwa Co. Ltd.	15,865
17,000	Haseko Corp.	15,409
3,000	Hino Motors Ltd.	6,944
4,000	Hiroshima Bank (The) Ltd.	14,888
1,800	Hitachi Capital Corp.	14,393
1,100	Hitachi Chemical Co. Ltd.	11,258
400	Hitachi Construction Machinery Co. Ltd.	4,651
500	Hitachi High-Technologies Corp.	8,123
42,000	Hitachi Ltd.	197,514
1,000	Hitachi Metals Ltd.	7,531
2,000	Hokkaido Electric Power Co., Inc.	44,922
8,000	Hokuhoku Financial Group, Inc.	15,856
1,900	Hokuriku Electric Power Co.	50,153
13,000	Honda Motor Co. Ltd.	323,776
1,400	Hoya Corp.	25,605
400	Ibiden Co. Ltd.	7,495
1,500	IBJ Leasing Co. Ltd.	18,165
700	Idemitsu Kosan Co. Ltd.	40,879
15,000	IHI Corp.	18,228
4	INPEX Corp.	23,259
3,380	Isetan Mitsukoshi Holdings Ltd.	31,890
8,000	Isuzu Motors Ltd.	14,078
8,000	ITOCHU Corp.	42,347
2,000	Iyo Bank (The) Ltd.	21,611
11,000	Japan Airlines Corp.*	25,072

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
200	Japan Petroleum Exploration Co. Ltd.	$7,630
24	Japan Tobacco, Inc.	85,283
3,600	JFE Holdings, Inc.	92,006
2,000	JFE Shoji Holdings, Inc.	6,323
5,000	Joyo Bank (The) Ltd.	23,561
2,700	JS Group Corp.	35,019
1,100	JSR Corp.	12,428
2,000	JTEKT Corp.	15,371
33,900	JVC KENWOOD Holdings, Inc.*	18,268
15,000	Kajima Corp.	43,457
2,000	Kaneka Corp.	9,348
17,000	Kanematsu Corp.*	13,620
8,300	Kansai Electric Power (The) Co., Inc.	208,463
700	Kanto Auto Works Ltd.	8,520
3,000	Kao Corp.	87,868
15,000	Kawasaki Heavy Industries Ltd.	27,220
4,000	Kawasaki Kisen Kaisha Ltd.	15,873
28	KDDI Corp.	168,036
3,000	Keihin Electric Express Railway Co. Ltd.	23,193
4,000	Keio Corp.	20,747
100	Keyence Corp.	19,194
2,000	Kinden Corp.	16,727
8,000	Kintetsu Corp.	30,671
5,000	Kirin Holdings Co. Ltd.	55,391
22,000	Kobe Steel Ltd.	35,743
3,700	Komatsu Ltd.	40,743
500	Konami Corp.	9,060
3,000	Konica Minolta Holdings, Inc.	19,734
5,000	Kubota Corp.	25,138
2,500	Kuraray Co. Ltd.	19,163
1,300	Kyocera Corp.	76,484
2,000	Kyowa Hakko Kirin Co. Ltd.	16,695
4,500	Kyushu Electric Power Co., Inc.	103,330
500	Lawson, Inc.	24,478
800	Leopalace21 Corp.	5,964
600	Makita Corp.	10,897
11,000	Marubeni Corp.	42,805
2,300	Marui Group Co. Ltd.	14,082
12,000	Mazda Motor Corp.	26,657
2,200	Mediceo Paltac Holdings Co. Ltd.	23,877
4,000	Meiji Dairies Corp.	18,274
10,500	Mitsubishi Chemical Holdings Corp.	42,517
6,400	Mitsubishi Corp.	107,451
13,000	Mitsubishi Electric Corp.	80,722
3,000	Mitsubishi Estate Co. Ltd.	53,677
3,000	Mitsubishi Gas Chemical Co., Inc.	11,057
28,000	Mitsubishi Heavy Industries Ltd.	89,924
11,000	Mitsubishi Materials Corp.	24,879
38,000	Mitsubishi Motors Corp.*	52,619
6,000	Mitsubishi Rayon Co. Ltd.	12,901
57,360	Mitsubishi UFJ Financial Group, Inc.	361,048

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
770	Mitsubishi UFJ Lease & Finance Co. Ltd.	$18,470
8,000	Mitsui & Co. Ltd.	77,642
7,000	Mitsui Chemicals, Inc.	24,480
4,000	Mitsui Fudosan Co. Ltd.	69,887
8,000	Mitsui Mining & Smelting Co. Ltd.	14,655
5,000	Mitsui O.S.K. Lines Ltd.	26,152
3,700	Mitsui Sumitomo Insurance Group Holdings, Inc.	102,985
60	Mizuho Financial Group, Inc.	146,747
5,000	Mizuho Trust & Banking Co. Ltd.	5,885
1,200	Murata Manufacturing Co. Ltd.	41,425
1,000	Nagase & Co. Ltd.	8,583
11,000	Nagoya Railroad Co. Ltd.	34,264
1,700	Namco Bandai Holdings, Inc.	17,510
32,000	NEC Corp.	95,028
400	NEC Electronics Corp.*	4,035
800	NEC Leasing Ltd.	7,061
1,000	NGK Insulators Ltd.	10,404
1,000	NGK Spark Plug Co. Ltd.	9,442
200	Nidec Corp.	10,774
1,000	Nikon Corp.	14,116
200	Nintendo Co. Ltd.	64,366
1,000	Nippon Electric Glass Co. Ltd.	6,025
8,000	Nippon Express Co. Ltd.	32,343
11,000	Nippon Light Metal Co. Ltd.	10,410
2,000	Nippon Meat Packers, Inc.	27,477
13,500	Nippon Mining Holdings, Inc.	41,396
22,000	Nippon Oil Corp.	90,451
21	Nippon Paper Group, Inc.	56,218
6,000	Nippon Sheet Glass Co. Ltd.	19,654
34,000	Nippon Steel Corp.	114,628
5,000	Nippon Steel Trading Co. Ltd.	8,428
77	Nippon Telegraph & Telephone Corp.	314,727
50	Nippon Television Network Corp.	4,832
8,000	Nippon Yusen Kabushiki Kaisha	38,748
5,000	NIPPONKOA Insurance Co. Ltd.	30,017
31,400	Nissan Motor Co. Ltd.	156,199
2,000	Nissay Dowa General Insurance Co. Ltd.	8,911
2,000	Nisshin Seifun Group, Inc.	21,718
8,000	Nisshin Steel Co. Ltd.	10,731
600	Nissin Foods Holdings Co. Ltd.	17,179
700	Nitto Denko Corp.	15,528
800	NOK Corp.	7,629
11,800	Nomura Holdings, Inc.	111,980
600	Nomura Research Institute Ltd.	9,924
3,000	NSK Ltd.	12,264
3,000	NTN Corp.	11,198
6	NTT Data Corp.	19,856
151	NTT DocoMo, Inc.	239,868
8,000	Obayashi Corp.	39,206
4,000	Odakyu Electric Railway Co. Ltd.	29,377

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
13,000	Oji Paper Co. Ltd.	$49,715
8,000	Oki Electric Industry Co. Ltd.	6,636
1,000	Olympus Corp.	19,303
1,800	OMRON Corp.	25,741
500	Ono Pharmaceutical Co. Ltd.	22,325
100	Oracle Corp. Japan	4,354
200	Oriental Land Co. Ltd.	14,206
680	ORIX Corp.	69,979
14,000	Osaka Gas Co. Ltd.	49,602
20,000	Panasonic Corp.	322,599
2,000	Panasonic Electric Works Co. Ltd.	17,484
3,100	Pioneer Corp.	9,211
1,300	Promise Co. Ltd.	23,372
13	Resona Holdings, Inc.	13,654
6,000	Ricoh Co. Ltd.	64,677
700	Ricoh Leasing Co. Ltd.	9,439
1,100	Rohm Co. Ltd.	53,090
500	Ryoshoku Ltd.	9,552
300	Sankyo Co. Ltd.	13,370
28,000	Sanyo Electric Co. Ltd.*	42,570
3	Sapporo Hokuyo Holdings, Inc.	12,959
1,100	Secom Co. Ltd.	42,025
2,100	Sega Sammy Holdings, Inc.	15,901
2,100	Seiko Epson Corp.	31,590
3,000	Seino Holdings Co. Ltd.	14,541
5,000	Sekisui Chemical Co. Ltd.	29,261
6,000	Sekisui House Ltd.	60,263
6,400	Seven & I Holdings Co. Ltd.	179,990
7,000	Sharp Corp.	50,042
1,500	Shikoku Electric Power Co., Inc.	44,088
11,000	Shimizu Corp.	54,064
1,500	Shin-Etsu Chemical Co. Ltd.	79,864
6,000	Shinsei Bank Ltd.	9,218
1,000	Shionogi & Co. Ltd.	17,047
2,000	Shiseido Co. Ltd.	41,217
3,000	Shizuoka Bank (The) Ltd.	26,538
8,000	Showa Denko K.K.	12,172
2,200	Showa Shell Sekiyu K.K.	18,002
300	SMC Corp.	28,367
1,300	Softbank Corp.	12,822
34,500	Sojitz Corp.	57,745
11,000	Sompo Japan Insurance, Inc.	77,226
7,600	Sony Corp.	180,416
500	Sumco Corp.	5,423
4,000	Sumikin Bussan Corp.	8,372
8,000	Sumitomo Chemical Co. Ltd.	24,515
7,400	Sumitomo Corp.	65,211
5,100	Sumitomo Electric Industries Ltd.	41,360
2,700	Sumitomo Forestry Co. Ltd.	17,745
3,000	Sumitomo Heavy Industries Ltd.	8,921
20,000	Sumitomo Metal Industries Ltd.	51,522

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Sumitomo Metal Mining Co. Ltd.	$15,023
52	Sumitomo Mitsui Financial Group, Inc.	208,801
3,000	Sumitomo Realty & Development Co. Ltd.	48,958
1,900	Sumitomo Rubber Industries Ltd.	16,788
8,000	Sumitomo Trust & Banking (The) Co. Ltd.	37,109
600	Suzuken Co. Ltd.	12,841
2,800	Suzuki Motor Corp.	41,155
1,550	T&D Holdings, Inc.	59,308
14,000	Taiheiyo Cement Corp.	16,322
18,000	Taisei Corp.	41,550
2,000	Taisho Pharmaceutical Co. Ltd.	36,082
3,000	Takashimaya Co. Ltd.	23,159
500	Takata Corp.	3,623
2,800	Takeda Pharmaceutical Co. Ltd.	139,345
1,070	Takefuji Corp.	8,616
700	TDK Corp.	23,691
8,000	Teijin Ltd.	20,839
400	Terumo Corp.	16,698
6,000	Tobu Railway Co. Ltd.	30,533
4,000	Toho Gas Co. Ltd.	23,126
5,100	Tohoku Electric Power Co., Inc.	114,741
4,100	Tokio Marine Holdings, Inc.	126,675
300	Tokyo Broadcasting System, Inc.	5,323
13,900	Tokyo Electric Power (The) Co., Inc.	394,295
600	Tokyo Electron Ltd.	20,039
18,000	Tokyo Gas Co. Ltd.	77,525
800	Tokyo Leasing Co. Ltd.	4,204
11,000	Tokyu Corp.	43,284
3,000	Tokyu Land Corp.	8,504
5,000	TonenGeneral Sekiyu K.K.	42,360
6,000	Toppan Printing Co. Ltd.	44,189
8,000	Toray Industries, Inc.	37,207
24,000	Toshiba Corp.	86,887
7,000	Tosoh Corp.	13,981
3,000	Toto Ltd.	20,967
2,000	Toyo Seikan Kaisha Ltd.	24,715
300	Toyoda Gosei Co. Ltd.	4,219
500	Toyota Auto Body Co. Ltd.	8,029
300	Toyota Boshoku Corp.	2,680
1,200	Toyota Industries Corp.	27,135
18,300	Toyota Motor Corp.	715,794
1,800	Toyota Tsusho Corp.	17,399
7,000	Ube Industries Ltd.	14,752
4,000	UNY Co. Ltd.	31,224
15	West Japan Railway Co.	66,116
460	Yamada Denki Co. Ltd.	25,079
1,200	Yamaha Corp.	11,648
1,500	Yamaha Motor Co. Ltd.	16,611
3,000	Yamato Holdings Co. Ltd.	33,196
2,000	Yamazaki Baking Co. Ltd.	26,617

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,600	Yokogawa Electric Corp.	$7,421
4,000	Yokohama Rubber (The) Co. Ltd.	19,659
		13,402,304
	Luxembourg—0.2%
3,054	ArcelorMittal	79,028
156	Reinet Investments S.C.A.*	1,598
56	RTL Group S.A.	2,952
2,100	SES S.A.	37,585
		121,163
	Netherlands—2.8%
23,635	Aegon N.V.	97,707
1,679	Akzo Nobel N.V.	69,434
1,426	ASML Holding N.V.	24,837
483	Corio N.V.	25,680
843	CSM	15,531
3,706	European Aeronautic Defence and Space Co. N.V.	61,327
867	Heineken Holding N.V.	26,187
1,026	Heineken N.V.	34,434
320	Hunter Douglas N.V.	7,907
40,595	ING Groep N.V. CVA GDR	378,853
15,600	Koninklijke Ahold N.V.	166,618
1,232	Koninklijke BAM Groep N.V.	10,894
2,063	Koninklijke DSM N.V.	57,158
11,206	Koninklijke KPN N.V.	157,012
7,201	Koninklijke Philips Electronics N.V.	132,395
389	Nutreco Holding NV	12,339
1,226	Randstad Holding N.V.	23,709
904	SNS Reaal	6,598
2,409	TNT N.V.	50,580
9,608	Unilever N.V. CVA GDR	230,366
206	Wereldhave N.V.	17,034
1,763	Wolters Kluwer N.V.	31,050
		1,637,650
	New Zealand—0.1%
2,037	Contact Energy Ltd.	8,618
4,048	Fletcher Building Ltd.	13,717
27,737	Telecom Corp. of New Zealand Ltd.	37,520
		59,855
	Norway—0.6%
310	Aker ASA, Class A	6,954
1,185	Aker Solutions ASA	6,483
6,630	DnB NOR ASA	38,441
450	Hafslund ASA, Class B	4,597
15,659	Norsk Hydro ASA	65,458
8,203	Norske Skogindustrier ASA	28,288
5,643	Orkla ASA	37,584
7,146	StatoilHydro ASA	143,799
3,570	Storebrand ASA	8,466

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,604	Telenor ASA	$21,515
400	Yara International ASA	8,361
		369,946
	Portugal—0.3%
2,829	Banco BPI S.A.	5,801
25,500	Banco Comercial Portugues S.A., Class R	29,484
795	Banco Espirito Santo S.A.	7,531
1,916	Brisa	14,624
1,280	CIMPOR Cimentos de Portugal, SGPS S.A.	5,811
14,201	Energias de Portugal S.A.	48,123
1,068	Galp Energia SGPS S.A, Class B	9,660
1,233	Jeronimo Martins, SGPS S.A.	6,260
7,837	Portugal Telecom, SGPS S.A.	51,281
9,525	Sonae SGPS S.A.	5,763
		184,338
	Singapore—0.7%
7,000	Capitaland Ltd.	14,021
3,000	City Developments Ltd.	13,258
8,000	DBS Group Holdings Ltd.	61,031
8,000	Fraser and Neave Ltd.	15,086
77,000	Hi-P International Ltd.	17,927
1,000	Jardine Cycle & Carriage Ltd.	6,410
3,000	Keppel Corp. Ltd.	9,347
11,000	Neptune Orient Lines Ltd.	9,285
12,000	Oversea-Chinese Banking Corp. Ltd.	40,547
5,000	SembCorp Industries Ltd.	8,398
5,000	Singapore Airlines Ltd.	38,285
11,000	Singapore Press Holdings Ltd.	24,014
8,000	Singapore Technologies Engineering Ltd.	12,623
39,000	Singapore Telecommunications Ltd.	65,594
8,000	United Overseas Bank Ltd.	72,282
		408,108
	Spain—3.1%
1,335	Abertis Infraestructuras S.A.	22,810
88	Acciona S.A.	8,281
1,617	Acerinox S.A.	20,224
1,102	ACS Actividades de Construccion y Servicios S.A.	40,707
23,699	Banco Bilbao Vizcaya Argentaria S.A.	273,655
5,898	Banco de Sabadell S.A.	40,024
408	Banco Espanol de Credito S.A.	5,164
7,479	Banco Popular Espanol S.A.	67,717
41,514	Banco Santander S.A.	446,692
1,325	Bankinter S.A.	14,224
96	Compania Espanola de Petroleos S.A.	8,450
557	Enagas	10,827
451	Fomento de Construcciones y Contratas S.A.	17,841
858	Gas Natural SDG S.A.	26,273
542	Gestevision Telecinco S.A.	4,329
588	Grupo Ferrovial S.A.	18,029

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
15,718	Iberdrola S.A.	$113,177
7,848	Iberia Lineas Aereas de Espana S.A.	18,420
749	Industria de Diseno Textil S.A.	25,189
3,759	Mapfre S.A.	11,902
178	Red Electrica de Espana S.A.	7,762
11,076	Repsol YPF S.A.	209,546
608	Sacyr Vallehermoso S.A.	5,579
22,496	Telefonica S.A.	414,388
1,749	Union Fenosa S.A.	36,920
		1,868,130
	Sweden—2.1%
2,310	Assa Abloy AB, Class B	25,676
2,286	Atlas Copco AB, Class A	19,088
2,295	Atlas Copco AB, Class B	17,105
2,418	Boliden AB	5,790
5,569	Electrolux AB, Series B	51,043
1,091	Hennes & Mauritz AB, Class B	38,950
865	Holmen AB, Class B	24,274
2,040	Husqvarna AB, Class B	14,081
3,091	Industrivarden AB, Class A	23,648
1,221	Industrivarden AB, Class C	8,198
7,521	Investor AB, Class B	112,926
1,300	Kinnevik Investment AB, Class B	10,143
200	Lundbergforetagen AB, Class B	6,338
1,300	NCC AB, Class B	10,576
16,591	Nordea Bank AB	132,392
5,629	Sandvik AB	36,371
2,500	SAS AB*	13,161
2,525	Scania AB, Class B	20,661
4,017	Securitas AB, Class B	38,399
4,396	Skandinaviska Enskilda Banken AB, Class A	43,375
4,715	Skanska AB, Class B	41,229
3,021	SKF AB, Class B	27,397
1,161	SSAB Svenskt Stal AB, Class A	11,687
327	SSAB Svenskt Stal AB, Series B	2,951
7,966	Svenska Cellulosa AB, Class B	58,565
4,076	Svenska Handelsbanken AB, Class A	74,574
2,766	Swedbank AB	22,757
2,798	Tele2 AB, Class B	23,770
20,045	Telefonaktiebolaget LM Ericsson, Class B	135,851
15,554	TeliaSonera AB	68,130
1,200	Trelleborg AB, Class B	7,142
5,113	Volvo AB, Class A	26,306
11,102	Volvo AB, Class B	57,760
		1,210,314
	Switzerland—6.0%
4,652	ABB Ltd.	60,604
1,224	Adecco S.A.	42,275
521	Baloise Holding AG	27,656
67	BKW FMB Energie AG	6,013

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,300	Chugai Pharmaceutical Co. Ltd.	$18,519
1,091	Ciba Holdings AG	45,091
5,264	Clariant AG	32,424
1,140	Compagnie Financiere Richemont S.A.	23,794
9,926	Credit Suisse Group AG	368,518
31	Givaudan S.A.	20,973
54	Helvetia Holding AG	9,191
1,132	Holcim Ltd.	63,837
483	Julius Baer Holding AG	18,755
197	Kuehne & Nagel International AG*	11,842
16,027	Nestle S.A.	618,786
11,215	Novartis AG	565,182
355	Pargesa Holding S.A.	26,999
404	Petroplus Holdings AG	10,680
2,433	Roche Holding AG	369,411
130	Schindler Holding AG	5,909
88	Schindler Holding AG Participant Certificates	3,782
16	SGS S.A.	15,640
88	Swatch Group AG-Bearer	13,634
209	Swatch Group AG-Registered	5,942
552	Swiss Life Holding AG	49,383
3,282	Swiss Reinsurance	135,893
161	Swisscom AG	48,844
225	Syngenta AG	41,759
95	Synthes, Inc.	12,171
33,873	UBS AG*	570,624
1,147	Zurich Financial Services AG	231,037
3,648	Yue Yuen Industrial Holdings Ltd.	7,296
		3,482,464
	United Kingdom—22.1%
4,024	3i Group PLC	35,239
18,075	Aegis Group PLC	19,125
1,883	AMEC PLC	15,817
3,075	Anglo American PLC	77,462
1,464	Antofagasta PLC	9,081
1,764	Arriva PLC	17,134
3,092	Associated British Foods PLC	34,736
10,565	AstraZeneca PLC	449,509
37,713	Aviva PLC*	225,853
17,391	BAE Systems PLC	98,143
3,381	Balfour Beatty PLC	13,717
93,583	Barclays PLC	269,330
6,964	Barratt Developments PLC	8,704
1,665	Bellway PLC	14,563
6,653	BG Group PLC	98,214
4,615	BHP Billiton PLC	78,677
187,302	BP PLC	1,532,862
26,744	Bradford & Bingley PLC	—
11,226	British Airways PLC	24,938
7,569	British American Tobacco PLC	208,437

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,056	British Land Co. PLC	$50,617
4,709	British Sky Broadcasting Group PLC	28,770
92,542	BT Group PLC	174,582
2,317	Bunzl PLC	23,389
16,688	Cable & Wireless PLC	33,207
7,717	Cadbury PLC	71,141
5,076	Carnival PLC	112,072
1,636	Carphone Warehouse Group (The) PLC	3,566
27,837	Centrica PLC	137,330
1,735	Close Brothers Group PLC	15,157
19,083	Compass Group PLC	89,091
2,424	Daily Mail & General Trust	11,460
13,604	Diageo PLC	208,430
63,111	DSG International PLC	32,986
2,322	easyJet PLC*	11,630
6,759	Electrocomponents PLC	15,563
4,771	Enterprise Inns PLC	7,543
3,751	Experian Group PLC	20,769
3,482	Firstgroup PLC	23,069
33,817	Friends Provident PLC	38,932
8,855	G4S PLC	26,926
9,052	GKN PLC	17,426
35,911	GlaxoSmithKline PLC	693,098
2,120	Hammerson PLC	24,531
12,010	Hays PLC	13,237
82,611	HBOS PLC	135,808
12,913	Home Retail Group PLC	41,321
114,699	HSBC Holdings PLC	1,363,923
1,516	ICAP PLC	7,584
3,275	IMI PLC	14,613
4,580	Imperial Tobacco Group PLC	123,239
4,486	Inchcape PLC	5,743
5,357	InterContinental Hotels Group PLC	45,660
5,704	International Power PLC	20,487
3,413	Investec PLC	13,013
42,720	ITV PLC	20,714
22,719	J Sainsbury PLC	104,197
1,285	Johnson Matthey PLC	19,417
721	Kazakhmys PLC	3,394
8,697	Kesa Electricals PLC	11,212
74,673	Kingfisher PLC	138,375
37,346	Ladbrokes PLC	95,552
4,511	Land Securities Group PLC	80,392
83,083	Legal & General Group PLC	95,933
1,612	Liberty International PLC	18,007
72,350	Lloyds TSB Group PLC*	234,773
18,103	LogicaCMG PLC	20,234
507	Lonmin PLC	9,493
5,446	Man Group PLC	31,567
14,447	Marks & Spencer Group PLC	51,421
11,461	Mitchells & Butlers PLC	29,129

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,943	Mondi PLC	$21,655
1,175	National Express Group PLC	10,867
18,861	National Grid PLC	213,317
1,763	Next PLC	30,085
1,346	Northern Rock PLC*	—
33,994	Old Mutual PLC	27,637
7,371	Pearson PLC	73,709
2,196	Pennon Group PLC	19,079
3,625	Persimmon PLC	17,619
1,867	Provident Financial PLC	23,894
23,887	Prudential PLC	120,470
2,817	Punch Taverns PLC	7,116
19,444	Rank Group PLC	17,950
1,867	Reckitt Benckiser Group PLC	79,288
24,948	Rentokil Initial PLC	18,204
6,225	Rexam PLC	37,660
1,782	Rio Tinto PLC	83,573
9,885	Rolls-Royce Group PLC*	52,509
508,336	Rolls-Royce Group PLC-C Shares*	821
234,477	Royal Bank of Scotland Group PLC	259,308
30,057	Royal Dutch Shell PLC, Class A	829,093
23,020	Royal Dutch Shell PLC, Class B	626,595
34,899	RSA Insurance Group PLC	77,918
3,210	SABMiller PLC	51,190
7,002	Sage Group (The) PLC	19,680
823	Schroders PLC	10,593
389	Schroders PLC Ntvg	4,156
5,280	Scottish & Southern Energy PLC	103,909
4,473	Segro PLC	20,274
2,233	Severn Trent PLC	49,553
1,715	Shire PLC	22,562
2,419	Smith & Nephew PLC	22,237
3,209	Smiths Group PLC	41,482
6,540	Standard Chartered PLC	108,517
26,762	Standard Life PLC	104,009
4,503	Tate & Lyle PLC	26,877
14,902	Taylor Wimpey PLC	2,441
53,443	Tesco PLC	293,984
613	Thomson Reuters PLC	10,664
14,473	Tomkins PLC	26,671
1,380	Travis Perkins PLC	6,557
4,374	Trinity Mirror PLC	2,467
8,095	Tui Travel PLC	24,808
7,961	Unilever PLC	179,562
4,565	United Business Media Ltd.	29,824
6,727	United Utilities Group PLC	76,263
409	Vedanta Resources PLC	5,687
449,902	Vodafone Group PLC	868,926
2,014	Whitbread PLC	29,306
7,438	William Hill PLC	22,961
16,779	William Morrison Supermarkets PLC	71,728

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,971	Wolseley PLC	$60,279
13,406	WPP Group PLC	80,510
1,430	Xstrata PLC	24,556
10,351	Yell Group PLC	10,314
		12,912,178
	Total Common Stocks and Others Equity Interests (Cost $95,284,701)	58,244,148

Principal Amount		Interest Rate	Maturity Date
	Loan Note—0.0%
	Netherlands—0.0%
$10,807	Akzo Nobel Loan Note(a) (Cost $21,223)	—%	06/30/13	17,461

Number of Shares
	Preferred Stocks—0.5%
	Germany—0.5%
597	Fresenius SE	37,703
1,443	Henkel AG & Co. KGaA	41,029
780	Porsche Automobil Holding SE	67,823
864	ProSieben SAT.1 Media AG	2,544
1,086	Volkswagen AG	66,627
		215,726
	Italy—0.00%
2,361	Istituto Finanziario Industriale SpA*	20,508
19,837	Unipol Gruppo Finanziario SpA	21,660
		42,168
	Total Preferred Stocks (Cost $516,827)	257,894
	Rights—0.0%
	Austria—0.0%
250	Uniqa Veresicherungen AG,* expiring 11/14/08 (Cost $0)	—
	Belgium—0.0%
9,214	Fortis Rights SA, expiring 06/30/14* (Cost $0)	—
	Total Investments** (Cost $95,822,751)—100.0%	58,519,503
	Other assets less liabilities—(0.0%)	(10,627)
	Net Assets—100.0%	$58,508,876

REIT Real Estate Investment Trust.

GDR Global Depository Receipt.

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—5.5%
9,702	Abacus Property Group	$2,133
2,247	ABB Grain Ltd.	12,189
10,842	ABC Learning Centres Ltd.	3,863
2,161	Adelaide Brighton Ltd.	3,264
1,126	Alesco Corp. Ltd.	4,163
29,862	Allco Finance Group Ltd.	2,816
1,334	Ansell Ltd.	11,141
7,662	APA Group	14,824
1,965	APN News & Media Ltd.	3,168
2,669	Aristocrat Leisure Ltd.	6,673
1,188	ASX Ltd.	23,683
2,887	Austereo Group Ltd.	2,681
17,591	Australand Property Group	3,444
6,374	Australian Infrastructure Fund	6,857
7,649	Australian Pharmaceutical Industries Ltd.*	2,816
17,506	AWB Ltd.	30,395
37,788	Babcock & Brown Infrastructure Group	4,794
1,120	Babcock & Brown Ltd.	972
7,851	Babcock & Brown Wind Partners	4,364
1,568	Bank of Queensland Ltd.	13,934
2,326	Bendigo and Adelaide Bank Ltd.	20,371
1,604	Billabong International Ltd.	12,730
5,892	Bunnings Warehouse Property Trust	6,318
3,789	Centennial Coal Co. Ltd.	8,846
55,255	Centro Properties Group	2,793
10,142	Challenger Financial Services Group Ltd.	11,102
5,121	City Pacific Ltd.	443
276	Cochlear Ltd.	10,396
35,749	Commonwealth Property Office Fund	31,363
3,012	Computershare Ltd.	16,905
1,147	Corporate Express Australia Ltd.	3,820
1,350	Crane Group Ltd.	8,056
7,941	CSR Ltd.	11,459
6,015	David Jones Ltd.	12,299
4,755	Downer EDI Ltd.	15,331
17,703	Envestra Ltd.	7,473
4,097	FKP Property Group	3,115
590	Flight Centre Ltd.	5,483
15,238	Futuris Corp. Ltd.	11,805
21,527	Goodman Fielder Ltd.	23,717
9,656	Great Southern Ltd.	2,303
9,342	Gunns Ltd.	7,377
5,690	GWA International Ltd.	9,021
6,237	Harvey Norman Holdings Ltd.	10,688
2,933	Healthscope Ltd.	8,412
3,017	Hills Industries Ltd.	7,730
8,666	Iluka Resources Ltd.	20,804
8,756	Incitec Pivot Ltd.	23,306
20,132	ING Industrial Fund REIT	4,536
27,451	ING Office Fund REIT	19,983

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,745	Macquarie Communications Infrastructure Group	$6,134
35,054	Macquarie CountryWide Trust	5,563
32,702	Macquarie DDR Trust	2,014
3,507	Macquarie Media Group Ltd.	2,910
2,322	Minara Resources Ltd.	1,590
589	Newcrest Mining Ltd.	8,038
1,672	Nufarm Ltd.	12,014
7,553	Oil Search Ltd.	22,717
7,101	OneSteel Ltd.	16,196
9,096	OZ Minerals Ltd.	5,673
12,251	Pacific Brands Ltd.	8,159
2,003	Paladin Energy Ltd.*	3,047
535	Perpetual Ltd.	12,368
1,877	Primary Health Care Ltd.	5,705
1,322	Ramsay Health Care Ltd.	8,865
1,578	Seven Network Ltd.	6,574
18,196	Sigma Pharmaceuticals Ltd.	15,156
2,119	Sims Group Ltd.	20,174
2,886	Sonic Healthcare Ltd.	26,183
13,250	SP AusNet	9,696
6,017	Spotless Group Ltd.	10,025
4,184	Ten Network Holdings Ltd.	3,778
1,264	Transfield Services Ltd.	3,419
1,169	Transpacific Industries Group Ltd.	2,763
1,718	United Group Ltd.	10,823
18,511	Valad Property Group	1,041
592	West Australian Newspapers Holdings Ltd.	2,425
814	WorleyParsons Ltd.	8,119
		737,328
	Austria—0.6%
82	Agrana Beteiligungs AG	5,032
324	Andritz AG	9,180
208	A-TEC Industries AG	2,703
2,930	Atrium European Real Estate Ltd.*	13,254
2,081	Austrian Airlines AG*	7,422
648	CA Immobilien Anlagen AG*	4,056
117	Flughafen Wien AG	4,770
133	Mayr-Melnhof Karton AG	8,223
366	Oesterreichische Post AG	10,588
93	Palfinger AG	1,472
322	RHI AG*	5,014
213	Semperit AG Holding	5,113
123	Zumtobel AG	1,515
		78,342
	Belgium—1.2%
202	Ackermans & van Haaren N.V.	11,533
194	Barco N.V.	3,662
227	Befimmo S.C.A. Sicafi	16,956
252	Bekaert N.V.	24,671

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
269	Brederode S.A.	$4,391
137	Cofinimmo	16,984
104	Compagnie d'Entreprises CFE	5,023
214	Compagnie Maritime Belge S.A.	4,130
348	Euronav N.V.	5,062
233	Exmar N.V.	2,817
136	GIMV N.V.	5,632
241	Omega Pharma S.A.	8,832
395	Recticel S.A.	2,403
1,948	RHJ International*	10,490
1,002	Telenet Group Holding N.V.	15,482
605	Tessenderlo Chemie N.V.	23,810
		161,878
	Bermuda—0.3%
736	Aquarius Platinum Ltd.	1,836
4,127	Catlin Group Ltd.	23,154
23,000	Macquarie International Infrastructure Fund Ltd.	6,120
850	Seadrill Ltd.	8,188
		39,298
	Canada—6.0%
956	AGF Management Ltd., Class B	10,434
233	Agnico-Eagle Mines Ltd.	6,374
584	Agrium, Inc.	22,176
457	Astral Media, Inc.	10,475
2,588	Biovail Corp.	22,052
341	Boardwalk Real Estate Investment Trust	7,264
1,501	CAE, Inc.	8,728
960	Calloway REIT	11,646
975	Cameco Corp.	15,822
882	Canadian Apartment Properties REIT	9,684
692	Canadian REIT	14,769
3,254	Canfor Corp.*	18,386
2,611	Cascades, Inc.	10,501
18,367	Catalyst Paper Corp.*	5,891
453	CCL Industries, Inc., Class B	11,177
375	Centerra Gold, Inc.*	324
1,159	Chartwell Seniors Housing REIT	4,509
1,020	CML Healthcare Income Fund	12,450
532	Cominar REIT	8,615
1,350	Compton Petroleum Corp.*	2,776
330	Corus Entertainment, Inc., Class B	3,827
10,364	Cott Corp.*	9,121
877	Dorel Industries, Inc., Class B	19,115
1,094	Dundee Corp., Class A	4,904
405	Dundee REIT	6,296
449	DundeeWealth, Inc.	2,231
2,094	Emera, Inc.	36,976
1,352	Ensign Energy Services, Inc.	17,247
1,138	Extendicare REIT	4,071

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
352	First Capital Realty, Inc.	$5,828
196	First Quantum Minerals Ltd.	4,095
267	FirstService Corp.*	3,224
608	Flint Energy Services Ltd.*	3,475
1,130	Fortis, Inc.	24,443
701	Forzani Group (The) Ltd., Class A	5,045
468	Gildan Activewear, Inc.*	10,816
1,855	H&R Real Estate Investment Trust	15,028
590	Harry Winston Diamond Corp.	5,702
1,015	Highpine Oil & Gas Ltd.*	5,426
1,362	HudBay Minerals, Inc.*	6,094
2,312	IAMGOLD Corp.	7,606
1,062	Industrial Alliance Insurance and Financial Services, Inc.	21,837
189	Inmet Mining Corp.	4,205
1,382	InnVest REIT	6,195
1,621	Kingsway Financial Services, Inc.	9,106
1,228	Kinross Gold Corp.	12,675
444	Laurentian Bank of Canada	14,928
1,457	Linamar Corp.	9,503
3,136	Lundin Mining Corp.*	4,643
254	MacDonald Dettwiler & Associates Ltd.*	4,519
3,070	Maple Leaf Foods, Inc.	20,882
1,081	Martinrea International, Inc.*	3,085
1,507	MDS, Inc.*	15,605
1,353	Methanex Corp.	15,234
752	Morguard REIT	5,548
190	Northbridge Financial Corp.	4,676
391	Open Text Corp.*	9,828
749	OPTI Canada, Inc.*	1,977
347	Paramount Resources Ltd., Class A*	2,554
733	Primaris Retail REIT	7,415
773	Reitmans Canada Ltd., Class A	9,155
2,607	RONA, Inc.*	25,194
1,030	Russel Metals, Inc.	18,341
852	Saputo, Inc.	17,659
670	Savanna Energy Services Corp.	5,511
380	ShawCor Ltd.	5,704
1,993	Sherritt International Corp.	6,065
855	Sino-Forest Corp.*	7,932
749	SNC-Lavalin Group, Inc.	19,510
527	TMX Group, Inc.	12,240
565	Toromont Industries Ltd.	10,600
1,590	Torstar Corp., Class B	15,104
517	Transat AT, Inc., Class B	4,830
1,578	Transcontinental, Inc., Class A	15,834
2,412	Viterra, Inc.*	15,176
889	West Fraser Timber Co. Ltd.	23,404
1,004	WestJet Airlines Ltd.*	8,629
852	Yamana Gold, Inc.	4,029
		813,955

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	China—0.2%
5,405	Agile Property Holdings Ltd.	$1,796
55,965	Brilliance China Automotive Holdings Ltd.*	2,341
18,566	China Oriental Group Co. Ltd.	3,150
6,000	Country Garden Holdings Co.	1,066
3,500	Greentown China Holdings Ltd.	1,070
18,000	Kingboard Laminates Holdings Ltd.	4,408
5,000	New World Department Store China Ltd.	2,771
4,000	Nine Dragons Paper Holdings Ltd.	690
15,173	Samson Holding Ltd.	1,859
4,500	Shimao Property Holdings Ltd.	2,440
5,500	Shui On Land Ltd.	1,246
2,000	Yanlord Land Group Ltd.	1,025
		23,862
	Cyprus—0.0%
2,207	Prosafe Production Public Ltd.*	5,472
	Denmark—1.5%
263	ALK-Abello A/S	20,758
134	Almindelig Brand A/S*	1,807
266	Auriga Industries	4,733
151	Bang & Olufsen A/S, Class B	3,322
212	Coloplast A/S, Class B	15,291
25	D/S Norden A/S	754
848	Dampskibsselskabet Torm A/S	13,646
1,708	DSV A/S	20,415
280	FLSmidth & Co. A/S	10,389
3,136	GN Store Nord	6,781
500	H. Lundbeck A/S	8,886
614	Jyske Bank A/S*	18,042
180	NKT Holding A/S	6,546
274	Novozymes A/S, Class B	19,243
78	Rockwool International A/S, Class B	5,217
150	Schouw & Co.	2,936
614	Sydbank A/S	9,493
190	Topdanmark A/S*	20,421
351	Vestas Wind Systems A/S*	14,302
78	William Demant Holding*	2,969
		205,951
	Finland—1.2%
1,268	Amer Sports Oyj, Class A	8,551
592	Cargotec Corp., Class B	8,153
1,011	Finnair Oyj	5,073
685	HKScan Oyj	3,485
3,978	Huhtamaki Oyj	26,512
372	Konecranes Oyj	6,289
155	Lemminkainen Oyj	2,647
743	Nokian Renkaat Oyj	9,665
2,810	Oriola-KD Oyj, Class B	5,422
1,427	Orion Oyj, Class B	20,863

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
347	Poyry Oyj	$4,583
492	Ramirent Oyj	1,974
1,048	Sponda Oyj	4,671
599	Stockmann Oyj Abp, Class B	8,032
2,157	TietoEnator Oyj	23,800
1,262	Uponor Oyj	11,918
1,751	YIT Oyj	10,848
		162,486
	France—2.7%
2,479	Altran Technologies S.A.*	12,395
69	April Group	2,490
288	Beneteau S.A.	2,664
99	BioMerieux	7,997
62	Bonduelle S.C.A.	5,175
127	Bongrain S.A.	7,027
453	Bourbon S.A.	12,708
2,794	Bull S.A.*	5,420
1,529	Canal Plus	9,577
280	Carbone Lorraine	8,285
647	Cie Generale de Geophysique-Veritas*	10,408
262	Club Mediterranee*	5,214
291	Compagnie Plastic-Omnium S.A.	3,141
333	Dassault Systemes S.A.	13,718
1,894	Derichebourg	5,939
86	EDF Energies Nouvelles S.A.	2,668
1,018	Etablissements Maurel et Prom	12,012
301	Etam Developpement S.A.	3,144
762	Euro Disney S.C.A.*	4,706
174	Fimalac	7,530
209	Groupe Partouche*	1,091
317	Groupe Steria S.C.A.	4,130
77	Guyenne et Gascogne S.A.	5,777
6,826	Havas S.A.	13,550
33	Iliad S.A.	2,597
313	IMS-Intl Metal Service	5,509
99	Ipsen SA	3,744
342	IPSOS	8,554
180	Kaufman & Broad S.A.	3,661
262	Manitou BF S.A.	3,652
247	Mercialys S.A.	8,003
337	Neopost S.A.	28,071
347	Nexity	3,007
102	Norbert Dentressangle	5,597
545	NRJ Group	3,976
93	Pierre & Vacances	4,237
204	Remy Cointreau S.A.	8,445
1,798	Rhodia S.A.	15,305
137	Rubis	7,549
372	SEB S.A.	12,436
522	Societe BIC S.A.	27,432

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
112	Societe Immobiliere de Location pour l'Industrie et le Commerce	$9,933
1,810	SOITEC*	6,397
82	Sopra Group S.A.	3,620
49	Sperian Protection	2,999
73	Spir Communication	1,690
676	Teleperformance	14,513
180	Trigano S.A.	1,171
211	UbiSoft Entertainment S. A.*	11,096
73	Union Financiere de France BQE S.A.	2,197
		372,157
	Germany—2.5%
852	Aareal Bank AG	6,730
969	Air Berlin PLC*	4,322
322	Bechtle AG	4,191
179	Carl Zeiss Meditec AG	1,818
249	Comdirect Bank AG	1,817
237	Demag Cranes AG	4,490
484	Deutsche Euroshop AG	12,303
602	Deutsche Wohen AG	5,500
2,082	Deutz AG	6,344
670	Douglas Holding AG	24,861
300	Draegerwerk AG & Co. KGaA	11,656
166	Duerr AG	2,512
395	ElringKlinger AG	3,144
475	Epcos AG	12,106
117	Fielmann AG	6,501
1,072	Freenet AG	6,313
117	Fuchs Petrolub AG	7,199
123	GFK AG	2,373
582	Gildemeister AG	5,429
216	Indus Holding AG	3,747
69	Interseroh SE	3,474
727	IVG Immobilien AG	4,735
1,220	Jenoptik AG*	7,419
361	Kloeckner & Co. SE	5,161
136	Kloeckner-Werke AG	2,616
488	Koenig & Bauer AG	5,204
166	Krones AG	7,261
577	KUKA AG	9,952
532	Leoni AG	6,566
527	Medion AG	5,033
705	MLP AG	8,611
97	MPC Muenchmeyer Petersen Capital AG	853
463	MTU Aero Engines Holding AG	8,885
184	MVV Energie AG	7,208
900	Norddeutsche Affinerie AG	28,602
274	Pfleiderer AG	2,373
1,268	Praktiker Bau- und Heimwerkermaerkte AG	9,905
516	Premiere AG*	1,206

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
44	Puma AG Rudolf Dassler Sport	$7,293
29	Rational AG	2,953
472	Rhoen Klinikum AG	9,980
414	SGL Carbon AG*	7,950
213	Sixt AG	3,202
147	Software AG	7,172
196	Solarworld AG	4,800
370	Stada Arzneimittel AG	11,118
699	Symrise AG	8,478
240	Takkt AG	2,482
415	United Internet AG	3,653
92	Vossloh AG	6,931
245	Wincor Nixdorf AG	10,556
		344,988
	Gibraltar—0.0%
951	PartyGaming PLC	1,857
	Greece—0.6%
1,425	Agricultural Bank of Greece	3,366
351	Athens Water Supply & Sewage (The) Co. S.A.	2,985
358	Babis Vovos International Construction S.A.*	6,676
1,292	Ellaktor SA	6,492
1,370	Elval Aluminium Process Co.	2,033
411	Emporiki Bank of Greece S.A.*	3,982
244	Hellenic Duty Free Shops S.A.	1,889
3,403	Intracom Holdings S.A.	4,049
826	Intralot SA-Integrated Lottery Systems & Services	4,231
962	Motor Oil (Hellas) Corinth Refineries S.A.	10,381
747	Mytilineos Holdings S.A.	4,690
552	Sidenor Steel Products Manufacturing Co. S.A.	2,427
1	Technical Olympic S.A.*	—
798	Titan Cement Co. S.A.	13,559
831	TT Hellenic Postbank SA	5,141
1,863	Viohalco	8,766
		80,667
	Guernsey—0.1%
7,124	HSBC Infrastructure Co. Ltd.	12,382
	Hong Kong—3.6%
20,000	Allied Properties HK Ltd.	2,548
2,212	ASM Pacific Technology Ltd.	7,390
2,355	Beijing Enterprises Holdings Ltd.	9,300
4,935	Cafe de Coral Holdings Ltd.	7,754
28,213	Champion REIT	6,773
4,411	Chaoda Modern Agriculture Holdings Ltd.	3,108
6,000	Chevalier International Holdings Ltd.	4,303
11,000	China Agri-Industries Holdings Ltd.*	3,921

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
18,532	China Foods Ltd.	$4,877
2,000	China Insurance International Holdings Co. Ltd.	3,143
4,134	China Mengniu Dairy Co. Ltd.	3,974
10,673	China Overseas Land & Investment Ltd.	12,052
23,715	China Power International Development Ltd.	4,366
5,168	China Resources Land Ltd.	5,231
4,207	China Resources Power Holdings Co.	8,222
21,799	China Travel International Investment Hong Kong Ltd.	3,092
2,392	Chong Hing Bank Ltd.	3,005
6,000	Chow Sang Sang Holdings	2,674
32,387	CITIC International Financial Holdings Ltd.	20,476
27,231	CNPC Hong Kong Ltd.	8,349
3,698	Dah Sing Banking Group Ltd.	2,061
2,527	Dah Sing Financial Group	6,130
43,641	Denway Motors Ltd.	10,883
15,710	Digital China Holdings Ltd.	4,878
510,006	Enerchina Holdings Ltd.*	6,124
25,328	First Pacific Co. Ltd.	10,232
41,196	Fountain Set Holdings Ltd.	1,283
5,495	Fubon Bank Hong Kong Ltd.	1,119
7,972	Galaxy Entertainment Group Ltd.*	589
39,315	Giordano International Ltd.	7,049
24,490	Global Bio-Chem Technology Group Co. Ltd.	3,413
30,000	GOME Electrical Appliances Holdings Ltd.	5,992
20,508	Guangdong Investment Ltd.	6,277
69,848	Guangzhou Investment Co. Ltd.	5,192
2,388	Hengan International Group Co. Ltd.	6,660
10,178	HKR International Ltd.	2,497
529	Hong Kong Aircraft Engineering Co. Ltd.	4,170
8,861	Hongkong and Shanghai Hotels (The) Ltd.	8,369
12,083	Hopewell Highway Infrastructure Ltd.	7,910
9,215	Hopewell Holdings Ltd.	28,649
4,206	Hopson Development Holdings Ltd.	1,405
50,000	Hutchison Harbour Ring Ltd.	3,189
18,575	I-CABLE Communications Ltd.	1,078
256,000	IDT International Ltd.*	3,767
6,124	Industrial and Commercial Bank of China (Asia) Ltd.	6,453
38,083	Johnson Electric Holdings Ltd.	7,912
10,000	K Wah International Holdings Ltd.	1,220
6,500	Kingboard Chemical Holdings Ltd.	12,975
4,313	Kowloon Development Co. Ltd.	1,463
2,000	Lee & Man Paper Manufacturing Ltd.	654
1,500	Lifestyle International Holdings Ltd.	1,001
2,000	Mandarin Oriental International Ltd.	2,616
8,000	Minmetals Resources Ltd.	791
14,000	Next Media Ltd.	2,365
5,000	NWS Holdings Ltd.	5,219
32,129	Oriental Press Group	2,855

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,560	Pacific Basin Shipping Ltd.	$6,725
17,155	Pacific Century Premium Developments Ltd.	3,845
12,082	Public Financial Holdings Ltd.	4,387
22,000	PYI Corp. Ltd.	711
10,400	Regal Hotels International Holdings Ltd.	1,932
3,943	Road King Infrastructure Ltd.	1,147
4,136	Shanghai Industrial Holdings Ltd.	6,576
6,509	Shangri-La Asia Ltd.	9,215
14,902	Shenzhen Investment Ltd.	1,544
6,174	Shun Tak Holdings Ltd.	1,230
6,379	Sinofert Holdings Ltd.	3,560
1,080,000	Sino-I Technology Ltd.*	6,129
71,347	Sinolink Worldwide Holdings	4,096
16,708	Sinopec Kantons Holdings Ltd.	1,644
15,766	SmarTone Telecommunications Holdings Ltd.	12,329
175,719	Solomon Systech International Ltd.	2,747
2,000	Sun Hung Kai & Co. Ltd.	850
351,112	TCL Communication Technology Holdings Ltd.*	3,476
207,723	TCL Multimedia Technology Holdings Ltd.*	2,398
29,818	Techtronic Industries Co.	11,293
3,025	Television Broadcasts Ltd.	8,412
12,857	Texwinca Holdings Ltd.	6,008
5,982	Tianjin Development Holdings Ltd.	1,672
13,386	Tingyi Cayman Islands Holding Corp.	14,179
49,357	TPV Technology Ltd.	9,799
4,000	Truly International Holdings	1,739
3,870	VTech Holdings Ltd.	14,414
1,925	Wing Hang Bank Ltd.	9,030
1,404	Wing Lung Bank Ltd.	28,351
2,760	Wing On Co. International Ltd.	2,871
		491,307
	Ireland—0.8%
1,966	AER Lingus*	2,686
3,223	C&C Group PLC	4,664
853	DCC PLC	13,228
347	FBD Holdings PLC	5,026
19,079	Fyffes PLC	6,443
1,751	Glanbia PLC	6,671
2,789	Grafton Group PLC	8,298
2,366	Greencore Group PLC	3,685
8,139	Independent News & Media PLC	6,607
957	Kerry Group PLC, Class A	21,217
1,269	Kingspan Group PLC	7,257
5,906	United Drug PLC	22,832
		108,614
	Italy—2.3%
991	ACEA SpA	12,856
517	AcegasAps SpA	3,545
732	Ansaldo STS SpA	9,330

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,667	Arnoldo Mondadori Editore SpA	$9,335
936	Astaldi SpA	3,989
1,337	Autostrada Torino-Milano SpA	10,404
3,345	Banca Italease SpA*	16,184
1,261	Banca Popolare dell'Etruria e del Lazio	8,229
735	Banco di Desio e della Brianza SpA	4,240
13,941	Beni Stabili SpA	8,432
419	Brembo SpA	3,094
1,527	Bulgari SpA	11,362
1,216	Cementir Holding SpA	3,797
23,523	Cofide SpA	11,224
1,189	Credito Artigiano SpA	3,205
1,062	Credito Emiliano SpA	6,763
908	Danieli & Co. Rnc SpA	6,660
147	Danieli & Co. SpA	1,823
1,564	Davide Campari-Milano SpA	10,861
599	ERGO Previdenza SpA	3,323
498	Esprinet SpA	1,652
172	Fastweb	3,045
6,253	Gemina SpA*	3,619
267	Geox SpA	1,961
2,000	Gruppo Coin SpA*	4,718
4,287	Gruppo Editoriale L'Espresso SpA	6,361
4,794	IMMSI SpA	4,247
5,017	Impregilo SpA	13,282
1,452	Indesit Co. SpA	11,770
1,375	Interpump Group SpA	7,784
4,822	Iride SpA	7,474
6,575	KME Group SpA	4,086
545	MARR SpA	2,930
607	Permasteelisa SpA	8,789
3,230	Piaggio & C SpA	5,747
2,221	Piccolo Credito Valtellinese Scarl	16,696
419	Pirelli & C Real Estate SpA	2,957
8,544	RCS MediaGroup SpA	14,269
1,169	Recordati SpA	5,497
1,174	Risanamento SpA*	647
6,556	Safilo Group SpA	6,418
77,488	Seat Pagine Gialle SpA	6,764
687	Societa Iniziative Autostradali e Servizi SpA	4,446
842	Sogefi SpA	1,368
4,692	Sorin SpA*	3,235
77,070	Telecom Italia Media SpA*	9,501
3,454	Tiscali SpA*	3,015
87	Tod's SpA	3,613
		314,547
	Japan—45.2%
200	ABC-Mart, Inc.	6,164
9	Accordia Golf Co. Ltd.	5,883
1,700	ADEKA Corp.	10,762

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
800	Aderans Holdings Co. Ltd.	$7,820
1,300	Aeon Credit Service Co. Ltd.	13,871
300	Aeon Mall Co. Ltd.	7,418
700	Ahresty Corp.	3,805
1,200	Aica Kogyo Co. Ltd.	10,670
100	Aichi Bank (The) Ltd.	7,285
2,000	Aichi Machine Industry Co. Ltd.	3,966
2,000	Aichi Steel Corp.	6,972
2,000	Air Water, Inc.	18,861
400	Aisan Industry Co. Ltd.	2,559
1,700	Akebono Brake Industry Co. Ltd.	10,025
3,000	Akita Bank (The) Ltd.	12,493
400	Alpen Co. Ltd.	6,967
1,100	Alpine Electronics, Inc.	9,692
1,000	Amano Corp.	6,703
8,000	Ando Corp.	11,332
2,000	Anritsu Corp.	4,881
1,800	AOC Holdings, Inc.	10,148
400	AOKI Holdings, Inc.	4,062
3,000	Aomori Bank (The) Ltd.	12,591
1,200	Aoyama Trading Co. Ltd.	14,053
600	Arcs Co. Ltd.	8,561
600	Arnest One Corp.	775
3,800	Arrk Corp.	2,600
700	Asatsu-DK, Inc.	15,520
1,000	Asics Corp.	6,276
200	ASKUL Corp.	3,178
1,000	Autobacs Seven Co. Ltd.	21,269
500	Avex Group Holdings, Inc.	3,935
3,000	Awa Bank (The) Ltd.	18,684
2,000	Bando Chemical Industries Ltd.	4,843
700	Bank of Ikeda (The) Ltd.	28,131
200	Bank of Iwate (The) Ltd.	12,451
3,000	Bank of Nagoya (The) Ltd.	18,089
300	Bank of Okinawa (The) Ltd.	9,421
3,000	Bank of Saga (The) Ltd.	9,719
1,300	Bank of the Ryukyus Ltd.	10,969
1,100	Belluna Co. Ltd.	3,002
3,000	Best Denki Co. Ltd.	8,845
2,000	Bunka Shutter Co. Ltd.	7,600
200	Canon Electronics, Inc.	3,000
400	Canon Finetech, Inc.	3,925
300	Capcom Co. Ltd.	6,699
3,000	Central Finance Co. Ltd.	4,551
5,000	Central Glass Co. Ltd.	15,877
600	Chiba Kogyo Bank (The) Ltd.*	6,985
600	Chiyoda Co. Ltd.	7,981
3,000	Chiyoda Corp.	17,311
10,000	Chori Co. Ltd.	10,298
600	Chudenko Corp.	9,019
3,000	Chuetsu Pulp & Paper Co. Ltd.	4,927

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Chukyo Bank (The) Ltd.	$6,950
900	Circle K Sunkus Co. Ltd.	15,326
1,200	CKD Corp.	4,019
2,000	Clarion Co. Ltd.	1,463
700	Cleanup Corp.	2,321
1,000	CMK Corp.	3,239
1	Coca-Cola Central Japan Co. Ltd.	6,554
1,000	Coca-Cola West Holdings Co. Ltd.	20,089
3,000	COMSYS Holdings Corp.	21,481
200	Corona Corp.	1,718
1,200	CSK Holdings Corp.	10,046
1,600	Culture Convenience Club Co. Ltd.	10,616
700	Daibiru Corp.	5,837
2,000	Dai-Dan Co. Ltd.	8,518
1,000	Daifuku Co. Ltd.	5,389
1,000	Daiichi Chuo Kisen Kaisha	3,234
2,000	Daiken Corp.	3,885
3,000	Daikyo, Inc.	3,156
2,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,662
5,000	Dainippon Screen Manufacturing Co. Ltd.	10,678
2,000	Dainippon Sumitomo Pharma Co. Ltd.	15,827
5,000	Daio Paper Corp.	37,810
2,000	Daisan Bank (The) Ltd.	7,187
7,000	Daishi Bank (The) Ltd.	27,302
1,000	Daiwabo Information System Co. Ltd.	24,000
1,500	DCM Japan Holdings Co. Ltd.	11,012
12,000	Denki Kagaku Kogyo Kabushiki Kaisha	26,628
200	Disco Corp.	4,801
1,000	Don Quijote Co. Ltd.	18,163
6,000	DOWA Holdings Co. Ltd.	18,113
1,500	Duskin Co. Ltd.	23,875
200	Dydo Drinco, Inc.	4,808
16	eAccess Ltd.	7,454
300	Earth Chemical Co. Ltd.	8,534
12,000	Ebara Corp.	23,960
2,900	EDION Corp.	19,746
2,000	Ehime Bank (The) Ltd.	6,726
4,000	Eighteenth Bank (The) Ltd.	12,155
200	Eizo Nanao Corp.	3,186
300	Exedy Corp.	4,305
2,000	Ezaki Glico Co. Ltd.	20,092
1,100	FamilyMart Co. Ltd.	43,651
800	Fancl Corp.	10,047
500	FCC Co. Ltd.	6,249
300	FP Corp.	10,547
500	Fuji Co. Ltd.	8,476
4,000	Fuji Fire & Marine Insurance (The) Co. Ltd.	8,003
1,800	Fuji Oil Co. Ltd.	20,697
300	Fuji Seal International, Inc.	3,353
1,200	FUJI SOFT, INC.	20,175

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Fujitec Co. Ltd.	$7,062
500	Fujitsu Business Systems Ltd.	7,094
2,000	Fujitsu General Ltd.	4,219
2,000	Fukuda Corp.	3,874
4,000	Fukui Bank (The) Ltd.	13,637
3,000	Fukuyama Transporting Co. Ltd.	12,766
400	Funai Electric Co. Ltd.	5,296
6,000	Furukawa Co. Ltd.	5,888
4,000	Furukawa-Sky Aluminum Corp.	8,000
1,000	Futaba Corp.	15,139
1,200	Futaba Industrial Co. Ltd.	7,485
11	Geo Corp.	8,011
900	Glory Ltd.	12,919
3,000	Godo Steel Ltd.	7,890
240	Goldcrest Co. Ltd.	3,531
6,000	GS Yuasa Corp.	15,192
170	Gulliver International Co. Ltd.	2,626
4,000	Gunze Ltd.	13,225
3,000	H2O Retailing Corp.	18,544
500	Hamamatsu Photonics KK	11,116
1,100	Heiwa Corp.	7,561
2,000	Heiwa Real Estate Co. Ltd.	5,562
700	Heiwado Co. Ltd.	10,436
2,000	Higashi-Nippon Bank (The) Ltd.	6,281
3,000	Higo Bank (The) Ltd.	16,632
200	Hikari Tsushin, Inc.	2,990
200	Hirose Electric Co. Ltd.	17,347
500	HIS Co. Ltd.	7,249
300	Hisamitsu Pharmaceutical Co., Inc.	12,524
4,000	Hitachi Cable Ltd.	8,439
400	Hitachi Information Systems Ltd.	7,435
1,200	Hitachi Koki Co. Ltd.	9,223
1,000	Hitachi Kokusai Electric, Inc.	4,759
800	Hitachi Maxell Ltd.	5,707
1,000	Hitachi Medical Corp.	8,098
2,000	Hitachi Plant Technologies Ltd.	5,266
200	Hitachi Software Engineering Co. Ltd.	2,826
700	Hitachi Transport System Ltd.	9,376
29,500	Hitachi Zosen Corp.*	25,153
2,000	Hokkan Holdings Ltd.	4,793
5,000	Hokkoku Bank (The) Ltd.	18,854
3,000	Hokuetsu Bank (The) Ltd.	6,678
3,000	Hokuetsu Paper Mills Ltd.	11,268
200	Horiba Ltd.	2,966
1,200	Hosiden Corp.	12,623
1,000	House Foods Corp.	16,281
4,000	Hyakugo Bank (The) Ltd.	22,503
5,000	Hyakujushi Bank (The) Ltd.	24,999
400	Iida Home Max	1,105
700	Iino Kaiun Kaisha Ltd.	3,584
400	Inaba Denki Sangyo Co. Ltd.	9,922

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,700	Inabata & Co. Ltd.	$13,959
1,000	Inageya Co. Ltd.	8,951
7,000	Iseki & Co. Ltd.	11,573
4,000	Ishihara Sangyo Kaisha Ltd.	3,218
1,316	IT Holdings Corp.	14,228
1,100	Ito En Ltd.	17,549
3,600	Itochu Enex Co. Ltd.	18,185
400	Itochu Techno-Solutions Corp.	9,388
300	Itochu-Shokuhin Co. Ltd.	10,300
3,000	Itoham Foods, Inc.	9,226
11,000	Iwatani International Corp.	25,528
1,200	Izumi Co. Ltd.	15,597
4,000	Izumiya Co. Ltd.	23,807
4,000	J Front Retailing Co. Ltd.	17,866
7,000	Jaccs Co. Ltd.*	10,902
300	Jafco Co. Ltd.	8,088
700	Japan Airport Terminal Co. Ltd.	8,628
1,000	Japan Aviation Electronics Industry Ltd.	3,842
900	Japan General Estate (The) Co. Ltd.	1,983
3,000	Japan Pulp & Paper Co. Ltd.	10,049
4,000	Japan Radio Co. Ltd.	6,973
1,500	Japan Securities Finance Co. Ltd.	6,909
1,000	Japan Steel Works (The) Ltd.	7,095
1,000	Japan Wool Textile (The) Co. Ltd.	7,482
2,000	JGC Corp.	21,475
3,000	J-Oil Mills, Inc.	12,153
900	Joint Corp.	1,238
1,000	Joshin Denki Co. Ltd.	9,285
2,000	Juki Corp.	3,110
6,000	Juroku Bank (The) Ltd.	22,166
500	Kadokawa Group Holdings, Inc.	9,201
1,100	Kaga Electronics Co. Ltd.	11,470
2,000	Kagawa Bank (The) Ltd.	11,155
1,100	Kagome Co. Ltd.	17,780
3,000	Kagoshima Bank (The) Ltd.	19,050
1,000	Kaken Pharmaceutical Co. Ltd.	8,319
3,000	Kamei Corp.	11,997
3,000	Kamigumi Co. Ltd.	23,906
1,000	Kanagawa Chuo Kotsu Co. Ltd.	4,997
3,000	Kandenko Co. Ltd.	15,790
3,000	Kansai Paint Co. Ltd.	16,771
2,000	Kansai Urban Banking Corp.	2,326
2,000	Kasumi Co. Ltd.	11,042
1,400	Kato Sangyo Co. Ltd.	17,716
5,000	Kayaba Industry Co. Ltd.	9,662
8,000	Keihan Electric Railway Co. Ltd.	36,895
1,000	Keihin Corp.	8,952
5,000	Keisei Electric Railway Co. Ltd.	24,589
2,000	Keiyo Bank (The) Ltd.	8,981
1,000	Keiyo Co. Ltd.	5,223
3,000	Kikkoman Corp.	30,299

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
200	Kintetsu World Express, Inc.	$2,907
1,000	Kissei Pharmaceutical Co. Ltd.	22,842
2,000	Kitz Corp.	5,943
10,000	Kiyo Holdings, Inc.	16,175
300	Kobayashi Pharmaceutical Co. Ltd.	9,627
200	Koei Co. Ltd.	2,186
700	Kohnan Shoji Co. Ltd.	7,667
2,000	Koito Manufacturing Co. Ltd.	15,557
2,500	Kojima Co. Ltd.	9,442
3,100	Kokuyo Co. Ltd.	21,892
900	Komeri Co. Ltd.	20,386
700	Komori Corp.	8,016
400	Kose Corp.	10,411
900	K's Holdings Corp.	14,885
10,000	Kumagai Gumi Co. Ltd.	4,254
7,000	Kurabo Industries Ltd.	9,961
3,000	KUREHA Corp.	13,332
5,000	Kurimoto Ltd.	3,440
700	Kurita Water Industries Ltd.	15,997
500	Kuroda Electric Co. Ltd.	3,904
3,000	Kyodo Printing Co. Ltd.	6,846
500	Kyoei Steel Ltd.	5,965
4,000	Kyokuyo Co. Ltd.	7,362
3,000	Kyowa Exeo Corp.	29,461
3,000	Kyudenko Corp.	21,338
500	Life Corp.	9,160
700	Lintec Corp.	8,203
5,000	Lion Corp.	32,815
500	Mabuchi Motor Co. Ltd.	19,809
400	Macnica, Inc.	4,066
9,000	Maeda Corp.	24,581
2,000	Maeda Road Construction Co. Ltd.	14,257
2,000	Makino Milling Machine Co. Ltd.	5,807
1,500	Marubun Corp.	5,682
5,000	Marudai Food Co. Ltd.	12,121
1,000	Maruetsu (The), Inc.	5,331
22,000	Maruha Nichiro Holdings, Inc.	33,608
700	Maruichi Steel Tube Ltd.	15,950
1,000	Marusan Securities Co. Ltd.	4,892
2,000	Maruzen Showa Unyu Co. Ltd.	7,237
1,200	Matsui Securities Co. Ltd.	7,794
1,000	Max Co. Ltd.	9,042
5,000	Meidensha Corp.	8,000
7,000	Meiji Seika Kaisha Ltd.	28,671
500	Meitec Corp.	9,896
2,000	Mercian Corp.	4,022
2,000	Michinoku Bank (The) Ltd.	4,292
2,000	Mie Bank (The) Ltd.	7,936
1,000	Mikuni Coca-Cola Bottling Co. Ltd.	9,590
4,000	Minato Bank (The) Ltd.	4,979
7,000	Minebea Co. Ltd.	18,923

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
300	Ministop Co. Ltd.	$5,579
500	Miraca Holdings, Inc.	8,076
3,900	Misawa Homes Co. Ltd.*	10,903
400	MISUMI Group, Inc.	6,129
3,000	Mitsuba Corp.	15,069
2,000	Mitsubishi Logistics Corp.	18,226
9,000	Mitsubishi Paper Mills Ltd.	12,983
2,000	Mitsubishi Steel Manufacturing Co. Ltd.	5,688
1,000	Mitsubishi Tanabe Pharma Corp.	10,542
2,000	Mitsuboshi Belting Co. Ltd.	8,250
11,000	Mitsui Engineering & Shipbuilding Co. Ltd.	15,418
2,000	Mitsui Home Co. Ltd.	8,354
2,000	Mitsui Mining Co. Ltd.	3,823
2,000	Mitsui-Soko Co. Ltd.	8,818
900	Mitsumi Electric Co. Ltd.	11,857
600	Mitsuuroko Co. Ltd.	3,874
400	Miura Co. Ltd.	8,230
2,000	Miyazaki Bank (The) Ltd.	6,469
4,000	Mizuho Investors Securities Co. Ltd.	3,178
2,000	Mizuno Corp.	8,406
1,000	Mochida Pharmaceutical Co. Ltd.	9,390
12	Monex Bean Holdings, Inc.	3,981
900	Mori Seiki Co. Ltd.	7,781
6,000	Morinaga & Co. Ltd.	11,952
12,000	Morinaga Milk Industry Co. Ltd.	38,879
600	Musashi Seimitsu Industry Co. Ltd.	7,541
400	Musashino Bank (The) Ltd.	12,069
1,000	Nabtesco Corp	6,109
4,000	Nachi-Fujikoshi Corp.	8,129
7,000	Nakayama Steel Works Ltd.	17,974
7,000	Nanto Bank (The) Ltd.	32,948
600	NEC Fielding Ltd.	6,147
300	NEC Mobiling Ltd.	4,196
500	NEC Networks & System Integration Corp.	5,675
1,000	NEC Tokin Corp.	2,631
9	NET One Systems Co. Ltd.	14,704
4,000	NHK Spring Co. Ltd.	16,147
5,000	Nice Holdings, Inc.	8,332
2,000	Nichias Corp.	4,634
1,900	Nichicon Corp.	11,873
600	Nichiha Corp.	3,104
500	Nichii Gakkan Co.	4,719
6,000	Nichirei Corp.	25,495
200	Nidec Copal Corp.	1,828
1,000	Nidec Sankyo Corp.	4,676
700	NIFCO, Inc.	10,305
400	Nihon Kohden Corp.	6,768
1,200	Nihon Unisys Ltd.	11,562
3,000	Nihon Yamamura Glass Co. Ltd.	5,984
3,000	Nippo Corp.	17,734
2,000	Nippon Chemi-Con Corp.	3,880

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Nippon Densetsu Kogyo Co. Ltd.	$8,835
4,000	Nippon Flour Mills Co. Ltd.	18,370
3,000	Nippon Kayaku Co. Ltd.	13,761
1,000	Nippon Konpo Unyu Soko Co. Ltd.	9,818
2,000	Nippon Metal Industry Co. Ltd.	2,773
5,000	Nippon Paint Co. Ltd.	19,318
4,000	Nippon Road (The) Co. Ltd.	4,166
1,000	Nippon Shinyaku Co. Ltd.	9,903
3,000	Nippon Shokubai Co. Ltd.	17,414
3,000	Nippon Soda Co. Ltd.	8,548
7,900	Nippon Suisan Kaisha Ltd.	19,745
1,000	Nippon Yakin Kogyo Co. Ltd.	2,778
1,000	Nipro Corp.	15,356
6,700	NIS Group Co. Ltd.	2,674
12,000	Nishimatsu Construction Co. Ltd.	24,731
12,000	Nishi-Nippon City Bank (The) Ltd.	26,185
7,000	Nishi-Nippon Railroad Co. Ltd.	25,766
500	Nishio Rent All Co. Ltd.	3,653
2,000	Nissan Chemical Industries Ltd.	16,198
2,000	Nissan Shatai Co. Ltd.	13,084
1,500	Nissen Holdings Co. Ltd.	5,610
300	Nissha Printing Co. Ltd.	16,710
5,000	Nisshin Oillio Group (The) Ltd.	23,689
3,000	Nisshinbo Industries, Inc.	17,465
2,000	Nissin Corp.	5,714
800	Nissin Kogyo Co. Ltd.	7,341
150	Nitori Co. Ltd.	9,414
1,000	Nittetsu Mining Co. Ltd.	2,566
6,000	Nitto Boseki Co. Ltd.	8,921
400	Nitto Kogyo Corp.	3,479
4,000	NOF Corp.	11,268
1,000	Nomura Real Estate Holdings, Inc.	19,623
2,000	Noritake Co. Ltd.	5,782
300	Noritsu Koki Co. Ltd.	2,296
1,300	Noritz Corp.	13,725
200	NS Solutions Corp.	2,436
10	NTT Urban Development Corp.	10,276
40	Obic Co. Ltd.	4,904
4,000	Ogaki Kyoritsu Bank (The) Ltd.	19,911
2,000	Oita Bank (The) Ltd.	12,434
2,000	Okamura Corp.	11,602
2,000	Okasan Holdings, Inc.	8,669
500	Okinawa Electric Power (The) Co., Inc.	29,361
2,000	OKUMA Corp.	8,808
6,000	Okumura Corp.	23,556
1,000	Okuwa Co. Ltd.	13,529
1,900	OMC Card, Inc.	2,945
3,000	Onward Holdings Co. Ltd.	21,978
300	Osaka Steel Co. Ltd.	3,000
1,100	OSG Corp.	7,968
200	Otsuka Corp.	10,076

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4	Pacific Golf Group International Holdings KK	$1,501
1,000	Pacific Metals Co. Ltd.	4,422
2,000	PanaHome Corp.	11,880
300	Paramount Bed Co. Ltd.	3,916
900	Parco Co., Ltd.	8,175
600	Paris Miki, Inc.	5,948
18,500	Penta-Ocean Construction Co. Ltd.	20,695
400	Plenus Co. Ltd.	5,226
500	Pocket Card Co. Ltd.	1,162
2,000	Press Kogyo Co. Ltd.	4,419
17,000	Prima Meat Packers Ltd.	29,697
3,100	Q.P. Corp.	35,703
59	Radia Holdings, Inc.	714
6,000	Rengo Co. Ltd.	30,644
2,800	Renown, Inc.*	4,838
700	Resorttrust, Inc.	6,860
500	Right On Co. Ltd.	6,856
2,000	Riken Corp.	5,815
700	Rinnai Corp.	25,641
1,000	Rohto Pharmaceutical Co. Ltd.	11,356
400	Roland Corp.	4,140
500	Royal Holdings Co. Ltd.	5,100
3,000	Ryobi Ltd.	6,172
2,000	Ryoden Trading Co. Ltd.	10,214
300	Ryohin Keikaku Co. Ltd.	14,377
1,200	Ryosan Co. Ltd.*	22,869
1,200	Ryoyo Electro Corp.	9,353
6,000	Sagami Railway Co. Ltd.	24,107
5,000	Saibu Gas Co. Ltd.	12,363
800	Saizeriya Co. Ltd.	11,892
2,000	Sakai Chemical Industry Co. Ltd.	5,057
1,000	Sakata INX Corp.	2,526
700	Sakata Seed Corp.	10,108
1,000	Sala Corp.	5,402
200	San-A Co. Ltd.	6,174
3,000	San-Ai Oil Co. Ltd.	11,409
3,000	Sanden Corp.	8,403
200	Sanei-International Co. Ltd.	2,083
600	Sangetsu Co. Ltd.	12,133
3,000	San-in Godo Bank (The) Ltd.	21,510
4,000	Sanken Electric Co. Ltd.	14,321
2,000	Sanki Engineering Co. Ltd.	12,988
15,000	Sankyo-Tateyama Holdings, Inc.	13,961
4,000	Sankyu, Inc.	12,627
1,000	Sanshin Electronics Co. Ltd.	10,746
800	Santen Pharmaceutical Co. Ltd.	20,493
5,000	Sanwa Holdings Corp.	16,615
2,000	Sanyo Chemical Industries Ltd.	10,739
2,000	Sanyo Shokai Ltd.	9,425
2,000	Sanyo Special Steel Co. Ltd.	5,738

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
4,000	Sapporo Holdings Ltd.	$22,042
700	Satori Electric Co. Ltd.	3,423
203	SBI Holdings, Inc.	24,400
2,000	Seiko Holdings Corp.	5,276
2,000	Senko Co. Ltd.	7,962
1,400	Senshukai Co. Ltd.	10,192
140	SFCG Co. Ltd.	1,534
4,000	Shiga Bank (The) Ltd.	24,876
3,000	Shikoku Bank (The) Ltd.	13,757
200	Shima Seiki Manufacturing Ltd.	3,710
800	Shimachu Co. Ltd.	18,275
2,000	Shimadzu Corp.	13,708
300	Shimamura Co. Ltd.	20,816
600	Shimano, Inc.	17,191
200	Shimizu Bank (The) Ltd.	7,597
4,000	Shindengen Electric Manufacturing Co. Ltd.	8,065
1,000	Shin-Etsu Polymer Co. Ltd.	4,524
1,000	Shinki Co. Ltd.	551
1,000	Shinko Electric Industries	6,457
9,000	Shinko Securities Co. Ltd.	22,354
700	Shinko Shoji Co. Ltd.	4,648
3,000	Shinmaywa Industries Ltd.	7,884
1,000	Shinwa Kaiun Kaisha Ltd.	2,278
1,000	Shiroki Corp.	2,674
1,000	Shizuoka Gas Co. Ltd.	4,882
1,000	Shochiku Co. Ltd.	5,961
2,200	Showa Corp.	10,462
3,000	Showa Sangyo Co. Ltd.	8,184
2,000	Sinanen Co. Ltd.	8,571
800	Sintokogio Ltd.	4,948
9,000	Snow Brand Milk Products Co. Ltd.	34,041
1,100	Sohgo Security Services Co. Ltd.	10,303
300	Square Enix Holdings Co. Ltd.	7,570
1,000	SSP Co. Ltd.	5,686
1,600	Stanley Electric Co. Ltd.	20,149
500	Star Micronics Co. Ltd.	5,425
2,000	Starzen Co. Ltd.	4,577
200	Sugi Pharmacy Co. Ltd.	4,818
400	Sumisho Computer Systems Corp.	6,256
5,000	Sumitomo Bakelite Co. Ltd.	18,270
13,000	Sumitomo Light Metal Industries Ltd.	10,723
14,200	Sumitomo Mitsui Construction Co. Ltd.*	9,968
14,000	Sumitomo Osaka Cement Co. Ltd.	22,030
90	Sumitomo Real Estate Sales Co. Ltd.	2,443
3,000	Sumitomo Warehouse (The) Co. Ltd.	12,172
200	Sundrug Co. Ltd.	3,647
2,000	Suruga Bank Ltd.	18,858
6,000	SWCC Showa Holdings Co. Ltd.	5,267
100	Sysmex Corp.	3,112
200	T Hasegawa Co. Ltd.	2,859
1,200	Tachi-S Co. Ltd.	5,617

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Tadano Ltd.	$4,441
1,000	Taihei Kogyo Co. Ltd.	2,304
1,100	Taikisha Ltd.	15,727
4,000	Taiyo Nippon Sanso Corp.	25,193
3,000	Taiyo Yuden Co. Ltd.	14,405
200	Takamatsu Construction Group Co. Ltd.	2,981
3,000	Takara Holdings, Inc.	14,337
3,000	Takara Standard Co. Ltd.	16,099
1,000	Takasago International Corp.	4,835
2,000	Takasago Thermal Engineering Co. Ltd.	18,766
3,000	Takuma Co. Ltd.	5,941
9,000	Tekken Corp.	9,568
600	Temp Holdings Co. Ltd.	3,124
10	T-GAIA Corp.	8,426
1,700	THK Co. Ltd.	23,318
14,000	Toa Corp.	17,341
5,000	Toagosei Co. Ltd.	10,747
51,000	Tobishima Corp.*	8,350
2,000	Tochigi Bank (The) Ltd.	12,341
7,000	Toda Corp.	25,326
2,000	Toei Co. Ltd.	7,884
1,000	Toenec Corp.	4,755
4,000	Toho Bank (The) Ltd.	17,051
2,000	Toho Co. Ltd.	6,889
1,200	Toho Co. Ltd.	22,913
1,200	Toho Pharmaceutical Co. Ltd.	12,886
1,000	Toho Zinc Co. Ltd.	2,056
2,000	Tokai Carbon Co. Ltd.	10,504
2,000	Tokai Corp.	9,749
500	Tokai Rika Co. Ltd.	5,066
600	Tokai Rubber Industries Ltd.	4,964
3,000	Tokai Tokyo Securities Co. Ltd.	8,231
110	Token Corp.	2,668
2,000	Tokushima Bank (The) Ltd.	9,823
4,000	Tokuyama Corp.	20,290
2,000	Tokyo Dome Corp.	6,541
700	Tokyo Ohka Kogyo Co. Ltd.	9,625
500	Tokyo Seimitsu Co. Ltd.	5,038
2,500	Tokyo Steel Manufacturing Co. Ltd.	19,342
1,000	Tokyo Style Co. Ltd.	7,466
4,000	Tokyo Tatemono Co. Ltd.	16,504
600	Tokyo Tomin Bank (The) Ltd.	8,091
2,920	Tokyu Construction Co. Ltd.	6,621
500	Tomen Electronics Corp.	6,029
3,000	Tomoku Co. Ltd.	4,931
2,000	Tonami Holdings Co. Ltd.	4,775
500	Topcon Corp.	2,819
800	Toppan Forms Co. Ltd.	7,443
500	Topre Corp.	4,019
7,000	Topy Industries Ltd.	12,051
1,000	Toshiba Machine Co. Ltd.	2,873

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,000	Toshiba Plant Systems & Services Corp.	$8,250
2,000	Toshiba TEC Corp.	6,185
600	Touei Housing Corp.	715
8,500	Towa Real Estate Development Co. Ltd.	5,246
15,000	Toyo Construction Co. Ltd.*	5,488
2,000	Toyo Engineering Corp.	5,758
4,000	Toyo Ink Manufacturing Co. Ltd.	10,620
1,000	Toyo Kohan Co. Ltd.	2,946
2,000	Toyo Suisan Kaisha Ltd.	51,650
8,000	Toyo Tire & Rubber Co. Ltd.	19,691
17,000	Toyobo Co. Ltd.	24,149
700	Trans Cosmos, Inc.	4,958
500	Trend Micro, Inc.	12,251
400	Trusco Nakayama Corp.	5,259
700	TS Tech Co. Ltd.	5,252
2,000	Tsubakimoto Chain Co.	5,588
500	Tsumura & Co.	12,817
200	Tsuruha Holdings, Inc.	4,910
5	TV Asahi Corp.	6,324
100	TV Tokyo Corp.	4,375
2,000	Uchida Yoko Co. Ltd.	8,446
400	Ulvac, Inc.	7,510
300	Unicharm Corp.	21,552
2,000	Uniden Corp.	6,006
800	Unipres Corp.	6,565
14,000	Unitika Ltd.	9,714
2,000	Urban Corp.	—
500	USC Corp.	4,423
1,000	Ushio, Inc.	13,531
240	USS Co. Ltd.	14,724
1,200	Valor Co. Ltd.	9,077
1,200	Vital-net, Inc.	5,366
1,000	Wacoal Holdings Corp.	10,851
300	Xebio Co. Ltd.	5,130
29	Yahoo! Japan Corp.	9,611
1,400	Yakult Honsha Co. Ltd.	34,944
2,000	Yamagata Bank (The) Ltd.	12,041
3,000	Yamaguchi Financial Group, Inc.	28,742
3,000	Yamanashi Chuo Bank (The) Ltd.	17,091
700	Yamatake Corp.	13,377
300	Yamato Kogyo Co. Ltd.	7,102
2,500	Yamazen Corp.	7,912
200	Yaoko Co. Ltd.	5,720
2,000	Yaskawa Electric Corp.	8,791
4,000	Yodogawa Steel Works Ltd.	16,703
1,000	Yokohama Reito Co. Ltd.	6,656
1,000	Yonekyu Corp.	11,384
5	Yoshinoya Holdings Co. Ltd.	4,505
15,000	Yuasa Trading Co. Ltd.	15,114
2,000	Yurtec Corp.	8,967
200	Yusen Air & Sea Service Co. Ltd.	2,151

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
900	Zensho Co. Ltd.	$3,553
5,000	Zeon Corp.	14,386
		6,097,976
	Korea—0.0%
7,280	STX Pan Ocean Co. Ltd.	3,966
	Liechtenstein—0.1%
157	Liechtenstein Landesbank	8,644
70	Verwalt & Privat-Bank AG	9,641
		18,285
	Luxembourg—0.1%
5,185	COLT Telecom Group S.A.*	5,349
419	GAGFAH S.A.	2,302
3,537	Logwin AG*	2,906
		10,557
	Netherlands—2.5%
1,047	Aalberts Industries N.V.	9,516
551	Arcadis N.V.	6,488
722	ASM International N.V.*	6,905
670	Draka Holding	8,049
641	Eurocommercial Properties N.V. CVA	21,118
395	Fugro N.V. CVA	14,043
1,102	Gemalto N.V.*	30,717
908	Heijmans N.V. CVA	7,999
1,172	Imtech N.V.	17,814
4,371	James Hardie Industries N.V.	12,342
201	KAS Bank N.V. CVA	3,214
363	Koninklijke Boskalis Westminster CVA GDR	11,923
228	Koninklijke Vopak N.V.	7,355
2,364	Koninklijke Wessanen N.V.	14,492
307	Macintosh Retail Group N.V.	3,333
636	Nieuwe Steen Investments Funds N.V. REIT	11,047
2,286	OCE N.V.	10,525
923	OPG Groep N.V. CVA	13,214
600	Qiagen NV*	8,614
2,024	Reed Elsevier N.V.	26,916
1,387	SBM Offshore N.V.	24,273
288	Sligro Food Group N.V.	6,168
117	Smit Internationale N.V.	7,854
3,914	Super De Boer*	13,836
342	Ten Cate N.V.	7,214
127	TomTom N.V.*	963
862	USG People N.V.	8,964
492	Vastned Offices/Industrial N.V.	6,455
291	Vastned Retail N.V.	14,812
2,019	Wavin N.V.	7,010
		343,173

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	New Zealand—0.6%
6,262	Air New Zealand Ltd.	$3,341
13,162	Auckland International Airport Ltd.	14,060
8,219	Fisher & Paykel Appliances Holdings Ltd.	6,473
5,552	Fisher & Paykel Healthcare Corp.	9,658
15,927	Kiwi Income Property Trust	9,740
7,765	Sky City Entertainment Group Ltd.	14,957
2,072	Sky Network Television Ltd.	4,688
7,038	Vector Ltd.	8,460
1,611	Warehouse Group Ltd.	3,750
		75,127
	Norway—0.8%
762	Acergy S.A.	5,155
2,500	Acta Holding ASA	721
851	BW GAS Ltd.*	1,808
1,154	Cermaq ASA	4,536
704	Ekornes ASA	7,315
143	Fred Olsen Energy ASA	4,730
245	Golar LNG Ltd.	1,614
40,000	Marine Harvest*	6,464
1,419	Petroleum Geo-Services ASA*	7,069
2,407	ProSafe SE	8,952
250	Renewable Energy Corp A/S*	2,360
635	Schibsted ASA	7,557
1,653	Sparebank 1 SR Bank	8,891
1,643	Sparebanken 1 SMN	6,475
629	Stolt-Nielsen S.A.	6,505
500	Subsea 7, Inc.*	3,976
700	Tandberg ASA	8,665
740	TGS Nopec Geophysical Co. ASA*	4,117
1,467	Tomra Systems ASA	6,826
1,806	Veidekke ASA	5,593
200	Wilh Wilhelmsen ASA, Class A	2,878
		112,207
	Portugal—0.2%
2,052	Banif, SGPS S.A.	3,058
1,376	Mota Engil, SGPS S.A.	4,400
1,803	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	9,102
1,211	SAG GEST-Solucoes Automovel Globais, SGPS S.A.	2,218
960	Semapa - Sociedade de Investimento e Gestao, SGPS S.A.	8,328
2,057	Sonae Industria-SGPS S.A.	5,393
		32,499
	Singapore—2.1%
9,000	Allgreen Properties Ltd.	2,484
14,000	Ascendas REIT	15,569
10,000	CapitaCommercial Trust	6,866

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
10,000	CapitaMall Trust	$13,253
1,000	Cerebos Pacific Ltd.	1,704
27,000	Chartered Semiconductor Manufacturing Ltd.*	4,190
74,000	Chuan Hup Holdings Ltd.	11,319
35,000	ComfortDelgro Corp. Ltd.	28,691
2,000	Cosco Corp. Singapore Ltd.	1,094
1,750	Creative Technology Ltd.	3,590
53,000	DMX Technologies Group Ltd.*	3,096
2,000	Elec & Eltek International Co. Ltd.	1,773
12,000	Fortune REIT	3,033
6,000	Gallant Venture Ltd.*	899
23,000	Golden Agri-Resources Ltd.	3,067
1,000	Guocoland Ltd.	742
2,000	Haw Par Corp. Ltd.	4,658
2,000	Hong Leong Asia Ltd.	810
6,000	Hong Leong Finance Ltd.	8,372
6,000	Jaya Holdings Ltd.	2,239
2,000	Keppel Land Ltd.	2,569
3,000	Kim Eng Holdings Ltd.	1,951
8,000	MobileOne Ltd.	7,118
8,300	Olam International Ltd.	7,302
18,000	Pacific Century Regional Developments Ltd.	2,123
7,000	Parkway Holdings Ltd.	7,501
19,000	People's Food Holdings Ltd.	5,195
4,000	SembCorp Marine Ltd.	4,968
2,000	SIA Engineering Co. Ltd.	2,634
4,000	Singapore Airport Terminal Services Ltd.	4,060
7,000	Singapore Exchange Ltd.	25,041
2,000	Singapore Land Ltd.	4,540
7,000	Singapore Petroleum Co. Ltd.	9,977
22,000	Singapore Post Ltd.	10,544
7,000	SMRT Corp. Ltd.	7,369
5,000	StarHub Ltd.	8,113
7,000	STATS ChipPAC Ltd.*	2,190
27,000	Suntec REIT	12,917
7,000	United Industrial Corp. Ltd.	6,348
4,000	UOB-Kay Hian Holdings Ltd.	2,482
10,000	UOL Group Ltd.	13,082
4,000	Venture Corp. Ltd.	14,609
3,000	Wheelock Properties Ltd.	1,697
2,000	Wilmar International Ltd.	3,457
7,000	Wing Tai Holdings Ltd.	3,264
		288,500
	Spain—1.7%
365	Abengoa S.A.	5,303
884	Antena 3 de Television S.A.	4,697
853	Banco de Valencia S.A.	7,855
1,706	Banco Pastor S.A.	14,109
325	Bolsas y Mercados Espanoles	7,890

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
535	Campofrio Alimentacion S.A.	$5,953
128	Cementos Portland Valderrivas S.A.	4,636
354	Cie Automotive S.A.	1,547
902	Cintra Concesiones de Infraestructuras de Transporte S.A.	7,984
310	Corp Financiera Alba	9,086
1,807	Ebro Puleva S.A.	23,375
782	Gamesa Corporacion Tecnologica S.A.	12,755
514	Grifols S.A.	10,177
472	Grupo Catalana Occidente S.A.	7,385
1,626	Grupo Empresarial Ence S.A.	7,466
1,043	Iberdrola Renovables*	3,157
742	Indra Sistemas S.A.	14,344
5,013	Inmobiliaria Colonial S.A.*	1,093
7,625	La Seda de Barcelona S.A., Class B	3,888
2,070	NH Hoteles S.A.	15,590
714	Obrascon Huarte Lain S.A.	8,925
117	Pescanova S.A.	4,216
1,104	Promotora de Informaciones S.A.	4,302
268	Prosegur Cia de Seguridad S.A.	7,575
787	Sol Melia S.A.	3,679
563	SOS Cuetara S.A.	7,801
777	Uralita S.A.	4,242
603	Vocento S.A.	3,545
662	Zardoya Otis S.A.	12,478
		225,053
	Sweden—1.9%
390	AarhusKarlshamn AB	4,765
2,258	Alfa Laval AB	16,228
535	Axfood AB	10,266
1,725	Billerud AB	9,695
1,913	Brostrom AB, Class B	14,030
450	Cardo AB	6,503
1,777	Castellum AB	12,010
1,302	D Carnegie AB	3,524
3,657	Eniro AB	8,436
2,964	Fabege AB	11,699
1,220	Getinge AB, Class B	16,988
704	Hakon Invest AB	7,999
614	Haldex AB	2,850
925	Hexagon AB, Class B	6,032
52	Hexpol AB*	208
681	Hoganas AB	9,537
1,092	Hufvudstaden AB, Class A	6,873
713	JM AB	3,806
2,507	Kungsleden AB	12,075
400	Lindab International AB	3,049
1,421	Lundin Petroleum AB*	6,754
297	Modern Times Group AB, Class B	6,345
4,000	Niscayah Group AB	4,039

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,377	Nobia AB	$2,987
934	Oresund Investment AB	8,876
1,200	PA Resources AB*	3,235
1,485	Peab AB	4,148
1,103	Ratos AB	19,384
700	Saab AB, Class B	7,270
1,400	Swedish Match AB	19,356
502	Wallenstam Byggnads AB, Class B	3,972
		252,939
	Switzerland—3.5%
174	Actelion Ltd.*	9,126
32	AFG Arbonia-Forster Holding	4,004
54	Allreal Holding AG	5,459
582	Aryzta AG*	20,429
319	Bank Sarasin & Cie AG, Class B	9,321
30	Banque Cantonale Vaudoise	6,639
17	Barry Callebaut AG	8,435
259	Basler Kantonalbank	25,488
2	Bell Holding AG	2,142
69	Bucher Industries AG	7,402
152	Charles Voegele Holding AG	5,468
62	Daetwyler Holding AG	2,500
199	EFG International AG	4,253
44	Emmi AG	4,148
215	EMS-Chemie Holding AG	16,119
20	Financiere Tradition	1,652
22	Flughafen Zuerich AG	5,820
38	Forbo Holding AG	9,275
35	Galenica AG	10,507
264	Geberit AG	27,232
66	Georg Fischer AG	14,693
413	Implenia AG*	11,707
6	Jelmoli Holding AG	10,499
35	Kaba Holding AG, Class B	7,495
37	Kuoni Reisen Holding AG	10,763
1	Lindt & Spruengli AG	24,086
3	Lindt & Spruengli AG	6,408
1,097	Logitech International S.A.*	16,238
299	Lonza Group AG	24,636
2,092	Micronas Semiconductor Holding*	7,803
511	Nobel Biocare Holding AG	8,716
49	OC Oerlikon Corp. AG*	3,773
185	Panalpina Welttransport Holding AG	8,357
381	PSP Swiss Property AG	16,366
52	PubliGroupe AG	4,913
89	Rieter Holding AG	15,311
174	Schmolz + Bickenbach AG	3,585
22	Schweizerische National- Versicherungs-Gesellschaft	11,873
8	Sika AG	6,263

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
266	Sonova Holding AG	$10,973
22	St. Galler Kantonalbank	7,627
24	Straumann Holding AG	4,044
290	Sulzer AG	16,999
186	Swiss Prime Site AG*	8,498
94	Valora Holding AG	13,531
427	Vontobel Holding AG	9,490
		470,066
	Thailand—0.0%
4,800	Total Access Communication Public Co. Ltd. PLC	2,902
	United Kingdom—12.0%
8,804	Aberdeen Asset Management PLC	13,348
951	Admiral Group PLC	14,154
1,577	Aga Rangemaster Group PLC	2,175
1,688	Aggreko PLC	11,859
7,825	Amlin PLC	40,229
9,850	ARM Holdings PLC	15,418
1,123	Ashmore Group PLC	2,959
14,799	Ashtead Group PLC	10,221
736	Atkins WS PLC	6,347
24,742	Avis Europe PLC*	2,671
1,448	Babcock International Group	9,096
12,076	BBA Aviation PLC	15,557
4,044	Beazley Group PLC	6,922
2,546	Benfield Group Ltd.	14,033
1,760	Berkeley Group Holdings PLC	21,275
927	Big Yellow Group PLC	4,037
6,477	Bodycote International PLC	13,016
2,787	Bovis Homes Group PLC	15,295
8,096	Brit Insurance Holdings Plc	23,905
3,839	Britvic PLC	14,158
6,074	Brixton PLC	16,403
1,976	BSS Group PLC	7,294
4,145	Burberry Group PLC	18,521
273	Cairn Energy PLC*	7,101
3,277	Capita Group PLC/The	33,995
2,102	Capital & Regional PLC	1,557
4,833	Carillion PLC	16,275
1,122	Carpetright PLC	8,281
13,270	Cattles PLC	7,106
6,457	Chaucer Holdings PLC	6,057
1,455	CLS Holdings PLC*	6,991
11,798	Cobham PLC	35,998
6,646	Computacenter PLC	10,206
2,654	Cookson Group PLC	8,625
1,226	Croda International PLC	10,163
2,562	CSR PLC*	8,578
92	Daejan Holdings PLC	3,929

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,226	Dairy Crest Group PLC	$16,182
537	Dana Petroleum PLC*	8,673
3,698	Davis Service Group (The) PLC	13,216
1,540	De La Rue PLC	22,304
23,952	Debenhams PLC	14,811
624	Derwent London PLC	7,338
12,888	Dimension Data Holdings PLC	6,216
13,835	DS Smith PLC	14,901
1,042	Eurocastle Investment Ltd.	547
502	Euromoney Institutional Investor PLC	2,167
3,170	F&C Asset Management PLC	2,172
2,077	Fenner PLC	3,439
3,423	Filtrona PLC	6,903
1,512	Findel PLC	1,503
417	Forth Ports PLC	6,622
13,633	Galiform PLC	4,948
12,498	Galliford Try PLC	9,230
3,450	Game Group PLC	7,266
853	Go-Ahead Group PLC	18,756
1,297	Grainger PLC	1,669
2,787	Great Portland Estates PLC	12,460
3,098	Greene King PLC	16,062
162	Greggs PLC	8,546
3,839	Halfords Group PLC	13,754
4,533	Halma PLC	12,034
1,799	Headlam Group PLC	6,231
8,817	Henderson Group PLC	7,571
5,513	Hiscox Ltd.	21,932
5,719	HMV Group PLC	9,197
1,033	Holidaybreak PLC	2,969
430	Homeserve PLC	8,864
1,393	Hunting PLC	9,684
5,502	Informa PLC	18,715
2,539	Inmarsat PLC	17,379
1,007	Intermediate Capital Group PLC	15,761
2,595	Interserve PLC	7,782
1,025	Intertek Group PLC	12,187
8,530	Invensys PLC*	21,475
7,469	Invista Foundation Property Trust Ltd.	4,308
2,960	Jardine Lloyd Thompson Group PLC	21,198
8,187	JJB Sports PLC	3,920
2,532	John Wood Group PLC	9,826
18,594	Johnston Press PLC	7,458
15,730	Kcom Group PLC	4,595
1,233	Keller Group PLC	10,412
872	Kier Group PLC	9,559
1,977	Laird Group PLC	5,213
720	London Stock Exchange Group PLC	6,558
6,053	Lookers PLC	3,219
2,649	Luminar Group Holdings PLC	6,596
269	Mapeley Ltd.	1,063

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
3,142	Marshalls PLC	$4,981
7,779	Marston's PLC	11,950
6,864	Mcbride PLC	13,968
5,537	Meggitt PLC	12,178
36,176	Melrose PLC	52,204
2,607	Michael Page International PLC	8,478
2,810	Millennium & Copthorne Hotels PLC	9,616
4,277	Minerva PLC*	1,197
9,251	Misys PLC	16,631
3,506	Mitie Group	10,696
3,585	Morgan Crucible Co.	6,224
657	Morgan Sindall PLC	5,343
2,743	N Brown Group PLC	9,788
18,012	Northern Foods PLC	14,147
2,024	Northgate PLC	4,181
4,750	Northumbrian Water Group PLC	23,966
9,149	Paragon Group of Cos. PLC	6,857
68,439	Pendragon PLC	5,632
1,003	Petrofac Ltd.	6,971
6,549	Premier Farnell PLC	13,814
16,307	Premier Foods PLC	7,259
563	Premier Oil PLC*	6,776
2,726	PZ Cussons PLC	5,524
6,864	QinetiQ PLC	18,940
2,072	Quintain Estates & Development PLC	2,841
5,040	Redrow PLC	16,924
3,346	Reed Elsevier PLC	29,477
5,087	Regus PLC	3,843
428	Renishaw PLC	3,671
4,200	Restaurant Group PLC	8,554
657	Robert Wiseman Dairies PLC	4,106
580	Rotork PLC	6,978
2,132	Savills PLC	7,909
3,647	Serco Group PLC	21,836
1,717	Shaftesbury PLC	9,272
3,871	Shanks Group PLC	7,855
1,872	SIG PLC	7,372
7,539	Smiths News PLC	6,937
1,686	Southern Cross Healthcare Ltd.	2,590
1,336	Spectris PLC	10,766
860	Spirax-Sarco Engineering PLC	11,205
6,432	Sports Direct International PLC	4,554
1,561	SSL International PLC	10,585
3,464	St. Ives Group PLC	4,897
1,867	St. James's Place PLC	5,606
1,067	St. Modwen Properties PLC	3,280
9,143	Stagecoach Group PLC	27,562
6,000	Taylor Nelson Sofres PLC	23,774
9,033	TT electronics PLC	6,906
2,345	Tullett Prebon PLC	9,023
2,497	Tullow Oil PLC	21,290

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,434	UK Coal PLC*	$2,256
467	Ultra Electronics Holdings	8,317
5,642	Uniq PLC	2,552
1,683	Unite Group PLC	4,101
1,113	Venture Production PLC	7,293
1,487	VT Group PLC	12,026
1,322	Warner Estate Holdings PLC	1,442
1,789	Weir Group (The) PLC	10,090
3,380	Wetherspoon (J.D.) PLC	14,119
3,273	WH Smith PLC	19,757
3,311	Wincanton PLC	9,514
206,912	Woolworths Group PLC	14,263
2,671	Workspace Group PLC	4,317
3,508	Yule Catto & Co. PLC	4,820
		1,620,947
	Total Common Stocks and Other Equity Interests (Cost $22,809,443)	13,509,288
	Preferred Stocks—0.2%
	Germany—0.2%
67	Fuchs Petrolub AG	2,324
307	Hugo Boss AG	4,781
740	Jungheinrich AG	9,906
443	Sixt AG	6,606
	Total Preferred Stocks (Cost $65,855)	23,617
	Warrants—0.0%
	Hong Kong—0.0%
4,333	PYI Corp. Ltd., expiring 09/25/09 (Cost $0)	11
	Total Investments** (Cost $22,875,298)—100.0%	13,532,916
	Other assets less liabilities—0.0%	2,622
	Net Assets—100.0%	$13,535,538

REIT Real Estate Investment Trust

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.1%
	Argentina—0.3%
85,193	Petrobras Energia Participaciones S.A., Class B	$59,254
17,949	Telecom Argentina S.A., Class B*	23,374
7,320	Tenaris S.A.	82,976
		165,604
	Brazil—13.4%
4,548	Aracruz Celulose S.A. ADR*	60,488
78,175	Banco Bradesco S.A. ADR*	914,647
72,278	Banco Itau Holding Financeira S.A. ADR*	799,395
4,362	Brasil Telecom Participacoes S.A. ADR	149,399
5,173	Brasil Telecom S.A. ADR	92,597
14,618	Braskem S.A. ADR	126,153
32,296	Centrais Eletricas Brasileiras S.A. ADR	390,782
5,710	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	170,900
6,504	Cia de Bebidas das Americas ADR	276,420
2,110	Cia de Saneamento Basico do Estado de Sao Paulo ADR	48,530
22,554	Cia Energetica de Minas Gerais S.A. ADR	343,046
12,455	Cia Paranaense de Energia ADR	138,500
11,707	Cia Siderurgica Nacional S.A. ADR	159,215
48,505	Cia Vale do Rio Doce ADR	636,387
476	CPFL Energia S.A. ADR	20,839
7,008	Empresa Brasileira de Aeronautica S.A. ADR	146,607
68,027	Gerdau S.A. ADR	436,053
21,680	Petroleo Brasileiro S.A. ADR	582,975
62,112	Petroleo Brasileiro S.A. Sponsored ADR	1,370,812
24,852	Tele Norte Leste Participacoes S.A. ADR	337,489
4,265	Telecomunicacoes de Sao Paulo S.A. ADR	97,029
4,913	Tim Participacoes S.A. ADR	71,042
12,702	Vivo Participacoes S.A. ADR	138,960
6,916	Votorantim Celulose e Papel S.A. ADR	69,782
		7,578,047
	Chile—1.2%
1,655	Banco Santander Chile S.A. ADR	59,249
22,682	Cia de TeleComunicaciones de Chile S.A. ADR	154,011
4,651	Empresa Nacional de Electricidad S.A.	173,017
20,559	Enersis S.A. ADR	296,050
		682,327
	China—19.9%
118,000	Air China Ltd., H-Shares	32,959
208,000	Aluminum Corp. of China Ltd., H-Shares	75,581
68,000	Angang Steel Co Ltd., H-Shares	41,721
1,677,000	Bank of China Ltd., H-Shares	489,640
211,000	Bank of Communications Co. Ltd., H-Shares	124,341
145,000	China Citic Bank, H-Shares	44,789
93,000	China Coal Energy Co.	56,402

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
41,000	China Communications Construction Co. Ltd., H-Shares	$29,040
1,341,000	China Construction Bank Corp., H-Shares	665,208
74,000	China COSCO Holdings Co. Ltd., H-Shares	39,863
257,000	China Life Insurance Co. Ltd., H-Shares	686,770
65,000	China Merchants Bank Co. Ltd., H-Shares	99,578
2,082,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	1,367,109
384,000	China Railway Group Ltd., H-Shares*	224,205
215,500	China Shenhua Energy Co. Ltd., H-Shares	409,123
434,000	China Shipping Container Lines Co. Ltd., H-Shares	49,971
26,000	China Shipping Development Co. Ltd.	25,620
150,000	China Southern Airlines Co. Ltd., H-Shares*	23,357
660,000	China Telecom Corp. Ltd., H-Shares	234,884
228,000	Datang International Power Generation Co. Ltd., H-Shares	85,865
118,000	Dongfeng Motor Group Co. Ltd., H-Shares	33,401
234,000	Huadian Power International Corp. Ltd., H-Shares	43,194
414,000	Huaneng Power International, Inc., H-Shares	201,395
1,557,000	Industrial & Commercial Bank of China, H-Shares	732,564
84,000	Jiangsu Expressway Co. Ltd., H-Shares	58,751
33,000	Jiangxi Copper Co. Ltd., H-Shares	16,222
226,000	Maanshan Iron & Steel, H-Shares	42,113
6,558,000	PetroChina Co. Ltd., H-Shares	4,930,648
66,000	PICC Property & Casualty Co. Ltd., H-Shares	18,271
50,000	Ping An Insurance (Group) Co. of China Ltd., H-Shares	213,825
74,000	Shanghai Electric Group Co. Ltd., H-Shares	22,391
282,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	52,778
66,000	Yanzhou Coal Mining Co. Ltd. H Shares	40,761
64,000	Zhejiang Expressway Co. Ltd., H-Shares	30,659
		11,242,999
	Hungary—0.6%
22,108	Magyar Telekom Telecommunications PLC ADR	351,517
	India—3.7%
25,782	ICICI Bank Ltd. ADR	440,614
37,955	Infosys Technologies Ltd. ADR	1,112,841
46,472	Mahanagar Telephone Nigam ADR	138,022
31,470	Tata Motors Ltd. ADR	184,100
28,526	Wipro Ltd. ADR	220,791
		2,096,368

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Indonesia—0.8%
4,552	Indosat Tbk PT ADR	$110,568
18,151	Telekomunikasi Indonesia Tbk PT ADR	363,746
		474,314
	Israel—2.0%
84,378	Bank Hapoalim BM	192,140
32,478	Bank Leumi Le-Israel BM	85,683
93,092	Bezeq Israeli Telecommunication Corp. Ltd.	139,764
1,776	Discount Investment Corp.	20,861
2,524	IDB Development Corp. Ltd.	29,955
2,415	IDB Holding Corp. Ltd.	38,111
6,403	Israel Chemicals Ltd.	64,943
58	Israel Corp. (The) Ltd.	27,524
16,902	Israel Discount Bank Ltd., Class A	16,699
11,723	Teva Pharmaceutical Industries Ltd.	502,738
		1,118,418
	Korea—17.7%
64,581	KB Financial Group, Inc. ADR*	1,589,339
179,952	Korea Electric Power Corp. ADR	1,781,525
104,339	KT Corp ADR	1,309,454
25,361	LG Philips LCD Co. Ltd. ADR	233,828
38,517	POSCO ADR	2,587,957
21,341	Shinhan Financial Group Co. Ltd. ADR	1,061,501
83,711	SK Telecom Co. Ltd. ADR	1,440,667
		10,004,271
	Luxembourg—0.1%
8,997	Reinet Investments Sca*	11,326
5,010	Siderar SAIC, Class A	25,208
		36,534
	Mexico—7.1%
22,100	Alfa SAB de CV, Class A	46,447
324,300	America Movil SAB de CV, Series L	509,905
79,200	Carso Global Telecom SAB de CV, Series A1*	307,415
422,100	Cemex SAB de CV*	321,683
52,700	Coca-Cola Femsa SAB de CV, Series L	169,506
131,500	Fomento Economico Mexicano SAB de CV	338,205
12,100	Grupo Bimbo SAB de CV, Series A	58,946
46,000	Grupo Financiero Banorte SAB de CV, Class O	85,537
247,222	Grupo Mexico SAB de CV, Series B	196,014
94,700	Grupo Modelo SAB de CV, Series C	296,453
57,900	Grupo Televisa S.A., Series CPO	206,194
34,000	Kimberly-Clark de Mexico SAB de CV, Class A	113,463
16,800	Organizacion Soriana SAB de CV, Class B*	34,301
779,500	Telefonos de Mexico SAB de CV	710,286
784,700	Telmex Internacional SAB de CV, Class L	418,490
61,600	Wal-Mart de Mexico SAB de CV, Series V	168,148
		3,980,993

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Philippines—0.1%
1,862	Philippine Long Distance Telephone Co. ADR	$76,156
	Russia—6.3%
48,780	Gazprom OAO ADR	969,259
23,024	LUKOIL ADR	893,331
19,680	MMC Norilsk Nickel ADR	205,656
3,528	Mobile Telesystems OJSC ADR	138,121
43,829	OAO Rosneft Oil Co. GDR	201,151
5,371	Severstal GDR	18,645
9,164	Sistema JSFC GDR	69,167
79,500	Surgutneftegaz ADR	513,943
4,984	Tatneft GDR	218,311
2,722	Unified Energy System GDR*	272,200
15,729	VTB Bank OJSC GDR	49,656
		3,549,440
	South Africa—7.3%
17,032	ABSA Group Ltd.	176,839
9,209	Adcock Ingram Holdings Ltd.*	31,974
1,964	Anglo Platinum Ltd.	80,533
7,755	ArcelorMittal South Africa Ltd.	72,743
24,248	Barloworld Ltd.	140,607
16,499	Bidvest Group Ltd.	174,626
23,896	Eqstra Holdings Ltd.*	25,169
211,340	FirstRand Ltd.	304,676
15,510	Gold Fields Ltd.	107,151
12,243	Harmony Gold Mining Co. Ltd.*	88,860
10,225	Impala Platinum Holdings Ltd.	105,913
26,157	Imperial Holdings Ltd.	148,223
12,975	Liberty Group Ltd.	80,968
39,933	Mondi Ltd.	166,661
25,956	MTN Group Ltd.	289,244
12,471	Nedbank Group Ltd.	120,136
19,499	Pick'n Pay Stores Ltd.	61,169
14,126	Remgro Ltd.	102,291
29,813	RMB Holdings Ltd.	68,951
203,800	Sanlam Ltd.	331,909
17,956	Sappi Ltd.	109,853
14,601	Sasol Ltd.	427,709
73,774	Standard Bank Group Ltd.	581,327
19,533	Telkom S.A. Ltd.	210,383
9,209	Tiger Brands Ltd.	132,488
		4,140,403
	Taiwan, Republic of China—17.0%
118,515	Advanced SemiConductor Engineering, Inc. ADR	257,178
108,006	AU Optronics Corp. ADR	745,241
128,597	Chunghwa Telecom Co. Ltd. ADR	2,116,707
83,768	Siliconware Precision Industries Co. ADR	472,452

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
607,085	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$5,014,521
402,823	United Microelectronics Corp. ADR	986,916
		9,593,015
	Thailand—1.2%
43,100	Advanced Info Service PCL	90,639
29,800	Bangkok Bank PCL	60,162
432,200	IRPC PCL	28,156
27,700	Kasikornbank PCL	40,263
1,406,600	KGI Securities Thailand PCL	30,370
180,000	Krung Thai Bank PCL	20,450
109,500	PTT Aromatics & Refining PCL	31,661
12,400	PTT Chemical PCL	12,444
26,100	PTT Exploration & Production PCL	65,234
32,600	PTT PCL	149,677
18,400	Siam Cement PCL	55,614
34,000	Siam Commercial Bank PCL	52,654
69,500	Thai Airways International PCL	15,310
41,700	Thai Oil PCL	24,966
		677,600
	Turkey—1.1%
52,674	Turkcell Iletism Hizmet ADR	646,310
	United Kingdom—0.3%
5,735	British American Tobacco PLC	154,996
	Total Common Stocks and Other Equity Interests (Cost $98,226,471)	56,569,312
	Money Market Fund—0.1%
73,798	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $73,798)	73,798
	Total Investments (Cost $98,300,269)—100.2%	56,643,110
	Liabilities in excess of other assets—(0.2%)	(134,395)
	Net Assets—100.0%	$56,508,715

ADR American Depositary Receipt

GDR Global Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.2%
	Austria—0.4%
11	Boehler-Uddeholm AG	$1,018
186	Erste Group Bank AG	4,933
40	EVN AG	588
212	Immoeast AG*	254
425	Immofinanz Immobilien Anlagen AG	472
111	OMV AG	3,535
13	Raiffeisen International Bank - Holding AG	407
344	Telekom Austria AG	4,205
39	Uniqa Versicherungen AG	783
25	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,177
17	Vienna Insurance Group	457
132	Voestalpine AG	3,205
84	Wienerberger AG	1,387
		22,421
	Belgium—1.2%
459	Agfa Gevaert N.V.	1,911
182	Belgacom S.A.	6,196
8	Colruyt S.A.	1,789
199	Delhaize Group	11,134
1,581	Dexia S.A.	8,366
5	D'ieteren S.A.	762
561	Fortis*	662
561	Fortis, Class B	647
650	Fortis Strip VVPR*	8
71	Groupe Bruxelles Lambert S.A.	5,189
77	InBev N.V.	3,090
9	KBC Ancora	266
153	KBC Groep N.V.	6,544
16	Mobistar S.A.	1,056
33	Nationale A Portefeuille	1,776
17	Sofina S.A.	1,172
51	Solvay S.A.	4,720
126	UCB S.A.	3,191
85	Umicore	1,512
		59,991
	Bermuda—0.0%
50	Frontline Ltd.	1,556
	Denmark—0.8%
1	A P Moller - Maersk A/S Class B	5,725
1	A P Moller - Maersk A/S, Class A	5,800
138	Carlsberg A/S, Class B	5,405
40	Danisco A/S	1,724
814	Danske Bank A/S	11,987
50	East Asiatic Co. Ltd. A/S	1,696
181	Novo Nordisk A/S, Class B	9,652
		41,989

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Finland—1.7%
141	Elisa Oyj	$2,110
284	Fortum Oyj	6,944
105	Kemira Oyj	936
160	KESKO Oyj, Class B	3,726
67	Kone Oyj, Class B	1,492
111	Metso Corp.	1,468
1,249	M-real Oyj, Class B	1,910
107	Neste Oil Oyj	1,684
1,680	Nokia Oyj	25,603
154	Outokumpu Oyj	1,588
155	Pohjola Bank PLC	2,075
104	Rautaruukki Oyj	1,689
412	Sampo Oyj Class A	8,214
62	Sanoma Oyj	944
1,204	Stora Enso Oyj, Class R	11,139
1,087	UPM-Kymmene Oyj	15,292
64	Wartsila Oyj, Class B	1,612
		88,426
	France—17.0%
182	Accor S.A.	7,045
10	Aeroports de Paris	592
397	Air France-KLM	5,691
153	Air Liquide S.A.	13,137
3,598	Alcatel-Lucent	9,244
116	Alstom S.A.	5,720
79	Arkema	1,799
91	Atos Origin S.A.	2,102
2,988	AXA S.A.	56,792
1,171	BNP Paribas	84,117
11	Bollore	1,365
265	Bouygues	11,226
138	Cap Gemini S.A.	4,424
815	Carrefour S.A.	34,255
61	Casino Guichard Perrachon S.A.	4,242
73	Christian Dior S.A.	4,400
12	Ciments Francais S.A.	867
71	CNP Assurances	5,692
530	Compagnie de Saint-Gobain	20,348
129	Compagnie Generale des Etablissements Michelin, Class B	6,606
1,395	Credit Agricole S.A.	20,079
61	Eiffage S.A.	2,332
122	Electricite de France	7,293
2	Eramet	403
82	Essilor International S.A.	3,660
7	Esso S.A. Francaise	801
14	Euler Hermes S.A.	686
22	Eurazeo	1,318
54	Eutelsat Communications	1,153

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
41	Faurecia	$563
11	Fonciere Des Regions REIT	724
2,312	France Telecom S.A.	58,001
1,064	GDF Suez	47,120
13	Gecina S.A. REIT	898
273	Groupe Danone	15,123
25	Hermes International	3,210
32	Imerys S.A.	1,449
38	JC Decaux S.A.	657
35	Klepierre REIT	802
136	Lafarge S.A.	8,945
172	Lagardere S.C.A	6,804
60	Legrand S.A.	993
133	L'Oreal S.A.	10,020
204	LVMH Moet Hennessy Louis Vuitton S.A.	13,506
115	M6-Metropole Television	1,802
1,146	Natixis	2,525
38	Nexans S.A.	2,156
334	PagesJaunes Groupe	3,150
110	Pernod-Ricard S.A.	7,127
128	PPR	8,116
486	PSA Peugeot S.A.	12,903
113	Publicis Groupe	2,541
82	Rallye S.A.	1,652
345	Renault S.A.	10,520
191	Safran S.A.	2,412
765	Sanofi-Aventis S.A.	48,221
192	Schneider Electric S.A.	11,449
169	SCOR SE	2,755
79	Sequana	625
9	Societe des Autoroutes Paris-Rhin-Rhone	582
10	Societe Fonciere Financiere et de Participations	427
726	Societe Generale	39,369
179	Societe Television Francaise 1 (TF1)	2,283
154	Sodexo S.A.	7,357
887	STMicroelectronics N.V.	7,254
249	Suez Environnement S.A.*	4,736
77	Technip S.A.	2,294
73	Thales S.A.	2,914
948	Thomson	1,322
2,551	Total S.A.	139,624
34	Unibail-Rodamco REIT	5,073
224	Valeo S.A.	3,882
32	Vallourec S.A.	3,561
297	Veolia Environnement	7,323
376	Vinci S.A.	13,462
1,271	Vivendi S.A.	33,052
17	Wendel	808
51	Zodiac S.A.	1,984
		881,465

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—13.1%
119	Adidas AG	$4,113
595	Allianz SE	43,444
184	Altana AG	2,016
190	Arcandor AG*	442
980	BASF AG	32,187
503	Bayer AG	27,394
556	Bayerische Motoren Werke (BMW) AG	14,027
32	BayWa AG	986
35	Beiersdorf AG	1,817
42	Bilfinger Berger AG	1,882
90	Celesio AG	2,632
1,007	Commerzbank AG	10,663
1,626	Daimler AG	54,840
832	Deutsche Bank AG	30,922
42	Deutsche Boerse AG	3,268
347	Deutsche Lufthansa AG	4,781
1,080	Deutsche Post AG	11,782
47	Deutsche Postbank AG	942
5,145	Deutsche Telekom AG	75,098
1,682	E.ON AG	62,712
26	Fraport AG	829
121	Fresenius Medical Care AG & Co. KGaA	5,333
13	Fresenius SE	757
109	GEA Group AG	1,557
88	Hannover Rueckversicherung AG	2,167
15	HeidelbergCement AG	1,108
115	Heidelberger Druckmaschinen AG	1,072
73	Henkel AG & Co. KGaA	1,776
57	Hochtief AG	1,740
314	Hypo Real Estate Holding AG	2,034
464	IKB Deutsche Industriebank AG*	901
1,665	Infineon Technologies AG*	5,130
48	K+S AG	1,850
124	Lanxess AG	1,869
86	Linde AG	7,080
101	MAN AG	4,913
76	Merck KGaA	6,680
228	Metro AG	7,233
276	Muenchener Rueckversicherungs - Gesellschaft AG	35,648
15	Rheinmetall AG	454
402	RWE AG	32,788
32	Salzgitter AG	2,050
303	SAP AG	10,554
699	Siemens AG	40,897
102	Suedzucker AG	1,136
566	ThyssenKrupp AG	10,666
573	TUI AG	6,885
154	Volkswagen AG	97,500
6	Wacker Chemie AG	645
		679,200

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Greece—0.5%
266	Alpha Bank A.E.	$3,864
56	Coca Cola Hellenic Bottling Co. S.A.	778
227	EFG Eurobank Ergasias S.A.	2,455
166	Hellenic Petroleum S.A.	1,368
320	Hellenic Telecommunications Organization S.A.	4,493
277	National Bank of Greece S.A.	6,054
221	OPAP S.A.	4,801
134	Piraeus Bank S.A.	1,691
107	Public Power Corp. S.A.	1,316
		26,820
	Ireland—0.4%
909	Allied Irish Banks PLC	4,818
468	Anglo Irish Bank Corp. PLC	1,494
341	CRH PLC	7,454
1,554	Governor & Co. of the Bank of Ireland	4,565
391	Irish Life & Permanent PLC	1,331
409	Ryanair Holdings PLC*	1,418
380	Smurfit Kappa Group PLC	675
		21,755
	Italy—6.7%
726	A2A SpA	1,316
484	Alleanza Assicurazioni SpA	3,210
11	AMB Generali Holding AG	1,131
1,290	Assicurazioni Generali SpA	32,411
168	Atlantia SpA	3,059
115	Autogrill SpA	914
515	Banca Carige SpA	1,095
4,186	Banca Monte dei Paschi di Siena SpA	8,086
452	Banca Popolare di Milano Scarl	2,632
844	Banco Popolare SpA	10,475
97	Benetton Group SpA	680
62	Buzzi Unicem SpA	750
603	CIR-Compagnie Industriali Riunite SpA	644
450	Edison SpA	647
6,200	Enel SpA	41,269
3,406	Eni SpA	80,881
298	ERG SpA	3,964
1,186	Fiat SpA	9,364
293	Finmeccanica SpA	3,616
156	Fondiaria - Sai SpA	2,916
736	Hera SpA	1,614
823	IFIL Investments SpA	2,539
9,518	Intesa Sanpaolo	34,658
109	Italcementi SpA	1,263
17	Italmobiliare SpA	695
36	Lottomatica SpA	836
77	Luxottica Group SpA	1,548
1,207	Mediaset SpA	6,524
390	Mediobanca SpA	4,430

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
170	Mediolanum SpA	$663
326	Milano Assicurazioni SpA	1,060
875	Parmalat SpA	1,528
5,731	Pirelli & C. SpA	2,010
2,014	Premafin Finanziaria SpA	3,565
109	Saipem SpA	2,038
288	Saras SpA	1,008
826	Snam Rete Gas SpA	4,160
80	Societa Cattolica di Assicurazoni Scrl	2,913
28,147	Telecom Italia SpA	32,169
1,091	Terna-Rete Elettrica Nationale SpA	3,501
6,884	UniCredito Italiano SpA	16,766
674	Unione di Banche Italiane ScpA	11,312
404	Unipol Gruppo Finanziario SpA	713
		346,573
	Luxembourg—0.3%
418	ArcelorMittal	10,816
21	Reinet Investments S.C.A.*	215
8	RTL Group S.A.	422
288	SES S.A.	5,154
		16,607
	Netherlands—4.3%
3,235	Aegon N.V.	13,373
231	Akzo Nobel N.V.	9,553
199	ASML Holding N.V.	3,466
67	Corio N.V. REIT	3,562
117	CSM	2,155
508	European Aeronautic Defence and Space Co. N.V.	8,406
121	Heineken Holding N.V.	3,655
141	Heineken N.V.	4,732
45	Hunter Douglas N.V.	1,112
5,544	ING Groep N.V. CVA GDR	51,740
2,130	Koninklijke Ahold N.V.	22,750
165	Koninklijke BAM Groep N.V.	1,459
283	Koninklijke DSM N.V.	7,841
1,536	Koninklijke KPN N.V.	21,521
983	Koninklijke Philips Electronics N.V.	18,073
53	Nutreco Holding NV	1,681
169	Randstad Holding N.V.	3,268
126	SNS Reaal	920
330	TNT N.V.	6,929
1,312	Unilever N.V. CVA	31,457
28	Wereldhave N.V. REIT	2,315
242	Wolters Kluwer N.V.	4,262
		224,230
	Norway—1.0%
40	Aker ASA, Class A	897
129	Aker Solutions ASA	706

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
897	DnB NOR ASA	$5,201
50	Hafslund ASA, Class B	511
2,230	Norsk Hydro ASA	9,321
1,078	Norske Skogindustrier ASA	3,718
798	Orkla ASA	5,315
990	StatoilHydro ASA	19,922
459	Storebrand ASA	1,088
547	Telenor ASA	3,265
93	Yara International ASA	1,944
		51,888
	Portugal—0.5%
395	Banco BPI S.A.	810
3,494	Banco Comercial Portugues S.A., Class R	4,040
111	Banco Espirito Santo S.A.	1,051
248	Brisa	1,893
178	CIMPOR Cimentos de Portugal, SGPS S.A.	808
1,946	Energias de Portugal S.A.	6,594
120	Galp Energia SGPS S.A, Class B	1,085
172	Jeronimo Martins, SGPS S.A.	873
1,079	Portugal Telecom, SGPS S.A.	7,060
1,329	Sonae SGPS S.A.	804
		25,018
	Spain—4.9%
174	Abertis Infraestructuras S.A.	2,973
12	Acciona S.A.	1,129
225	Acerinox S.A.	2,814
152	ACS Actividades de Construccion y Servicios S.A.	5,615
3,236	Banco Bilbao Vizcaya Argentaria S.A.	37,367
808	Banco de Sabadell S.A.	5,483
57	Banco Espanol de Credito S.A.	721
1,025	Banco Popular Espanol S.A.	9,281
5,669	Banco Santander S.A.	60,998
181	Bankinter S.A.	1,943
13	Compania Espanola de Petroleos S.A.	1,144
78	Enagas	1,516
63	Fomento de Construcciones y Contratas S.A.	2,492
118	Gas Natural SDG S.A.	3,613
76	Gestevision Telecinco S.A.	607
80	Grupo Ferrovial S.A.	2,453
2,154	Iberdrola S.A.	15,510
1,095	Iberia Lineas Aereas de Espana S.A.	2,570
103	Industria de Diseno Textil S.A.	3,464
446	Mapfre S.A.	1,412
25	Red Electrica de Espana S.A.	1,090
1,513	Repsol YPF S.A.	28,625
85	Sacyr Vallehermoso S.A.	780
3,072	Telefonica S.A.	56,588
243	Union Fenosa S.A.	5,130
		255,318

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Sweden—3.2%
282	Assa Abloy AB, Class B	$3,135
319	Atlas Copco AB, Class A	2,664
346	Atlas Copco AB, Class B	2,579
309	Boliden AB	740
767	Electrolux AB, Series B	7,029
148	Hennes & Mauritz AB, Class B	5,284
117	Holmen AB, Class B	3,283
291	Husqvarna AB, Class B	2,009
372	Industrivarden AB, Class A	2,846
219	Industrivarden AB, Class C	1,470
1,092	Investor AB, Class B	16,397
200	Kinnevik Investment AB, Class B	1,560
25	Lundbergforetagen AB, Class B	792
200	NCC AB, Class B	1,627
2,265	Nordea Bank AB	18,075
821	Sandvik AB	5,305
400	SAS AB*	2,106
308	Scania AB, Class B	2,520
604	Securitas AB, Class B	5,774
592	Skandinaviska Enskilda Banken AB, Class A	5,841
664	Skanska AB, Class B	5,806
391	SKF AB, Class B	3,546
96	SSAB Svenskt Stal AB, Class A	966
67	SSAB Svenskt Stal AB, Series B	605
1,172	Svenska Cellulosa AB, Class B	8,617
524	Svenska Handelsbanken AB, Class A	9,587
422	Swedbank AB	3,472
344	Tele2 AB, Class B	2,922
2,766	Telefonaktiebolaget LM Ericsson, Class B	18,746
2,219	TeliaSonera AB	9,720
200	Trelleborg AB, Class B	1,190
750	Volvo AB, Class A	3,859
1,590	Volvo AB, Class B	8,271
		168,343
	Switzerland—9.1%
638	ABB Ltd.	8,312
168	Adecco S.A.	5,802
71	Baloise Holding AG	3,769
9	BKW FMB Energie AG	808
146	Ciba Holdings AG	6,034
721	Clariant AG	4,441
156	Compagnie Financiere Richemont S.A. - BR A	3,257
1,356	Credit Suisse Group AG	50,344
4	Givaudan S.A.	2,706
7	Helvetia Holding AG	1,191
155	Holcim Ltd.	8,741
66	Julius Baer Holding AG	2,563
27	Kuehne & Nagel International AG*	1,623
2,189	Nestle S.A.	84,515

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,532	Novartis AG	$77,205
49	Pargesa Holding S.A.	3,727
56	Petroplus Holdings AG*	1,480
332	Roche Holding AG	50,409
18	Schindler Holding AG	818
13	Schindler Holding AG Participant Certificates	559
2	SGS S.A.	1,955
12	Swatch Group AG-Bearer	1,859
29	Swatch Group AG-Registered	824
76	Swiss Life Holding AG	6,799
450	Swiss Reinsurance	18,633
22	Swisscom AG	6,674
31	Syngenta AG	5,754
13	Synthes, Inc.	1,666
4,626	UBS AG*	77,929
157	Zurich Financial Services AG	31,624
		472,021
	United Kingdom—34.1%
551	3i Group PLC	4,825
2,492	Aegis Group PLC	2,637
263	AMEC PLC	2,209
422	Anglo American PLC	10,631
204	Antofagasta PLC	1,265
246	Arriva PLC	2,389
424	Associated British Foods PLC	4,763
1,443	AstraZeneca PLC	61,395
5,150	Aviva PLC*	30,842
2,377	BAE Systems PLC	13,414
429	Balfour Beatty PLC	1,741
12,780	Barclays PLC	36,781
971	Barratt Developments PLC	1,214
232	Bellway PLC	2,029
912	BG Group PLC	13,463
632	BHP Billiton PLC	10,774
25,579	BP PLC	209,337
1,518	Bradford & Bingley PLC	—
1,566	British Airways PLC	3,479
1,033	British American Tobacco PLC	28,447
960	British Energy Group PLC	11,528
693	British Land Co. PLC REIT	6,938
645	British Sky Broadcasting Group PLC	3,941
12,638	BT Group PLC	23,842
323	Bunzl PLC	3,260
2,293	Cable & Wireless PLC	4,563
1,057	Cadbury PLC	9,744
696	Carnival PLC	15,367
228	Carphone Warehouse Group (The) PLC	497
3,814	Centrica PLC	18,816
238	Close Brothers Group PLC	2,079
2,615	Compass Group PLC	12,208

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
338	Daily Mail & General Trust	$1,598
1,858	Diageo PLC	28,467
8,648	DSG International PLC	4,520
324	easyJet PLC*	1,623
943	Electrocomponents PLC	2,171
666	Enterprise Inns PLC	1,053
523	Experian Group PLC	2,896
438	Firstgroup PLC	2,902
4,634	Friends Provident PLC	5,335
1,122	G4S PLC	3,412
1,241	GKN PLC	2,389
4,904	GlaxoSmithKline PLC	94,650
291	Hammerson PLC REIT	3,367
1,645	Hays PLC	1,813
11,282	HBOS PLC	18,547
1,769	Home Retail Group PLC	5,661
15,664	HSBC Holdings PLC	186,267
211	ICAP PLC	1,056
449	IMI PLC	2,003
628	Imperial Tobacco Group PLC	16,898
626	Inchcape PLC	801
734	InterContinental Hotels Group PLC	6,256
781	International Power PLC	2,805
470	Investec PLC	1,792
5,960	ITV PLC	2,890
3,113	J Sainsbury PLC	14,277
179	Johnson Matthey PLC	2,705
86	Kazakhmys PLC	405
1,213	Kesa Electricals PLC	1,564
10,198	Kingfisher PLC	18,897
5,118	Ladbrokes PLC	13,095
618	Land Securities Group PLC REIT	11,014
11,384	Legal & General Group PLC	13,145
225	Liberty International PLC REIT	2,513
9,881	Lloyds TSB Group PLC*	32,063
2,525	Logica PLC*	2,823
71	Lonmin PLC	1,329
746	Man Group PLC	4,324
1,980	Marks & Spencer Group PLC	7,047
1,570	Mitchells & Butlers PLC	3,990
829	Mondi PLC	3,021
164	National Express Group PLC	1,517
2,576	National Grid PLC	29,134
242	Next PLC	4,130
319	Northern Rock PLC	—
4,658	Old Mutual PLC	3,787
1,010	Pearson PLC	10,100
306	Pennon Group PLC	2,659
506	Persimmon PLC	2,459
256	Provident Financial PLC	3,276
3,262	Prudential PLC	16,451

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
393	Punch Taverns PLC	$993
2,713	Rank Group PLC	2,505
256	Reckitt Benckiser Group PLC	10,872
3,419	Rentokil Initial PLC	2,495
853	Rexam PLC	5,160
244	Rio Tinto PLC	11,443
1,355	Rolls-Royce Group PLC	7,198
77,506	Rolls-Royce Group PLC-C Shares*	125
32,022	Royal Bank of Scotland Group PLC	35,413
4,105	Royal Dutch Shell PLC, Class A	113,233
3,144	Royal Dutch Shell PLC, Class B	85,578
4,787	RSA Insurance Group PLC*	10,688
440	SABMiller PLC	7,017
966	Sage Group (The) PLC	2,715
115	Schroders PLC	1,480
53	Schroders PLC Ntvg	566
723	Scottish & Southern Energy PLC	14,228
613	Segro PLC REIT	2,778
308	Severn Trent PLC	6,835
239	Shire PLC	3,144
332	Smith & Nephew PLC	3,052
440	Smiths Group PLC	5,688
899	Standard Chartered PLC	14,917
3,667	Standard Life PLC	14,252
617	Tate & Lyle PLC	3,683
2,079	Taylor Wimpey PLC	341
7,299	Tesco PLC	40,152
84	Thomson Reuters PLC	1,461
1,983	Tomkins PLC	3,654
192	Travis Perkins PLC	912
639	Trinity Mirror PLC	360
1,109	Tui Travel PLC	3,399
1,087	Unilever PLC	24,517
625	United Business Media Ltd.	4,083
922	United Utilities Group PLC	10,453
57	Vedanta Resources PLC	793
61,441	Vodafone Group PLC	118,665
276	Whitbread PLC	4,016
1,019	William Hill PLC	3,146
2,299	William Morrison Supermarkets PLC	9,828
1,503	Wolseley PLC	8,258
1,837	WPP Group PLC	11,032
196	Xstrata PLC	3,366
1,444	Yell Group PLC	1,439
		1,777,248
	Total Common Stocks and Other Equity Interests (Cost $9,673,872)	5,160,869

Number of Shares		Value
	Preferred Stocks—0.7%
	Germany—0.6%
80	Fresenius SE	$5,052
198	Henkel AG & Co. KGaA	5,630
107	Porsche Automobil Holding SE	9,304
120	ProSieben SAT.1 Media AG	353
149	Volkswagen AG	9,141
		29,480
	Italy—0.1%
324	Istituto Finanziario Industriale SpA*	2,814
2,767	Unipol Gruppo Finanziario SpA	3,022
		5,836
	Total Preferred Stocks (Cost $71,494)	35,316
	Rights—0.3%
	Austria—0.0%
39	Uniqa Versicherungen AG, expiring 11/14/08*	—
	Belgium—0.0%
1,122	Fortis Rights S.A., expiring 06/30/14*	—
	Italy—0.3%
54	Fondiaria-Sai SpA Rnc*	683
259	Italcementi SpA*	1,792
13	Italmobiliare SpA*	443
12,687	Telecom Italia SpA*	10,622
		13,540
	Total Rights (Cost $33,457)	13,540
	Total Investments** (Cost $9,778,823)—100.2%	5,209,725
	Liabilities in excess of other assets—(0.2%)	(9,436)
	Net Assets—100.0%	$5,200,289

ADR American Depositary Receipt.

REIT Real Estate Investment Trust

VVPR Voter Verified Paper Record

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Austria—1.6%
53	Agrana Beteiligungs AG	$3,252
215	Andritz AG	6,092
136	A-TEC Industries AG*	1,768
2,207	Atrium European Real Estate Ltd.*	9,984
1,381	Austrian Airlines AG*	4,925
421	CA Immobilien Anlagen AG*	2,635
77	Flughafen Wien AG	3,139
87	Mayr-Melnhof Karton AG	5,379
243	Oesterreichische Post AG	7,029
61	Palfinger AG	966
209	RHI AG*	3,254
138	Semperit AG Holding	3,313
80	Zumtobel AG	985
		52,721
	Belgium—3.3%
136	Ackermans & van Haaren N.V.	7,765
126	Barco N.V.	2,379
164	Befimmo S.C.A. Sicafi	12,250
177	Bekaert S.A.	17,329
175	Brederode S.A.	2,857
92	Cofinimmo	11,406
68	Compagnie d'Entreprises CFE	3,284
139	Compagnie Maritime Belge S.A.	2,682
234	Euronav N.V.	3,404
152	Exmar N.V.	1,838
88	GIMV N.V.	3,644
173	Omega Pharma S.A.	6,340
256	Recticel S.A.	1,558
1,293	RHJ International*	6,963
673	Telenet Group Holding N.V.	10,399
426	Tessenderlo Chemie N.V.	16,766
		110,864
	Bermuda—0.7%
513	Aquarius Platinum Ltd.	1,280
2,771	Catlin Group Ltd.	15,546
600	Seadrill Ltd.	5,779
		22,605
	Cyprus—0.1%
1,606	Prosafe Production Public Ltd.*	3,982
	Denmark—4.4%
186	ALK-Abello A/S	14,682
100	Alm. Brand A/S*	1,348
214	Auriga Industries, Class B	3,807
104	Bang & Olufsen A/S, Class B	2,288
158	Coloplast A/S, Class B	11,396
14	D/S Norden A/S	422
562	Dampskibsselskabet Torm A/S	9,044

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,136	DSV A/S	$13,578
188	FLSmidth & Co. A/S	6,976
2,215	GN Store Nord	4,789
400	H. Lundbeck A/S	7,109
414	Jyske Bank A/S*	12,165
150	NKT Holding A/S	5,455
201	Novozymes A/S, Class B	14,116
54	Rockwool International A/S, Class B	3,612
139	Schouw & Co.	2,721
454	Sydbank A/S	7,020
129	Topdanmark A/S*	13,864
232	Vestas Wind Systems A/S*	9,453
71	William Demant Holding*	2,702
		146,547
	Finland—3.3%
842	Amer Sports Oyj, Class A	5,678
393	Cargotec Corp., Class B	5,412
656	Finnair Oyj	3,292
445	HKScan Oyj	2,264
2,793	Huhtamaki Oyj	18,615
249	Konecranes Oyj	4,210
100	Lemminkainen Oyj	1,708
494	Nokian Renkaat Oyj	6,426
1,946	Oriola-KD Oyj, Class B	3,755
980	Orion Oyj, Class B	14,327
225	Poyry Oyj	2,972
320	Ramirent Oyj	1,284
681	Sponda Oyj	3,036
402	Stockmann Oyj Abp, Class B	5,390
1,448	TietoEnator Oyj	15,977
915	Uponor Oyj	8,640
1,162	YIT Oyj	7,199
		110,185
	France—7.4%
1,751	Altran Technologies S.A.*	8,755
45	April Group	1,624
188	Beneteau S.A.	1,739
64	BioMerieux	5,170
40	Bonduelle S.C.A.	3,339
82	Bongrain S.A.	4,537
301	Bourbon S.A.	8,444
1,814	Bull S.A.*	3,519
1,015	Canal Plus	6,358
186	Carbone Lorraine	5,503
430	Cie Generale de Geophysique-Veritas*	6,917
169	Club Mediterranee*	3,363
189	Compagnie Plastic-Omnium S.A.	2,040
224	Dassault Systemes S.A.	9,227
1,352	Derichebourg	4,239
57	EDF Energies Nouvelles S.A.	1,768

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
676	Etablissements Maurel et Prom	$7,977
195	Etam Developpement S.A.	2,037
495	Euro Disney S.C.A.*	3,057
122	Fimalac	5,280
136	Groupe Partouche*	710
205	Groupe Steria S.C.A.	2,671
50	Guyenne et Gascogne S.A.	3,751
4,582	Havas S.A.	9,096
21	Iliad S.A.	1,652
204	IMS-Intl Metal Service	3,590
65	Ipsen SA	2,458
222	IPSOS	5,552
117	Kaufman & Broad S.A.	2,380
169	Manitou BF S.A.	2,356
164	Mercialys S.A.	5,314
238	Neopost S.A.	19,824
225	Nexity	1,950
66	Norbert Dentressangle	3,622
353	NRJ Group	2,575
61	Pierre & Vacances	2,779
132	Remy Cointreau S.A.	5,464
1,207	Rhodia S.A.	10,274
89	Rubis	4,904
250	SEB S.A.	8,358
365	Societe BIC S.A.	19,182
74	Societe Immobiliere de Location pour l'Industrie et le Commerce	6,562
1,226	SOITEC*	4,333
52	Sopra Group S.A.	2,296
32	Sperian Protection	1,958
48	Spir Communication	1,111
489	Teleperformance	10,498
117	Trigano S.A.	761
141	UBISOFT Entertainment*	7,415
48	Union Financiere de France BQE S.A.	1,445
		249,734
	Germany—7.4%
553	Aareal Bank AG	4,368
699	Air Berlin PLC*	3,118
209	Bechtle AG	2,720
116	Carl Zeiss Meditec AG	1,178
161	Comdirect Bank AG	1,175
153	Demag Cranes AG	2,898
354	Deutsche Euroshop AG	8,999
393	Deutsche Wohen AG	3,590
1,382	Deutz AG	4,211
469	Douglas Holding AG	17,403
199	Draegerwerk AG & Co. KGaA	7,732
121	Duerr AG	1,831
255	ElringKlinger AG	2,030

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
321	Epcos AG	$8,181
76	Fielmann AG	4,223
696	Freenet AG	4,099
43	Fuchs Petrolub AG	1,491
77	Fuchs Petrolub AG	4,738
81	GFK AG	1,563
377	Gildemeister AG	3,517
200	Hugo Boss AG	3,115
140	Indus Holding AG	2,429
46	Interseroh SE	2,316
471	IVG Immobilien AG	3,068
792	Jenoptik AG*	4,816
491	Jungheinrich AG	6,572
235	Kloeckner & Co. SE	3,360
88	Kloeckner-Werke AG	1,693
318	Koenig & Bauer AG	3,391
108	Krones AG	4,724
383	KUKA AG	6,606
353	Leoni AG	4,356
343	Medion AG	3,276
519	MLP AG	6,340
63	MPC Muenchmeyer Petersen Capital AG	554
326	MTU Aero Engines Holding AG	6,256
122	MVV Energie AG	4,779
631	Norddeutsche Affinerie AG	20,053
179	Pfleiderer AG	1,551
823	Praktiker Bau- und Heimwerkermaerkte AG	6,429
334	Premiere AG*	780
30	Puma AG Rudolf Dassler Sport	4,972
19	Rational AG	1,935
314	Rhoen Klinikum AG	6,640
275	SGL Carbon AG*	5,281
287	Sixt AG	4,280
138	Sixt AG	2,074
96	Software AG	4,684
127	Solarworld AG	3,110
245	Stada Arzneimittel AG	7,362
464	Symrise AG	5,628
157	Takkt AG	1,624
270	United Internet AG	2,377
61	Vossloh AG	4,595
163	Wincor Nixdorf AG	7,023
		247,114
	Gibraltar—0.0%
617	PartyGaming PLC*	1,204
	Greece—1.4%
799	Agricultural Bank of Greece	1,888
192	Athens Water Supply & Sewage (The) Co. S.A.	1,633
198	Babis Vovos International Construction S.A.*	3,692

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
723	Ellaktor SA	$3,634
876	Elval Aluminium Process Co.	1,300
238	Emporiki Bank of Greece S.A.*	2,306
224	Hellenic Duty Free Shops S.A.	1,734
1,904	Intracom Holdings S.A.	2,265
462	Intralot SA-Integrated Lottery Systems & Services	2,367
616	Motor Oil (Hellas) Corinth Refineries S.A.	6,647
422	Mytilineos Holdings S.A.	2,650
333	Sidenor Steel Products Manufacturing Co. S.A.	1,464
1	Technical Olympic S.A.*	—
449	Titan Cement Co. S.A.	7,629
462	TT Hellenic Postbank SA	2,858
1,042	Viohalco	4,903
		46,970
	Guernsey—0.3%
4,783	HSBC Infrastructure Co. Ltd.	8,313
	Ireland—2.1%
1,276	AER Lingus*	1,744
2,092	C&C Group PLC	3,028
573	DCC PLC	8,885
226	FBD Holdings PLC	3,274
12,382	Fyffes PLC	4,182
1,135	Glanbia PLC	4,324
1,851	Grafton Group PLC	5,507
1,535	Greencore Group PLC	2,391
5,402	Independent News & Media PLC	4,385
642	Kerry Group PLC, Class A	14,232
843	Kingspan Group PLC	4,821
3,965	United Drug PLC	15,328
		72,101
	Italy—6.3%
717	ACEA SpA	9,301
336	AcegasAps SpA	2,304
474	Ansaldo STS SpA	6,041
1,770	Arnoldo Mondadori Editore SpA	6,195
608	Astaldi SpA	2,591
887	Autostrada Torino-Milano SpA	6,902
2,246	Banca Italease SpA*	10,867
836	Banca Popolare dell'Etruria e del Lazio	5,456
477	Banco di Desio e della Brianza SpA	2,752
9,254	Beni Stabili SpA	5,597
272	Brembo SpA	2,008
1,103	Bulgari SpA	8,207
789	Cementir Holding SpA	2,464
15,614	Cofide SpA	7,450
1,135	Credito Artigiano SpA	3,059
829	Credito Emiliano SpA	5,279
589	Danieli & Co. Rnc SpA	4,320

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
95	Danieli & Co. SpA	$1,178
1,038	Davide Campari-Milano SpA	7,208
389	ERGO Previdenza SpA	2,158
324	Esprinet SpA	1,074
112	Fastweb	1,983
4,058	Gemina SpA*	2,348
173	Geox SpA	1,271
1,298	Gruppo Coin SpA*	3,062
2,782	Gruppo Editoriale L'Espresso SpA	4,128
3,111	IMMSI SpA	2,756
3,368	Impregilo SpA*	8,918
1,053	Indesit Co. SpA	8,535
949	Interpump Group SpA	5,372
3,129	Iride SpA	4,850
4,268	KME Group SpA	2,652
353	MARR SpA	1,898
393	Permasteelisa SpA	5,691
2,097	Piaggio & C SpA	3,731
1,489	Piccolo Credito Valtellinese Scarl	11,193
272	Pirelli & C Real Estate SpA	1,920
6,381	RCS MediaGroup SpA	10,657
759	Recordati SpA	3,569
762	Risanamento SpA*	420
4,256	Safilo Group SpA	4,167
50,288	Seat Pagine Gialle SpA	4,390
446	Societa Iniziative Autostradali e Servizi SpA	2,886
546	Sogefi SpA	887
3,045	Sorin SpA*	2,099
50,017	Telecom Italia Media SpA*	6,166
2,242	Tiscali SpA*	1,957
56	Tod's SpA	2,326
		212,243
	Liechtenstein—0.4%
103	Liechtenstein Landesbank	5,671
47	Verwalt & Privat-Bank AG	6,473
		12,144
	Luxembourg—0.2%
3,366	COLT Telecom Group S.A.*	3,472
272	GAGFAH S.A.	1,494
2,296	Logwin AG*	1,886
		6,852
	Netherlands—6.7%
695	Aalberts Industries N.V.	6,317
360	Arcadis N.V.	4,239
479	ASM International N.V.*	4,581
445	Draka Holding	5,346
430	Eurocommercial Properties N.V. CVA	14,166
265	Fugro N.V. CVA	9,421
777	Gemalto N.V.*	21,659

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
603	Heijmans N.V. CVA	$5,312
787	Imtech N.V.	11,962
130	KAS Bank N.V. CVA	2,079
260	Koninklijke Boskalis Westminster N.V. CVA	8,540
149	Koninklijke Vopak N.V.	4,806
1,587	Koninklijke Wessanen N.V.	9,729
199	Macintosh Retail Group N.V.	2,161
422	Nieuwe Steen Investments Funds N.V.	7,330
1,517	OCE N.V.	6,984
671	OPG Groep N.V. CVA	9,606
398	Qiagen NV*	5,714
1,362	Reed Elsevier N.V.	18,111
931	SBM Offshore N.V.	16,293
192	Sligro Food Group N.V.	4,112
76	Smit Internationale N.V.	5,102
2,832	Super De Boer*	10,011
229	Ten Cate N.V.	4,831
82	TomTom N.V.*	622
577	USG People N.V.	6,000
332	Vastned Offices/Industrial N.V.	4,356
214	Vastned Retail N.V.	10,892
1,344	Wavin N.V.	4,666
		224,948
	Norway—2.3%
494	Acergy S.A.	3,342
2,000	Acta Holding ASA	577
578	BW GAS Ltd.*	1,228
817	Cermaq ASA	3,211
549	Ekornes ASA	5,704
68	Fred Olsen Energy ASA	2,249
218	Golar LNG Ltd.	1,436
26,000	Marine Harvest*	4,202
958	Petroleum Geo-Services ASA*	4,772
1,606	ProSafe SE	5,974
150	Renewable Energy Corp A/S*	1,416
433	Schibsted ASA	5,153
1,206	Sparebank 1 SR Bank	6,486
1,149	Sparebanken 1 SMN	4,528
443	Stolt-Nielsen S.A.	4,581
350	Subsea 7, Inc.*	2,783
500	Tandberg ASA	6,189
488	TGS Nopec Geophysical Co. ASA*	2,715
994	Tomra Systems ASA	4,625
1,203	Veidekke ASA	3,726
150	Wilh Wilhelmsen ASA, Class A	2,158
		77,055
	Portugal—0.6%
1,378	Banif, SGPS S.A.	2,054
893	Mota Engil, SGPS S.A.	2,856

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,269	PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS S.A.	$6,406
786	SAG GEST-Solucoes Automovel Globais, Gestao, SGPS S.A.	1,440
623	Semapa - Sociedade de Investimento e SGPS S.A.	5,405
1,335	Sonae Industria-SGPS S.A.	3,500
		21,661
	Spain—4.5%
236	Abengoa S.A.	3,429
574	Antena 3 de Television S.A.	3,050
568	Banco de Valencia S.A.	5,231
1,256	Banco Pastor S.A.	10,387
211	Bolsas y Mercados Espanoles	5,123
366	Campofrio Alimentacion S.A.	4,073
84	Cementos Portland Valderrivas S.A.	3,042
230	Cie Automotive S.A.	1,005
586	Cintra Concesiones de Infraestructuras de Transporte S.A.	5,187
206	Corp Financiera Alba	6,038
1,213	Ebro Puleva S.A.	15,691
525	Gamesa Corporacion Tecnologica S.A.	8,563
341	Grifols S.A.	6,752
306	Grupo Catalana Occidente S.A.	4,788
1,100	Grupo Empresarial Ence S.A.	5,051
678	Iberdrola Renovables*	2,052
498	Indra Sistemas S.A.	9,627
3,253	Inmobiliaria Colonial S.A.*	709
4,949	La Seda de Barcelona S.A., Class B	2,523
1,389	NH Hoteles S.A.	10,462
464	Obrascon Huarte Lain S.A.	5,800
77	Pescanova S.A.	2,775
717	Promotora de Informaciones S.A.	2,794
174	Prosegur Cia de Seguridad S.A.	4,918
510	Sol Melia S.A.	2,384
366	SOS Cuetara S.A.	5,071
504	Uralita S.A.	2,751
391	Vocento S.A.	2,298
444	Zardoya Otis S.A.	8,369
		149,943
	Sweden—5.3%
276	AarhusKarlshamn AB	3,372
1,584	Alfa Laval AB	11,383
385	Axfood AB	7,387
1,163	Billerud AB	6,536
1,336	Brostrom AB, Class B	9,798
319	Cardo AB	4,610
1,342	Castellum AB	9,070
914	D Carnegie AB	2,474
2,472	Eniro AB	5,703

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,985	Fabege AB	$7,835
843	Getinge AB, Class B	11,738
555	Hakon Invest AB	6,306
451	Haldex AB	2,093
642	Hexagon AB, Class B	4,187
64	Hexpol AB*	256
512	Hoganas AB, Class B	7,170
705	Hufvudstaden AB, Class A	4,437
481	JM AB	2,567
1,839	Kungsleden AB	8,857
300	Lindab International AB	2,287
947	Lundin Petroleum AB*	4,501
203	Modern Times Group AB, Class B	4,337
3,000	Niscayah Group AB	3,029
895	Nobia AB	1,941
717	Oresund Investment AB	6,814
800	PA Resources AB*	2,157
1,007	Peab AB	2,813
736	Ratos AB Class B	12,934
500	Saab AB, Class B	5,193
1,053	Swedish Match AB	14,559
357	Wallenstam Byggnads AB, Class B	2,825
		179,169
	Switzerland—9.0%
116	Actelion Ltd.*	6,084
21	AFG Arbonia-Forster Holding	2,628
36	Allreal Holding AG	3,639
394	Aryzta AG*	13,829
215	Bank Sarasin & Cie AG, Class B	6,282
21	Banque Cantonale Vaudoise	4,647
11	Barry Callebaut AG	5,458
184	Basler Kantonalbank	18,106
2	Bell Holding AG	2,142
46	Bucher Industries AG	4,935
99	Charles Voegele Holding AG	3,562
40	Daetwyler Holding AG	1,613
129	EFG International AG	2,757
36	Emmi AG	3,394
145	EMS-Chemie Holding AG	10,871
14	Financiere Tradition	1,157
15	Flughafen Zuerich AG	3,968
26	Forbo Holding AG	6,346
23	Galenica AG	6,905
187	Geberit AG	19,289
44	Georg Fischer AG	9,795
274	Implenia AG*	7,767
4	Jelmoli Holding AG	6,999
24	Kaba Holding AG, Class B	5,140
25	Kuoni Reisen Holding AG	7,272
2	Lindt & Spruengli AG	4,272

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
736	Logitech International S.A.*	$10,895
210	Lonza Group AG	17,304
1,357	Micronas Semiconductor Holding*	5,061
343	Nobel Biocare Holding AG	5,850
33	OC Oerlikon Corp. AG*	2,541
120	Panalpina Welttransport Holding AG	5,421
256	PSP Swiss Property AG	10,997
35	PubliGroupe AG	3,307
60	Rieter Holding AG	10,322
113	Schmolz + Bickenbach AG	2,328
15	Schweizerische National- Versicherungs-Gesellschaft	8,095
6	Sika AG	4,697
177	Sonova Holding AG	7,302
15	St. Galler Kantonalbank	5,200
16	Straumann Holding AG	2,696
195	Sulzer AG	11,430
123	Swiss Prime Site AG*	5,620
63	Valora Holding AG	9,069
283	Vontobel Holding AG	6,290
		303,282
	United Kingdom—32.6%
5,910	Aberdeen Asset Management PLC	8,961
632	Admiral Group PLC	9,406
1,023	Aga Rangemaster Group PLC	1,411
1,121	Aggreko PLC	7,876
5,511	Amlin PLC	28,331
6,614	ARM Holdings PLC	10,354
729	Ashmore Group PLC	1,921
10,355	Ashtead Group PLC	7,152
497	Atkins WS PLC	4,286
16,057	Avis Europe PLC*	1,733
961	Babcock International Group	6,037
8,107	BBA Aviation PLC	10,444
2,666	Beazley Group PLC	4,563
1,721	Benfield Group Ltd.	9,486
1,182	Berkeley Group Holdings PLC	14,288
602	Big Yellow Group PLC	2,622
4,348	Bodycote PLC	8,738
1,871	Bovis Homes Group PLC	10,268
5,462	Brit Insurance Holdings Plc	16,127
2,831	Britvic PLC	10,440
4,078	Brixton PLC	11,013
1,283	BSS Group PLC	4,736
2,782	Burberry Group PLC	12,431
177	Cairn Energy PLC*	4,604
2,304	Capita Group PLC/The	23,902
1,364	Capital & Regional PLC	1,010
3,245	Carillion PLC	10,928
745	Carpetright PLC	5,498

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,339	Cattles PLC	$3,930
4,190	Chaucer Holdings PLC	3,931
1,033	CLS Holdings PLC*	4,964
8,265	Cobham PLC	25,219
4,476	Computacenter PLC	6,874
1,781	Cookson Group PLC	5,788
814	Croda International PLC	6,748
1,663	CSR PLC*	5,568
59	Daejan Holdings PLC	2,519
2,166	Dairy Crest Group PLC	10,866
348	Dana Petroleum PLC*	5,621
2,483	Davis Service Group (The) PLC	8,874
1,034	De La Rue PLC	14,976
16,010	Debenhams PLC	9,900
406	Derwent London PLC	4,774
8,652	Dimension Data Holdings PLC	4,173
9,288	DS Smith PLC	10,004
676	Eurocastle Investment Ltd.	355
326	Euromoney Institutional Investor PLC	1,407
2,058	F&C Asset Management PLC	1,410
1,499	Fenner PLC	2,482
2,272	Filtrona PLC	4,582
982	Findel PLC	976
277	Forth Ports PLC	4,399
8,848	Galiform PLC	3,211
8,296	Galliford Try PLC	6,127
2,290	Game Group PLC	4,823
573	Go-Ahead Group PLC	12,599
842	Grainger PLC	1,083
2,022	Great Portland Estates PLC	9,040
2,080	Greene King PLC	10,784
108	Greggs PLC	5,697
2,614	Halfords Group PLC	9,365
3,301	Halma PLC	8,763
1,167	Headlam Group PLC	4,042
5,853	Henderson Group PLC	5,026
3,720	Hiscox Ltd.	14,799
290	Homeserve PLC	5,978
3,796	HMV Group PLC	6,105
671	Holidaybreak PLC	1,928
930	Hunting PLC	6,465
3,694	Informa PLC	12,565
1,704	Inmarsat PLC	11,664
676	Intermediate Capital Group PLC	10,580
1,720	Interserve PLC	5,158
743	Intertek Group PLC	8,834
5,726	Invensys PLC*	14,416
5,239	Invista Foundation Property Trust Ltd.	3,021
1,987	Jardine Lloyd Thompson Group PLC	14,230
5,313	JJB Sports PLC	2,544
1,682	John Wood Group PLC	6,527

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,483	Johnston Press PLC	$5,007
10,209	Kcom Group PLC	2,982
819	Keller Group PLC	6,916
579	Kier Group PLC	6,347
1,327	Laird PLC	3,499
485	London Stock Exchange Group PLC	4,418
3,929	Lookers PLC	2,090
1,720	Luminar Group Holdings PLC	4,283
175	Mapeley Ltd.	692
2,039	Marshalls PLC	3,232
5,222	Marston's PLC	8,022
5,007	Mcbride PLC	10,189
3,717	Meggitt PLC	8,175
24,552	Melrose PLC	35,430
1,731	Michael Page International PLC	5,629
1,886	Millennium & Copthorne Hotels PLC	6,454
2,776	Minerva PLC*	777
6,807	Misys PLC	12,238
2,327	Mitie Group	7,099
2,326	Morgan Crucible Co.	4,038
427	Morgan Sindall PLC	3,473
1,821	N Brown Group PLC	6,498
12,528	Northern Foods PLC	9,840
1,314	Northgate PLC	2,715
3,205	Northumbrian Water Group PLC	16,170
5,937	Paragon Group of Cos. PLC	4,450
44,416	Pendragon PLC	3,655
651	Petrofac Ltd.	4,525
4,397	Premier Farnell PLC	9,276
10,947	Premier Foods PLC	4,873
366	Premier Oil PLC*	4,405
1,768	PZ Cussons PLC	3,583
4,678	QinetiQ PLC	12,908
1,345	Quintain Estates & Development PLC	1,844
3,697	Redrow PLC	12,414
2,368	Reed Elsevier PLC	20,861
3,302	Regus PLC	2,494
278	Renishaw PLC	2,384
2,726	Restaurant Group PLC	5,552
427	Robert Wiseman Dairies PLC	2,668
377	Rotork PLC	4,535
1,384	Savills PLC	5,134
2,448	Serco Group PLC	14,657
1,140	Shaftesbury PLC	6,156
2,569	Shanks Group PLC	5,213
1,243	SIG PLC	4,895
4,893	Smiths News PLC	4,502
1,095	Southern Cross Healthcare Ltd.	1,682
887	Spectris PLC	7,148
571	Spirax-Sarco Engineering PLC	7,440
4,174	Sports Direct International PLC	2,955

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,036	SSL International PLC	$7,025
2,248	St. Ives Group PLC	3,178
1,212	St. James's Place PLC	3,639
694	St. Modwen Properties PLC	2,134
6,455	Stagecoach Group PLC	19,459
4,114	Taylor Nelson Sofres PLC	16,302
5,996	TT electronics PLC	4,584
1,555	Tullett Prebon PLC	5,983
1,676	Tullow Oil PLC	14,290
931	UK Coal PLC*	1,465
310	Ultra Electronics Holdings	5,521
3,662	Uniq PLC	1,656
1,092	Unite Group PLC	2,661
770	Venture Production PLC	5,045
1,080	VT Group PLC	8,734
858	Warner Estate Holdings PLC	936
1,187	Weir Group (The) PLC	6,695
2,294	Wetherspoon (J.D.) PLC	9,582
2,265	WH Smith PLC	13,672
2,203	Wincanton PLC	6,330
166,094	Woolworths Group PLC	11,449
1,733	Workspace Group PLC	2,801
2,277	Yule Catto & Co. PLC	3,128
		1,096,971
	Total Investments** (Cost $7,029,312)—99.9%	3,356,608
	Other assets less liabilities—0.1%	3,314
	Net Assets—100.0%	$3,359,922

ADR American Depositary Receipt

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI International Real Estate Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.6%
	Australia—17.5%
9,964	Australand Property Group	$1,951
92,017	Centro Properties Group	4,651
14,381	CFS Retail Property Trust	19,205
29,355	Commonwealth Property Office Fund	25,753
28,192	Dexus Property Group	13,948
5,495	FKP Property Group	4,177
10,293	Goodman Group	6,447
26,172	GPT Group	13,003
14,351	ING Industrial Fund	3,233
22,392	ING Office Fund	16,300
12,739	Lend Lease Corp. Ltd.	58,521
23,314	Macquarie CountryWide Trust	3,700
33,756	Macquarie DDR Trust	2,079
34,495	Macquarie Office Trust	6,587
13,730	Mirvac Group	8,922
15,576	Stockland	41,584
16,860	Westfield Group	184,868
		414,929
	Austria—0.8%
2,416	Atrium European Real Estate Ltd.*	10,929
1,571	Immoeast AG*	1,884
6,248	Immofinanz AG	6,934
		19,747
	Belgium—1.2%
198	Befimmo S.C.A. Sicafi	14,790
102	Cofinimmo	12,645
		27,435
	Canada—10.7%
545	Boardwalk REIT	11,610
5,350	Brookfield Asset Management, Inc. ,Class A	92,845
2,939	Brookfield Properties Corp.	29,611
941	Calloway REIT	11,416
1,126	Canadian Apartment Properties REIT	12,364
700	Canadian REIT	14,940
1,779	Chartwell Seniors Housing REIT	6,921
2,621	Extendicare REIT	9,377
330	First Capital Realty, Inc.	5,464
669	FirstService Corp.*	8,077
1,610	H&R Real Estate Investment Trust	13,043
1,912	InnVest REIT	8,570
2,127	RioCan REIT	29,407
		253,645
	China—0.6%
8,000	Agile Property Holdings Ltd.	2,658
6,000	Country Garden Holdings Co.	1,066
7,000	Greentown China Holdings Ltd.	2,141
3,200	Guangzhou R&F Properties Co. Ltd., H-Shares	1,538
5,000	Shimao Property Holdings Ltd.	2,710

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
7,000	Shui On Land Ltd.	$1,585
4,000	Yanlord Land Group Ltd.	2,051
		13,749
	Finland—0.2%
1,136	Sponda Oyj	5,064
	France—5.6%
150	Fonciere Des Regions	9,868
102	Gecina S.A.	7,047
415	Klepierre	9,510
539	Nexity	4,671
122	Societe Immobiliere de Location pour l'Industrie et le Commerce	10,820
604	Unibail-Rodamco	90,130
		132,046
	Germany—0.2%
633	IVG Immobilien AG	4,123
	Guernsey—0.2%
4,018	F&C Commercial Property Trust Ltd.	4,594
	Hong Kong—15.6%
16,000	Champion REIT	3,841
6,000	Cheung Kong Holdings Ltd.	57,606
8,000	China Overseas Land & Investment Ltd.	9,034
4,000	China Resources Land Ltd.	4,049
8,000	Chinese Estates Holdings Ltd.	6,146
80,000	Guangzhou Investment Co. Ltd.	5,947
8,000	Hang Lung Group Ltd.	25,742
10,000	Hang Lung Properties Ltd.	24,434
192,000	Henderson Investment Ltd.	9,014
6,000	Henderson Land Development Co. Ltd.	21,697
11,000	Hongkong Land Holdings Ltd.	29,260
6,000	Hopewell Holdings Ltd.	18,654
8,000	Hopson Development Holdings Ltd.	2,673
6,000	Hysan Development Co. Ltd.	9,408
3,500	Kerry Properties Ltd.	8,792
4,000	Kowloon Development Co. Ltd.	1,356
13,000	Link (The) REIT	23,243
9,200	New World China Land Ltd.	1,575
22,000	New World Development Co. Ltd.	18,313
25,000	Pacific Century Premium Developments Ltd.	5,603
16,000	Shenzhen Investment Ltd.	1,658
8,000	Sino Land Co.	7,033
8,000	Sun Hung Kai Properties Ltd.	70,085
4,000	Wheelock & Co. Ltd.	5,992
		371,155
	Israel—0.2%
852	Gazit Globe Ltd.	4,670

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI International Real Estate Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Italy—0.9%
11,407	Beni Stabili SpA	$6,899
12,220	IMMSI SpA	10,826
468	Pirelli & C Real Estate SpA	3,303
2,230	Risanamento SpA*	1,229
		22,257
	Japan—22.6%
1,100	Arnest One Corp.	1,421
800	Atrium Co. Ltd.	1,837
8,000	Daikyo, Inc.	8,417
320	Goldcrest Co. Ltd.	4,708
800	Iida Home Max	2,209
1,500	Japan General Estate (The) Co. Ltd.	3,306
1,400	Joint Corp.	1,926
800	Meiwa Estate Co. Ltd.	3,628
6,000	Mitsubishi Estate Co. Ltd.	107,355
10,000	Mitsui Fudosan Co. Ltd.	174,717
1,200	Nomura Real Estate Holdings, Inc.	23,549
10	NTT Urban Development Corp.	10,276
21	Pacific Management Corp.	408
110	Sumitomo Real Estate Sales Co. Ltd.	2,985
8,000	Sumitomo Realty & Development Co. Ltd.	130,555
4,000	Tokyo Tatemono Co. Ltd.	16,504
200	Tokyu Community Corp.	2,856
10,000	Tokyu Land Corp.	28,346
1,200	Touei Housing Corp.	1,429
7,500	Towa Real Estate Development Co. Ltd.	4,628
2,800	Urban Corp.	—
2,000	Yuraku Real Estate Co. Ltd.	2,354
24	Zephyr Co.	—
		533,414
	Luxembourg—0.2%
370	GAGFAH S.A.	2,032
657	ProLogis European Properties	2,172
		4,204
	Netherlands—3.5%
524	Corio N.V.	27,860
367	Eurocommercial Properties N.V. CVA	12,091
684	Nieuwe Steen Investments Funds N.V.	11,880
218	Vastned Retail N.V.	11,096
250	Wereldhave N.V.	20,673
		83,600
	Philippines—0.3%
27,100	Ayala Land, Inc.	3,288
23,100	SM Prime Holdings, Inc.	3,976
		7,264
	Singapore—3.3%
16,000	Ascendas REIT	17,794
8,000	Capitaland Ltd.	16,024
13,000	CapitaMall Trust	17,229

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
2,000	Guocoland Ltd.	$1,484
2,000	Keppel Land Ltd.	2,569
19,000	Suntec REIT	9,089
4,000	UOL Group Ltd.	5,233
7,000	Wheelock Properties S Ltd.	3,959
8,000	Wing Tai Holdings Ltd.	3,730
		77,111
	South Africa—2.3%
6,233	ApexHi Properties Ltd., Class A	7,752
6,233	ApexHi Properties Ltd., Class B	9,574
26,108	Fountainhead Property Trust	13,768
17,421	Growthpoint Properties Ltd.	23,097
		54,191
	Spain—0.3%
3,909	Inmobiliaria Colonial S.A.*	852
95	Metrovacesa S.A.	6,641
		7,493
	Sweden—1.8%
1,800	Castellum AB	12,165
2,500	Fabege AB	9,868
800	Hufvudstaden AB	5,035
1,069	JM AB	5,706
1,900	Kungsleden AB	9,151
		41,925
	Switzerland—1.2%
419	PSP Swiss Property AG	17,998
250	Swiss Prime Site AG*	11,422
		29,420
	United Kingdom—10.4%
1,048	British Land Co. PLC	10,492
3,759	Brixton PLC	10,151
1,691	Grainger PLC	2,176
1,873	Great Portland Estates PLC	8,374
2,151	Hammerson PLC	24,890
2,567	Helical Bar PLC	12,390
5,454	Land Securities Group PLC	97,197
3,397	Liberty International PLC	37,948
312	Mapeley Ltd.	1,233
3,409	Savills PLC	12,647
5,240	Segro PLC	23,750
3,822	UK Commercial Property Trust Ltd.	3,653
		244,901
	Total Investments** (Cost $4,661,583)—99.6%	2,356,937
	Other assets less liabilities—0.4%	8,352
	Net Assets—100.0%	$2,365,289

REIT Real Estate Investment Trust

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares FTSE RAFI Japan Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Consumer Discretionary—21.1%
600	Aisin Seiki Co. Ltd.	$10,635
200	Benesse Corp.	8,414
3,300	Bridgestone Corp.	57,788
1,000	Calsonic Kansei Corp.	1,735
500	Canon Marketing Japan, Inc.	8,378
900	Casio Computer Co. Ltd.	5,790
3,850	Daiei (The), Inc.*	18,759
1,000	Daihatsu Motor Co. Ltd.	7,416
1,400	Denso Corp.	27,331
8	Dentsu, Inc.	13,148
100	Fast Retailing Co. Ltd.	10,678
6,000	Fuji Heavy Industries Ltd.	21,140
3	Fuji Media Holdings, Inc.	3,598
230	Hakuhodo DY Holdings, Inc.	10,490
8,500	Haseko Corp.	7,704
6,400	Honda Motor Co. Ltd.	159,397
1,680	Isetan Mitsukoshi Holdings Ltd.	15,850
5,000	Isuzu Motors Ltd.	8,799
17,000	JVC KENWOOD Holdings, Inc.*	9,161
300	Kanto Auto Works Ltd.	3,651
300	Makita Corp.	5,449
1,100	Marui Group Co. Ltd.	6,735
6,000	Mazda Motor Corp.	13,329
19,000	Mitsubishi Motors Corp.*	26,310
900	Namco Bandai Holdings, Inc.	9,270
1,000	Nikon Corp.	14,116
20	Nippon Television Network Corp.	1,933
15,600	Nissan Motor Co. Ltd.	77,602
500	NOK Corp.	4,768
100	Oriental Land Co. Ltd.	7,103
10,000	Panasonic Corp.	161,299
1,400	Pioneer Corp.	4,160
100	Sankyo Co. Ltd.	4,457
14,000	Sanyo Electric Co. Ltd.*	21,285
1,000	Sega Sammy Holdings, Inc.	7,572
2,000	Sekisui Chemical Co. Ltd.	11,704
3,000	Sekisui House Ltd.	30,132
3,000	Sharp Corp.	21,447
3,800	Sony Corp.	90,208
1,300	Sumitomo Forestry Co. Ltd.	8,544
900	Sumitomo Rubber Industries Ltd.	7,952
1,500	Suzuki Motor Corp.	22,047
1,000	Takashimaya Co. Ltd.	7,720
200	Takata Corp.	1,449
100	Tokyo Broadcasting System, Inc.	1,774
100	Toyoda Gosei Co. Ltd.	1,406
200	Toyota Auto Body Co. Ltd.	3,212
100	Toyota Boshoku Corp.	893
600	Toyota Industries Corp.	13,568
9,000	Toyota Motor Corp.	352,031

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
230	Yamada Denki Co. Ltd.	$12,539
600	Yamaha Corp.	5,824
800	Yamaha Motor Co. Ltd.	8,859
2,000	Yokohama Rubber (The) Co. Ltd.	9,829
		1,386,388
	Consumer Staples—5.7%
4,600	Aeon Co. Ltd.	44,182
2,000	Ajinomoto Co., Inc.	17,297
1,400	Asahi Breweries Ltd.	23,146
12	Japan Tobacco, Inc.	42,641
1,000	Kao Corp.	29,289
2,000	Kirin Holdings Co. Ltd.	22,156
200	Lawson, Inc.	9,791
2,000	Meiji Dairies Corp.	9,137
1,000	Nippon Meat Packers, Inc.	13,738
1,000	Nisshin Seifun Group, Inc.	10,859
300	Nissin Foods Holdings Co. Ltd.	8,589
200	Ryoshoku Ltd.	3,821
3,100	Seven & I Holdings Co. Ltd.	87,184
1,000	Shiseido Co. Ltd.	20,609
2,000	UNY Co. Ltd.	15,612
1,000	Yamazaki Baking Co. Ltd.	13,309
		371,360
	Energy—2.2%
9,000	Cosmo Oil Co. Ltd.	19,177
300	Idemitsu Kosan Co. Ltd.	17,519
2	INPEX Corp.	11,630
100	Japan Petroleum Exploration Co. Ltd.	3,815
6,500	Nippon Mining Holdings, Inc.	19,931
11,000	Nippon Oil Corp.	45,225
1,100	Showa Shell Sekiyu K.K.	9,001
2,000	TonenGeneral Sekiyu K.K.	16,944
		143,242
	Financials—16.2%
1,000	77 Bank (The) Ltd.	4,719
570	Acom Co. Ltd.	21,809
750	Aiful Corp.	3,481
4,000	Aioi Insurance Co. Ltd.	16,452
3,000	Aozora Bank Ltd.	2,509
1,000	Bank of Kyoto (The) Ltd.	10,536
3,000	Bank of Yokohama (The) Ltd.	14,575
800	Century Leasing System, Inc.	5,253
2,000	Chiba Bank (The) Ltd.	9,901
1,000	Chugoku Bank (The) Ltd.	13,779
4,000	Chuo Mitsui Trust Holdings, Inc.	15,807
700	Credit Saison Co. Ltd.	7,441
200	Daito Trust Construction Co. Ltd.	8,451
3,000	Daiwa House Industry Co. Ltd.	26,713
5,000	Daiwa Securities Group, Inc.	28,314

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
500	Fuyo General Lease Co. Ltd.	$7,200
1,000	Gunma Bank (The) Ltd.	5,114
2,000	Hachijuni Bank (The) Ltd.	9,830
2,000	Hiroshima Bank (The) Ltd.	7,444
900	Hitachi Capital Corp.	7,197
4,000	Hokuhoku Financial Group, Inc.	7,928
700	IBJ Leasing Co. Ltd.	8,477
1,000	Iyo Bank (The) Ltd.	10,806
2,000	Joyo Bank (The) Ltd.	9,424
500	Leopalace21 Corp.	3,728
1,000	Mitsubishi Estate Co. Ltd.	17,892
28,385	Mitsubishi UFJ Financial Group, Inc.	178,667
380	Mitsubishi UFJ Lease & Finance Co. Ltd.	9,115
2,000	Mitsui Fudosan Co. Ltd.	34,943
1,900	Mitsui Sumitomo Insurance Group Holdings, Inc.	52,884
30	Mizuho Financial Group, Inc.	73,373
2,000	Mizuho Trust & Banking Co. Ltd.	2,354
2,000	NIPPONKOA Insurance Co. Ltd.	12,007
1,000	Nissay Dowa General Insurance Co. Ltd.	4,456
5,900	Nomura Holdings, Inc.	55,990
340	ORIX Corp.	34,989
650	Promise Co. Ltd.	11,686
6	Resona Holdings, Inc.	6,302
300	Ricoh Leasing Co. Ltd.	4,045
1	Sapporo Hokuyo Holdings, Inc.	4,320
3,000	Shinsei Bank Ltd.	4,609
2,000	Shizuoka Bank (The) Ltd.	17,692
4,000	Sompo Japan Insurance, Inc.	28,082
26	Sumitomo Mitsui Financial Group, Inc.	104,400
1,000	Sumitomo Realty & Development Co. Ltd.	16,319
5,000	Sumitomo Trust & Banking (The) Co. Ltd.	23,193
800	T&D Holdings, Inc.	30,611
530	Takefuji Corp.	4,268
2,000	Tokio Marine Holdings, Inc.	61,792
1,000	Tokyu Land Corp.	2,835
		1,063,712
	Health Care—4.0%
200	Alfresa Holdings Corp.	8,714
800	Astellas Pharma, Inc.	32,275
600	Chugai Pharmaceutical Co. Ltd.	8,547
1,200	Daiichi Sankyo Co. Ltd.	24,646
600	Eisai Co. Ltd.	19,499
1,000	Kyowa Hakko Kirin Co. Ltd.	8,347
1,100	Mediceo Paltac Holdings Co. Ltd.	11,938
1,000	Olympus Corp.	19,303
200	Ono Pharmaceutical Co. Ltd.	8,930
1,000	Shionogi & Co. Ltd.	17,047
300	Suzuken Co. Ltd.	6,420
1,000	Taisho Pharmaceutical Co. Ltd.	18,041

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
1,400	Takeda Pharmaceutical Co. Ltd.	$69,673
200	Terumo Corp.	8,349
		261,729
	Industrials—16.6%
2,000	All Nippon Airways Co. Ltd.	7,650
1,000	Amada Co. Ltd.	4,600
3,000	Asahi Glass Co. Ltd.	18,882
6	Central Japan Railway Co.	49,368
3,000	Dai Nippon Printing Co. Ltd.	35,503
400	Daikin Industries Ltd.	9,012
10	East Japan Railway Co.	71,276
200	Fanuc Ltd.	13,347
4,000	Fuji Electric Holdings Co. Ltd.	5,846
2,000	Fujikura Ltd.	5,741
4,000	Furukawa Electric (The) Co. Ltd.	12,103
5,000	Hankyu Hanshin Holdings, Inc.	23,625
3,000	Hanwa Co. Ltd.	7,933
1,000	Hino Motors Ltd.	2,315
200	Hitachi Construction Machinery Co. Ltd.	2,326
7,000	IHI Corp.	8,506
4,000	ITOCHU Corp.	21,173
5,000	Japan Airlines Corp.*	11,396
1,000	JFE Shoji Holdings, Inc.	3,162
1,300	JS Group Corp.	16,861
1,000	JTEKT Corp.	7,685
8,000	Kajima Corp.	23,177
9,000	Kanematsu Corp.*	7,211
8,000	Kawasaki Heavy Industries Ltd.	14,517
2,000	Kawasaki Kisen Kaisha Ltd.	7,937
1,000	Keihin Electric Express Railway Co. Ltd.	7,731
2,000	Keio Corp.	10,373
1,000	Kinden Corp.	8,363
5,000	Kintetsu Corp.	19,170
1,800	Komatsu Ltd.	19,821
2,000	Kubota Corp.	10,055
6,000	Marubeni Corp.	23,348
3,200	Mitsubishi Corp.	53,725
6,000	Mitsubishi Electric Corp.	37,256
15,000	Mitsubishi Heavy Industries Ltd.	48,174
4,000	Mitsui & Co. Ltd.	38,821
2,000	Mitsui O.S.K. Lines Ltd.	10,461
1,000	Nagase & Co. Ltd.	8,583
4,000	Nagoya Railroad Co. Ltd.	12,460
500	NEC Leasing Ltd.	4,413
5,000	Nippon Express Co. Ltd.	20,214
3,000	Nippon Sheet Glass Co. Ltd.	9,827
2,000	Nippon Steel Trading Co. Ltd.	3,371
4,000	Nippon Yusen Kabushiki Kaisha	19,374
2,000	NSK Ltd.	8,176
1,000	NTN Corp.	3,733

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,000	Obayashi Corp.	$24,504
2,000	Odakyu Electric Railway Co. Ltd.	14,688
1,000	Panasonic Electric Works Co. Ltd.	8,742
400	Secom Co. Ltd.	15,282
1,000	Seino Holdings Co. Ltd.	4,847
4,000	Shimizu Corp.	19,660
100	SMC Corp.	9,456
17,200	Sojitz Corp.	28,789
2,000	Sumikin Bussan Corp.	4,186
3,700	Sumitomo Corp.	32,606
2,400	Sumitomo Electric Industries Ltd.	19,463
1,000	Sumitomo Heavy Industries Ltd.	2,974
9,000	Taisei Corp.	20,775
3,000	Tobu Railway Co. Ltd.	15,266
500	Tokyo Leasing Co. Ltd.	2,628
4,000	Tokyu Corp.	15,740
3,000	Toppan Printing Co. Ltd.	22,095
1,000	Toto Ltd.	6,989
900	Toyota Tsusho Corp.	8,699
7	West Japan Railway Co.	30,854
1,000	Yamato Holdings Co. Ltd.	11,065
		1,087,909
	Information Technology—10.6%
400	Advantest Corp.	5,757
1,000	Alps Electric Co. Ltd.	5,510
1,300	Brother Industries Ltd.	8,883
3,600	Canon, Inc.	126,176
1,100	Citizen Holdings Co. Ltd.	6,096
300	Elpida Memory, Inc.*	1,602
1,700	FUJIFILM Holdings Corp.	39,198
10,000	Fujitsu Ltd.	39,382
300	Hitachi High-Technologies Corp.	4,874
21,000	Hitachi Ltd.	98,757
700	Hoya Corp.	12,803
200	Ibiden Co. Ltd.	3,747
300	Konami Corp.	5,436
1,500	Konica Minolta Holdings, Inc.	9,867
700	Kyocera Corp.	41,184
600	Murata Manufacturing Co. Ltd.	20,712
16,000	NEC Corp.	47,513
200	NEC Electronics Corp.*	2,018
100	Nidec Corp.	5,387
100	Nintendo Co. Ltd.	32,183
1,000	Nippon Electric Glass Co. Ltd.	6,025
300	Nomura Research Institute Ltd.	4,962
3	NTT Data Corp.	9,928
5,000	Oki Electric Industry Co. Ltd.	4,147
900	OMRON Corp.	12,870
100	Oracle Corp. Japan	4,354
3,000	Ricoh Co. Ltd.	32,339

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
400	Rohm Co. Ltd.	$19,306
1,100	Seiko Epson Corp.	16,547
200	Sumco Corp.	2,169
300	TDK Corp.	10,153
300	Tokyo Electron Ltd.	10,019
12,000	Toshiba Corp.	43,444
800	Yokogawa Electric Corp.	3,711
		697,059
	Materials—7.3%
6,000	Asahi Kasei Corp.	22,605
2,000	Daicel Chemical Industries Ltd.	7,223
1,000	Daido Steel Co. Ltd.	3,175
4,000	DIC Corp.	6,476
400	Hitachi Chemical Co. Ltd.	4,094
1,800	JFE Holdings, Inc.	46,002
400	JSR Corp.	4,519
1,000	Kaneka Corp.	4,674
11,000	Kobe Steel Ltd.	17,871
1,500	Kuraray Co. Ltd.	11,498
5,000	Mitsubishi Chemical Holdings Corp.	20,246
1,000	Mitsubishi Gas Chemical Co., Inc.	3,686
4,000	Mitsubishi Materials Corp.	9,047
3,000	Mitsubishi Rayon Co. Ltd.	6,451
3,000	Mitsui Chemicals, Inc.	10,492
4,000	Mitsui Mining & Smelting Co. Ltd.	7,327
6,000	Nippon Light Metal Co. Ltd.	5,678
10	Nippon Paper Group, Inc.	26,770
17,000	Nippon Steel Corp.	57,314
4,000	Nisshin Steel Co. Ltd.	5,365
300	Nitto Denko Corp.	6,655
7,000	Oji Paper Co. Ltd.	26,770
800	Shin-Etsu Chemical Co. Ltd.	42,594
4,000	Showa Denko K.K.	6,086
5,000	Sumitomo Chemical Co. Ltd.	15,322
10,000	Sumitomo Metal Industries Ltd.	25,761
1,000	Sumitomo Metal Mining Co. Ltd.	7,512
7,000	Taiheiyo Cement Corp.	8,161
5,000	Teijin Ltd.	13,024
4,000	Toray Industries, Inc.	18,604
3,000	Tosoh Corp.	5,992
1,000	Toyo Seikan Kaisha Ltd.	12,358
3,000	Ube Industries Ltd.	6,322
		475,674
	Telecommunication Services—5.5%
14	KDDI Corp.	84,018
38	Nippon Telegraph & Telephone Corp.	155,319
73	NTT DocoMo, Inc.	115,963
600	Softbank Corp.	5,918
		361,218

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares FTSE RAFI Japan Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Utilities—10.8%
3,500	Chubu Electric Power Co., Inc.	$91,797
1,800	Chugoku Electric Power (The) Co., Inc.	43,637
900	Electric Power Development Co. Ltd.	26,839
1,000	Hokkaido Electric Power Co., Inc.	22,461
900	Hokuriku Electric Power Co.	23,757
4,100	Kansai Electric Power (The) Co., Inc.	102,976
2,200	Kyushu Electric Power Co., Inc.	50,517
7,000	Osaka Gas Co. Ltd.	24,801
700	Shikoku Electric Power Co., Inc.	20,574
2,000	Toho Gas Co. Ltd.	11,563
2,400	Tohoku Electric Power Co., Inc.	53,996
6,900	Tokyo Electric Power (The) Co., Inc.	195,728
9,000	Tokyo Gas Co. Ltd.	38,763
		707,409
	Total Investments** (Cost $9,306,507)—100.0%	6,555,700
	Other assets less liabilities—0.0%	53
	Net Assets—100.0%	$6,555,753

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Agriculture Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—96.6%
	Australia—1.5%
7,637	Futuris Corp. Ltd.	$5,916
2,017	Incitec Pivot Ltd.	5,369
1,812	Nufarm Ltd.	13,020
		24,305
	Belgium—0.2%
9	Sipef S.A.	2,891
	Brazil—1.5%
2,700	Cosan S.A. Industria e Comercio*	13,559
1,100	Sao Martinho S.A.*	6,874
1,000	SLC Agricola S.A.	5,266
		25,699
	Canada—11.2%
1,400	Agrium, Inc.	53,162
1,400	Potash Corp. of Saskatchewan	118,139
2,400	Viterra, Inc.*	15,101
		186,402
	China—0.8%
18,000	China BlueChemical Ltd., H-Shares	6,827
9,000	China Green Holdings Ltd.	6,987
		13,814
	Denmark—1.6%
250	Auriga Industries	4,448
500	Danisco A/S	21,550
		25,998
	France—0.8%
134	Vilmorin & Cie	13,027
	Germany—4.5%
1,165	K+S AG	44,897
66	KWS Saat AG	7,892
1,896	Suedzucker AG	21,115
		73,904
	Hong Kong—4.3%
24,000	Chaoda Modern Agriculture Holdings Ltd.	16,908
36,000	China Agri-Industries Holdings Ltd.*	12,833
24,000	Global Bio-Chem Technology Group Co. Ltd.	3,345
70,000	Sinofert Holdings Ltd.	39,063
		72,149
	Indonesia—0.5%
16,000	Astra Agro Lestari Tbk PT	8,881
	Ireland—0.3%
1,332	Origin Enterprises PLC*	4,227

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Israel—8.5%
8,614	Israel Chemicals Ltd.	$87,368
77	Israel Corp. (The) Ltd.	36,541
4,499	Makhteshim-Agan Industries Ltd.	17,132
		141,041
	Japan—0.9%
300	Hokuto Corp.	7,959
500	Sakata Seed Corp.	7,220
		15,179
	Korea—0.3%
500	Namhae Chemical	5,303
	Malaysia—6.6%
7,600	Asiatic Development BHD	6,764
60,300	IOI Corp. BHD	47,799
10,700	Kuala Lumpur Kepong BHD	25,034
3,100	Kulim Malaysia BHD	3,425
11,900	PPB Group BHD	26,096
		109,118
	Netherlands—0.7%
349	Nutreco Holding NV	11,071
	Norway—3.0%
2,380	Yara International ASA	49,746
	Pakistan—0.3%
2,100	Engro Chemical Pakistan Ltd.	4,655
	Singapore—6.0%
100,000	Golden Agri-Resources Ltd.	13,337
50,000	Wilmar International Ltd.	86,416
		99,753
	Switzerland—9.5%
853	Syngenta AG	158,313
	Taiwan, Republic of China—0.7%
10,000	Taiwan Fertilizer Co. Ltd.	12,340
	United States—32.9%
4,687	Archer-Daniels-Midland Co.	97,161
1,194	Bunge Ltd.	45,862
566	CF Industries Holdings, Inc.	36,332
745	Corn Products International, Inc.	18,118
819	Darling International, Inc.*	6,175
636	Fresh Del Monte Produce, Inc.*	13,426
749	Intrepid Potash, Inc.*	16,283
2,011	Monsanto Co.	178,938
2,445	Mosaic (The) Co.	96,357

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Agriculture Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
647	Scotts Miracle-Gro (The) Co.	$16,900
919	Terra Industries, Inc.	20,209
		545,761
	Total Common Stocks and Other Equity Interests (Cost $2,465,110)	1,603,577
	Preferred Stocks—2.4%
	Brazil—0.9%
2,800	Fertilizantes Fosfatados S.A.	14,812
	Canada—1.5%
1,182	Sociedad Quimica y Minera de Chile S.A.	24,847
	Total Preferred Stocks (Cost $45,519)	39,659
	Money Market Fund—0.0%
338	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $338)	338
	Total Investments** (Cost $2,510,967)—99.0%	1,643,574
	Other assets less liabilities—1.0%	16,612
	Net Assets—100.0%	$1,660,186

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Biotech Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Australia—3.5%
3,137	CSL Ltd.	$75,740
	Austria—1.0%
790	Intercell AG*	22,026
	Denmark—2.0%
800	Genmab A/S*	35,943
275	NeuroSearch A/S*	6,824
		42,767
	France—0.3%
821	NicOx S.A.*	6,900
	Netherlands—0.6%
1,134	Crucell N.V.*	13,131
	Spain—4.2%
3,698	Grifols S.A.	73,218
3,856	Zeltia S.A.	19,117
		92,335
	Switzerland—5.6%
1,905	Actelion Ltd.*	99,918
165	Basilea Pharmaceutica*	22,213
		122,131
	United States—83.0%
600	Acorda Therapeutics, Inc.*	12,240
1,334	Alexion Pharmaceuticals, Inc.*	54,361
1,658	Alkermes, Inc.*	16,381
709	Alnylam Pharmaceuticals, Inc.*	16,307
3,244	Amgen, Inc.*	194,282
2,379	Amylin Pharmaceuticals, Inc.*	24,290
2,094	Biogen Idec, Inc.*	89,100
1,710	BioMarin Pharmaceutical, Inc.*	31,327
1,388	Celera Corp.*	15,698
2,866	Celgene Corp.*	184,169
1,176	Cephalon, Inc.*	84,343
988	Cepheid, Inc.*	11,728
979	Cubist Pharmaceuticals, Inc.*	24,857
1,054	CV Therapeutics, Inc.*	9,834
2,112	Genentech, Inc.*	175,169
2,554	Genzyme Corp.*	186,135
4,238	Gilead Sciences, Inc.*	194,311
1,380	Halozyme Therapeutics, Inc.*	6,610
2,350	Human Genome Sciences, Inc.*	7,591
1,502	ImClone Systems, Inc.*	103,278
1,657	Incyte Corp. Ltd.*	6,877
679	InterMune, Inc.*	10,002
1,655	Isis Pharmaceuticals, Inc.*	23,269
573	Martek Biosciences Corp.	17,093
2,215	Medarex, Inc.*	15,571

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
775	Myriad Genetics, Inc.*	$48,895
965	Onyx Pharmaceuticals, Inc.*	26,036
993	OSI Pharmaceuticals, Inc.*	37,684
2,071	PDL BioPharma, Inc.	20,192
1,373	Regeneron Pharmaceuticals, Inc.*	26,499
600	Rigel Pharmaceuticals, Inc.*	5,226
941	Savient Pharmaceuticals, Inc.*	4,479
1,400	Seattle Genetics, Inc.*	14,392
1,062	Theravance, Inc.*	7,200
391	United Therapeutics Corp.*	34,107
2,440	Vertex Pharmaceuticals, Inc.*	63,952
		1,803,485
	Total Investments (Cost $2,551,249)	2,178,515
	Liabilities in excess of other assets—(0.2%)	(5,463)
	Net Assets—100.0%	$2,173,052

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.0%
	Australia—1.2%
1,414,130	Babcock & Brown Wind Partners	$785,986
276,203	Energy Developments Ltd.	456,502
		1,242,488
	Austria—1.5%
33,688	Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,585,537
	Belgium—2.2%
1,013,804	Hansen Transmissions International N.V.*	1,707,446
34,896	Umicore	620,874
		2,328,320
	Brazil—3.1%
686,200	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A.*	280,714
327,000	Cosan S.A. Industria e Comercio*	1,642,149
215,900	Sao Martinho S.A.*	1,349,185
		3,272,048
	Canada—2.3%
161,092	5N Plus, Inc.*	629,343
396,074	Ballard Power Systems, Inc.*	1,081,520
57,498	Boralex, Inc.*	342,855
142,842	Canadian Hydro Developers, Inc.*	386,520
		2,440,238
	China—6.6%
1,121,700	BYD Co. Ltd., H-Shares	1,906,378
105,841	Gushan Environmental Energy Ltd. ADR	305,880
209,724	JA Solar Holdings Co. Ltd. ADR*	1,006,675
78,602	LDK Solar Co. Ltd. ADR*	1,427,413
67,733	Suntech Power Holdings Co. Ltd.*	1,185,328
218,359	Yingli Green Energy Holding Co. Ltd. ADR.*	1,150,752
		6,982,426
	Denmark—8.1%
177,872	Greentech Energy Systems A/S*	651,660
22,130	Novozymes A/S, Class B	1,554,176
41,460	Rockwool International A/S	2,773,234
44,597	SMA Solar Technology AG*	1,979,294
41,484	Vestas Wind Systems A/S*	1,690,363
		8,648,727
	Finland—1.5%
64,123	Fortum Oyj	1,567,854
	France—5.2%
87,908	EDF Energies Nouvelles S.A.	2,726,764
27,965	Saft Groupe S.A.	812,840
36,257	Sechilienne-Sidec	1,385,036
90,428	Theolia S.A.*	625,379
		5,550,019

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Germany—7.5%
49,920	Centrotherm Photovoltaics AG*	$1,436,317
70,660	Conergy AG	387,214
24,912	Envitec Biogas AG*	475,591
145,206	Nordex AG*	1,888,941
30,186	Q-Cells AG*	1,189,196
19,274	Roth & Rau AG*	406,855
21,374	Solar Millenium AG*	379,951
55,466	Solarworld AG	1,358,301
16,155	Solon AG fuer Solartechnik*	472,927
		7,995,293
	Ireland—2.0%
372,912	Kingspan Group PLC	2,132,592
	Japan—5.0%
287,000	GS Yuasa Corp.	726,686
516	Japan Wind Development Co. Ltd.	962,043
340,000	Meidensha Corp.	543,966
609,000	Sanyo Electric Co. Ltd.*	925,898
253,000	Sharp Corp.	1,808,663
213,000	Takuma Co. Ltd.	421,821
		5,389,077
	New Zealand—1.6%
400,407	Contact Energy Ltd.	1,694,108
	Norway—1.1%
125,809	Renewable Energy Corp. A/S*	1,187,534
	Philippines—1.8%
31,907,000	Energy Development Corp.	1,937,146
	Spain—11.2%
102,813	Abengoa S.A.	1,493,677
27,196	Acciona S.A.	2,559,346
551,289	EDP Renovaveis S.A.*	2,816,617
118,277	Gamesa Corporacion Technologica S.A.	1,929,236
911,095	Iberdrola Renovables*	2,757,645
128,195	Solaria Energia y Medio Ambiente S.A.*	380,827
		11,937,348
	Switzerland—2.5%
21,921	BKW FMB Energie AG	1,967,435
1,548	Gurit Holding AG	690,778
		2,658,213
	United Kingdom—3.4%
109,396	Climate Exchange PLC*	1,721,606
880,493	PV Crystalox Solar PLC	1,930,545
		3,652,151

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Clean Energy Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United States—32.2%
163,593	American Superconductor Corp.*	$2,046,548
162,203	Aventine Renewable Energy Holdings, Inc.*	316,296
113,721	Baldor Electric Co.*	1,996,941
770,380	Capstone Turbine Corp.*	1,040,013
90,923	Covanta Holding Corp.*	1,960,300
131,979	Cree, Inc.*	2,590,748
72,034	Echelon Corp.*	585,636
50,100	Ener1, Inc.*	392,283
44,918	Energy Conversion Devices, Inc.*	1,533,500
88,085	EnerNOC, Inc.*	581,361
461,682	Evergreen Solar, Inc.*	1,749,775
13,050	First Solar, Inc.*	1,875,285
215,013	FuelCell Energy, Inc.*	1,027,762
280,100	GT Solar International, Inc.*	1,291,261
176,133	International Rectifier Corp.*	2,719,493
37,011	Itron, Inc.*	1,794,293
116,500	Johnson Controls, Inc.	2,065,545
25,981	Maxwell Technologies, Inc.*	235,648
92,216	MEMC Electronic Materials, Inc.*	1,694,930
56,476	Ormat Technologies, Inc.	1,364,460
686,630	Plug Power, Inc.*	672,897
42,476	Power Integrations, Inc.*	891,571
550,371	Power-One, Inc.*	610,912
30,536	SunPower Corp., Class A*	1,192,736
32,372	Ultralife Corp.*	281,313
1,399,288	VeraSun Energy Corp.*	671,658
305,317	Verenium Corp.*	311,423
75,405	Zoltek Cos., Inc.*	889,025
		34,383,613
	Total Investments** (Cost $219,045,490)—100.0%	106,584,732
	Liabilities in excess of other assets—0.0%	(32,101)
	Net Assets—100.0%	$106,552,631

ADR American Depository Receipt

*  Non Income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Coal Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.2%
	Australia—16.0%
6,724	Aquila Resources Ltd.*	$16,361
9,309	Centennial Coal Co. Ltd.	21,733
5,290	Energy Resources of Australia Ltd.	49,806
5,446	Felix Resources Ltd.	43,026
2,193	Gloucester Coal Ltd.	6,264
22,416	New Hope Corp. Ltd.	51,457
17,070	Paladin Energy Ltd.*	25,963
4,915	Riversdale Mining Ltd.*	9,963
		224,573
	Canada—10.0%
8,300	Cameco Corp.	134,687
5,300	Denison Mines Corp.*	6,669
		141,356
	China—18.7%
83,000	China Coal Energy Co., H-Shares	50,337
76,500	China Shenhua Energy Co. Ltd., H-Shares	145,234
20,300	Inner Mongolia Yitai Coal Co., Class B	34,315
54,000	Yanzhou Coal Mining Co. Ltd., H-Shares	33,350
		263,236
	Indonesia—8.7%
499,500	Bumi Resources Tbk PT	89,703
64,000	Tambang Batubara Bukit Asam Tbk PT	32,147
		121,850
	Singapore—1.4%
30,000	Straits Asia Resources Ltd.	19,975
	Thailand—2.5%
7,500	Banpu PCL	35,258
	United Kingdom—0.5%
4,358	UK Coal PLC*	6,857
	United States—42.4%
1,000	Alliance Resource Partners LP	32,000
1,521	Alpha Natural Resources, Inc.*	54,406
2,616	Arch Coal, Inc.	56,009
3,648	Consol Energy, Inc.	114,511
1,258	Foundation Coal Holdings, Inc.	26,116
4,200	International Coal Group, Inc.*	19,656
700	James River Coal Co.*	13,454
2,233	Massey Energy Co.	51,560
1,500	Patriot Coal Corp.*	23,745
3,964	Peabody Energy Corp.	136,797
3,083	USEC, Inc.*	12,733
1,445	Walter Industries, Inc.	55,994
		596,981
	Total Investments (Cost $2,434,301)—100.2%	1,410,086
	Liabilities in excess of other assets—(0.2%)	(2,632)
	Net Assets—100.0%	$1,407,454

*  Non-income producing security

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—96.8%
	Australia—10.0%
47,420	Lihir Gold Ltd.*	$58,742
6,561	Newcrest Mining Ltd.	89,539
30,856	PanAust Ltd.*	4,432
5,937	Sino Gold Mining Ltd.*	13,576
		166,289
	Bermuda—0.8%
5,568	Aquarius Platinum Ltd.	13,891
	Canada—39.8%
2,000	Agnico-Eagle Mines Ltd.	54,711
2,100	Alamos Gold, Inc.*	8,584
7,100	Barrick Gold Corp.	160,939
7,500	Eldorado Gold Corp.*	30,719
2,200	Franco-Nevada Corp.	31,249
2,600	Gammon Gold, Inc.*	8,639
7,100	GoldCorp, Inc.	131,623
1,300	Harry Winston Diamond Corp.	12,563
6,400	IAMGOLD Corp.	21,055
6,600	Kinross Gold Corp.	68,125
2,300	Novagold Resources, Inc.*	6,583
1,800	PAN American Silver Corp.*	20,342
4,100	Red Back Mining, Inc.*	15,984
1,400	Silver Standard Resources, Inc.*	11,814
4,900	Silver Wheaton Corp.*	16,926
12,400	Yamana Gold, Inc.	58,642
		658,498
	China—1.6%
86,000	Zijin Mining Group Co., Ltd.	25,991
	Mexico—4.6%
8,400	Industrias Penoles SAB de CV	76,508
	South Africa—24.0%
4,325	AngloGold Ashanti Ltd.	81,563
1,057	Anglo Platinum Ltd.	43,342
13,517	Gold Fields Ltd.	93,382
8,751	Harmony Gold Mining Co., Ltd.*	63,515
8,268	Impala Platinum Holdings Ltd.	85,642
4,588	Mvelaphanda Resources Ltd.*	13,437
5,180	Northam Platinum Ltd.	16,158
		397,039
	United Kingdom—5.4%
1,926	Lonmin PLC	36,063
1,654	Randgold Resources Ltd.	52,663
		88,726
	United States—10.6%
11,956	Coeur d'Alene Mines Corp.*	8,608
2,765	Hecla Mining Co.*	6,885

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
5,274	Newmont Mining Corp.	$138,917
736	Royal Gold, Inc.	21,219
		175,629
	Total Investments (Cost $2,441,203)—96.8%	1,602,571
	Other assets less liabilities—3.2%	52,358
	Net Assets—100.0%	$1,654,929

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—4.9%
49,566	Energy Resources of Australia Ltd.	$466,666
385,075	Equinox Minerals Ltd.*	338,882
312,914	Paladin Energy Ltd.*	475,942
12,775	Silex Systems Ltd.*	33,039
		1,314,529
	Canada—5.0%
34,773	Aurora Energy Resources, Inc.*	37,180
47,057	Cameco Corp.	763,609
154,100	Denison Mines Corp.*	193,916
115,975	Uex Corp.*	76,309
313,862	Uranium One, Inc.*	263,305
		1,334,319
	France—10.7%
3,747	Areva S.A.	1,886,542
15,980	EDF	955,238
574	Sperian Protection	35,126
		2,876,906
	Germany—6.2%
23,327	E.ON AG	869,717
8,118	RWE AG	662,128
6,637	SGL Carbon AG*	127,453
		1,659,298
	India—1.6%
26,500	Larsen & Toubro Ltd. GDR	424,825
	Japan—29.4%
149,000	Hitachi Ltd.	700,701
4,300	Hokkaido Electric Power Co., Inc.	96,581
3,600	Hokuriku Electric Power Co.	95,026
473,000	IHI Corp.	574,792
31,000	Japan Steel Works (The) Ltd.	219,953
47,000	JGC Corp.	504,657
25,900	Kansai Electric Power (The) Co., Inc.	650,506
14,600	Kyushu Electric Power Co., Inc.	335,248
170,000	Mitsubishi Heavy Industries Ltd.	545,968
6,300	Shikoku Electric Power Co., Inc.	185,170
72,300	Sumitomo Electric Industries Ltd.	586,333
3,000	Taihei Dengyo Kaisha Ltd.	24,833
41,500	Tokyo Electric Power (The) Co., Inc.	1,177,214
430,000	Toshiba Corp.	1,556,729
4,000	Toshiba Plant Systems & Services Corp.	33,001
176,000	Toyo Engineering Corp.	506,703
20,700	Yokogawa Electric Corp.	96,012
		7,889,427
	Korea—1.6%
9,685	Doosan Heavy Industries and Construction Co. Ltd.	426,819

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Netherlands—0.5%
10,231	Chicago Bridge & Iron Co. N.V.	$126,762
	Switzerland—0.1%
290	BKW FMB Energie AG	26,028
	United Kingdom—4.9%
84,065	British Energy Group PLC	1,009,493
49,509	Serco Group PLC	296,425
		1,305,918
	United States—35.0%
10,973	Ametek, Inc.	364,852
4,630	Belden Inc.	96,489
1,794	CIRCOR International, Inc.	54,986
10,121	Constellation Energy Group, Inc.	245,029
41,542	Duke Energy Corp.	680,458
27,301	Emerson Electric Co.	893,562
4,188	Entergy Corp.	326,873
17,604	Exelon Corp.	954,842
4,733	Federal Signal Corp.	40,278
6,123	Flowserve Corp.	348,521
11,654	Fluor Corp.	465,344
5,612	General Cable Corp.*	95,853
37,589	General Electric Co.	733,361
5,374	Kirby Corp.*	184,436
1,019	Landauer, Inc.	55,087
23,797	McDermott International, Inc.*	407,643
3,511	Mine Safety Appliances Co.	94,797
4,897	MKS Instruments, Inc.*	90,839
17,649	Parker Hannifin Corp.	684,252
10,510	Progress Energy, Inc.	413,779
18,625	SAIC, Inc.*	344,004
19,300	Shaw Group (The), Inc.*	345,277
5,615	SPX Corp.	217,525
1,809	Team, Inc.*	50,236
20,622	Thermo Fisher Scientific, Inc.*	837,253
90,103	USEC, Inc.*	372,126
		9,397,702
	Total Investments** (Cost $49,571,748)—99.9%	26,782,533
	Other assets less liabilities—0.1%	19,365
	Net Assets—100.0%	$26,801,898

GDR Global Depositary Receipt.

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Progressive Transportation Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.7%
	Brazil—1.6%
13,800	Log-in Logistica Intermodal S.A.*	$29,590
	Canada—10.4%
1,100	Canadian National Railway Co.	47,586
1,900	Enbridge, Inc.	65,740
6,300	New Flyer Industries, Inc.	50,521
6,400	Westport Innovations, Inc.*	27,582
		191,429
	Chile—3.1%
2,521	Sociedad Quimica y Minera de Chile S.A. ADR	57,731
	France—5.0%
742	Alstom S.A.	36,589
1,294	Bouygues	54,818
		91,407
	Germany—4.3%
1,182	Hamburger Hafen und Logistik AG	39,389
539	Vossloh AG	40,605
		79,994
	Italy—7.1%
4,993	Ansaldo STS SpA	63,638
37,642	Piaggio & C SpA	66,975
		130,613
	Japan—11.5%
8	East Japan Railway Co.	57,021
17,000	GS Yuasa Corp.	43,044
14,000	Kinki Sharyo Co., Ltd	51,664
2,100	Shimano, Inc.	60,169
		211,898
	Mexico—2.5%
1,440	Grupo Aeroportuario del Sureste SAB de CV ADR	46,426
	Norway—1.0%
9,000	BW GAS Ltd.*	19,117
	Taiwan—7.4%
31,000	Giant Manufacturing Co. Ltd.	74,964
44,000	Merida Industry Co. Ltd.	61,273
		136,237
	United Kingdom—2.7%
3,357	BG Group PLC	49,557
	United States—43.1%
581	Burlington Northern Santa Fe Corp.	51,743
3,857	Clean Energy Fuels Corp.*	29,699
961	CSX Corp.	43,937

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
12,673	Ener1, Inc.*	$99,230
1,501	Fuel Systems Solutions, Inc.*	42,703
1,456	Genesee & Wyoming, Inc., Class A*	48,558
1,657	Kirby Corp.*	56,869
1,366	Landstar System, Inc.	52,714
3,248	Marten Transport Ltd.*	59,698
871	Norfolk Southern Corp.	52,207
4,275	OceanFreight, Inc.	28,215
999	Overseas Shipholding Group, Inc.	37,542
10,764	Quantum Fuel Systems Technologies Worldwide, Inc.*	8,073
1,385	Reliance Steel & Aluminum Co.	34,680
761	Union Pacific Corp.	50,812
5,200	Valence Technology, Inc.*	11,960
1,627	WABCO Holdings, Inc.	29,888
2,683	Williams Cos., Inc.	56,263
		794,791
	Total Investments (Cost $2,478,149)—99.7%	1,838,790
	Other assets less liabilities—0.3%	4,892
	Net Assets—100.0%	$1,843,682

ADR American Depositary Receipt

*  Non-income producing security.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Steel Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.8%
	Australia—5.5%
4,057	BlueScope Steel Ltd.	$11,846
14,939	Fortescue Metals Group Ltd.*	29,333
1,534	Midwest Corp. Ltd.*	6,437
4,573	Mount Gibson Iron Ltd.*	1,222
2,823	Murchison Metals Ltd.*	1,421
4,700	OneSteel Ltd.	10,720
977	Sims Group Ltd.	9,301
		70,280
	Austria—1.7%
878	Voestalpine AG	21,318
	Brazil—7.7%
1,600	Anglo Ferrous Brazil S.A.*	21,442
3,300	Cia Siderurgica Nacional S.A.	44,720
2,500	Gerdau S.A.	13,460
2,000	MMX Mineracao e Metalicos S.A.*	3,893
1,300	Usinas Siderurgicas de Minas Gerais S.A.	15,160
		98,675
	Canada—0.4%
200	Labrador Iron Ore Royalty Income Fund	5,448
	Chile—0.8%
875	CAP S.A.	10,533
	China—0.5%
6,000	Angang Steel Co. Ltd.	3,681
12,000	Maanshan Iron & Steel, H-Shares	2,236
		5,917
	Finland—1.9%
1,099	Outokumpu OYJ	11,331
773	Rautaruukki OYJ	12,551
		23,882
	Germany—5.2%
337	Salzgitter AG	21,589
2,423	ThyssenKrupp AG	45,659
		67,248
	Japan—28.1%
3,000	Daido Steel Co. Ltd.	9,524
2,000	Hitachi Metals Ltd.	15,063
3,200	JFE Holdings, Inc.	81,781
17,000	Kobe Steel Ltd.	27,620
600	Maruichi Steel Tube Ltd.	13,671
35,000	Nippon Steel Corp.	117,998
5,000	Nisshin Steel Co. Ltd.	6,707
1,000	Sanyo Special Steel Co. Ltd.	2,869
25,000	Sumitomo Metal Industries Ltd.	64,403
900	Tokyo Steel Manufacturing Co. Ltd.	6,963

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
400	Yamato Kogyo Co. Ltd.	$9,469
1,000	Yodogawa Steel Works Ltd.	4,176
		360,244
	Korea—11.2%
360	Dongkuk Steel Mill Co. Ltd.	5,854
465	Hyundai Steel Co.	13,491
453	POSCO	124,770
		144,115
	Luxembourg—6.9%
3,066	ArcelorMittal	79,192
1,100	Ternium S.A. ADR	9,691
		88,883
	Mexico—0.4%
2,600	Industrias CH SAB de CV, Series B*	5,329
	Russia—3.8%
2,222	Mechel ADR	20,376
1,850	Evraz Group S.A. GDR	28,662
		49,038
	South Africa—3.5%
2,380	ArcelorMittal South Africa Ltd.	22,325
1,693	Kumba Iron Ore Ltd.	22,125
		44,450
	Spain—1.8%
1,397	Acerinox S.A.	17,473
800	Tubacex S.A.	2,838
1,001	Tubos Reunidos S.A.	2,639
		22,950
	Sweden—1.0%
1,300	Ssab Svenskt Stal AB, Series A	13,086
	Taiwan—4.3%
67,000	China Steel Corp.	48,388
4,000	Feng Hsin Iron & Steel Co.	2,806
6,000	Tung Ho Steel Enterprise Corp.	3,900
		55,094
	Turkey—1.5%
6,133	Eregli Demir ve Celik Fabrikalari TAS	19,052
	United States—13.6%
599	AK Steel Holding Corp.	8,338
552	Allegheny Technologies, Inc.	14,650
264	Carpenter Technology Corp.	4,778
562	Cliffs Natural Resources, Inc.	15,168
616	Commercial Metals Co.	6,838
1,674	Nucor Corp.	67,814
391	Reliance Steel & Aluminum Co.	9,791

See Notes to Financial Statements.

Schedule of Investments (Continued)

PowerShares Global Steel Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
161	Schnitzer Steel Industries, Inc., Class A	$4,336
1,019	Steel Dynamics, Inc.	12,146
628	United States Steel Corp.	23,161
587	Worthington Industries, Inc.	7,085
		174,105
	Total Common Stocks and Other Equity Interests (Cost $2,203,140)	1,279,647
	Money Market Fund—0.0%
	United States—0.0%
489	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $489)	489
	Total Investments** (Cost $2,203,629)—99.8%	1,280,136
	Other assets less liabilities—0.2%	2,011
	Net Assets—100.0%	$1,282,147

ADR American Depository Receipt

GDR Global Depository Receipt

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Water Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.4%
	Austria—2.4%
1,785,185	Christ Water Technology AG*(~)	$4,791,324
	Brazil—1.3%
222,600	Cia de Saneamento Basico do Estado de Sao Paulo	2,595,796
	Canada—4.3%
137,600	GLV, Inc., Class A*	465,158
507,207	Stantec, Inc.*	8,072,094
		8,537,252
	Finland—6.9%
1,018,240	Kemira Oyj	9,077,659
481,303	Uponor Oyj	4,545,309
		13,622,968
	France—8.2%
481,000	Suez Environnement S.A.*	9,148,986
285,198	Veolia Environnement	7,031,627
		16,180,613
	Germany—4.6%
10,974	KSB AG	3,664,860
91,333	Siemens AG	5,343,503
		9,008,363
	Hong Kong—1.9%
12,247,909	Guangdong Investment Ltd.	3,748,637
	Italy—1.4%
217,411	ACEA SpA	2,820,422
	Japan—14.0%
2,391,000	Ebara Corp.	4,773,966
536,400	Kurita Water Industries Ltd.	12,258,452
1,714,000	ORGANO Corp.	10,716,759
		27,749,177
	Malaysia—1.3%
4,520,900	Puncak Niaga Holding BHD	2,533,247
	Netherlands—3.9%
650,678	Arcadis N.V.	7,661,370
	Singapore—4.2%
7,902,000	Hyflux Ltd.	8,307,244
	Spain—1.4%
151,903	Sociedad General de Aguas de Barcelona S.A., Class A	2,811,800
	Switzerland—2.5%
47,824	Geberit AG	4,933,128

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	United Kingdom—10.1%
3,304,146	Halma PLC	$8,771,788
361,048	Severn Trent PLC	8,012,087
270,986	United Utilities Group PLC	3,072,144
		19,856,019
	United States—31.0%
175,700	American Water Works Co., Inc.	3,563,196
191,699	Aqua America, Inc.	3,450,582
170,352	Danaher Corp.	10,091,652
129,030	Itron, Inc.*	6,255,374
120,284	ITT Corp.	5,352,638
710,845	Nalco Holding Co.	10,037,131
173,684	Pentair, Inc.	4,800,626
467,274	Tetra Tech, Inc.*	10,275,355
135,414	Valmont Industries, Inc.	7,417,979
		61,244,533
	Total Investments** (Cost $320,608,149)—99.4%	196,401,893
	Other assets less liabilities—0.6%	1,115,039
	Net Assets—100.0%	$197,516,932

(~)  Affiliated Investments. See Note 4.

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares Global Wind Energy Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.5%
	Belgium—2.7%
223,306	Hansen Transmissions International N.V.*	$376,091
	Canada—2.4%
124,331	Canadian Hydro Developers, Inc.*	336,430
	China—3.5%
628,000	China High Speed Transmission Equipment Group Co., Ltd.	498,863
	Denmark—8.0%
48,600	Greentech Energy Systems A/S*	178,053
23,225	Vestas Wind Systems A/S*	946,357
		1,124,410
	France—6.1%
20,243	EDF Energies Nouvelles S.A.	627,906
33,056	Theolia S.A.*	228,607
		856,513
	Germany—8.5%
7,644	E.ON AG	284,997
32,312	Nordex AG*	420,338
51,097	Plambeck Neue Energien AG*	67,135
1,437	REpower Systems AG*	193,336
4,018	Siemens AG	235,076
		1,200,882
	Greece—1.6%
10,929	C.Rokas S.A.	222,598
	Hong Kong—0.6%
4,510,000	China WindPower Group Ltd.*	90,642
	Japan—14.9%
100	Japan Wind Development Co., Ltd.	186,442
595,000	Mitsubishi Heavy Industries Ltd.	1,910,888
		2,097,330
	Spain—20.7%
383	Acciona S.A.	36,043
117,189	EDP Renovaveis S.A.*	598,736
8,122	Endesa S.A.	267,962
141,352	Fersa Energias Renovables S.A.	323,665
67,307	Gamesa Corporacion Tecnologica S.A.	1,097,856
197,387	Iberdrola Renovables S.A.*	597,439
		2,921,701
	Switzerland—11.5%
123,671	ABB Ltd. ADR	1,626,274
	United Kingdom—6.1%
51,715	Centrica PLC	255,129
116,388	Clipper Windpower PLC*	357,874

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
21,040	International Power PLC	$75,570
127,611	Renewable Energy Generation Ltd.	166,767
		855,340
	United States—12.9%
9,438	AES (The) Corp.*	75,221
53,338	American Superconductor Corp.*	667,258
5,681	FPL Group, Inc.	268,370
15,573	General Electric Co.	303,829
6,129	Xcel Energy, Inc.	106,767
34,412	Zoltek Cos., Inc.*	405,717
		1,827,162
	Total Investments** (Cost $27,260,482)	14,034,236
	Other assets less liabilities—0.5%	73,192
	Net Assets—100.0%	$14,107,428

ADR American Depository Receipt

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares International Listed Private Equity Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—99.9%
	Australia—11.8%
782,807	Babcock & Brown Infrastructure Group	$99,319
230,010	Macquarie Airports	324,752
133,411	Macquarie Communications Infrastructure Group	142,442
368,045	Macquarie Infrastructure Group	478,926
67,211	Macquarie Media Group Ltd.	55,779
		1,101,218
	Belgium—9.2%
6,773	Ackermans & van Haaren N.V.	386,684
7,280	GIMV N.V.	301,485
31,049	RHJ International*	167,200
		855,369
	Bermuda—1.7%
45,800	GP Investments Ltd.*	161,518
	Canada—5.2%
7,992	Clairvest Group, Inc.	85,123
23,311	Onex Corp.	399,749
		484,872
	Finland—0.7%
40,091	CapMan Oyj, Class B	67,794
	France—14.8%
19,017	Altamir Amboise	75,858
10,197	Eurazeo	610,794
7,848	Paris Orleans et Cie S.A.	208,148
10,116	Wendel	480,865
		1,375,665
	Germany—2.3%
8,053	ADCapital AG	71,288
13,174	Arques Industries AG	46,096
7,595	Deutsche Beteiligungs AG	100,034
		217,418
	Guernsey—0.7%
30,149	European Capital Ltd.	68,805
	Italy—1.7%
93,293	DeA Capital SpA*	153,326
	Japan—5.3%
208	Daiwa SMBC Capital Co. Ltd.	92,043
12,900	Jafco Co. Ltd.	347,799
72,000	Japan Asia Investment Co. Ltd.	54,782
		494,624

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Korea—4.2%
32,200	KTB Securities Co., Ltd.*	$69,507
87,220	Macquarie Korea Infrastructure Fund	321,085
		390,592
	Netherlands—8.9%
10,732	HAL Trust	829,585
	Singapore—1.7%
1,134,000	K1 Ventures Ltd.	152,999
	South Africa—2.5%
49,627	Brait S.A.	77,804
37,187	Hosken Consolidated Investment Ltd.	152,924
		230,728
	Spain—0.7%
5,260	Dinamia	68,735
	Sweden—6.9%
33,000	Ratos AB, Class B	579,924
8,200	Traction Holding AB	61,704
		641,628
	United Kingdom—21.6%
74,826	3i Group PLC	655,266
27,739	AP Alternative Assets LP	97,740
6,964	Candover Investments PLC	156,014
16,850	Dunedin Enterprise Investment Trust PLC	73,456
11,182	Electra Private Equity PLC	171,587
27,400	Graphite Enterprise Trust PLC	77,755
12,133	HgCapital Trust PLC	143,178
22,167	Intermediate Capital Group PLC	346,946
105,217	IP Group PLC	113,253
132,627	LMS Capital PLC	111,767
53,422	JZ Capital Partners Ltd.*	65,734
		2,012,696
	Total Investments** (Cost $18,195,001)—99.9%	9,307,572
	Other assets less liabilities—0.1%	5,189
	Net Assets—100.0%	$9,312,761

ADR American Depositary Receipt

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

October 31, 2008

Number of Shares		Value
	Common Stocks and Other Equity Interests—100.6%
	Egypt—13.7%
74,590	Commercial International Bank	$375,586
7,387	Egyptian Co. for Mobile Services	144,807
74,529	Egyptian Financial Group-Hermes Holding SAE	311,489
142,309	Egyptian Kuwaiti Holding Co.	198,142
22,824	El Ezz Steel Co.	37,905
21,992	Orascom Construction Industries	735,223
114,145	Orascom Telecom Holding SAE	664,568
87,064	Telecom Egypt	208,737
		2,676,457
	Jordan—15.1%
95,325	Arab Bank	2,314,523
4,232	Arab Potash Co. PLC	207,191
8,874	Jordan Kuwait Bank	79,768
5,443	Jordan Petroleum Refinery Co.	54,449
7,892	Jordan Steel	27,281
14,326	Jordanian Electric Power Co.	69,749
13,597	Middle East Complex for Engineering Electric and Heavy Industries PLC*	45,127
28,973	Tameer Jordan Holdings PSC*	56,367
31,260	United Arab Investors	79,722
		2,934,177
	Kuwait—22.4%
60,000	Commercial Bank of Kuwait	279,088
72,500	Global Investment House KSCC	128,196
52,500	Gulf Bank KSC	184,109
95,000	Investment Dar Co.	191,602
116,000	Kuwait Finance House	797,214
55,000	Kuwait Investment Projects Co. Holding	163,357
315,000	Mobile Telecommunications Co. KSC	1,374,509
127,500	National Bank of Kuwait	739,727
152,500	National Industries Group Holding	350,872
60,000	Public Warehousing (The) Co. KSC	160,194
		4,368,868
	Lebanon—2.8%
25,550	Solidere - GDR	543,604
	Morocco—16.3%
3,000	Attijariwafa Bank	94,134
499	Banque Centrale Populaire	126,263
30,856	Banque Marocaine du Commerce Exterieur	964,090
939	Compagnie Generale Immobiliere	223,324
27,654	Douja Promotion Groupe Addoha S.A.	439,210
42,594	Maroc Telecom	866,509
2,695	ONA S.A.	453,170
		3,166,700

Number of Shares		Value
	Common Stocks and Other Equity Interests (Continued)
	Oman—4.3%
133,770	Bank Muscat SAOG	$314,757
178,507	Bank Sohar*	77,637
15,938	Galfar Engineering & Contracting SAOG	30,772
57,378	Oman Telecommunications Co.	249,079
26,918	Raysut Cement Co.	84,591
43,787	Renaissance Services SAOG	80,316
		837,152
	Qatar—12.3%
16,736	Barwa Real Estate Co.	161,025
10,743	Doha Bank QSC	127,306
32,598	First Finance Co.*	237,849
35,320	Qatar Gas Transport Co. Ltd. (Nakilat)*	232,280
2,707	Qatar Insurance Co.	70,140
8,041	Qatar International Islamic Bank*	138,345
12,174	Qatar Islamic Bank	316,437
15,125	Qatar National Bank SAQ	630,295
3,827	Qatar Navigation	88,499
10,095	Qatar Telecom Q-Tee QSC	394,521
		2,396,697
	United Arab Emirates—13.7%
1,543,058	DP World Ltd.	524,640
170,066	Dubai Investments*	91,881
131,906	Dubai Islamic Bank	151,879
1,190,884	Emaar Properties PJSC	1,785,745
64,474	Emirates NBD PJSC*	110,138
		2,664,283
	Total Investments** (Cost $30,473,090)—100.6%	19,587,938
	Liabilities in excess of other assets—(0.6%)	(114,392)
	Net Assets—100.0%	$19,473,546

GDR Global Depository Receipt

*  Non-income producing security.

**  A majority of foreign securities were fair valued using adjusted closing market prices.

See Notes to Financial Statements.

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Statements of Assets and Liabilities

October 31, 2008

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
ASSETS:
Unaffiliated investments at value	$23,964,732	$12,949,941	$11,443,602	$46,419,178	$4,232,181
Affiliated investments at value (Note 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign currency, at value	209,104	1,918,218	21,036	679,154	—
Unrealized appreciation on forward currency exchange contracts	—	—	—	69	35
Receivables:
Foreign tax reclaims	51,215	—	—	35,031	4,577
Dividends and interest	20,268	35,489	18,233	124,394	7,343
Shares sold	—	—	—	—	—
Investments sold	—	62,522	—	170,202	16,256
Unitary management fee waiver due from Adviser	—	—	—	—	—
Other	—	39,516	—	—	—
Total Assets	24,245,319	15,005,686	11,482,871	47,428,028	4,260,392
LIABILITIES:
Due to custodian	77,647	2,056,345	82,603	937,602	20,312
Due to foreign custodian	—	—	—	—	851
Unrealized depreciation on forward currency exchange contracts	—	37	—	—	—
Payables:
Investments purchased	206,804	—	—	42,336	4,928
Shares repurchased	21,000	—	—	—	—
Accrued unitary management fees	18,084	11,207	9,048	32,208	3,061
Dividends payable	—	—	—	—	—
Total Liabilities	323,535	2,067,589	91,651	1,012,146	29,152
NET ASSETS	$23,921,784	$12,938,097	$11,391,220	$46,415,882	$4,231,240
NET ASSETS CONSIST OF:
Shares of beneficial interest	$47,273,808	$34,931,530	$30,097,900	$99,906,587	$10,549,566
Undistributed net investment income (loss)	(45,087)	37	—	(144)	(690)
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(17,239,664)	(15,908,400)	(7,381,652)	(24,731,358)	(2,973,773)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(6,067,273)	(6,085,070)	(11,325,028)	(28,759,203)	(3,343,863)
Net Assets	$23,921,784	$12,938,097	$11,391,220	$46,415,882	$4,231,240
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,800,000	1,400,000	1,000,000	4,100,000	400,000
Net asset value	$13.29	$9.24	$11.39	$11.32	$10.58
Share price	$12.84	$9.45	$12.15	$11.27	$10.69
Unaffiliated investments at cost	$30,030,071	$19,012,657	$22,768,608	$75,135,825	$7,574,627
Affiliated investments at cost	—	—	—	—	—
Foreign currency, at cost	$209,996	$1,937,300	$21,097	$714,227	$(1,057)

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
ASSETS:
Unaffiliated investments at value	$2,018,999	$14,408,520	$6,293,066	$58,519,503
Affiliated investments at value (Note 4)	—	—	—	—
Cash	—	8,924	—	—
Foreign currency, at value	91,374	282	20,258	—
Unrealized appreciation on forward currency exchange contracts	—	—	—	37
Receivables:
Foreign tax reclaims	—	77	—	30,176
Dividends and interest	6,319	5,150	16,081	201,910
Shares sold	—	—	—	5,572,086
Investments sold	7,167	—	—	326,004
Unitary management fee waiver due from Adviser	—	—	—	—
Other	—	—	—	—
Total Assets	2,123,859	14,422,953	6,329,405	64,649,716
LIABILITIES:
Due to custodian	102,996	—	30,170	319,439
Due to foreign custodian	—	—	—	233,468
Unrealized depreciation on forward currency exchange contracts	—	—	—	—
Payables:
Investments purchased	—	—	—	5,545,300
Shares repurchased	—	—	—	4,000
Accrued unitary management fees	643	10,607	4,838	38,633
Dividends payable	—	—	—	—
Total Liabilities	103,639	10,607	35,008	6,140,840
NET ASSETS	$2,020,220	$14,412,346	$6,294,397	$58,508,876
NET ASSETS CONSIST OF:
Shares of beneficial interest	$2,264,002	$26,666,302	$15,568,089	$97,488,163
Undistributed net investment income (loss)	6,762	—	21,595	1,150,984
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(27,268)	(594,354)	(1,571,040)	(2,820,097)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(223,276)	(11,659,602)	(7,724,247)	(37,310,174)
Net Assets	$2,020,220	$14,412,346	$6,294,397	$58,508,876
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	500,000	600,000	2,100,000
Net asset value	$20.20	$28.82	$10.49	$27.86
Share price	$20.20	$28.76	$10.88	$28.41
Unaffiliated investments at cost	$2,242,377	$26,068,095	$14,016,200	$95,822,751
Affiliated investments at cost	—	—	—	—
Foreign currency, at cost	$91,298	$283	$20,037	$(270,231)

Statements of Assets and Liabilities (Continued)

October 31, 2008

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio	PowerShares FTSE RAFI International Real Estate Portfolio
ASSETS:
Unaffiliated investments at value	$13,532,916	$56,643,110	$5,209,725	$3,356,608	$2,356,937
Affiliated investments at value (Note 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign currency, at value	115,987	96,240	42,382	80,747	2,157
Unrealized appreciation on forward currency exchange contracts	—	—	5	—	—
Receivables:
Foreign tax reclaims	1,025	—	3,743	1,442	—
Dividends and interest	68,745	248,523	5,976	5,947	8,313
Shares sold	—	—	—	—	—
Investments sold	163,133	272,963	21,901	84,070	—
Unitary management fee waiver due from Adviser	—	—	—	—	—
Other	—	—	—	—	—
Total Assets	13,881,806	57,260,836	5,283,732	3,528,814	2,367,407
LIABILITIES:
Due to custodian	168,092	662,606	79,908	76,617	462
Due to foreign custodian	—	—	—	—	—
Unrealized depreciation on forward currency exchange contracts	1,408	—	—	355	—
Payables:
Investments purchased	166,934	47,236	—	89,509	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	9,834	42,279	3,535	2,411	1,656
Dividends payable	—	—	—	—	—
Total Liabilities	346,268	752,121	83,443	168,892	2,118
NET ASSETS	$13,535,538	$56,508,715	$5,200,289	$3,359,922	$2,365,289
NET ASSETS CONSIST OF:
Shares of beneficial interest	$24,043,550	$106,813,360	$10,149,177	$7,299,657	$4,763,328
Undistributed net investment income (loss)	19,149	771,309	(41)	17,082	23,100
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(1,173,257)	(9,411,913)	(370,424)	(274,541)	(116,781)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(9,353,904)	(41,664,041)	(4,578,423)	(3,682,276)	(2,304,358)
Net Assets	$13,535,538	$56,508,715	$5,200,289	$3,359,922	$2,365,289
Shares outstanding (unlimited amount authorized, $0.01 par value)	1,000,000	4,200,000	200,000	300,000	200,000
Net asset value	$13.54	$13.45	$26.00	$11.20	$11.83
Share price	$13.99	$13.52	$26.15	$11.17	$12.09
Unaffiliated investments at cost	$22,875,298	$98,300,269	$9,778,823	$7,029,312	$4,661,583
Affiliated investments at cost	—	—	—	—	—
Foreign currency, at cost	$126,937	$99,406	$46,285	$90,580	$2,133

See Notes to Financial Statements.

	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio
ASSETS:
Unaffiliated investments at value	$6,555,700	$1,643,574	$2,178,515	$106,584,732
Affiliated investments at value (Note 4)	—	—	—	—
Cash	—	93,272	—	48,764
Foreign currency, at value	490	—	—	2,436
Unrealized appreciation on forward currency exchange contracts	—	—	—	—
Receivables:
Foreign tax reclaims	—	—	—	23,635
Dividends and interest	71,699	901	—	36,051
Shares sold	—	—	—	—
Investments sold	—	—	5,161	1,140,057
Unitary management fee waiver due from Adviser	—	—	—	—
Other	—	—	—	—
Total Assets	6,627,889	1,737,747	2,183,676	107,835,675
LIABILITIES:
Due to custodian	67,914	—	8,666	—
Due to foreign custodian	—	59,509	598	—
Unrealized depreciation on forward currency exchange contracts	—	—	—	—
Payables:
Investments purchased	—	17,014	—	—
Shares repurchased	—	—	—	1,202,175
Accrued unitary management fees	4,222	1,038	1,360	80,869
Dividends payable	—	—	—	—
Total Liabilities	72,136	77,561	10,624	1,283,044
NET ASSETS	$6,555,753	$1,660,186	$2,173,052	$106,552,631
NET ASSETS CONSIST OF:
Shares of beneficial interest	$9,671,027	$2,532,055	$2,547,511	$259,971,234
Undistributed net investment income (loss)	52,653	—	—	218,241
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(422,577)	(11,025)	(941)	(41,174,246)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(2,745,350)	(860,844)	(373,518)	(112,462,598)
Net Assets	$6,555,753	$1,660,186	$2,173,052	$106,552,631
Shares outstanding (unlimited amount authorized, $0.01 par value)	200,000	100,000	100,000	8,700,000
Net asset value	$32.78	$16.60	$21.73	$12.25
Share price	$32.67	$16.69	$21.87	$12.43
Unaffiliated investments at cost	$9,306,507	$2,510,967	$2,551,249	$219,045,490
Affiliated investments at cost	—	—	—	—
Foreign currency, at cost	$508	$(64,616)	$(691)	$2,554

Statements of Assets and Liabilities (Continued)

October 31, 2008

	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Progressive Transportation Portfolio	PowerShares Global Steel Portfolio
ASSETS:
Unaffiliated investments at value	$1,410,086	$1,602,571	$26,782,533	$1,838,790	$1,280,136
Affiliated investments at value (Note 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign currency, at value	203	258,207	22	18,888	—
Unrealized appreciation on forward currency exchange contracts	—	—	—	—	—
Receivables:
Dividends and interest	1,702	106	82,853	4,140	8,446
Foreign tax reclaims	—	—	4,851	—	—
Shares sold	—	—	—	—	—
Investments sold	14,013	60,645	—	—	175,403
Unitary management fee waiver due from Adviser	—	—	—	—	—
Other	—	—	—	—	—
Total Assets	1,426,004	1,921,529	26,870,259	1,861,818	1,463,985
LIABILITIES:
Due to custodian	15,827	153,750	50,343	15,193	63,587
Due to foreign custodian	—	—	—	—	117,387
Unrealized depreciation on forward currency exchange contracts	—	—	—	—	—
Payables:
Investments purchased	1,611	111,606	—	1,749	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	962	1,244	18,018	1,194	864
Dividends payable	150	—	—	—	—
Total Liabilities	18,550	266,600	68,361	18,136	181,838
NET ASSETS	$1,407,454	$1,654,929	$26,801,898	$1,843,682	$1,282,147
NET ASSETS CONSIST OF:
Shares of beneficial interest	$2,440,127	$2,504,224	$50,497,128	$2,497,853	$2,418,021
Undistributed net investment income (loss)	3,992	—	94,243	5,383	—
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(12,397)	(26,066)	(1,004,882)	(19,939)	(210,892)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,024,268)	(823,229)	(22,784,591)	(639,615)	(924,982)
Net Assets	$1,407,454	$1,654,929	$26,801,898	$1,843,682	$1,282,147
Shares outstanding (unlimited amount authorized, $0.01 par value)	100,000	100,000	1,900,000	100,000	100,000
Net asset value	$14.07	$16.55	$14.11	$18.44	$12.82
Share Price	$14.31	$16.74	$14.25	$18.56	$12.91
Unaffiliated Investments at cost	$2,434,301	$2,441,203	$49,571,748	$2,478,149	$2,203,629
Affiliated investments at cost	—	—	—	—	—
Foreign currency, at cost	$119	$270,190	$26	$19,403	$(139,226)

See Notes to Financial Statements.

	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares International Listed Private Equity Portfolio	PowerShares MENA Frontier Countries Portfolio
ASSETS:
Unaffiliated investments at value	$191,610,569	$14,034,236	$9,307,572	$19,587,938
Affiliated investments at value (Note 4)	4,791,324	—	—	—
Cash	1,053,246	66,090	—	—
Foreign currency, at value	77,348	—	34,316	4,260,810
Unrealized appreciation on forward currency exchange contracts	—	13	—	—
Receivables:
Dividends and interest	304,482	17,783	6,814	4
Foreign tax reclaims	91,673	—	9,752	—
Shares sold	—	—	—	—
Investments sold	1,459,077	89,804	—	112,554
Unitary management fee waiver due from Adviser	—	—	—	4,879
Other	—	—	—	—
Total Assets	199,387,719	14,207,926	9,358,454	23,966,185
LIABILITIES:
Due to custodian	—	—	32,963	4,474,096
Due to foreign custodian	—	81,555	—	—
Unrealized depreciation on forward currency exchange contracts	240	—	3	—
Payables:
Investments purchased	517,678	9,130	5,895	—
Shares repurchased	1,216,971	—	—	—
Accrued unitary management fees	135,898	9,813	6,832	18,543
Dividends payable	—	—	—	—
Total Liabilities	1,870,787	100,498	45,693	4,492,639
NET ASSETS	$197,516,932	$14,107,428	$9,312,761	$19,473,546
NET ASSETS CONSIST OF:
Shares of beneficial interest	$401,123,453	$29,299,796	$20,531,870	$33,990,798
Undistributed net investment income (loss)	2,316,048	87,571	14,782	—
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(81,681,937)	(2,056,977)	(2,345,599)	(3,554,387)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(124,240,632)	(13,222,962)	(8,888,292)	(10,962,865)
Net Assets	$197,516,932	$14,107,428	$9,312,761	$19,473,546
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,000,000	1,400,000	900,000	1,300,000
Net asset value	$12.34	$10.08	$10.35	$14.98
Share Price	$12.14	$10.39	$10.36	$15.13
Unaffiliated Investments at cost	$305,870,940	$27,260,482	$18,195,001	$30,473,090
Affiliated investments at cost	$14,737,209		—	—
Foreign currency, at cost	$61,407	$(93,441)	$32,893	$4,338,523

Statements of Operations

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio	PowerShares Dynamic Developed International Opportunities Portfolio	PowerShares Dynamic Europe Portfolio
	For the Period December 27, 2007* Through October 31, 2008	For the Period December 27, 2007* Through October 31, 2008	Year Ended October 31, 2008	Year Ended October 31, 2008	Year Ended October 31, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$1,202,297	$847,587	$1,407,357	$2,574,728	$397,515
Affiliated dividend income	9	—	836	599	76
Foreign withholding tax	(179,621)	(60,611)	(36,964)	(271,352)	(41,355)
Total Income	1,022,685	786,976	1,371,229	2,303,975	356,236
EXPENSES:
Unitary management fees	278,731	221,385	239,393	505,603	63,150
Unitary management fee waivers	—	—	—	—	—
Net Expenses	278,731	221,385	239,393	505,603	63,150
Net Investment Income (Loss)	743,954	565,591	1,131,836	1,798,372	293,086
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(17,256,646)	(16,054,572)	(7,485,684)	(24,616,911)	(2,932,072)
In-kind redemptions	(1,451,056)	(1,420,726)	(841,527)	832,672	(43,512)
Foreign currency related transactions	(389,835)	(597,641)	(144,628)	(364,947)	(16,845)
Net realized gain (loss)	(19,097,537)	(18,072,939)	(8,471,839)	(24,149,186)	(2,992,429)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,065,339)	(6,062,716)	(15,775,105)	(31,509,488)	(3,822,414)
Translation of assets and liabilities denominated in foreign currencies	(1,934)	(22,354)	(761)	(44,775)	(2,346)
Net realized and unrealized gain (loss) on investments	(25,164,810)	(24,158,009)	(24,247,705)	(55,703,449)	(6,817,189)
Net increase (decrease) in net assets resulting from operations	$(24,420,856)	$(23,592,418)	$(23,115,869)	$(53,905,077)	$(6,524,103)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
	For the Period October 15, 2008* Through October 31, 2008	Year Ended October 31, 2008	Year Ended October 31, 2008	Year Ended October 31, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$6,438	$1,035,809	$548,662	$2,865,004
Affiliated dividend income	—	77	522	317
Foreign withholding tax	(97)	(20,648)	(23,107)	(270,712)
Total Income	6,341	1,015,238	526,077	2,594,609
EXPENSES:
Unitary management fees	643	177,381	99,551	506,586
Unitary management fee waivers	—	—	—	—
Net Expenses	643	177,381	99,551	506,586
Net Investment Income (Loss)	5,698	837,857	426,526	2,088,023
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(27,268)	(595,760)	(1,556,318)	(2,676,090)
In-kind redemptions	—	162,841	—	(3,100,083)
Foreign currency related transactions	1,064	(70,785)	(48,712)	(101,620)
Net realized gain (loss)	(26,204)	(503,704)	(1,605,030)	(5,877,793)
Net change in unrealized appreciation (depreciation) on:
Investments	(223,378)	(14,255,781)	(8,569,510)	(39,102,561)
Translation of assets and liabilities denominated in foreign currencies	102	(4,255)	(1,289)	(7,135)
Net realized and unrealized gain (loss) on investments	(249,480)	(14,763,740)	(10,175,829)	(44,987,489)
Net increase (decrease) in net assets resulting from operations	$(243,782)	$(13,925,883)	$(9,749,303)	$(42,899,466)

Statements of Operations (Continued)

	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	PowerShares FTSE RAFI Emerging Markets Portfolio	PowerShares FTSE RAFI Europe Portfolio	PowerShares FTSE RAFI Europe Small-Mid Portfolio	PowerShares FTSE RAFI International Real Estate Portfolio
	Year Ended October 31, 2008	Year Ended October 31, 2008	Year Ended October 31, 2008	Year Ended October 31, 2008	For the Period December 27, 2007* Through October 31, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$484,054	$2,371,676	$376,177	$235,088	$105,092
Affiliated dividend income	137	4,116	10	85	—
Foreign withholding tax	(43,927)	(225,086)	(41,565)	(27,145)	(12,297)
Total Income	440,264	2,150,706	334,622	208,028	92,795
EXPENSES:
Unitary management fees	114,506	582,583	63,194	44,227	18,371
Unitary management fee waivers	—	—	—	—	—
Net Expenses	114,506	582,583	63,194	44,227	18,371
Net Investment Income (Loss)	325,758	1,568,123	271,428	163,801	74,424
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(1,169,401)	(9,405,455)	(355,265)	(270,101)	(111,116)
In-kind redemptions	(988,705)	(403,191)	17,187	—	—
Foreign currency related transactions	(37,286)	(59,427)	(7,662)	(11,909)	(6,831)
Net realized gain (loss)	(2,195,392)	(9,868,073)	(345,740)	(282,010)	(117,947)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,691,149)	(42,652,823)	(4,882,685)	(4,052,715)	(2,304,646)
Translation of assets and liabilities denominated in foreign currencies	(11,631)	(6,926)	(9,569)	(9,776)	288
Net realized and unrealized gain (loss) on investments	(11,898,172)	(52,527,822)	(5,237,994)	(4,344,501)	(2,422,305)
Net increase (decrease) in net assets resulting from operations	$(11,572,414)	$(50,959,699)	$(4,966,566)	$(4,180,700)	$(2,347,881)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares FTSE RAFI Japan Portfolio	PowerShares Global Agriculture Portfolio	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio
	Year Ended October 31, 2008	For the Period September 16, 2008* Through October 31, 2008	For the Period September 16, 2008* Through October 31, 2008	Year Ended October 31, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$175,464	$2,106	$9	$1,530,085
Affiliated dividend income	327	—	—	925
Foreign withholding tax	(12,008)	(107)	—	(126,953)
Total Income	163,783	1,999	9	1,404,057
EXPENSES:
Unitary management fees	56,509	1,699	2,019	1,251,237
Unitary management fee waivers	—	—	—	—
Net Expenses	56,509	1,699	2,019	1,251,237
Net Investment Income (Loss)	107,274	300	(2,010)	152,820
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(374,674)	(11,025)	(941)	(42,854,974)
In-kind redemptions	(133,961)	—	—	14,856,041
Foreign currency related transactions	(4,669)	(1,827)	(1,527)	65,421
Net realized gain (loss)	(513,304)	(12,852)	(2,468)	(27,933,512)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,677,999)	(867,393)	(372,734)	(123,546,331)
Translation of assets and liabilities denominated in foreign currencies	5,869	6,549	(784)	(1,731)
Net realized and unrealized gain (loss) on investments	(3,185,434)	(873,696)	(375,986)	(151,481,574)
Net increase (decrease) in net assets resulting from operations	$(3,078,160)	$(873,396)	$(377,996)	$(151,328,754)

Statements of Operations (Continued)

	PowerShares Global Coal Portfolio	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Progressive Transportion Portfolio	PowerShares Global Steel Portfolio
	For the Period September 16, 2008* Through October 31, 2008	For the Period September 16, 2008* Through October 31, 2008	For the Period April 1, 2008* Through October 31, 2008	For the Period September 16, 2008* Through October 31, 2008	For the Period September 16, 2008* Through October 31, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$7,915	$1,569	$271,147	$4,739	$10,076
Affiliated dividend income	—	—	—	—	—
Foreign withholding tax	(231)	(139)	(12,214)	(138)	(653)
Total Income	7,684	1,430	258,933	4,601	9,423
EXPENSES:
Unitary management fees	1,615	2,006	146,719	1,846	1,480
Unitary management fee waivers	—	—	—	—	—
Net Expenses	1,615	2,006	146,719	1,846	1,480
Net Investment Income (Loss)	6,069	(576)	112,214	2,755	7,943
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(12,397)	(25,656)	(1,004,741)	(19,939)	(210,709)
In-kind redemptions	—	—	—	—	—
Foreign currency related transactions	(2,077)	(12,260)	(4,128)	2,628	(35,945)
Net realized gain (loss)	(14,474)	(37,916)	(1,008,869)	(17,311)	(246,654)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,024,215)	(838,632)	(22,789,215)	(639,359)	(923,493)
Translation of assets and liabilities denominated in foreign currencies	(53)	15,403	4,624	(256)	(1,489)
Net realized and unrealized gain (loss) on investments	(1,038,742)	(861,145)	(23,793,460)	(656,926)	(1,171,636)
Net increase (decrease) in net assets resulting from operations	$(1,032,673)	$(861,721)	$(23,681,246)	$(654,171)	$(1,163,693)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Water Portfolio	PowerShares Global Wind Energy Portfolio	PowerShares International Listed Private Equity Portfolio	PowerShares MENA Frontier Countries Portfolio
	Year Ended October 31, 2008	For the Period June 27, 2008* Through October 31, 2008	Year Ended October 31, 2008	For the Period July 7, 2008* Through October 31, 2008
INVESTMENT INCOME:
Unaffiliated dividend income	$7,594,549	$31,950	$599,726	$32,671
Affiliated dividend income	23,373	—	—	—
Foreign withholding tax	(732,239)	(1,167)	(49,082)	(638)
Total Income	6,885,683	30,783	550,644	32,033
EXPENSES:
Unitary management fees	2,307,680	41,330	102,952	79,301
Unitary management fee waivers	—	—	—	(20,869)
Net Expenses	2,307,680	41,330	102,952	58,432
Net Investment Income (Loss)	4,578,003	(10,547)	447,692	(26,399)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(88,449,235)	(2,056,977)	(2,309,910)	(3,554,326)
In-kind redemptions	691,637	—	—	—
Foreign currency related transactions	(2,261,955)	98,118	(36,988)	(71,428)
Net realized gain (loss)	(90,019,553)	(1,958,859)	(2,346,898)	(3,625,754)
Net change in unrealized appreciation (depreciation) on:
Investments	(135,910,128)	(13,226,246)	(9,329,900)	(10,885,152)
Translation of assets and liabilities denominated in foreign currencies	(111,877)	3,284	(863)	(77,713)
Net realized and unrealized gain (loss) on investments	(226,041,558)	(15,181,821)	(11,677,661)	(14,588,619)
Net increase (decrease) in net assets resulting from operations	$(221,463,555)	$(15,192,368)	$(11,229,969)	$(14,615,018)

Statements of Changes in Net Assets

	PowerShares DWA Developed Markets Technical Leaders Portfolio	PowerShares DWA Emerging Markets Technical Leaders Portfolio	PowerShares Dynamic Asia Pacific Portfolio		PowerShares Dynamic Developed International Opportunities Portfolio
	For the Period December 27, 2007* Through October 31, 2008	For the Period December 27, 2007* Through October 31, 2008	Year Ended October 31, 2008	For the Period June 13, 2007* Through October 31, 2007	Year Ended October 31, 2008	For the Period June 13, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$743,954	$565,591	$1,131,836	$156,061	$1,798,372	$90,520
Net realized gain (loss) on investments and foreign currency related transactions	(19,097,537)	(18,072,939)	(8,471,839)	(29,543)	(24,149,186)	(79,828)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(6,067,273)	(6,085,070)	(15,775,866)	4,450,838	(31,554,263)	2,795,060
Net increase (decrease) in net assets resulting from operations resulting from operations	(24,420,856)	(23,592,418)	(23,115,869)	4,577,356	(53,905,077)	2,805,752
Undistributed net investment income (loss) included in the price of units issued and redeemed	174,505	(157,384)	20,167	81,664	339,800	69,397
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(399,206)	—	(1,168,679)	(66,923)	(1,535,075)	(44,900)
Return of capital	(318,108)	(126,780)	(66,672)	—	(289,593)	—
Total distributions to shareholders	(717,314)	(126,780)	(1,235,351)	(66,923)	(1,824,668)	(44,900)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	61,998,682	46,221,306	16,654,560	24,502,109	49,656,388	53,715,018
Value of shares repurchased	(12,938,728)	(9,564,011)	(9,924,662)	—	(3,986,631)	—
Net income equalization	(174,505)	157,384	(20,167)	(81,664)	(339,800)	(69,397)
Net increase (decrease) in net assets resulting from shares transactions	48,885,449	36,814,679	6,709,731	24,420,445	45,329,957	53,645,621
Increase (Decrease) in Net Assets	23,921,784	12,938,097	(17,621,322)	29,012,542	(10,059,988)	56,475,870
NET ASSETS:
Beginning of period	—	—	29,012,542	—	56,475,870	—
End of period	$23,921,784	$12,938,097	$11,391,220	$29,012,542	$46,415,882	$56,475,870
Undistributed net investment income (loss) at end of period	$(45,087)	$37	$—	$94,375	$(144)	$64,018
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,600,000	2,000,000	600,000	900,400	2,200,000	2,100,400
Shares repurchased	(800,000)	(600,000)	(500,400)	—	(200,400)	—
Shares outstanding, beginning of period	—	—	900,400	—	2,100,400	—
Shares outstanding, end of period	1,800,000	1,400,000	1,000,000	900,400	4,100,000	2,100,400

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Dynamic Europe Portfolio		PowerShares Emerging Markets Infrastructure Portfolio	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
	Year Ended October 31, 2008	For the Period June 13, 2007* Through October 31, 2007	For the Period October 15, 2008* Through October 31, 2008	Year Ended October 31, 2008	For the Period June 25, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$293,086	$19,110	$5,698	$837,857	$102,228
Net realized gain (loss) on investments and foreign currency related transactions	(2,992,429)	(49,312)	(26,204)	(503,704)	1,233
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(3,824,760)	480,897	(223,276)	(14,260,036)	2,600,434
Net increase (decrease) in net assets resulting from operations resulting from operations	(6,524,103)	450,695	(243,782)	(13,925,883)	2,703,895
Undistributed net investment income (loss) included in the price of units issued and redeemed	39,004	6,757	—	74,802	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(288,897)	(8,258)	—	(820,088)	(52,521)
Return of capital	(28,587)	—	—	(68,892)	—
Total distributions to shareholders	(317,484)	(8,258)	—	(888,980)	(52,521)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,635,661	7,385,070	2,264,002	27,030,123	9,981,220
Value of shares repurchased	(5,390,341)	—	—	(10,435,508)	—
Net income equalization	(39,004)	(6,757)	—	(74,802)	—
Net increase (decrease) in net assets resulting from shares transactions	3,206,316	7,378,313	2,264,002	16,519,813	9,981,220
Increase (Decrease) in Net Assets	(3,596,267)	7,827,507	2,020,220	1,779,752	12,632,594
NET ASSETS:
Beginning of period	7,827,507	—	—	12,632,594	—
End of period	$4,231,240	$7,827,507	$2,020,220	$14,412,346	$12,632,594
Undistributed net investment income (loss) at end of period	$(690)	$10,905	$6,762	$—	$50,865
CHANGES IN SHARES OUTSTANDING:
Shares sold	400,000	300,400	100,000	500,000	200,200
Shares repurchased	(300,400)	—	—	(200,200)	—
Shares outstanding, beginning of period	300,400	—	—	200,200	—
Shares outstanding, end of period	400,000	300,400	100,000	500,000	200,200

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio		PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
	Year Ended October 31, 2008	For the Period September 27, 2007* Through October 31, 2007	Year Ended October 31, 2008	For the Period June 25, 2007* Through October 31, 2007	Year Ended October 31, 2008	For the Period September 27, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$426,526	$17,321	$2,088,023	$46,052	$325,758	$1,758
Net realized gain (loss) on investments and foreign currency related transactions	(1,605,030)	287,104	(5,877,793)	(283,503)	(2,195,392)	(2,180)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(8,570,799)	846,552	(39,109,696)	1,799,522	(9,702,780)	348,876
Net increase (decrease) in net assets resulting from operations resulting from operations	(9,749,303)	1,150,977	(42,899,466)	1,562,071	(11,572,414)	348,454
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	5,649	421,267	42,811	76,395	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(373,680)	—	(903,504)	(5,314)	(275,980)	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	(373,680)	—	(903,504)	(5,314)	(275,980)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	20,568,751	79,122,596	30,283,161	22,842,324	4,945,410
Value of shares repurchased	—	(5,302,348)	(8,650,620)	(48)	(2,752,256)	—
Net income equalization	—	(5,649)	(421,267)	(42,811)	(76,395)	—
Net increase (decrease) in net assets resulting from shares transactions	—	15,260,754	70,050,709	30,240,302	20,013,673	4,945,410
Increase (Decrease) in Net Assets	(10,122,983)	16,417,380	26,669,006	31,839,870	8,241,674	5,293,864
NET ASSETS:
Beginning of period	16,417,380	—	31,839,870	—	5,293,864	—
End of period	$6,294,397	$16,417,380	$58,508,876	$31,839,870	$13,535,538	$5,293,864
Undistributed net investment income (loss) at end of period	$21,595	$17,438	$1,150,984	$53,130	$19,149	$1,777
CHANGES IN SHARES OUTSTANDING:
Shares sold	—	800,000	1,800,000	600,200	1,000,000	200,000
Shares repurchased	—	(200,000)	(300,200)	—	(200,000)	—
Shares outstanding, beginning of period	600,000	—	600,200	—	200,000	—
Shares outstanding, end of period	600,000	600,000	2,100,000	600,200	1,000,000	200,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares FTSE RAFI Emerging Markets Portfolio		PowerShares FTSE RAFI Europe Portfolio
	Year Ended October 31, 2008	For the Period September 27, 2007* Through October 31, 2007	Year Ended October 31, 2008	For the Period June 25, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$1,568,123	$4,539	$271,428	$13,885
Net realized gain (loss) on investments and foreign currency related transactions	(9,868,073)	(39,284)	(345,740)	(7,473)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(42,659,749)	995,708	(4,892,254)	313,831
Net increase (decrease) in net assets resulting from operations resulting from operations	(50,959,699)	960,963	(4,966,566)	320,243
Undistributed net investment income (loss) included in the price of units issued and redeemed	(180,922)	660	22,874	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(743,342)	—	(280,945)	(4,433)
Return of capital	—	—	(4,427)	—
Total distributions to shareholders	(743,342)	—	(285,372)	(4,433)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	92,959,347	26,981,270	10,048,050	5,129,792
Value of shares repurchased	(12,689,824)	—	(5,041,425)	—
Net income equalization	180,922	(660)	(22,874)	—
Net increase (decrease) in net assets resulting from shares transactions	80,450,445	26,980,610	4,983,751	5,129,792
Increase (Decrease) in Net Assets	28,566,482	27,942,233	(245,313)	5,445,602
NET ASSETS:
Beginning of period	27,942,233	—	5,445,602	—
End of period	$56,508,715	$27,942,233	$5,200,289	$5,445,602
Undistributed net investment income (loss) at end of period	$771,309	$4,542	$(41)	$15,951
CHANGES IN SHARES OUTSTANDING:
Shares sold	3,800,000	1,000,000	200,000	100,400
Shares repurchased	(600,000)	—	(100,400)	—
Shares outstanding, beginning of period	1,000,000	—	100,400	—
Shares outstanding, end of period	4,200,000	1,000,000	200,000	100,400

Statements of Changes in Net Assets (Continued)

	PowerShares FTSE RAFI Europe Small-Mid Portfolio		PowerShares FTSE RAFI International Real Estate Portfolio	PowerShares FTSE RAFI Japan Portfolio
	Year Ended October 31, 2008	For the Period September 27, 2007* Through October 31, 2007	For the Period December 27, 2007* Through October 31, 2008	Year Ended October 31, 2008	For the Period June 25, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$163,801	$3,402	$74,424	$107,274	$37,124
Net realized gain (loss) on investments and foreign currency related transactions	(282,010)	(1,314)	(117,947)	(513,304)	54,107
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(4,062,491)	380,215	(2,304,358)	(2,672,130)	(73,220)
Net increase (decrease) in net assets resulting from operations resulting from operations	(4,180,700)	382,303	(2,347,881)	(3,078,160)	18,011
Undistributed net investment income (loss) included in the price of units issued and redeemed	(4,140)	—	19,990	(32,952)	(20,168)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(141,338)	—	(50,158)	(90,287)	—
Return of capital	—	—	—	—	—
Total distributions to shareholders	(141,338)	—	(50,158)	(90,287)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,360,125	4,939,532	4,763,328	9,215,096	9,954,151
Value of shares repurchased	—	—	—	(4,466,133)	(4,996,925)
Net income equalization	4,140	—	(19,990)	32,952	20,168
Net increase (decrease) in net assets resulting from shares transactions	2,364,265	4,939,532	4,743,338	4,781,915	4,977,394
Increase (Decrease) in Net Assets	(1,961,913)	5,321,835	2,365,289	1,580,516	4,975,237
NET ASSETS:
Beginning of period	5,321,835	—	—	4,975,237	—
End of period	$3,359,922	$5,321,835	$2,365,289	$6,555,753	$4,975,237
Undistributed net investment income (loss) at end of period	$17,082	$3,433	$23,100	$52,653	$37,514
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	200,000	200,000	200,000	200,200
Shares repurchased	—	—	—	(100,200)	(100,000)
Shares outstanding, beginning of period	200,000	—	—	100,200	—
Shares outstanding, end of period	300,000	200,000	200,000	200,000	100,200

*  Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Agriculture Portfolio	PowerShares Global Biotech Portfolio	PowerShares Global Clean Energy Portfolio		PowerShares Global Coal Portfolio
	For the Period September 16, 2008* Through October 31, 2008	For the Period September 16, 2008* Through October 31, 2008	Year Ended October 31, 2008	For the Period June 13, 2007* Through October 31, 2007	For the Period September 16, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$300	$(2,010)	$152,820	$(32,094)	$6,069
Net realized gain (loss) on investments and foreign currency related transactions	(12,852)	(2,468)	(27,933,512)	(157,373)	(14,474)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(860,844)	(373,518)	(123,548,062)	11,085,464	(1,024,268)
Net increase (decrease) in net assets resulting from operations resulting from operations	(873,396)	(377,996)	(151,328,754)	10,895,997	(1,032,673)
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	—	104,442	80,929	—
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions to shareholders	—	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,533,582	2,551,048	180,980,357	85,067,040	2,440,127
Value of shares repurchased	—	—	(19,062,009)	—	—
Net income equalization	—	—	(104,442)	(80,929)	—
Net increase (decrease) in net assets resulting from shares transactions	2,533,582	2,551,048	161,813,906	84,986,111	2,440,127
Increase (Decrease) in Net Assets	1,660,186	2,173,052	10,589,594	95,963,037	1,407,454
NET ASSETS:
Beginning of period	—	—	95,963,037	—	—
End of period	$1,660,186	$2,173,052	$106,552,631	$95,963,037	$1,407,454
Undistributed net investment income (loss) at end of period	$—	$—	$218,241	$—	$3,992
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	100,000	6,500,000	3,100,400	100,000
Shares repurchased	—	—	(900,400)	—	—
Shares outstanding, beginning of period	—	—	3,100,400	—	—
Shares outstanding, end of period	100,000	100,000	8,700,000	3,100,400	100,000

Statements of Changes in Net Assets (Continued)

	PowerShares Global Gold and Precious Metals Portfolio	PowerShares Global Nuclear Energy Portfolio	PowerShares Global Progressive Transportion Portfolio	PowerShares Global Steel Portfolio	PowerShares Global Water Portfolio
	For the Period September 16, 2008* Through October 31, 2008	For the Period April 1, 2008* Through October 31, 2008	For the Period September 16, 2008* Through October 31, 2008	For the Period September 16, 2008* Through October 31, 2008	Year Ended October 31, 2008	For the Period June 13, 2007* Through October 31, 2007
OPERATIONS:
Net investment income (loss)	$(576)	$112,214	$2,755	$7,943	$4,578,003	$(141,657)
Net realized gain (loss) on investments and foreign currency related transactions	(37,916)	(1,008,869)	(17,311)	(246,654)	(90,019,553)	(1,356,904)
Net change in unrealized appreciation(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(823,229)	(22,784,591)	(639,615)	(924,982)	(136,022,005)	11,781,373
Net increase (decrease) in net assets resulting from operations resulting from operations	(861,721)	(23,681,246)	(654,171)	(1,163,693)	(221,463,555)	10,282,812
Undistributed net investment income (loss) included in the price of units issued and redeemed	—	16,135	—	—	(72,960)	47,780
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(13,984)	—	—	—	—
Return of capital	—	—	—	—	—	—
Total distributions to shareholders	—	(13,984)	—	—	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,516,650	50,497,128	2,497,853	2,445,840	215,627,450	233,113,309
Value of shares repurchased	—	—	—	—	(37,740,658)	(2,302,426)
Net income equalization	—	(16,135)	—	—	72,960	(47,780)
Net increase in net assets resulting from shares transactions	2,516,650	50,480,993	2,497,853	2,445,840	177,959,752	230,763,103
Increase (Decrease) in Net Assets	1,654,929	26,801,898	1,843,682	1,282,147	(43,576,763)	241,093,695
NET ASSETS:
Beginning of period	—	—	—	—	241,093,695	—
End of period	$1,654,929	$26,801,898	$1,843,682	$1,282,147	$197,516,932	$241,093,695
Undistributed net investment income (loss) at end of period	$—	$94,243	$5,383	$—	$2,316,048	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	100,000	1,900,000	100,000	100,000	9,400,000	9,100,400
Shares repurchased	—	—	—	—	(2,400,400)	(100,000)
Shares outstanding, beginning of period	—	—	—	—	9,000,400	—
Shares outstanding, end of period	100,000	1,900,000	100,000	100,000	16,000,000	9,000,400

* Commencement of Investment Operations.

See Notes to Financial Statements.

	PowerShares Global Wind Energy Portfolio	PowerShares International Listed Private Equity Portfolio		PowerShares MENA Frontier Countries Portfolio
	For the Period June 27, 2008* Through October 31, 2008	Year Ended October 31, 2008	For the Period September 27, 2007* Through October 31, 2007	For the Period July 7, 2008* Through October 31, 2008
OPERATIONS:
Net investment income (loss)	$(10,547)	$447,692	$(3,623)	$(26,399)
Net realized gain (loss) on investments and foreign currency related transactions	(1,958,859)	(2,346,898)	1,025	(3,625,754)
Net change in unrealized appreciation(depreciation) on investments and translation of assets and liablilities denominated in foreign currencies	(13,222,962)	(9,330,763)	442,471	(10,962,865)
Net increase (decrease) in net assets resulting from operations resulting from operations	(15,192,368)	(11,229,969)	439,873	(14,615,018)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(18,248)	(49,217)	—	(34,963)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(430,242)	—	—
Return of capital	—	—	—	—
Total distributions to shareholders	—	(430,242)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	29,299,796	15,508,241	5,024,858	41,133,911
Value of shares repurchased	—	—	—	(7,045,347)
Net income equalization	18,248	49,217	—	34,963
Net increase in net assets resulting from shares transactions	29,318,044	15,557,458	5,024,858	34,123,527
Increase (Decrease) in Net Assets	14,107,428	3,848,030	5,464,731	19,473,546
NET ASSETS:
Beginning of period	—	5,464,731	—	—
End of period	$14,107,428	$9,312,761	$5,464,731	$19,473,546
Undistributed net investment income (loss) at end of period	$87,571	$(14,782)	$(3,616)	$—
CHANGES IN SHARES OUTSTANDING:
Shares sold	1,400,000	700,000	200,000	1,700,000
Shares repurchased	—	—	—	(400,000)
Shares outstanding, beginning of period	—	200,000	—	—
Shares outstanding, end of period	1,400,000	900,000	200,000	1,300,000

Financial Highlights

PowerShares DWA Developed Markets Technical Leaders Portfolio

	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.94
Net investment income (loss)**	0.42
Net realized and unrealized gain (loss) on investments	(11.79)
Total from operations	(11.37)
Distributions to shareholders from:
Net investment income	(0.10)
Return of capital	(0.18)
Total distributions	(0.28)
Net asset value at end of period	$13.29
Share price at end of period***	$12.84
NET ASSET VALUE TOTAL RETURN****	(46.12	)%(a)
SHARE PRICE TOTAL RETURN****	(47.93	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$23,922
Ratio to average net assets of:
Expenses	0.80	%†
Net investment income (loss)	2.14	%†
Portfolio turnover rate ††	205%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.11

PowerShares DWA Emerging Markets Technical Leaders Portfolio

	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.07
Net investment income (loss)**	0.39
Net realized and unrealized gain (loss) on investments	(16.16)
Total from operations	(15.77)
Distributions to shareholders from:
Net investment income	—
Return of capital	(0.06)
Total distributions	(0.06)
Net asset value at end of period	$9.24
Share price at end of period***	$9.45
NET ASSET VALUE TOTAL RETURN****	(63.04	)%(b)
SHARE PRICE TOTAL RETURN****	(62.20	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$12,938
Ratio to average net assets of:
Expenses	0.90	%†
Net investment income (loss)	2.30	%†
Portfolio turnover rate ††	223%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.11)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (46.42)%. The share price total return from Fund Inception to October 31, 2008 was (48.52)%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (62.96)%. The share price total return from Fund Inception to October 31, 2008 was (62.39)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Asia Pacific Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$32.22	$24.97
Net investment income (loss)**	0.90	0.28
Net realized and unrealized gain (loss) on investments	(20.75)	7.10
Total from operations	(19.85)	7.38
Distributions to shareholders from:
Net investment income	(0.93)	(0.13)
Return of capital	(0.05)	—
Total distributions	(0.98)	(0.13)
Net asset value at end of period	$11.39	$32.22
Share price at end of period***	$12.15
NET ASSET VALUE TOTAL RETURN****	(63.11)%	29.63%
SHARE PRICE TOTAL RETURN****	(61.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$11,391	$29,013
Ratio to average net assets of:
Expenses	0.80%	0.80%†
Net investment income (loss)	3.78%	2.83%†
Portfolio turnover rate ††	133%	20%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.15

PowerShares Dynamic Developed International Opportunities Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.89	$24.84
Net investment income (loss)**	0.55	0.08
Net realized and unrealized gain (loss) on investments	(15.61)	2.01
Total from operations	(15.06)	2.09
Distributions to shareholders from:
Net investment income	(0.42)	(0.04)
Return of capital	(0.09)	—
Total distributions	(0.51)	(0.04)
Net asset value at end of period	$11.32	$26.89
Share price at end of period***	$11.27
NET ASSET VALUE TOTAL RETURN****	(56.89)%	8.42%
SHARE PRICE TOTAL RETURN****	(57.81)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$46,416	$56,476
Ratio to average net assets of:
Expenses	0.75%	0.75%†
Net investment income (loss)	2.67%	0.96%†
Portfolio turnover rate ††	194%	54%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.10	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Dynamic Europe Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.06	$24.90
Net investment income (loss)**	0.69	0.08
Net realized and unrealized gain (loss) on investments	(15.49)	1.11
Total from operations	(14.80)	1.19
Distributions to shareholders from:
Net investment income	(0.61)	(0.03)
Return of capital	(0.07)	—
Total distributions	(0.68)	(0.03)
Net asset value at end of period	$10.58	$26.06
Share price at end of period***	$10.69
NET ASSET VALUE TOTAL RETURN****	(58.04)%	4.78%
SHARE PRICE TOTAL RETURN****	(58.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$4,231	$7,828
Ratio to average net assets of:
Expenses	0.75%	0.75%†
Net investment income (loss)	3.48%	0.83%†
Portfolio turnover rate ††	167%	65%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.09	$0.03

PowerShares Emerging Markets Infrastructure Portfolio

	For the Period October 15, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$22.64
Net investment income (loss)**	0.06
Net realized and unrealized gain (loss) on investments	(2.50)
Total from operations	(2.44)
Net asset value at end of period	$20.20
Share price at end of period***	$20.20
NET ASSET VALUE TOTAL RETURN****	(10.78	)%(a)
SHARE PRICE TOTAL RETURN****	(10.78	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,020
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	6.64	%†
Portfolio turnover rate ††	5%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception October 16, 2008 (first day of trading on the Exchange) to October 31, 2008 was (7.55)%. The share price total return from Fund Inception to October 31, 2008 was (17.48)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$63.10	$50.11
Net investment income (loss)**	1.85	0.51
Net realized and unrealized gain (loss) on investments	(34.33)	12.74
Total from operations	(32.48)	13.25
Distributions to shareholders from:
Net investment income	(1.65)	(0.26)
Return of capital	(0.15)	—
Total distributions	(1.80)	(0.26)
Net asset value at end of period	$28.82	$63.10
Share price at end of period***	$28.76
NET ASSET VALUE TOTAL RETURN****	(52.57)%	26.53%
SHARE PRICE TOTAL RETURN****	(53.68)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,412	$12,633
Ratio to average net assets of:
Expenses	0.80%	0.80%†
Net investment income (loss)	3.78%	2.74%†
Portfolio turnover rate ††	45%	1%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.17	$—

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.36	$25.50
Net investment income (loss)**	0.71	0.04
Net realized and unrealized gain (loss) on investments	(16.96)	1.82
Total from operations	(16.25)	1.86
Distributions to shareholders from:
Net investment income	(0.62)	—
Net asset value at end of period	$10.49	$27.36
Share price at end of period***	$10.88
NET ASSET VALUE TOTAL RETURN****	(60.44)%	7.29%
SHARE PRICE TOTAL RETURN****	(60.14)%	—
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,294	$16,417
Ratio to average net assets of:
Expenses	0.80%	0.80	%†
Net investment income (loss)	3.43%	1.31	%†
Portfolio turnover rate ††	48%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$—	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the same price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$53.05	$49.37
Net investment income (loss)**	1.32	0.13
Net realized and unrealized gain (loss) on investments	(25.98)	3.56
Total from operations	(24.66)	3.69
Distributions to shareholders from:
Net investment income	(0.53)	(0.01)
Net asset value at end of period	$27.86	$53.05
Share price at end of period***	$28.41
NET ASSET VALUE TOTAL RETURN****	(46.86)%	7.48%
SHARE PRICE TOTAL RETURN****	(46.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$58,509	$31,840
Ratio to average net assets of:
Expenses	0.75%	0.75%†
Net investment income (loss)	3.09%	0.85%†
Portfolio turnover rate ††	31%	30%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.27	$0.12

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.47	$25.18
Net investment income (loss)**	0.45	0.01
Net realized and unrealized gain (loss) on investments	(13.07)	1.28
Total from operations	(12.62)	1.29
Distributions to shareholders from:
Net investment income	(0.31)	—
Net asset value at end of period	$13.54	$26.47
Share price at end of period***	$13.99
NET ASSET VALUE TOTAL RETURN****	(48.13)%	5.12%
SHARE PRICE TOTAL RETURN****	(46.71)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$13,536	$5,294
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	2.13%	0.36	%†
Portfolio turnover rate ††	50%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.11	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Emerging Markets Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.94	$25.55
Net investment income (loss)**	0.51	0.01
Net realized and unrealized gain (loss) on investments	(14.74)	2.38
Total from operations	(14.23)	2.39
Distributions to shareholders from:
Net investment income	(0.26)	—
Net asset value at end of period	$13.45	$27.94
Share price at end of period***	$13.52
NET ASSET VALUE TOTAL RETURN****	(51.32)%	9.35%
SHARE PRICE TOTAL RETURN****	(51.75)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$56,509	$27,942
Ratio to average net assets of:
Expenses	0.85%	0.85	%†
Net investment income (loss)	2.29%	0.56	%†
Portfolio turnover rate ††	49%	8%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.06)	$—	(a)

PowerShares FTSE RAFI Europe Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$54.24	$49.50
Net investment income (loss)**	1.41	0.14
Net realized and unrealized gain (loss) on investments	(28.23)	4.64
Total from operations	(26.82)	4.78
Distributions to shareholders from:
Net investment income	(1.40)	(0.04)
Return of capital	(0.02)	—
Total distribution	(1.42)	(0.04)
Net asset value at end of period	$26.00	$54.24
Share price at end of period***	$26.15
NET ASSET VALUE TOTAL RETURN****	(50.46)%	9.67%
SHARE PRICE TOTAL RETURN****	(50.43)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$5,200	$5,446
Ratio to average net assets of:
Expenses	0.75%	0.75%†
Net investment income (loss)	3.22%	0.78%†
Portfolio turnover rate ††	35%	5%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.12	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Europe Small-Mid Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.61	$25.03
Net investment income (loss)**	0.58	0.02
Net realized and unrealized gain (loss) on investments	(15.49)	1.56
Total from operations	(14.91)	1.58
Distributions to shareholders from:
Net investment income	(0.50)	—
Net asset value at end of period	$11.20	$26.61
Share price at end of period***	$11.17
NET ASSET VALUE TOTAL RETURN****	(56.93)%	6.31%
SHARE PRICE TOTAL RETURN****	(57.23)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$3,360	$5,322
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	2.78%	0.69	%†
Portfolio turnover rate ††	51%	—	(a)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$—

PowerShares FTSE RAFI International Real Estate Portfolio

	For the Period December 27, 2007* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income (loss)**	0.51
Net realized and unrealized gain (loss) on investments	(13.40)
Total from operations	(12.89)
Distributions to shareholders from:
Net investment income	(0.28)
Net asset value at end of period	$11.83
Share price at end of period***	$12.09
NET ASSET VALUE TOTAL RETURN****	(51.99	)%(b)
SHARE PRICE TOTAL RETURN****	(50.92	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,365
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	3.04	%†
Portfolio turnover rate ††	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.14

*    Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 0.5%.

(b)  The net asset value total return from Fund Inception December 28, 2007 (first day of trading on the Exchange) to October 31, 2008 was (51.80)%. The share price total return from Fund Inception to October 31, 2008 was (51.51)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares FTSE RAFI Japan Portfolio

	Year Ended October 31, 2008	For the Period June 25, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$49.65	$49.65
Net investment income (loss)**	0.61	0.21
Net realized and unrealized gain (loss) on investments	(16.82)	(0.21)
Total from operations	(16.21)	0.00
Distributions to shareholders from:
Net investment income	(0.66)	—
Net asset value at end of period	$32.78	$49.65
Share price at end of period***	$32.67
NET ASSET VALUE TOTAL RETURN****	(33.00)%	0.00%
SHARE PRICE TOTAL RETURN****	(34.27)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$6,556	$4,975
Ratio to average net assets of:
Expenses	0.75%	0.75%†
Net investment income (loss)	1.42%	1.20%†
Portfolio turnover rate ††	35%	15%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.19)	$(0.11)

PowerShares Global Agriculture Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.35
Net investment income (loss)**	—	(a)
Net realized and unrealized gain (loss) on investments	(8.75)
Total from operations	(8.75)
Net asset value at end of period	$16.60
Share price at end of period***	$16.69
NET ASSET VALUE TOTAL RETURN****	(34.52	)%(b)
SHARE PRICE TOTAL RETURN****	(34.16	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,660
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	0.13	%†
Portfolio turnover rate ††	22%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (32.63)%. The share price total return from Fund Inception to October 31, 2008 was (33.46)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Biotech Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.51
Net investment income (loss)**	(0.02)
Net realized and unrealized gain (loss) on investments	(3.76)
Total from operations	(3.78)
Net asset value at end of period	$21.73
Share price at end of period***	$21.87
NET ASSET VALUE TOTAL RETURN****	(14.82	)%(a)
SHARE PRICE TOTAL RETURN****	(14.27	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$2,173
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	(0.75	)%†
Portfolio turnover rate ††	12%

PowerShares Global Clean Energy Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$30.95	$25.10
Net investment income (loss)**	0.02	0.03
Net realized and unrealized gain (loss) on investments	(18.72)	5.82
Total from operations	(18.70)	5.85
Net asset value at end of period	$12.25	$30.95
Share price at end of period***	$12.43
NET ASSET VALUE TOTAL RETURN****	(60.42)%	23.31%
SHARE PRICE TOTAL RETURN****	(60.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$106,553	$95,963
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	0.09%	(0.19	)%†
Portfolio turnover rate ††	62%	4%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.02	$0.05

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (12.38)%. The share price total return from Fund Inception to October 31, 2008 was (12.90)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Coal Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.40
Net investment income (loss)**	0.06
Net realized and unrealized gain (loss) on investments	(10.39)
Total from operations	(10.33)
Net asset value at end of period	$14.07
Share price at end of period***	$14.31
NET ASSET VALUE TOTAL RETURN****	(42.34	)%(a)
SHARE PRICE TOTAL RETURN****	(41.35	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,407
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	2.82	%†
Portfolio turnover rate ††	33%

PowerShares Global Gold and Precious Metals Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.17
Net investment income (loss)**	(0.01)
Net realized and unrealized gain (loss) on investments	(8.61)
Total from operations	(8.62)
Net asset value at end of period	$16.55
Share price at end of period***	$16.74
NET ASSET VALUE TOTAL RETURN****	(34.25	)%(b)
SHARE PRICE TOTAL RETURN****	(33.49	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,655
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	(0.22	)%†
Portfolio turnover rate ††	18%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (40.43)%. The share price total return from Fund Inception to October 31, 2008 was (38.85)%.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.49)%. The share price total return from Fund Inception to October 31, 2008 was (38.93)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Nuclear Energy Portfolio

	For the Period April 1, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.87
Net investment income (loss)**	0.07
Net realized and unrealized gain (loss) on investments	(10.82)
Total from operations	(10.75)
Distributions to shareholders from:
Net investment income	(0.01)
Net asset value at end of period	$14.11
Share price at end of period***	$14.25
NET ASSET VALUE TOTAL RETURN****	(43.25	)%(a)
SHARE PRICE TOTAL RETURN****	(42.68	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$26,802
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	0.57	%†
Portfolio turnover rate ††	16%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01

PowerShares Global Progressive Transportation Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.98
Net investment income (loss)**	0.03
Net realized and unrealized gain (loss) on investments	(6.57)
Total from operations	(6.54)
Net asset value at end of period	$18.44
Share price at end of period***	$18.56
NET ASSET VALUE TOTAL RETURN****	(26.18	)%(b)
SHARE PRICE TOTAL RETURN****	(25.70	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,844
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	1.12	%†
Portfolio turnover rate ††	28%

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception April 3, 2008 (first day of trading on the Exchange) to October 31, 2008 was (44.95)%. The share price total return from Fund Inception to October 31, 2008 was (45.05)%.

(b)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (24.36)%. The share price total return from Fund Inception to October 31, 2008 was (23.78)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Steel Portfolio

	For the Period September 16, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.58
Net investment income (loss)**	0.08
Net realized and unrealized gain (loss) on investments	(11.84)
Total from operations	(11.76)
Net asset value at end of period	$12.82
Share price at end of period***	$12.91
NET ASSET VALUE TOTAL RETURN****	(47.84	)%(a)
SHARE PRICE TOTAL RETURN****	(47.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$1,282
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	4.03	%†
Portfolio turnover rate ††	280%

PowerShares Global Water Portfolio

	Year Ended October 31, 2008	For the Period June 13, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$26.79	$24.63
Net investment income (loss)**	0.32	(0.03)
Net realized and unrealized gain (loss) on investments	(14.77)	2.19
Total from operations	(14.45)	2.16
Net asset value at end of period	$12.34	$26.79
Share price at end of period***	$12.14
NET ASSET VALUE TOTAL RETURN****	(53.94)%	8.77%
SHARE PRICE TOTAL RETURN****	(55.10)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$197,517	$241,094
Ratio to average net assets of:
Expenses	0.75%	0.75%†
Net investment income (loss)	1.49%	(0.29)%†
Portfolio turnover rate ††	54%	24%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$0.01	$0.01

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception September 18, 2008 (first day of trading on the Exchange) to October 31, 2008 was (45.35)%. The share price total return from Fund Inception to October 31, 2008 was (44.30)%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares Global Wind Energy Portfolio

	For the Period June 27, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.44
Net investment income (loss)**	(0.01)
Net realized and unrealized gain (loss) on investments	(14.35)
Total from operations	(14.36)
Net asset value at end of period	$10.08
Share price at end of period***	$10.39
NET ASSET VALUE TOTAL RETURN****	(58.76	)%(a)
SHARE PRICE TOTAL RETURN****	(57.49	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$14,107
Ratio to average net assets of:
Expenses	0.75	%†
Net investment income (loss)	(0.19	)%†
Portfolio turnover rate ††	44%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)

PowerShares International Listed Private Equity Portfolio

	Year Ended October 31, 2008	For the Period September 27, 2007* through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$27.32	$25.70
Net investment income (loss)**	0.65	(0.02)
Net realized and unrealized gain (loss) on investments	(16.92)	1.64
Total from operations	(16.27)	1.62
Distributions to shareholders from:
Net investment income	(0.70)	—
Net asset value at end of period	$10.35	$27.32
Share price at end of period***	10.36
NET ASSET VALUE TOTAL RETURN****	(60.82)%	6.30%
SHARE PRICE TOTAL RETURN****	(61.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,313	$5,465
Ratio to average net assets of:
Expenses	0.75%	0.75	%†
Net investment income (loss)	3.26%	(0.71	)%†
Portfolio turnover rate ††	62%	—	(b)
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.07)	$—

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception July 1, 2008 (first day of trading on the Exchange) to October 31, 2008 was (58.09)%. The share price total return from Fund Inception to October 31, 2008 was (57.28)%.

(b)  Amount represents less than 0.5%.

See Notes to Financial Statements.

Financial Highlights (Continued)

PowerShares MENA Frontier Countries Portfolio

	For the Period July 7, 2008* through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.00
Net investment income (loss)**	(0.02)
Net realized and unrealized gain (loss) on investments	(10.00)
Total from operations	(10.02)
Net asset value at end of period	$14.98
Share price at end of period***	$15.13
NET ASSET VALUE TOTAL RETURN****	(40.08	)%(a)
SHARE PRICE TOTAL RETURN****	(39.48	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$19,474
Ratio to average net assets of:
Expenses, after waivers	0.70	%†
Expenses, prior to waivers	0.95	%†
Net investment income (loss), after waivers	(0.32	)%†
Portfolio turnover rate ††	70%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.03)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception July 9, 2008 (first day of trading on the Exchange) to October 31, 2008 was (39.35)%. The share price total return from Fund Inception to October 31, 2008 was (38.25)%.

See Notes to Financial Statements.

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of October 31, 2008, the Trust offered thirty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares DWA Developed MarketsTechnical Leaders Portfolio	"DWA Developed Markets Technical Leaders Portfolio"

PowerShares DWA Emerging Markets Technical Leaders Portfolio	"DWA Emerging Markets Technical Leaders Portfolio"

PowerShares Dynamic Asia Pacific Portfolio	"Dynamic Asia Pacific Portfolio"

PowerShares Dynamic Developed International Opportunities Portfolio	"Dynamic Developed International Opportunities Portfolio"

PowerShares Dynamic Europe Portfolio	"Dynamic Europe Portfolio"

PowerShares Emerging Markets Infrastructure Portfolio	"Emerging Markets Infrastructure Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	"FTSE RAFI Asia Pacific ex-Japan Portfolio"

PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	"FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	"FTSE RAFI Developed ex-U.S. Portfolio"

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	"FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio"

PowerShares FTSE RAFI Emerging Markets Portfolio	"FTSE RAFI Emerging Markets Portfolio"

PowerShares FTSE RAFI Europe Portfolio	"FTSE RAFI Europe Portfolio"

PowerShares FTSE RAFI Europe Small-Mid Portfolio	"FTSE RAFI Europe Small-Mid Portfolio"

PowerShares FTSE RAFI International Real Estate Portfolio	"FTSE RAFI International Real Estate Portfolio"

PowerShares FTSE RAFI Japan Portfolio	"FTSE RAFI Japan Portfolio"

PowerShares Global Agriculture Portfolio	"Global Agriculture Portfolio"

PowerShares Global Biotech Portfolio	"Global Biotech Portfolio"

PowerShares Global Clean Energy Portfolio	"Global Clean Energy Portfolio"

PowerShares Global Coal Portfolio	"Global Coal Portfolio"

PowerShares Global Gold and Precious Metals Portfolio	"Global Gold and Precious Metals Portfolio"

PowerShares Global Nuclear Energy Portfolio	"Global Nuclear Energy Portfolio"

PowerShares Global Progressive Transportation Portfolio	"Global Progressive Transportation Portfolio"

PowerShares Global Steel Portfolio	"Global Steel Portfolio"

PowerShares Global Water Portfolio	"Global Water Portfolio"

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Full Name	Short Name
PowerShares Global Wind Energy Portfolio	"Global Wind Energy Portfolio"

PowerShares International Listed Private Equity Portfolio	"International Listed Private Equity Portfolio"

PowerShares MENA Frontier Countries Portfolio	"MENA Frontier Countries Portfolio"

Each portfolio represents a separate series of the Trust (the "Fund" or collectively the "Funds"). The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the following exchange:

Fund	Exchange
DWA Developed Markets Technical Leaders Portfolio	NYSE Arca

DWA Emerging Markets Technical Leaders Portfolio	NYSE Arca

Dynamic Asia Pacific Portfolio	NYSE Arca

Dynamic Developed International Opportunities Portfolio	NYSE Arca

Dynamic Europe Portfolio	NYSE Arca

Emerging Markets Infrastructure Portfolio	NYSE Arca

FTSE RAFI Asia Pacific ex-Japan Portfolio	NYSE Arca

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	NYSE Arca

FTSE RAFI Developed Markets ex-U.S. Portfolio	NYSE Arca

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	NYSE Arca

FTSE RAFI Emerging Markets Portfolio	NYSE Arca

FTSE RAFI Europe Portfolio	NYSE Arca

FTSE RAFI Europe Small-Mid Portfolio	NYSE Arca

FTSE RAFI International Real Estate Portfolio	NYSE Arca

FTSE RAFI Japan Portfolio	NYSE Arca

Global Agriculture Portfolio	NASDAQ Stock Market

Global Biotech Portfolio	NASDAQ Stock Market

Global Clean Energy Portfolio	NYSE Arca

Global Coal Portfolio	NASDAQ Stock Market

Global Gold and Precious Metals Portfolio	NASDAQ Stock Market

Global Nuclear Energy Portfolio	NYSE Arca

Global Progressive Transportation Portfolio	NASDAQ Stock Market

Global Steel Portfolio	NASDAQ Stock Market

Global Water Portfolio	NYSE Arca

Global Wind Energy Portfolio	NASDAQ Stock Market

International Listed Private Equity Portfolio	NYSE Arca

MENA Frontier Countries Portfolio	NASDAQ Stock Market

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey Wright Developed Markets Technical Leaders Index

DWA Emerging Markets Technical Leaders Portfolio	Dorsey Wright Emerging Markets Technical Leaders Index

Dynamic Asia Pacific Portfolio	QSG Asia Pacific Opportunities Index

Dynamic Developed International Opportunities Portfolio	QSG Developed International Opportunities Index

Dynamic Europe Portfolio	QSG Europe Index

Emerging Markets Infrastructure Portfolio	S-Network Emerging Infrastructure Builders IndexSM

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE RAFI Asia Pacific ex Japan Index

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE RAFI Developed Asia Pacific ex Japan Mid Small Index

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE RAFI Developed ex US Index

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE RAFI Developed ex US Mid Small 1500 Index

FTSE RAFI Emerging Markets Portfolio	FTSE RAFI Emerging Index

FTSE RAFI Europe Portfolio	FTSE RAFI Europe Index

FTSE RAFI Europe Small-Mid Portfolio	FTSE RAFI Developed Europe Mid Small Index

FTSE RAFI International Real Estate Portfolio	FTSE RAFI Real Estate Global ex US Index

FTSE RAFI Japan Portfolio	FTSE RAFI Japan Index

Global Agriculture Portfolio	NASDAQ OMX Global Agriculture Index IndexSM

Global Biotech Portfolio	NASDAQ OMX Global Biotechnology IndexSM

Global Clean Energy Portfolio	WilderHill New Energy Global Innovation Index

Global Coal Portfolio	NASDAQ OMX Global Coal IndexSM

Global Gold and Precious Metals Portfolio	NASDAQ OMX Global Gold and Precious Metals IndexSM

Global Nuclear Energy Portfolio	WNA Nuclear Energy IndexSM

Global Progressive Transportation Portfolio	Wilder NASDAQ OMX Global Energy Efficient Transport IndexSM

Global Steel Portfolio	NASDAQ OMX Global Steel IndexSM

Global Water Portfolio	Palisades Global Water Index

Global Wind Energy Portfolio	NASDAQ OMX Clean Edge Global Wind Energy Index

International Listed Private Equity Portfolio	International Listed Private Equity IndexSM

MENA Frontier Countries Portfolio	NASDAQ OMX Middle East North Africa IndexSM

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions, that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.

Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the New York Stock Exchange ("NYSE"), closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the New York Stock Exchange ("NYSE"), events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

As a Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

There are certain risks inherent in investing in listed private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately-held companies. Generally, little public information exists for private and thinly traded companies and there is a risk that investors may not be able to make a fully informed investment decision. Investments made by listed private equity companies are generally subject to legal and other restrictions on resale and are otherwise less liquid than publicly-traded securities. The illiquidity of these investments may make it difficult to sell such investments if the need arises, and if there is a need for a listed private equity company in which the Fund invests to liquidate its portfolio quickly, it may realize a loss on its investments. Since many of the assets of listed private equity companies do not have readily ascertainable market values, such assets are most often recorded at fair value, in good faith, in accordance with valuation procedures adopted by such companies.

The Funds may not be fully invested at times, either as a result of cash flows into the fund or reserves of cash held by the Funds to meet redemptions and expenses.

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally the Funds are subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders' per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statement of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

H. Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London world markets. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

% of Average Daily Net Assets
DWA Developed MarketsTechnical Leaders Portfolio	0.80%
DWA Emerging Markets Technical Leaders Portfolio	0.90%
Dynamic Asia Pacific Portfolio	0.80%
Dynamic Developed International Opportunities Portfolio	0.75%
Dynamic Europe Portfolio	0.75%
Emerging Markets Infrastructure Portfolio	0.75%
FTSE RAFI Asia Pacific ex-Japan Portfolio	0.80%
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	0.80%
FTSE RAFI Developed Markets ex-U.S. Portfolio	0.75%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	0.75%
FTSE RAFI Emerging Markets Portfolio	0.85%
FTSE RAFI Europe Portfolio	0.75%
FTSE RAFI Europe Small-Mid Portfolio	0.75%
FTSE RAFI International Real Estate Portfolio	0.75%
FTSE RAFI Japan Portfolio	0.75%
Global Agriculture Portfolio	0.75%
Global Biotech Portfolio	0.75%
Global Clean Energy Portfolio	0.75%
Global Coal Portfolio	0.75%
Global Gold and Precious Metals Portfolio	0.75%
Global Nuclear Energy Portfolio	0.75%
Global Progressive Transportation Portfolio	0.75%
Global Steel Portfolio	0.75%
Global Water Portfolio	0.75%
Global Wind Energy Portfolio	0.75%
International Listed Private Equity Portfolio	0.75%
MENA Frontier Countries Portfolio	0.95%

The Adviser has voluntarily agreed to waive a portion of its unitary management fee. After giving effect to such waiver, the Fund's net unitary management fee is 0.70%. The Adviser may amend or terminate this agreement at any time.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in Shares.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

The Adviser has entered into licensing agreements for each Fund with the following Licensor:

Fund	Licensor
DWA Developed MarketsTechnical Leaders Portfolio	Dorsey, Wright & Associates, Inc.

DWA Emerging Markets Technical Leaders Portfolio	Dorsey, Wright & Associates, Inc.

Dynamic Asia Pacific Portfolio	Quantitative Services Group, LLC

Dynamic Developed International Opportunities Portfolio	Quantitative Services Group, LLC

Dynamic Europe Portfolio	Quantitative Services Group, LLC

Emerging Markets Infrastructure Portfolio	S-Network Global Indexes, LLC

FTSE RAFI Asia Pacific ex-Japan Portfolio	FTSE International Ltd.

FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Portfolio	FTSE International Ltd.

FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI Emerging Markets Portfolio	FTSE International Ltd.

FTSE RAFI Europe Portfolio	FTSE International Ltd.

FTSE RAFI Europe Small-Mid Portfolio	FTSE International Ltd.

FTSE RAFI International Real Estate Portfolio	FTSE International Ltd.

FTSE RAFI Japan Portfolio	FTSE International Ltd.

Global Agriculture Portfolio	The NASDAQ OMX Group, Inc.

Global Biotech Portfolio	The NASDAQ OMX Group, Inc.

Global Clean Energy Portfolio	WilderHill New Energy Finance, LLC

Global Coal Portfolio	The NASDAQ OMX Group, Inc.

Global Gold and Precious Metals Portfolio	The NASDAQ OMX Group, Inc.

Global Nuclear Energy Portfolio	WNA GLOBAL INDEXES, LLC

Global Progressive Transportation Portfolio	Wilder Transport Index, LLC,

Global Steel Portfolio	The NASDAQ OMX Group, Inc.

Global Water Portfolio	Palisades Water Index Associates, LLC

Global Wind Energy Portfolio	The NASDAQ OMX Group, Inc.

International Listed Private Equity Portfolio	Redrocks Capital Partners, LLC

MENA Frontier Countries Portfolio	The NASDAQ OMX Group, Inc.

The Index name trademarks are owned by the respective Licensors. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Note 4. Investments in Affiliates

The 1940 Act defines "affiliate" to include issuers of which a fund holds 5% or more of the outstanding voting securities. The following is a summary of the transactions with affiliates for the year ended October 31, 2008.

Global Water Portfolio

	Value 10/31/07	Purchases of Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 10/31/08	Dividend Income	Realized Loss
Christ Water Technology AG	$3,103,257	$14,737,209	$(853,365)	$(12,195,777)	$4,791,324	$—	$(349,236)

Note 5. Federal Income Taxes

At October 31, 2008, the costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Cost
DWA Developed MarketsTechnical Leaders Portfolio	$30,140,493
DWA Emerging Markets Technical Leaders Portfolio	19,491,312
Dynamic Asia Pacific Portfolio	22,963,694
Dynamic Developed International Opportunities Portfolio	76,142,864
Dynamic Europe Portfolio	7,594,207
Emerging Markets Infrastructure Portfolio	2,242,377
FTSE RAFI Asia Pacific ex-Japan Portfolio	26,096,063
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	14,127,637
FTSE RAFI Developed Markets ex-U.S. Portfolio	96,563,516
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	22,967,298
FTSE RAFI Emerging Markets Portfolio	101,126,616
FTSE RAFI Europe Portfolio	9,880,360
FTSE RAFI Europe Small-Mid Portfolio	7,038,960
FTSE RAFI International Real Estate Portfolio	4,663,486
FTSE RAFI Japan Portfolio	9,317,247
Global Agriculture Portfolio	2,519,161
Global Biotech Portfolio	2,551,249
Global Clean Energy Portfolio	225,707,682
Global Coal Portfolio	2,435,623
Global Gold and Precious Metals Portfolio	2,441,203
Global Nuclear Energy Portfolio	50,056,889
Global Progressive Transportation Portfolio	2,479,258
Global Steel Portfolio	2,257,863
Global Water Portfolio	336,861,523
Global Wind Energy Portfolio	28,129,926
International Listed Private Equity Portfolio	18,841,587
MENA Frontier Countries Portfolio	31,729,908

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

At October 31, 2008, the components of accumulated earning/loss on a tax basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Currency Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/Loss
DWA Developed Markets Technical Leaders Portfolio	$—	$(17,174,329)	$(6,175,761)	$606,388	$(6,782,149)	$(1,934)	$(23,352,024)
DWA Emerging Markets Technical Leaders Portfolio	—	(15,429,745)	(6,541,334)	11,898	(6,553,232)	(22,354)	(21,993,433)
Dynamic Asia Pacific Portfolio	—	(7,186,566)	(11,520,092)	6,962	(11,527,054)	(22)	(18,706,680)
Dynamic Developed International Opportunities Portfolio	—	(23,724,391)	(29,723,686)	90,140	(29,813,826)	(42,628)	(53,490,705)
Dynamic Europe Portfolio	—	(2,954,848)	(3,362,026)	3,797	(3,365,823)	(1,452)	(6,318,326)
Emerging Markets Infrastructure Portfolio	6,762	(27,268)	(223,378)	90,292	(313,670)	102	(243,782)
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	(566,386)	(11,687,543)	45,283	(11,732,826)	(27)	(12,253,956)
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	23,268	(1,461,276)	(7,834,571)	58,374	(7,892,945)	(1,113)	(9,273,692)
FTSE RAFI Developed Markets ex-U.S. Portfolio	1,167,356	(2,095,663)	(38,044,013)	583,879	(38,627,892)	(6,967)	(38,979,287)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	20,330	(1,083,844)	(9,434,382)	192,409	(9,626,791)	(10,116)	(10,508,012)
FTSE RAFI Emerging Markets Portfolio	771,309	(6,585,566)	(44,483,506)	39,642	(44,523,148)	(6,882)	(50,304,645)
FTSE RAFI Europe Portfolio	—	(268,923)	(4,670,635)	72,061	(4,742,696)	(9,330)	(4,948,888)
FTSE RAFI Europe Small-Mid Portfolio	17,808	(265,722)	(3,682,352)	2,881	(3,685,233)	(9,469)	(3,939,735)
FTSE RAFI International Real Estate Portfolio	23,099	(114,878)	(2,306,549)	—	(2,306,549)	289	(2,398,039)
FTSE RAFI Japan Portfolio	57,634	(416,819)	(2,761,547)	90,634	(2,852,181)	5,458	(3,115,274)
Global Agriculture Portfolio	—	(2,831)	(875,587)	12,330	(887,917)	6,549	(871,869)
Global Biotech Portfolio	—	(941)	(372,734)	14,981	(387,715)	(784)	(374,459)
Global Clean Energy Portfolio	218,241	(34,512,054)	(119,122,950)	357,206	(119,480,156)	(1,840)	(153,418,603)
Global Coal Portfolio	3,992	(11,075)	(1,025,537)	—	(1,025,537)	(53)	(1,032,673)
Global Gold and Precious Metals Portfolio	—	(26,066)	(838,632)	—	(838,632)	15,403	(849,295)
Global Nuclear Energy Portfolio	94,243	(519,741)	(23,274,356)	200,066	(23,474,422)	4,624	(23,695,230)
Global Progressive Transportation Portfolio	5,383	(18,830)	(640,468)	24,924	(665,392)	(256)	(654,171)
Global Steel Portfolio	—	(156,658)	(977,727)	—	(977,727)	(1,489)	(1,135,874)
Global Water Portfolio	2,315,809	(65,428,563)	(140,459,630)	75,351	(140,534,981)	(34,137)	(203,606,521)
Global Wind Energy Portfolio	87,571	(1,187,533)	(14,095,690)	—	(14,095,690)	3,284	(15,192,368)
International Listed Private Equity Portfolio	15,869	(1,700,100)	(9,534,015)	30,119	(9,564,134)	(863)	(11,219,109)
MENA Frontier Countries Portfolio	—	(2,297,569)	(12,141,970)	—	(12,141,970)	(77,713)	(14,517,252)

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Period ended October 31, 2008	Period ended October 31, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
DWA Developed MarketsTechnical Leaders Portfolio	$399,206	$66,923
Dynamic Asia Pacific Portfolio	1,168,679	—
Dynamic Developed International Opportunities Portfolio	1,535,075	44,900
Dynamic Europe Portfolio	288,897	8,258
FTSE RAFI Asia Pacific ex-Japan Portfolio	820,088	52,521
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	373,680	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	903,504	5,314
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	275,980	—
FTSE RAFI Emerging Markets Portfolio	743,342	—
FTSE RAFI Europe Portfolio	280,945	4,433
FTSE RAFI Europe Small-Mid Portfolio	141,338	—
FTSE RAFI International Real Estate Portfolio	50,158	—
FTSE RAFI Japan Portfolio	90,287	—
Global Nuclear Energy Portfolio	13,984	—
International Listed Private Equity Portfolio	430,242	—

Period ended October 31, 2008
Distributions paid from Return of Capital
DWA Developed MarketsTechnical Leaders Portfolio	$318,108
DWA Emerging Markets Technical Leaders Portfolio	126,780
Dynamic Asia Pacific Portfolio	66,672
Dynamic Developed International Opportunities Portfolio	289,593
Dynamic Europe Portfolio	28,587
FTSE RAFI Asia Pacific ex-Japan Portfolio	68,892
FTSE RAFI Europe Portfolio	4,427

At October 31, 2008, for Federal income tax purposes, the Funds had capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforward by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforward when there has been a greater than fifty percent change in ownership of a Fund.

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

	Year of Expiration		Total
	2015	2016	Amount
DWA Developed MarketsTechnical Leaders Portfolio	$—	$17,174,329	$17,174,329
DWA Emerging Markets Technical Leaders Portfolio	—	15,429,745	15,429,745
Dynamic Asia Pacific Portfolio	19,931	7,166,635	7,186,566
Dynamic Developed International Opportunities Portfolio	47,847	23,676,544	23,724,391
Dynamic Europe Portfolio	44,616	2,910,232	2,954,848
Emerging Markets Infrastructure Portfolio	—	27,268	27,268
FTSE RAFI Asia Pacific ex-Japan Portfolio	—	566,386	566,386
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	14,699	1,446,577	1,461,276
FTSE RAFI Developed Markets ex-U.S. Portfolio	54,729	2,040,934	2,095,663
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	2,199	1,081,645	1,083,844
FTSE RAFI Emerging Markets Portfolio	5,426	6,580,140	6,585,566
FTSE RAFI Europe Portfolio	13,972	254,951	268,923
FTSE RAFI Europe Small-Mid Portfolio	1,345	264,377	265,722
FTSE RAFI International Real Estate Portfolio	—	114,878	114,878
FTSE RAFI Japan Portfolio	53,958	362,861	416,819
Global Agriculture Portfolio	—	2,831	2,831
Global Biotech Portfolio	—	941	941
Global Clean Energy Portfolio	155,633	34,356,421	34,512,054
Global Coal Portfolio	—	11,075	11,075
Global Gold and Precious Metals Portfolio	—	26,066	26,066
Global Nuclear Energy Portfolio	—	519,741	519,741
Global Progressive Transportation Portfolio	—	18,830	18,830
Global Steel Portfolio	—	156,658	156,658
Global Water Portfolio	589,102	64,839,461	65,428,563
Global Wind Energy Portfolio	—	1,187,533	1,187,533
International Listed Private Equity Portfolio	—	1,700,100	1,700,100
MENA Frontier Countries Portfolio	—	2,297,569	2,297,569

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and accumulated net realized gain or loss on investments. These differences are primarily due to redemptions-in-kind, investments in partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the period ended October 31, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss	Shares of Beneficial Interest
DWA Developed Markets Technical Leaders Portfolio	$(246,232)	$1,857,873	$(1,611,641)
DWA Emerging Markets Technical Leaders Portfolio	(281,390)	2,164,539	(1,883,149)
Dynamic Asia Pacific Portfolio	(11,027)	1,124,967	(1,113,940)
Dynamic Developed International Opportunities Portfolio	(377,666)	(483,946)	861,612

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss	Shares of Beneficial Interest
Dynamic Europe Portfolio	$(26,201)	$68,021	$(41,820)
Emerging Markets Infrastructure Portfolio	1,064	(1,064)	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	(74,544)	(90,725)	165,269
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	(48,689)	48,689	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	(507,932)	3,353,591	(2,845,659)
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	(108,801)	1,024,334	(915,533)
FTSE RAFI Emerging Markets Portfolio	122,908	495,447	(618,355)
FTSE RAFI Europe Portfolio	(24,922)	(10,712)	35,634
FTSE RAFI Europe Small-Mid Portfolio	(4,674)	8,814	(4,140)
FTSE RAFI International Real Estate Portfolio	(21,156)	1,166	19,990
FTSE RAFI Japan Portfolio	31,104	144,685	(175,789)
Global Agriculture Portfolio	(300)	1,827	(1,527)
Global Biotech Portfolio	2,010	1,527	(3,537)
Global Clean Energy Portfolio	(39,021)	(13,082,313)	13,121,334
Global Coal Portfolio	(2,077)	2,077	—
Global Gold and Precious Metals Portfolio	576	11,850	(12,426)
Global Nuclear Energy Portfolio	(20,122)	3,987	16,135
Global Progressive Transportation Portfolio	2,628	(2,628)	—
Global Steel Portfolio	(7,943)	35,762	(27,819)
Global Water Portfolio	(2,188,995)	9,472,054	(7,283,059)
Global Wind Energy Portfolio	116,366	(98,118)	(18,248)
International Listed Private Equity Portfolio	50,165	281	(50,446)
MENA Frontier Countries Portfolio	61,362	71,367	(132,729)

Note 6. Investment Transactions

For the period ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
DWA Developed MarketsTechnical Leaders Portfolio	$80,128,982	$78,801,756
DWA Emerging Markets Technical Leaders Portfolio	74,733,705	62,944,924
Dynamic Asia Pacific Portfolio	39,843,346	40,431,149
Dynamic Developed International Opportunities Portfolio	130,398,407	134,174,926
Dynamic Europe Portfolio	14,037,791	14,083,732
Emerging Markets Infrastructure Portfolio	318,824	106,156
FTSE RAFI Asia Pacific ex-Japan Portfolio	9,862,531	10,204,851
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	6,147,020	5,964,820
FTSE RAFI Developed Markets ex-U.S. Portfolio	22,322,533	21,061,458
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	7,628,014	7,335,184
FTSE RAFI Emerging Markets Portfolio	34,355,321	33,129,655
FTSE RAFI Europe Portfolio	2,944,726	3,181,276

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

	Purchases	Sales
FTSE RAFI Europe Small-Mid Portfolio	$2,970,346	$2,982,083
FTSE RAFI International Real Estate Portfolio	699,364	684,998
FTSE RAFI Japan Portfolio	2,870,000	2,745,181
Global Agriculture Portfolio	585,744	430,894
Global Biotech Portfolio	281,004	279,862
Global Clean Energy Portfolio	109,132,962	101,419,215
Global Coal Portfolio	671,597	592,765
Global Gold and Precious Metals Portfolio	386,010	423,727
Global Nuclear Energy Portfolio	7,294,892	5,858,246
Global Progressive Transportation Portfolio	727,368	545,494
Global Steel Portfolio	5,286,976	4,894,704
Global Water Portfolio	174,441,515	163,170,499
Global Wind Energy Portfolio	7,396,717	6,891,653
International Listed Private Equity Portfolio	8,650,398	8,368,770
MENA Frontier Countries Portfolio	53,242,622	19,215,206

For the period ended October 31, 2008 in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
DWA Developed MarketsTechnical Leaders Portfolio	$60,340,822	$12,872,330
DWA Emerging Markets Technical Leaders Portfolio	31,962,971	7,248,313
Dynamic Asia Pacific Portfolio	16,673,329	9,459,009
Dynamic Developed International Opportunities Portfolio	54,706,237	8,349,476
Dynamic Europe Portfolio	6,891,695	3,820,043
Emerging Markets Infrastructure Portfolio	2,056,977	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	22,072,795	5,511,020
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	—	—
FTSE RAFI Developed Markets ex-U.S. Portfolio	78,815,339	8,578,927
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	22,606,117	2,773,406
FTSE RAFI Emerging Markets Portfolio	89,295,661	9,218,134
FTSE RAFI Europe Portfolio	5,383,316	239,410
FTSE RAFI Europe Small-Mid Portfolio	2,386,027	—
FTSE RAFI International Real Estate Portfolio	4,758,334	—
FTSE RAFI Japan Portfolio	9,176,810	4,467,920
Global Agriculture Portfolio	2,366,804	—
Global Biotech Portfolio	2,551,048	—
Global Clean Energy Portfolio	209,008,121	54,506,397
Global Coal Portfolio	2,367,866	—
Global Gold and Precious Metals Portfolio	2,504,576	—
Global Nuclear Energy Portfolio	49,139,842	—
Global Progressive Transportation Portfolio	2,316,215	—

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

	Securities Received	Securities Delivered
Global Steel Portfolio	$2,021,577	$—
Global Water Portfolio	234,928,504	64,733,554
Global Wind Energy Portfolio	28,812,395	—
International Listed Private Equity Portfolio	15,248,286	—
MENA Frontier Countries Portfolio	—	—

Gains and losses on in-kind transactions are not considered taxable for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary management fee, pays such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act) (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (200,000 for FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, FTSE RAFI Asia-Pacific ex-Japan Small-Mid Portfolio and FTSE RAFI Emerging Markets Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 30, 2008

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Qualified dividend income	Dividends-received deduction
DWA Developed MarketsTechnical Leaders Portfolio	100%	0%
DWA Emerging Markets Technical Leaders Portfolio	0%	0%
Dynamic Asia Pacific Portfolio	100%	0%
Dynamic Developed International Opportunities Portfolio	100%	0%
Dynamic Europe Portfolio	100%	0%
Emerging Markets Infrastructure Portfolio	0%	0%
FTSE RAFI Asia Pacific ex-Japan Portfolio	100%	0%
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	100%	0%
FTSE RAFI Developed Markets ex-U.S. Portfolio	100%	0%
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	100%	0%
FTSE RAFI Emerging Markets Portfolio	100%	0%
FTSE RAFI Europe Portfolio	100%	0%
FTSE RAFI Europe Small-Mid Portfolio	100%	0%
FTSE RAFI International Real Estate Portfolio	0%	0%
FTSE RAFI Japan Portfolio	100%	0%
Global Agriculture Portfolio	0%	0%
Global Biotech Portfolio	0%	0%
Global Clean Energy Portfolio	0%	0%
Global Coal Portfolio	0%	0%
Global Gold and Precious Metals Portfolio	0%	0%
Global Nuclear Energy Portfolio	100%	0%
Global Progressive Transportation Portfolio	0%	0%
Global Steel Portfolio	0%	0%
Global Water Portfolio	0%	0%
Global Wind Energy Portfolio	0%	0%
International Listed Private Equity Portfolio	100%	0%
MENA Frontier Countries Portfolio	0%	0%
The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries.

The gross foreign source income and foreign taxes paid are as follows:

	Gross Foreign Income	Foreign Taxes Paid
DWA Developed MarketsTechnical Leaders Portfolio	$1,019,937	$175,668
DWA Emerging Markets Technical Leaders Portfolio	—	—
Dynamic Asia Pacific Portfolio	—	—
Dynamic Developed International Opportunities Portfolio	2,297,298	258,764
Dynamic Europe Portfolio	355,044	41,202
Emerging Markets Infrastructure Portfolio	—	—
FTSE RAFI Asia Pacific ex-Japan Portfolio	1,013,282	3,720
FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio	523,711	4,598
FTSE RAFI Developed Markets ex-U.S. Portfolio	2,588,501	261,889

Supplemental Information (Unaudited) (Continued)

Federal Income Tax Information (Continued)

	Gross Foreign Income	Foreign Taxes Paid
FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	$439,026	$40,047
FTSE RAFI Emerging Markets Portfolio	2,097,116	225,086
FTSE RAFI Europe Portfolio	333,796	40,449
FTSE RAFI Europe Small-Mid Portfolio	207,661	26,832
FTSE RAFI International Real Estate Portfolio	92,628	6,137
FTSE RAFI Japan Portfolio	163,103	12,008
Global Agriculture Portfolio	—	—
Global Biotech Portfolio	—	—
Global Clean Energy Portfolio	1,330,253	123,039
Global Coal Portfolio	—	—
Global Gold and Precious Metals Portfolio	—	—
Global Nuclear Energy Portfolio	—	—
Global Progressive Transportation Portfolio	523,711	4,598
Global Steel Portfolio	—	—
Global Water Portfolio	6,185,189	732,239
Global Wind Energy Portfolio	—	—
International Listed Private Equity Portfolio	549,489	40,756
MENA Frontier Countries Portfolio	—	—

Supplemental Information

Trustees and Officers

The Independent Trustees, the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge 50 YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management, LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consisted of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Marc M. Kole 48 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	118	None

D. Mark McMillan 45 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consisted of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Philip M. Nussbaum 46 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consisted of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Donald H. Wilson 48 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007-Present); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006-August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consisted of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond** 45 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998-August 2002)	118	None

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  Interested person as defined in Section 2(a)(19) of the 1940 Act.

  ***  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consisted of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan 54 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2007 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson 42 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the officers began serving the Trust. Each officer serves until his successor is elected.

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on June 20, 2008, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following funds (each a "Fund"):

PowerShares Global Agriculture Portfolio

PowerShares Global Biotech Portfolio

PowerShares Global Coal Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Progressive Transportation Portfolio

PowerShares Global Steel Portfolio

PowerShares Global Wind Energy Portfolio

PowerShares MENA Frontier Countries Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of services rendered and amounts paid to other registered investment companies and (vi) any benefits to be realized by the Adviser from its relationship with each Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of each Fund, and considered the quality of services provided by the Adviser to other exchange-traded funds ("ETFs"). The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indices and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to each Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Invesco Aim's product research department, based on data provided by Lipper Inc. and Morningstar, Inc., independent sources, on expense ratios of peer groups of ETFs and open-end funds in similar peer groups. The Trustees noted that the annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser agreed to pay all expenses of each Fund except brokerage expenses, taxes, interest and extraordinary expenses. The Trustees noted that the unitary advisory fee for each Fund generally was at the higher end of the ETF peer group expense ratios, but generally was lower than expense ratios for open-end (non-ETF) funds and was reasonable because of the complexity of each index, other distinguishing factors of each Fund, and the higher administrative, operational and management oversight

Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

costs for the Adviser. The Trustees also noted that some of the higher advisory fees were attributable to higher trading and custody costs for certain jurisdictions, and to the license fee payable out of the unitary fee to be charged to each Fund. The Board noted that the Adviser represented that the advisory fees were competitive with those of their ETF peers. The Board considered the voluntary advisory fee waiver of 25 basis points that would be in effect for the PowerShares MENA Frontier Countries Portfolio. The Board concluded that the advisory fee and expected total expense ratio of each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that it will initially be providing services to the Funds at a loss. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to the Funds appeared to be reasonable in comparison with the costs of providing investment advisory services to the Funds.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of each Fund can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund. No single factor was determinative in the Board's analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares Emerging Markets Infrastructure Portfolio

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the PowerShares Emerging Markets Infrastructure Portfolio (the "Fund").

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Fund grows, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Fund. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Fund, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Fund's administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Fund.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to the Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Fund was a unitary fee, and that the Adviser agreed to pay all expenses of the Fund except brokerage commissions and other trading expenses, taxes, interest and extraordinary expenses. The Trustees noted that the advisory fee was generally at the higher end of the ETF universe, but was generally lower than fees for open-end (non-ETF) funds and closed-end funds, and was reasonable because of the complexity of the index, which generally require more frequent rebalancing of the portfolio, the distinguishing factors of the Fund, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that higher trading and custody costs

Board Considerations Regarding Approval of Investment Advisory Agreement for the PowerShares Emerging Markets Infrastructure Portfolio (Continued)

for certain jurisdictions and a higher license fee payable out of the unitary fee may contribute to a higher advisory fee. The Board noted that the Adviser represented that the advisory fee was competitive with those of its ETF peers. The Board concluded that the advisory fee and expected total expense ratio of the Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Fund can be reduced on a per-fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Fund. The Trustees considered whether the advisory fee rate for the Fund is reasonable in relation to the projected asset size of the Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETF's"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-Based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust II.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-8

2008 Annual Report to Shareholders

October 31, 2008

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

PowerShares Autonomic Balanced NFA Global Asset Portfolio

PowerShares Autonomic Growth NFA Global Asset Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares High Yield Corporate Bond Portfolio

PowerShares Insured California Municipal Bond Portfolio

PowerShares Insured National Municipal Bond Portfolio

PowerShares Insured New York Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Table of Contents

The Market Environment	2

Managers' Analysis	3

Frequency Distribution of Discounts & Premiums	30

Fees and Expenses	32

Schedules of Investments

PowerShares 1-30 Laddered Treasury Portfolio	34

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	35

PowerShares Autonomic Balanced NFA Global Asset Portfolio	36

PowerShares Autonomic Growth NFA Global Asset Portfolio	37

PowerShares Emerging Markets Sovereign Debt Portfolio	38

PowerShares High Yield Corporate Bond Portfolio	39

PowerShares Insured California Municipal Bond Portfolio	42

PowerShares Insured National Municipal Bond Portfolio	45

PowerShares Insured New York Municipal Bond Portfolio	49

PowerShares Preferred Portfolio	52

PowerShares VRDO Tax-Free Weekly Portfolio	54

Statements of Assets and Liabilities	58

Statements of Operations	60

Statements of Changes in Net Assets	62

Financial Highlights	64

Notes to Financial Statements	70

Report of Independent Registered Public Accounting Firm	83

Supplemental Information	84

Board Considerations Regarding Approval of Investment Advisory Agreements	90

The Market Environment

Global Market Environment

Global markets and economies declined even more than the struggling U.S. during the twelve month reporting period ending October 31, 2008. The benchmark MSCI EAFE Index fell 46.14% versus a drop of 36.10% by the S&P 500 Index. The primary culprit in the negative global contagion has been the global credit crisis, which has broadly pulled down world equity, fixed income, and commodity markets. This has greatly restricted the velocity of money and the ability to borrow by both businesses and consumers, resulting in decelerating economic growth along with a flight to perceived quality. The U.S. dollar rebounded from record lows versus the Euro to end the reporting period up 11.8% relative to the Euro. Even a stronger U.S. dollar and lower commodity prices couldn't push global developed equities to perform better than U.S. equities on a relative basis. Emerging market equities suffered even more as the benchmark MSCI BRIC Index lost 60.62% during the period. A broad majority of worldwide central banks lowered their short-term target rates during the period, along with the U.S. The instability in the global markets resulted in a lower demand for global bonds and relatively worse returns (Lehman Brothers Global Aggregate Total Return Bond Index returned -2.53%) than the U.S. bond market (U.S. Aggregate Bond Index returned 0.3%) during the reporting period.

United States Market Environment

After capitulating in early October 2007, U.S. equities proceeded to plunge into their worst bear market since the Great Depression. Over the one year period ending October 31, 2008, the S&P 500 Index returned -36.1% while volatility (as measured by the Chicago Board Options Exchange S&P 500 "Volatility" Index) rose a staggering 223.2%. As the U.S. credit crunch spread to a global scale, few markets remained unscathed. By the end of the reporting period, most developed equity markets had dropped to multi-year lows given economic contraction while developing markets were decimated by the swift drop in commodity prices (Deutsche Bank Liquid Commodity Index returned -14.8%).

By September 2008, the governments of many developed nations and the U.S. began to provide emergency funding and lending facilities to financial institutions. By mid-September, the U.S. government had seized control of the two largest mortgage companies Fannie Mae and Freddie Mac and took over the largest U.S. insurance company, AIG. On October 8, 2008, central banks worldwide embarked on a coordinated easing of interest rates in an effort to restore liquidity and increase overall market stability. Unfortunately bonds were not their usual safe haven this time around: the Lehman Brothers U.S. Aggregate Total Return Bond Index was up a meager 0.3% in the year ended October 31, 2008. Only government-owned debt experienced any flight-to-quality in the fixed income asset class, with the Merrill Lynch U.S. Treasury Master Index returning +7.8% over the reporting period. Another benefactor of the global interest rate cuts was the U.S. dollar, as the FINEX-ICE U.S. Dollar Index rose 12.9%.

2

Managers' Analysis

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

The PowerShares 1-30 Laddered Treasury Portfolio (the "Fund") is based on the Ryan/Mergent 1-30 Year Treasury Laddered Index, which measures the potential returns of U.S. Treasury securities with a yield curve based upon 30 U.S. Treasury Bonds with fixed coupons, scheduled to mature in a proportional, annual sequential ("laddered") structure.

For the year ended October 31, 2008, the Fund was +7.00% on a total return basis. During this same period the Ryan/Mergent 1-30 Year Treasury Laddered Index returned +7.12% and the Lehman Brothers Aggregate Index returned 7.76%. For the second consecutive year, U.S. Treasuries experienced relatively strong performance given their "flight-to-quality" status.

Duration Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Maturing in 1 to 5 Years	16.5
Maturing in 6 to 10 Years	16.6
Maturing in 11 to 15 Years	18.9
Maturing in 16 to 20 Years	12.9
Maturing in 21 to 25 Years	16.4
Maturing in 26 to 30 Years	17.3
Money Market Fund	0.9
Other	0.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
United States Treasury Bonds, 4.500%, 02/15/36	10.4
United States Treasury Bonds,
5.375%, 02/15/31	9.9
United States Treasury Bonds, 4.375%, 02/15/38	3.5
United States Treasury Bonds,
4.750%, 02/15/37	3.5
United States Treasury Notes, 4.000%, 02/15/14	3.4
United States Treasury Notes,
3.875%, 02/15/13	3.4
United States Treasury Notes, 4.000%, 02/15/15	3.4
United States Treasury Notes,
3.500%, 02/15/10	3.3
United States Treasury Notes, 3.500%, 02/15/18	3.3
United States Treasury Notes,
4.500%, 02/15/16	3.3
Total	47.4

3

Managers' Analysis (Continued)

PowerShares 1-30 Laddered Treasury Portfolio (ticker: PLW)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception† Cumulative
Index
Ryan/Mergent 1-30 Year Treasury Laddered Index	7.12	9.00
Lehman Aggregate Treasury Index	7.76	9.03
Fund
NAV Return	7.00	8.77
Share Price Return	6.95	5.33

Fund Inception: October 11, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman Aggregate Treasury Index (the "Benchmark Index") is an unmanaged index of U.S. Treasury securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

††  Average annualized.

4

Managers' Analysis

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (ticker: PAO)

The PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (the "Fund") is based on the New Frontier Global Dynamic Balanced Growth IndexTM ("Index") – an "Index of ETFs" composed of primarily PowerShares ETFs. The ETFs included in the Index and their appropriate weights are chosen through New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. This process identifies a group of PowerShares ETFs that covers a combination of asset classes expected to maximize long-term returns for a given level of risk.

The Index is optimized relative to a growth risk profile targeting approximately 75% equities and 25% taxable fixed income. The Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the 75/25 risk target is met.

From inception (May 20, 2008) through October 31, 2008 the Fund declined -35.74%. The Fund's allocation to international equity ETFs, which make up approximately 33% of the portfolio, had the largest impact on the Fund's performance. Domestic equity, currency, and commodity positions' performance was in line with the overall portfolio. The 25% allocation to fixed income helped cushion the Fund relative to the other asset classes held in the Fund.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Domestic Equity Funds	43.1
International Equity Funds	32.8
Fixed Income Funds	23.6
Commodity Funds	0.5
Currency Fund	0.5
Money Market Fund	0.5
Other	(1.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Exchange-Traded Fund
PowerShares Dynamic Large Cap Value Portfolio	8.9
PowerShares Dynamic Large Cap Growth Portfolio	7.5
PowerShares Emerging Markets Sovereign Debt Portfolio	5.7
Vanguard Emerging Markets ETF	4.7
iShares MSCI Japan Index Fund	4.6
PowerShares Dynamic Large Cap Portfolio	4.5
PowerShares Dynamic Mid Cap Growth Portfolio	4.5
Vanguard ETF European	4.5
DJ Wilshire REIT ETF	4.5
Vanguard Europe Pacific ETF	4.4
Total	53.8

5

Managers' Analysis (Continued)

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (ticker: PAO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception† Cumulative
Index
New Frontier Global Dynamic Balanced Growth IndexTM	-34.82
S&P 500® Index	-30.79
Fund
NAV Return	-35.74
Share Price Return	-38.01

Fund Inception: May 20, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index considered representative of the U.S. stock market.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

6

Managers' Analysis

PowerShares Autonomic Balanced NFA Global Asset Portfolio (ticker: PCA)

The PowerShares Autonomic Balanced NFA Global Asset Portfolio (the "Fund") is based on the New Frontier Global Dynamic Balanced IndexTM ("Index") – an "Index of ETFs" composed of primarily PowerShares ETFs. The ETFs included in the Index and their appropriate weights are chosen through New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. This process identifies a group of PowerShares ETFs that covers a combination of asset classes expected to maximize long-term returns for a given level of risk.

The Index is optimized relative to a growth risk profile targeting approximately 60% equities and 40% taxable fixed income. The Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the 60/40 risk target is met.

From inception (May 20, 2008) through October 31, 2008 the Fund declined -31.56%. The Fund's allocation to international equity ETFs, which make up approximately 25% of the portfolio, had the largest impact on the Fund's performance. Domestic equity, which makes up approximately 37% of the fund, had the second largest impact on the Fund's performance. Currency and commodity positions' performance was slightly better than the overall portfolio. The 40% allocation to fixed income helped cushion the fund relative to the other asset classes held in the fund.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Fixed Income Funds	38.0
Domestic Equity Funds	36.6
International Equity Funds	24.6
Commodity Funds	0.7
Currency Fund	0.5
Money Market Fund	0.6
Other	(1.0)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Exchange-Traded Fund
PowerShares Dynamic Large Cap Value Portfolio	7.2
PowerShares Emerging Markets Sovereign Debt Portfolio	6.6
PowerShares 1-30 Laddered Treasury Portfolio	6.5
PowerShares Dynamic Large Cap Growth Portfolio	5.3
Vanguard Emerging Markets ETF	4.7
PowerShares Dynamic Large Cap Portfolio	4.6
Vanguard ETF European	4.5
DJ Wilshire REIT ETF	4.5
iShares MSCI Japan Index Fund	4.5
iShares Lehman MBS Fixed-Rate Bond Fund	4.4
Total	52.8

7

Managers' Analysis (Continued)

PowerShares Autonomic Balanced NFA Global Asset Portfolio (ticker: PCA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception† Cumulative
Index
New Frontier Global Dynamic Balanced IndexTM	-30.68
S&P 500® Index	-30.79
Fund
NAV Return	-31.56
Share Price Return	-30.94

Fund Inception: May 20, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index considered representative of the U.S. stock market.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

8

Managers' Analysis

PowerShares Autonomic Growth NFA Global Asset Portfolio (ticker: PTO)

The PowerShares Autonomic Growth NFA Global Asset Portfolio (the "Fund") is based on the New Frontier Global Dynamic Growth IndexTM ("Index") – an "Index of ETFs" composed of primarily PowerShares ETFs. The ETFs included in the Index and their appropriate weights are chosen through New Frontier Advisors' proprietary and patented Resampled EfficiencyTM optimization process. This process identifies a group of PowerShares ETFs that covers a combination of asset classes expected to maximize long-term returns for a given level of risk.

The Index is optimized relative to a growth risk profile targeting approximately 90% equities and 10% taxable fixed income. The Underlying Index is generally adjusted quarterly, though monthly rebalancing may be necessary in volatile markets to ensure the 90/10 risk target is met.

From inception (May 20, 2008) through October 31, 2008 the Fund declined -39.44%. The Fund's allocation to international equity ETFs, which make up approximately 40% of the portfolio, had the largest impact on the Fund's performance. Domestic equity, currency, and commodity positions' performance was slightly better than the overall portfolio. The 10% allocation to fixed income helped cushion the Fund relative to the other asset classes held in the Fund.

Asset Class Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Domestic Equity Funds	50.6
International Equity Funds	40.0
Fixed Income Funds	9.2
Commodity Funds	0.5
Currency Fund	0.4
Money Market Fund	0.4
Other	(1.1)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Exchange-Traded Fund
PowerShares Dynamic Large Cap Value Portfolio	11.4
PowerShares Dynamic Large Cap Growth Portfolio	9.7
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	6.8
Vanguard Emerging Markets ETF	4.6
PowerShares Dynamic Small Cap Value Portfolio	4.6
iShares MSCI EAFE Index Fund	4.5
iShares MSCI Japan Index Fund	4.5
PowerShares Dynamic Large Cap Portfolio	4.5
PowerShares Dynamic Mid Cap Growth Portfolio	4.5
Vanguard Europe Pacific ETF	4.5
Total	59.6

9

Managers' Analysis (Continued)

PowerShares Autonomic Growth NFA Global Asset Portfolio (ticker: PTO)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception† Cumulative
Index
New Frontier Global Dynamic Growth IndexTM	-38.45
S&P 500® Index	-30.79
Fund
NAV Return	-39.44
Share Price Return	-41.13

Fund Inception: May 20, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index considered representative of the U.S. stock market.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

10

Managers' Analysis

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

The PowerShares Emerging Markets Sovereign Debt Portfolio (the "Fund") is based on the DB Emerging Market USD Balanced Liquid Index ("Index"). The Index tracks the performance of a selected basket of liquid emerging markets U.S. dollar-denominated government bonds issued by approximately 22 emerging market countries. The countries in the Index are selected annually pursuant to a proprietary index methodology and the membership list is rebalanced quarterly.

For the year ended October 31, 2008, the Fund was -25.83% on a total return basis. Over this same period the DB Emerging Market USD Balanced Liquid Index returned -25.34% while the Lehman Brothers Aggregate Index was +0.30%. The Fund's performance differential versus its Index, beyond regular fund expenses, can largely be attributed to the fact that the Fund and the Index contain different bond pricing sources which are trading desk-evaluated prices and thus subjective by nature.

The DB Emerging Market USD Balanced Liquid Index experienced its worst performance year since inception in 1999. Emerging market sovereign debt fell sharply in 2008 given overall emerging market default concerns ("flight-to-quality" outflows). In addition, the huge commodity selloff which began in July also contributed to the negative index and fund returns since many of the emerging market countries contained in the index have commodity-based economies. On the other hand, dollar strength positively impacted USD-based emerging market debt performance over the past year.

Country Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Chile	6.0
Russia	5.5
Poland	5.4
Bulgaria	5.0
Mexico	5.0
Philippines	5.0
South Korea	5.0
Brazil	4.9
Qatar	4.9
Colombia	4.7
Hungary	4.7
Turkey	4.6
Panama	4.5
Peru	4.4
Uruguay	4.4
South Africa	4.3
Vietnam	4.1
El Salvador	3.6
Indonesia	3.5
Venezuela	3.4
Pakistan	2.7
Ukraine	2.7
Other	1.7

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Republic of Chile, 7.125%, 01/11/12	6.0
Russian Federation,
11.000%, 07/24/18	5.5
Republic of Poland, 5.250%, 01/15/14	5.4
Republic of Korea,
5.125%, 12/07/16	5.0
Republic of Philippines, 9.500%, 02/02/30	5.0
Republic of Bulgaria,
8.250%, 01/15/15	5.0
State of Qatar, 9.750%, 06/15/30	4.9
Republic of Colombia,
7.375%, 09/18/37	4.7
Republic of Hungary, 4.750%, 02/03/15	4.7
Republic of Panama,
8.875%, 09/30/27	4.5
Total	50.7

11

Managers' Analysis (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio (ticker: PCY)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception† Cumulative
Index
DB Emerging Market USD Balanced Liquid Index	-25.34	-23.95
JP Morgan EMBI Global Index	-19.13	-18.00
Fund
NAV Return	-25.83	-24.62
Share Price Return	-32.26	-30.83

Fund Inception: October 11, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The JP Morgan Emerging Markets Bond Index (the "Benchmark Index") is an unmanaged index that tracks debt securities of emerging markets.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

††  Average annualized.

12

Managers' Analysis

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

The PowerShares High Yield Corporate Bond Portfolio (the "Fund") seeks to replicate the Wachovia High Yield Bond Index ("Index"). This Index measures potential returns of a theoretical portfolio of approximately 50 high-yield corporate bonds that are rated below investment grade by Moody's, S&P or Fitch and are payable in U.S. dollars. The Index evaluates securities each quarter using an equal-weighting methodology based on a defined set of qualifying criteria established by Wachovia Cap Markets.

From Fund Inception (November 15, 2007) through October 31, 2008, the Fund was -30.64% on a total return basis. Over this same period the Wachovia High Yield Bond Index returned -30.50% while the Lehman Brothers U.S. High Yield Index was -24.41%. The Fund's performance differential versus the Wachovia High Yield Bond Index, beyond regular fund expenses, can mainly be attributed to the fact that the Fund and the Wachovia High Yield Bond Index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

Rising corporate default rates related to the global credit crisis caused the average high yield corporate bond yield spread versus Treasuries to widen to all-time highs in 2008. Two of the Index and Fund's largest sector weightings were in communications and consumer cyclicals, which were among the worst performing sectors over the reporting period.

13

Managers' Analysis (Continued)

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Telecommunications	15.1
Media	9.1
Healthcare-Services	9.0
Commercial Services	8.3
Electric	7.2
Retail	5.0
Oil & Gas	4.1
Diversified Financial Services	3.0
Healthcare-Products	2.5
Aerospace/Defense	2.4
Beverages	2.4
Lodging	2.4
Auto Parts & Equipment	2.3
Packaging & Containers	2.3
Auto Manufacturers	2.1
Household Products/Wares	2.1
Machinery-Construction & Mining	2.1
Pipelines	2.1
Computers	2.0
Entertainment	1.4
Semiconductors	1.3
Electronics	1.0
Real Estate	1.0
Other	9.8

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
MetroPCS Wireless, Inc.	2.7
Dollar General Corp.	2.6
Alltel Corp.	2.6
Biomet, Inc.	2.5
NRG Energy, Inc.	2.5
AES (The) Corp.	2.5
ARAMARK Corp.	2.5
HCA, Inc.	2.4
Echostar DBS Corp.	2.4
Community Health Systems, Inc.	2.4
Total	25.1

Portfolio Composition by

Credit Quality (% of the Fund's

Net Assets) as of October 31, 2008

Rating
BB+	2.4
BB-	12.5
BB	8.2
B+	6.4
B-	24.7
B	19.6
CCC+	8.3
CCC	8.1
Other	9.8

14

Managers' Analysis (Continued)

PowerShares High Yield Corporate Bond Portfolio (ticker: PHB)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception† Cumulative
Index
Wachovia High Yield Bond Index	-30.50
Lehman US Corporate High Yield Index	-24.41
S&P 500® Index	-31.88
Fund
NAV Return	-30.64
Share Price Return	-30.45

Fund Inception: November 15, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman US Corporate High Yield Index and the S&P 500® Index (the "Benchmark Indexes") are unmanaged indexes.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

15

Managers' Analysis

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

The PowerShares Insured California Municipal Bond Portfolio (the "Fund") is based on the Merrill Lynch California Insured Long-Term Core Municipal Securities Index ("Index"). The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by California or Puerto Rico or their political subdivisions. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

For the year ended October 31, 2008, the Fund was -10.82% on a total return basis. Over this same period the Merrill Lynch California Insured Long-Term Core Municipal Securities Index returned -10.28%. The Fund's slight underperformance versus its Index, can be attributed to the fund expenses. In addition, the Fund and the index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

The Municipal bond market unraveled throughout the year, but did manage to rally after the crisis put absolute yield levels and yield as a percentage of taxable yields at historic highs. Even though the Municipal bond market has remained relatively stable after the turmoil of October, absolute yield levels are still well above the historical average.

16

Managers' Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Water Revenue	20.7
Ad Valorem Property Tax	19.9
Sewer Revenue	9.1
Special Assessment	8.6
College Revenue	7.3
Lease Revenue	6.1
Sales Tax Revenue	5.2
Miscellaneous Revenue	4.3
Hospital Revenue	2.7
Electric Power Revenue	2.1
Highway Tolls Revenue	2.0
General Fund	1.8
Tax Increment Revenue	1.7
Other	8.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC, 5.63%, 10/01/37	8.6
East Bay California Municipal Utility District Water System Rev Ref Series 07A FGIC, 5.00%, 06/01/32	5.4
University of California Regents Medical Center Pooled Rev Ser 07A MBIA, 4.75%, 05/15/31	4.7
Antelope Valley California Community College District (Election 2004) Ser 07B MBIA, 5.25%, 08/01/39	4.7
Los Angeles California Community College District Ref (Election 2001) Ser 05A FSA, 5.00%, 08/01/25	2.9
Los Angeles Unified School District (Election 2002) Ser 07C FSA, 5.00%, 07/01/32	2.8
San Francisco Bay Area Rapid Transit District Sales Tax Rev Ser 06 FSA, 5.00%, 07/01/31	2.8
Contra Costa California Water District Ref (Water Rev) Ser 07O AMBAC, 5.00%, 10/01/29	2.7
East Bay California Municipal Utility District Water System Rev Sub-Ser 05A MBIA, 5.00%, 06/01/35	2.7
California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA, 5.05%, 08/15/38	2.7
Total	40.0

17

Managers' Analysis (Continued)

PowerShares Insured California Municipal Bond Portfolio (ticker: PWZ)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception† Cumulative
Index
Merrill Lynch California Insured Long-Term Core Municipal Securities Index	-10.28	-10.00
Lehman Municipal Insured Index	-4.13	-3.69
Fund
NAV Return	-10.82	-10.58
Share Price Return	-11.04	-11.54

Fund Inception: October 11, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman Municipal Insured Index (the "Benchmark Index") is an unmanaged index of insured municipal securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

††  Average annualized.

18

Managers' Analysis

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

The PowerShares Insured National Municipal Bond Portfolio (the "Fund") is based on the Merrill Lynch National Insured Long-Term Core Municipal Securities Index ("Index"). The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by U.S. municipalities in the U.S. domestic market. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

For the year ended October 31, 2008, the Fund was -12.13% on a total return basis. Over this same period the Merrill Lynch U.S. Insured Core Municipal Securities Index returned -11.24%. The Fund's underperformance versus its index, beyond regular fund expenses, can largely be attributed to the negative impact of Municipal securities purchase for creation units with relatively wide bid/ask spreads and the volatility of the market. In addition, the Fund and the Index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

The Municipal bond market unraveled throughout the year, but did manage to rally after the crisis put absolute yield levels and yield as a percentage of taxable yields at historic highs. Even though the Municipal bond market has remained relatively stable after the turmoil of October, absolute yield levels are still well above the historical average.

19

Managers' Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Hospital Revenue	27.6
Highway Tolls Revenue	14.1
Ad Valorem Property Tax	10.7
Electric Power Revenue	10.2
Water Revenue	7.8
Port, Airport & Marina Revenue	6.8
College Revenue	5.5
Sales Tax Revenue	4.3
Sewer Revenue	3.7
Miscellaneous Revenue	2.8
Lease Revenue	2.7
Special Assessment	2.2
Transit Revenue	1.4
Tax Increment Revenue	0.6
General Fund	0.2
Other	(0.6)

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
North Texas Thruway Auth Rev Ref System (First Tier) Ser 08K-1 AGC, 5.75%, 01/01/38	8.3
Pennsylvania State Turnpike Common Turnpike Rev Sub-Ser 08C AGC, 6.25%, 06/01/38	4.8
Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC, 5.50%, 05/01/33	3.4
Washington State Health Care Facilities Auth Rev (Multicare Health System Remarketed) Ser 07B FSA, 5.50%, 08/15/38	2.7
Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA, 5.10%, 10/01/41	2.6
Christian County Kentucky Hospital Rev (Hospital - Jennie Stuart Medical Center) Ser 06 AGC, 5.50%, 02/01/36	2.6
Wisconsin State Health & Educational Facilities Auth Rev (Ministry Health) Ser 04 FSA, 5.00%, 08/01/34	2.5
Chicago Illinois O'Hare International Airport Rev (Ref-Third Indenture) Ser 05A MBIA, 5.00%, 01/01/29	2.5
Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA, 5.00%, 01/01/42	2.3
Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC, 5.63%, 10/01/37	2.2
Total	33.9

20

Managers' Analysis (Continued)

PowerShares Insured National Municipal Bond Portfolio (ticker: PZA)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception† Cumulative
Index
Merrill Lynch National Insured Long-Term Core Municipal Securities Index	-11.24	-10.97
Lehman Municipal Insured Index	-4.13	-3.69
Fund
NAV Return	-12.13	-11.66
Share Price Return	-10.64	-11.25

Fund Inception: October 11, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman Municipal Insured Index (the "Benchmark Index") is an unmanaged index of insured municipal securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

††  Average annualized.

21

Managers' Analysis

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

The PowerShares Insured New York Municipal Bond Portfolio (the "Fund") is based on the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index ("Index"). The Index is designed to track the performance of U.S. dollar-denominated, investment-grade, insured, tax-exempt debt publicly issued by New York or Puerto Rico or their political subdivisions. The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

For the year ending October 31, 2008, the Fund was -11.22% on a total return basis. Over this same period the Merrill Lynch New York Insured Long-Term Core Municipal Securities Index returned -11.44%. The Fund's over-performance versus its index, can largely be attributed to the impact of scarcity of New York bonds in the market. In addition, the Fund and the Index contain different bond pricing sources, which are trading desk-evaluated prices and thus subjective by nature.

The Municipal bond market unraveled throughout the year, but did manage to rally after the crisis put absolute yield levels and yield as a percentage of taxable yields at historic highs. Even though the Municipal bond market has remained relatively stable after the turmoil of October, absolute yield levels are still well above the historical average.

22

Managers' Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Recreational Revenue	11.0
Sales Tax Revenue	11.0
Highway Tolls Revenue	8.5
Hospital Revenue	8.5
Hotel Occupancy Tax	7.6
Transit Revenue	6.0
Ad Valorem Property Tax	5.8
Miscellaneous Revenue	5.7
Electric Power Revenue	5.5
Lease Revenue	5.4
College Revenue	5.3
Water Revenue	5.3
Income Tax Revenue	5.2
Port, Airport & Marina Revenue	2.8
Money Market Fund	0.9
Other	5.5

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Sales Tax Asset Receivables Corp. Ser 04A AMBAC, 5.00%, 10/15/32	11.0
New York Convention Center Development Corp. Rev (Hotel Unit Fee Secured) Ser 05 AMBAC, 5.00%, 11/15/44	7.6
New York State Dormitory Auth Rev Special Treatment State Supported
Debt (Mental Health Services Facilities Improvement) Ser 08A FSA, 5.00%, 02/15/38	5.2
New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC, 5.00%, 01/01/46	5.0
New York NY (Fiscal 2008) Sub-Ser 07C-1 FSA, 5.00%, 10/01/24	4.0
Rensselaer City School District Ser 06 XLCA, 5.00%, 06/01/36	3.4
Triborough Bridge & Tunnel Auth Rev Ref Ser 02 MBIA, 5.00%, 11/15/32	3.4
New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC, 5.00%, 02/15/30	3.2
New York State Thruway Auth General Rev Ser 07H FGIC, 5.00%, 01/01/37	3.2
New York City Trust for Cultural Resources Rev (American Museum of Natural History) Ser 04A MBIA, 5.00%, 07/01/44	3.1
Total	49.1

23

Managers' Analysis (Continued)

PowerShares Insured New York Municipal Bond Portfolio (ticker: PZT)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)		As of October 31, 2008
	Avg. Ann.†† 1 Year	Fund Inception† Cumulative
Index
Merrill Lynch New York Insured Long-Term Core Municipal Securities Index	-11.44	-11.13
Lehman Municipal Insured Index	-4.13	-3.69
Fund
NAV Return	-11.22	-10.83
Share Price Return	-10.74	-11.17

Fund Inception: October 11, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.28% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The Lehman Municipal Insured Index (the "Benchmark Index") is an unmanaged index of insured municipal securities.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

††  Average annualized.

24

Managers' Analysis

PowerShares Preferred Portfolio (ticker: PGX)

The PowerShares Preferred Portfolio (the "Fund") is based on the Merrill Lynch Fixed Rate Preferred Securities Index ("Index") and seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of that Index. This market capitalization-weighted index seeks to reflect the total return performance of the fixed rate U.S. dollar-denominated preferred securities market. Given the large number of preferred securities in the underlying Index, the Fund owns a sample of the Index's securities weighted in proportion to the Index sector weights.

For the January 31, 2008 (PGX launch date) through October 31, 2008 period, the Fund was -35.65% on a total return basis. Over this same period the Merrill Lynch Fixed Rate Preferred Index was -36.01%, the Barclays/Lehman Brothers Aggregate Index was -3.37%, and the S&P 500 Index was -28.56%.

Approximately 80% of the Index and Fund portfolios are preferred securities issued by financial service companies. In 2008, Financials was the worst performing sector and experienced its largest negative return on record. Not only did the ongoing credit crisis precipitate bankruptcies amongst major U.S. financial institutions such as Lehman Brothers and Washington Mutual but it also led to the U.S. government takeovers of mortgage giants Fannie Mae and Freddie Mac and of the U.S.' largest insurance company AIG. Since many of the largest banks, brokerage, and insurance companies own and issue preferred securities, the preferred market selloff was only magnified.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Diversified Financial Services	39.0
Banks	37.6
Insurance	9.2
Electric	5.1
REITS	4.6
Media	2.5
Telecommunications	1.4
Chemicals	0.5
Investment Companies	0.1

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
JP Morgan Chase Capital X, 7.00%	7.7
Merrill Lynch, 8.63%, Series MER	6.2
BAC Capital Trust IV, 7.00%	5.5
Citigroup, Inc., 8.13%, Series AA	5.4
Wells Fargo Capital Trust IV, 7.00%	5.2
Citigroup Capital XVI, 6.45%, Series W	4.3
HSBC Holdings PLC, 8.13% (United Kingdom)	4.0
ING Groep NV, 7.20% (Netherlands)	3.8
Barclays Bank PLC, 8.13% (United Kingdom)	3.5
Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	3.4
Total	49.0

25

Managers' Analysis (Continued)

PowerShares Preferred Portfolio (ticker: PGX)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception† Cumulative
Index
Merrill Lynch Fixed Rate Preferred Securities Index	-36.01
S&P Preferred Index	-36.18
S&P 500® Index	-28.56
Fund
NAV Return	-35.65
Share Price Return	-34.67

Fund Inception: January 31, 2008

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.50% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P Preferred Index (the "Benchmark Index") is an unmanaged index consisting of U.S.-listed preferred stocks.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

26

Managers' Analysis

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

The PowerShares VRDO Tax-Free Weekly Portfolio (the "Fund") is based on the Thomson Municipal Market Data VRDO Index ("Index"). This Index is designed to track the performance of a pool of short-term, tax-exempt Variable Rate Demand Obligations (VRDOs) issued by municipalities in the United States The Index is adjusted monthly and its constituents are capitalization-weighted based on their current amount outstanding.

From Fund Inception (November 15, 2007) through October 31, 2008, the Fund was +3.33% on a total return basis. Over this same period the Thomson Municipal Market Data VRDO Index returned +2.90%.

After the market collapsed when credit market losses raise concern that mono line insurance might lose their AAA rating, banks stop bidding at auctions for Auction Rate Securities. Thousands of auctions failed, forcing issuers to pay interest rates as high as 20 percent. This also created a liquidity crunch for the VRDO market, causing some VRDO to reset at historically higher rates.

Industry Breakdown (% of the Fund's

Net Assets) as of October 31, 2008

Highway Tolls Revenue	16.9
Water Revenue	16.9
Hospital Revenue	13.0
Ad Valorem Property Tax	9.7
College Revenue	7.6
Sales Tax Revenue	6.8
Natural Gas Revenue	6.3
Miscellaneous Revenue	5.5
Industrial Revenue	2.5
Lease Revenue	2.5
General Fund	2.1
Special Tax	2.1
Local Housing Revenue	2.0
Recreational Revenue	1.7
Transit Revenue	1.3
Port, Airport & Marina Revenue	1.0
Money Market Fund	0.2
Other	1.9

Top Ten Fund Holdings (% of the Fund's

Net Assets) as of October 31, 2008

Security
Florida Gas Utilities Rev (Gas Supply Project) Ser 06-2-A-3, 5.00%, 11/01/26	6.0
Bay Area Toll Auth California Toll Bridge Rev (Bay Area Remarketed) Ser 04B, 1.20%, 04/01/39	3.5
Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev Ser 07B-1, 6.00%, 07/01/32	3.5
Massachusetts State Ref Ser 98B, 7.67%, 09/01/16	3.5
Massachusetts State Water Resource Auth Ref Sub General Ser 08A, 5.00%, 08/01/37	3.5
Orlando & Orange County Expressway Auth (Florida Expressway Rev) Ref Sub-Ser 08B-1, 1.50%, 07/01/40	3.5
Charleston South Carolina Waterworks & Sewer Rev (Capital Imput) Ser 06B, 1.50%, 01/01/35	3.3
Santa Clara Valley California Transportaion Auth Sales Tax Rev Ser 08B, 1.30%, 04/01/36	3.3
New York - City of New York Ser 95F-4, 1.73%, 02/15/20	2.9
South Central Pennsylvania General Auth Rev (Wellspan Hospital) Ser 05B, 9.90%, 05/15/31	2.9
Total	35.9

27

Managers' Analysis (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio (ticker: PVI)

  Growth of a $10,000 Investment Since Inception†

Fund Performance History (%)	As of October 31, 2008
Fund Inception† Cumulative
Index
Thomson Municipal Market Data VRDO Index	2.90
S&P 500® Index	-31.88
Fund
NAV Return	3.33
Share Price Return	3.40

Fund Inception: November 15, 2007

Performance data quoted represents past performance. Past performance is not a guarantee of future results, current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate and shares, when redeemed, may be worth more or less than their original cost. According to the Fund's current prospectus, the expense ratio of 0.25% is expressed as a unitary fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Share Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Share Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invescopowershares.com to find the most recent month-end performance numbers.

The Index performance results are based upon a hypothetical investment in its constituent securities. Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

The S&P 500® Index (the "Benchmark Index") is an unmanaged index considered representative of the U.S. stock market.

†  Fund and underlying Index returns are based on the inception date of the Fund. Returns for the Benchmark Index are based on the closest month end to the Fund's inception date.

28

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Frequency Distribution of Discounts & Premiums

Since Inception through October 31, 2008

				Closing Price Above NAV (bps)
Ticker	Fund Name	Inception	Days	0-24	25-49	50-99	100-149	150-199	200+
PLW	PowerShares 1-30 Laddered Treasury Portfolio	10/11/07	268	142	33	1	0	0	0
PAO	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	05/20/08	116	9	15	19	18	12	13
PCA	PowerShares Autonomic Balanced NFA Global Asset Portfolio	05/20/08	116	9	20	20	18	8	15
PTO	PowerShares Autonomic Growth NFA Global Asset Portfolio	05/20/08	116	7	16	25	15	14	23
PCY	PowerShares Emerging Markets Sovereign Debt Portfolio	10/11/07	268	12	16	21	64	30	71
PHB	PowerShares High Yield Corporate Bond Portfolio	11/15/07	243	8	12	55	56	29	67
PWZ	PowerShares Insured California Municipal Bond Portfolio	10/11/07	268	53	48	40	24	11	19
PZA	PowerShares Insured National Municipal Bond Portfolio	10/11/07	268	77	52	41	22	11	7
PZT	PowerShares Insured New York Municipal Bond Portfolio	10/11/07	268	49	43	44	21	14	21
PGX	PowerShares Preferred Portfolio	01/31/08	191	2	6	42	38	30	68
PVI	PowerShares VRDO Tax-Free Weekly Portfolio	11/15/07	243	210	2	0	0	0	0

30

	Closing Price Below NAV (bps)
Ticker	-0-24	-25-49	-50-99	-100-149	-150-199	-200+
PLW	83	6	3	0	0	0
PAO	11	2	4	5	2	6
PCA	8	4	4	4	3	3
PTO	6	1	3	1	1	4
PCY	12	7	3	2	2	28
PHB	3	3	2	0	0	8
PWZ	35	20	13	3	2	0
PZA	39	16	2	1	0	0
PZT	35	21	15	3	1	1
PGX	1	1	2	0	0	1
PVI	26	5	0	0	0	0

31

Fees and Expenses

As a shareholder of a Fund of the PowerShares Exchange-Traded Fund Trust II, you incur Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month (or shorter) period ended October 31, 2008.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares 1-30 Laddered Treasury Portfolio Actual	$1,000.00	$1,006.86	0.25%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio (2) Actual	$1,000.00	$642.63	0.25%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
PowerShares Autonomic Balanced NFA Global Asset Portfolio (2) Actual	$1,000.00	$684.39	0.25%	$0.94
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27

32

Fees and Expenses (Continued)

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Annualized Expense Ratio Based on the Number of Days in the Period	Expenses Paid During the Six-Month Period (1)
PowerShares Autonomic Growth NFA Global Asset Portfolio (2) Actual	$1,000.00	$605.61	0.25%	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27
PowerShares Emerging Markets Sovereign Debt Portfolio Actual	$1,000.00	$739.72	0.50%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
PowerShares High Yield Corporate Bond Portfolio Actual	$1,000.00	$688.85	0.50%	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
PowerShares Insured California Municipal Bond Portfolio Actual	$1,000.00	$904.97	0.29%	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.29%	$1.48
PowerShares Insured National Municipal Bond Portfolio Actual	$1,000.00	$895.82	0.28%	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.73	0.28%	$1.42
PowerShares Insured New York Municipal Bond Portfolio Actual	$1,000.00	$894.92	0.29%	$1.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	0.29%	$1.48
PowerShares Preferred Portfolio Actual	$1,000.00	$667.04	0.50%	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50%	$2.54
PowerShares VRDO Tax-Free Weekly Portfolio Actual	$1,000.00	$1,017.72	0.25%	$1.27
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	0.25%	$1.27

(1)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

(2)  Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period May 20, 2008 (Fund Inception) to October 31, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 165 and then dividing the result by 366. Hypothetical expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 184 and then dividing the result by 366.

33

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

October 31, 2008

Principal Amount		Value
	United States Government Obligations—98.6%
	United States Treasury Bonds—65.4%
$1,525,000	8.875%, 02/15/19	$2,054,819
1,498,000	8.500%, 02/15/20	1,991,404
1,450,000	7.875%, 02/15/21	1,856,567
1,506,000	8.000%, 11/15/21	1,958,741
1,676,000	7.125%, 02/15/23	2,063,707
1,752,000	6.250%, 08/15/23	2,006,315
1,536,000	7.625%, 02/15/25	2,045,760
1,787,000	6.000%, 02/15/26	2,037,600
1,668,000	6.625%, 02/15/27	2,044,082
1,730,000	6.125%, 11/15/27	2,020,858
1,937,000	5.250%, 02/15/29	2,061,241
1,689,000	6.250%, 05/15/30	2,042,107
5,689,000	5.375%, 02/15/31	6,226,349
6,420,000	4.500%, 02/15/36	6,540,882
2,059,000	4.750%, 02/15/37	2,183,666
2,184,000	4.375%, 02/15/38	2,191,168
		41,325,266
	United States Treasury Notes—33.2%
2,011,000	4.750%, 02/28/09	2,036,610
2,050,000	3.500%, 02/15/10	2,104,774
1,941,000	4.500%, 02/28/11	2,078,388
1,917,000	4.625%, 02/29/12	2,082,192
2,006,000	3.875%, 02/15/13	2,120,093
2,006,000	4.000%, 02/15/14	2,123,856
2,026,000	4.000%, 02/15/15	2,117,804
1,982,000	4.500%, 02/15/16	2,090,855
1,978,000	4.625%, 02/15/17	2,079,837
2,159,000	3.500%, 02/15/18	2,100,808
		20,935,217
	Total United States Government Obligations (Cost $63,004,993)	62,260,483
Number of Shares
	Money Market Fund—0.9%
554,512	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $554,512)	554,512
	Total Investments (Cost $63,559,505)—99.5%	62,814,995
	Other assets less liabilities—0.5%	331,829
	Net Assets—100.0%	$63,146,824

See Notes to Financial Statements.

34

Schedule of Investments

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

October 31, 2008

Number of Shares		Value
	Exchange Traded Funds—100.5%
	Commodity Funds—0.5%
555	PowerShares DB Gold Fund*(/)	$15,068
1,039	PowerShares DB Oil Fund*(/)	28,334
		43,402
	Currency Fund—0.5%
1,764	PowerShares DB G10 Currency Harvest Fund*(/)	36,250
	Domestic Equity Funds—43.1%
7,593	DJ Wilshire REIT ETF	342,824
48,383	PowerShares Dynamic Large Cap Growth Portfolio(=)	573,339
18,478	PowerShares Dynamic Large Cap Portfolio(=)	347,202
46,710	PowerShares Dynamic Large Cap Value Portfolio(=)	683,834
24,312	PowerShares Dynamic Mid Cap Growth Portfolio(=)	346,446
3,563	PowerShares Dynamic Mid Cap Portfolio(=)	58,184
18,694	PowerShares Dynamic Mid Cap Value Portfolio(=)	203,017
22,081	PowerShares Dynamic Small Cap Growth Portfolio*(=)	257,906
27,168	PowerShares Dynamic Small Cap Value Portfolio(=)	316,236
12,361	PowerShares Zacks Micro Cap Portfolio(=)	119,160
1,305	Vanguard REIT ETF	54,171
		3,302,319
	Fixed Income Funds—23.6%
3,752	iShares iBoxx $ Investment Grade Corporate Bond Fund	328,863
377	iShares Lehman 1-3 Year Treasury Bond Fund	31,691
253	iShares Lehman 7-10 Year Treasury Bond Fund	22,236
2,837	iShares Lehman MBS Bond Fund	283,274
1,687	iShares Lehman TIPS Fund	155,373
7,468	PowerShares 1-30 Laddered Treasury Portfolio(=)	196,857
25,588	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	434,740
8,300	SPDR Lehman High Yield Bond ETF	260,205
1,926	SPDR Lehman International Treasury Bond ETF	94,663
		1,807,902
	International Equity Funds—32.8%
7,312	iShares MSCI EAFE Index Fund	326,261
8,613	iShares MSCI Emerging Markets Index Fund	219,545
38,836	iShares MSCI Japan Index Fund	349,136

Number of Shares		Value
	Exchange Traded Funds (Continued)
8,255	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	$232,708
10,911	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	309,763
1,198	PowerShares FTSE RAFI Japan Portfolio(=)	38,959
14,141	Vanguard Emerging Markets ETF	356,495
8,256	Vanguard ETF European	344,440
12,126	Vanguard Europe Pacific ETF	338,800
		2,516,107
	Total Exchange Traded Funds (Cost $9,819,028)	7,705,980
	Money Market Fund—0.5%
37,028	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $37,028)	37,028
	Total Investments (Cost $9,856,056)—101.0%	7,743,008
	Liabilities in excess of other assets—(1.0%)	(76,556)
	Net Assets—100.0%	$7,666,452

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

35

Schedule of Investments

PowerShares Autonomic Balanced NFA Global Asset Portfolio

October 31, 2008

Number of Shares		Value
	Exchange Traded Funds—100.4%
	Commodity Funds—0.7%
727	PowerShares DB Gold Fund*(/)	$19,738
1,070	PowerShares DB Oil Fund*(/)	29,179
		48,917
	Currency Fund—0.5%
1,899	PowerShares DB G10 Currency Harvest Fund*(/)	39,024
	Domestic Equity Funds—36.6%
7,116	DJ Wilshire REIT ETF	321,287
31,653	PowerShares Dynamic Large Cap Growth Portfolio(=)	375,088
17,317	PowerShares Dynamic Large Cap Portfolio(=)	325,386
35,200	PowerShares Dynamic Large Cap Value Portfolio(=)	515,328
20,379	PowerShares Dynamic Mid Cap Growth Portfolio(=)	290,401
17,534	PowerShares Dynamic Mid Cap Value Portfolio(=)	190,419
16,030	PowerShares Dynamic Small Cap Growth Portfolio*(=)	187,230
22,717	PowerShares Dynamic Small Cap Value Portfolio(=)	264,426
9,744	PowerShares Zacks Micro Cap Portfolio(=)	93,932
1,150	Vanguard REIT ETF	47,737
		2,611,234
	Fixed Income Funds—38.0%
3,510	iShares iBoxx $ Investment Grade Corporate Bond Fund	307,652
783	iShares Lehman 1-3 Year Treasury Bond Fund	65,819
166	iShares Lehman 20+ Year Treasury Bond Fund	15,403
725	iShares Lehman 7-10 Year Treasury Bond Fund	63,720
2,967	iShares Lehman Aggregate Bond Fund	285,366
3,114	iShares Lehman MBS Bond Fund	310,933
2,706	iShares Lehman TIPS Fund	249,223
17,551	PowerShares 1-30 Laddered Treasury Portfolio(=)	462,644
27,884	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	473,749
9,378	SPDR Lehman High Yield Bond ETF	294,000
3,751	SPDR Lehman International Treasury Bond ETF	184,362
		2,712,871
	International Equity Funds—24.6%
3,225	iShares MSCI EAFE Index Fund	143,900
3,089	iShares MSCI Emerging Markets Index Fund	78,739

Number of Shares		Value
	Exchange Traded Funds (Continued)
35,707	iShares MSCI Japan Index Fund	$321,006
6,863	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	193,468
7,669	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	217,723
13,252	Vanguard Emerging Markets ETF	334,083
7,739	Vanguard ETF European	322,871
5,169	Vanguard Europe Pacific ETF	144,422
		1,756,212
	Total Exchange Traded Funds (Cost $8,878,605)	7,168,258
	Money Market Fund—0.6%
45,763	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $45,763)	45,763
	Total Investments (Cost $8,924,368)—101.0%	7,214,021
	Liabilities in excess of other assets—(1.0%)	(72,202)
	Net Assets—100.0%	$7,141,819

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

36

Schedule of Investments

PowerShares Autonomic Growth NFA Global Asset Portfolio

October 31, 2008

Number of Shares		Value
	Exchange Traded Funds—100.7%
	Commodity Funds—0.5%
433	PowerShares DB Gold Fund*(/)	$11,756
1,113	PowerShares DB Oil Fund*(/)	30,351
		42,107
	Currency Fund—0.4%
1,753	PowerShares DB G10 Currency Harvest Fund*(/)	36,024
	Domestic Equity Funds—50.6%
8,924	DJ Wilshire REIT ETF	402,919
74,157	PowerShares Dynamic Large Cap Growth Portfolio(=)	878,760
21,717	PowerShares Dynamic Large Cap Portfolio(=)	408,062
70,208	PowerShares Dynamic Large Cap Value Portfolio(=)	1,027,846
28,573	PowerShares Dynamic Mid Cap Growth Portfolio(=)	407,165
14,533	PowerShares Dynamic Mid Cap Portfolio(=)	237,324
16,671	PowerShares Dynamic Mid Cap Value Portfolio(=)	181,047
31,279	PowerShares Dynamic Small Cap Growth Portfolio*(=)	365,339
35,862	PowerShares Dynamic Small Cap Value Portfolio(=)	417,434
16,367	PowerShares Zacks Micro Cap Portfolio(=)	157,778
2,166	Vanguard REIT ETF	89,911
		4,573,585
	Fixed Income Funds—9.2%
497	iShares iBoxx $ Investment Grade Corporate Bond Fund	43,562
618	iShares Lehman 20+ Year Treasury Bond Fund	57,344
62	iShares Lehman 7-10 Year Treasury Bond Fund	5,449
127	iShares Lehman MBS Bond Fund	12,681
1,026	iShares Lehman TIPS Fund	94,495
643	PowerShares 1-30 Laddered Treasury Portfolio(=)	16,949
20,365	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	346,002
7,053	SPDR Lehman High Yield Bond ETF	221,112
743	SPDR Lehman International Treasury Bond ETF	36,518
		834,112
	International Equity Funds—40.0%
9,205	iShares MSCI EAFE Index Fund	410,727
14,840	iShares MSCI Emerging Markets Index Fund	378,272
45,560	iShares MSCI Japan Index Fund	409,584
5,744	iShares S&P Europe 350 Index Fund	180,304

Number of Shares		Value
	Exchange Traded Funds (Continued)
10,465	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio(=)	$295,008
21,794	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	618,732
2,865	PowerShares FTSE RAFI Japan Portfolio(=)	93,170
16,619	Vanguard Emerging Markets ETF	418,965
9,685	Vanguard ETF European	404,058
14,513	Vanguard Europe Pacific ETF	405,493
		3,614,313
	Total Exchange Traded Funds (Cost $11,719,207)	9,100,141
	Money Market Fund—0.4%
38,913	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $38,913)	38,913
	Total Investments (Cost $11,758,120)—101.1%	9,139,054
	Liabilities in excess of other assets—(1.1%)	(96,100)
	Net Assets—100.0%	$9,042,954

ETF Exchange Traded Fund

REIT Real Estate Investment Trust

*  Non-income producing security.

(/)  Not considered to be affiliated.

(=)  The Fund and the PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. See Note 4.

See Notes to Financial Statements.

37

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

October 31, 2008

Principal Amount		Value
	Sovereign Debt Obligations—98.3%
	Brazil—4.9%
	Federal Republic of Brazil
$1,266,000	12.250%, 03/06/30	$1,640,103
1,541,000	10.125%, 05/15/27	1,719,756
		3,359,859
	Bulgaria—5.0%
	Republic of Bulgaria
3,670,000	8.250%, 01/15/15	3,410,898
	Chile—6.0%
	Republic of Chile
3,896,000	7.125%, 01/11/12	4,106,773
	Colombia—4.7%
	Republic of Colombia
3,921,000	7.375%, 09/18/37	3,234,825
	El Salvador—3.6%
	Republic of El Salvador
3,749,000	8.250%, 04/10/32	2,455,595
	Hungary—4.7%
	Republic of Hungary
4,266,000	4.750%, 02/03/15	3,202,047
	Indonesia—3.5%
	Republic of Indonesia
3,759,000	8.500%, 10/12/35	2,400,065
	Mexico—5.0%
	United Mexican States, MTN
1,680,000	8.300%, 08/15/31	1,738,800
	United Mexican States, Series A, MTN
1,761,000	7.500%, 04/08/33	1,699,365
		3,438,165
	Pakistan—2.7%
	Republic of Pakistan
5,172,000	6.875%, 06/01/17	1,874,850
	Panama—4.5%
	Republic of Panama
3,339,000	8.875%, 09/30/27	3,121,965
	Peru—4.4%
	Republic of Peru
3,322,000	8.750%, 11/21/33	3,039,630
	Philippines—5.0%
	Republic of Philippines
3,357,000	9.500%, 02/02/30	3,440,925
	Poland—5.4%
	Republic of Poland
4,076,000	5.250%, 01/15/14 (a)	3,692,514

Principal Amount		Value
	Sovereign Debt Obligations (Continued)
	Qatar—4.9%
	State of Qatar
$2,771,000	9.750%, 06/15/30	$3,339,055
	Russia—5.5%
	Russian Federation
3,011,000	11.000%, 07/24/18	3,771,278
	South Africa—4.3%
	Republic of South Africa
4,563,000	5.875%, 05/30/22	2,953,858
	South Korea—5.0%
	Republic of Korea
4,256,000	5.125%, 12/07/16	3,442,040
	Turkey—4.6%
	Republic of Turkey
2,047,000	8.000%, 02/14/34	1,627,365
2,290,000	6.875%, 03/17/36	1,568,650
		3,196,015
	Ukraine—2.7%
	Ukraine Government
4,455,000	6.750%, 11/14/17	1,885,512
	Uruguay—4.4%
	Republic of Uruguay
3,594,000	9.250%, 05/17/17	3,036,930
	Venezuela—3.4%
	Bolivarian Republic of Venezuela
4,916,000	9.000%, 05/07/23	2,371,970
	Vietnam—4.1%
	Socialist Republic of Vietnam
4,103,000	6.875%, 01/15/16	2,787,787
	Total Investments (Cost $95,085,233)—98.3%	67,562,556
	Other assets less liabilities—1.7%	1,162,348
	Net Assets—100.0%	$68,724,904

Glossary of Terms:

MTN Medium Term Note

(a)  Security purchased in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at October 31, 2008 was $3,692,514, which represented 5.4% of the Fund's Net Assets. Unless otherwise indicated, this security is not considered to be illiquid.

See Notes to Financial Statements.

38

Schedule of Investments

PowerShares High Yield Corporate Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds—90.2%
	Aerospace/Defense—2.4%
$450,000	L-3 Communications Corp., Series B	6.38%	10/15/15	$375,750
	Auto Manufacturers—2.1%
500,000	Ford Motor Co.	7.45	07/16/31	160,000
500,000	General Motors Corp.	8.38	07/15/33	165,000
				325,000
	Auto Parts & Equipment—2.3%
450,000	Lear Corp., Series B	8.75	12/01/16	168,750
400,000	Tenneco, Inc.	8.63	11/15/14	191,000
				359,750
	Beverages—2.4%
450,000	Constellation Brands, Inc.	7.25	09/01/16	375,750
	Commercial Services—8.3%
450,000	ARAMARK Corp.	8.50	02/01/15	387,000
500,000	Hertz (The) Corp.	8.88	01/01/14	367,500
450,000	RSC Equipment Rental, Inc.	9.50	12/01/14	272,250
450,000	United Rentals North America, Inc.	7.75	11/15/13	276,750
				1,303,500
	Computers—2.0%
450,000	Sungard Data Systems, Inc.	10.25	08/15/15	317,250
	Diversified Financial Services—3.0%
450,000	Ford Motor Credit Co. LLC	7.00	10/01/13	249,502
500,000	GMAC LLC	8.00	11/01/31	227,025
				476,527
	Electric—7.2%
500,000	AES (The) Corp.	8.00	10/15/17	387,500
400,000	Mirant North America LLC	7.38	12/31/13	351,500
450,000	NRG Energy, Inc.	7.38	02/01/16	389,250
				1,128,250
	Electronics—1.0%
450,000	NXP BV/ NXP Funding LLC (Netherlands)	9.50	10/15/15	153,000
	Entertainment—1.4%
450,000	Isle of Capri Casinos, Inc.	7.00	03/01/14	220,500
	Healthcare - Products—2.5%
450,000	Biomet, Inc.	11.63	10/15/17	393,750
	Healthcare - Services—9.0%
450,000	Community Health Systems, Inc.	8.88	07/15/15	379,125
450,000	HCA, Inc.	9.25	11/15/16	383,625
450,000	Select Medical Corp.	7.63	02/01/15	283,500
450,000	Tenet Healthcare Corp.	9.88	07/01/14	370,125
				1,416,375

See Notes to Financial Statements.

39

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
	Household Products/Wares—2.1%
$450,000	Jarden Corp.	7.50%	05/01/17	$337,500
	Lodging—2.4%
450,000	Harrah's Operating Co., Inc.	5.63	06/01/15	74,250
500,000	MGM Mirage, Inc.	6.63	07/15/15	295,000
				369,250
	Machinery - Construction & Mining—2.1%
450,000	Terex Corp.	8.00	11/15/17	335,250
	Media—9.1%
450,000	CCH I Holdings LLC/ CCH I Capital Corp.	11.00	10/01/15	204,750
450,000	CCO Holdings LLC/ CCO Holdings Capital Corp.	8.75	11/15/13	299,250
450,000	DIRECTV Holdings LLC/ DirecTV Financing Co.	6.38	06/15/15	375,750
475,000	Echostar DBS Corp.	7.13	02/01/16	383,563
500,000	Idearc, Inc.	8.00	11/15/16	71,875
450,000	R.H. Donnelley Corp., Series A-3	8.88	01/15/16	96,750
				1,431,938
	Oil & Gas—4.1%
450,000	Chesapeake Energy Corp.	6.50	08/15/17	333,563
450,000	Sabine Pass LNG LP	7.50	11/30/16	312,750
				646,313
	Packaging & Containers—2.3%
450,000	Smurfit-Stone Container Enterprises, Inc.	8.00	03/15/17	222,750
450,000	Vitro, S.A.B. de C.V. (Mexico)	9.13	02/01/17	142,875
				365,625
	Pipelines—2.1%
450,000	Dynegy Holdings, Inc.	8.38	05/01/16	335,250
	Real Estate—1.0%
500,000	Realogy Corp.	10.50	04/15/14	162,500
	Retail—5.0%
450,000	Dollar General Corp.	10.63	07/15/15	416,250
450,000	Michaels Stores, Inc.	10.00	11/01/14	204,750
450,000	Rite Aid Corp.	9.50	06/15/17	164,250
				785,250
	Semiconductors—1.3%
500,000	Freescale Semiconductor	10.13	12/15/16	198,750
	Telecommunications—15.1%
450,000	Alltel Corp.	7.88	07/01/32	409,500
450,000	Cricket Communications, Inc.	9.38	11/01/14	367,875
450,000	Frontier Communication Corp.	9.00	08/15/31	245,250
150,000	Intelsat Corp.	9.00	08/15/14	145,125
225,000	Intelsat Jackson Holdings Ltd. (Bermuda)	11.25	06/15/16	193,500
450,000	Level 3 Financing, Inc.	9.25	11/01/14	258,750

See Notes to Financial Statements.

40

Schedule of Investments (Continued)

PowerShares High Yield Corporate Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds (Continued)
$500,000	MetroPCS Wireless, Inc.	9.25%	11/01/14	$418,749
450,000	Windstream Corp.	8.63	08/01/16	342,000
				2,380,749
	Total Investments (Cost $19,589,597)—90.2%			14,193,777
	Other assets less liabilities—9.8%			1,534,551
	Net Assets—100.0%			$15,728,328

See Notes to Financial Statements.

41

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—91.5%
	Ad Valorem Property Tax—19.9%
$850,000	Antelope Valley California Community College District (Election 2004) Ser 07B MBIA	5.25%	08/01/39	$793,577
500,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	450,545
400,000	Foothill-De Anza California Community College District Ser 07A AMBAC	4.50	08/01/31	338,792
500,000	Los Angeles California Community College District Ref (Election 2001) Ser 05A FSA	5.00	08/01/25	494,375
505,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	470,286
500,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	08/01/32	452,095
400,000	San Diego California Community College District (Election 2006) Ser 07 FSA	5.00	08/01/32	377,680
				3,377,350
	College Revenue—7.3%
500,000	California State University Rev Systemwide Ser 07A FSA	5.00	11/01/37	446,995
945,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	05/15/31	798,714
				1,245,709
	Electric Power Revenue—2.1%
400,000	Los Angeles California Water & Power Rev (Power System) Sub-Ser 07A-1 AMBAC	5.00	07/01/39	361,444
	General Fund—1.8%
400,000	California State Ref Ser 07 MBIA	4.25	08/01/33	305,084
	Highway Tolls Revenue—2.0%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	331,864
	Hospital Revenue—2.7%
500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	453,185
	Lease Revenue—6.1%
400,000	Los Angeles California Municipal Improvement Corp. Lease Rev Police Headquarters FAC Ser 06A FGIC	4.25	01/01/37	294,984
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev Ser 07B-1 FGIC	4.75	08/01/37	394,590
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser 07A MBIA	5.00	06/01/37	355,020
				1,044,594
	Miscellaneous Revenue—4.3%
400,000	Hesperia California Public Financing Auth (Redevelopment & Housing Projects) Series 07A XLCA	5.00	09/01/31	324,024
460,000	Hollister California Joint Powers Financing Auth (Wastewater Rev Refinancing & Imported Project) Ser 01 FSA	5.00	06/01/32	412,454
				736,478
	Sales Tax Revenue—5.2%
500,000	San Francisco Bay Area Rapid Transit District Sales Tax Rev Ser 06 FSA	5.00	07/01/31	468,900
500,000	San Mateo County California Transit District (Sales Tax) Rev Ref Ser 05A MBIA	4.75	06/01/34	416,225
				885,125

See Notes to Financial Statements.

42

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Sewer Revenue—9.1%
$400,000	Bakersfield California Wastewater Rev Ser 07A FSA	5.00%	09/15/32	$366,956
400,000	Clovis California Public Financing Auth Wastewater Rev Ser 07 AMBAC	4.50	08/01/38	302,132
500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	447,040
500,000	Los Angeles California Wastewater System Rev Ref Ser 05A MBIA	4.75	06/01/35	423,015
				1,539,143
	Special Assessment—8.6%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	1,463,325
	Tax Increment Revenue—1.7%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref (Merged Area Redevelopment Project) Ser 06C MBIA	4.25	08/01/30	295,380
	Water Revenue—20.7%
500,000	Contra Costa California Water District Ref (Water Rev) Ser 07O AMBAC	5.00	10/01/29	465,225
1,000,000	East Bay California Municipal Utility District Water System Rev Ref Series 07A FGIC	5.00	06/01/32	917,771
500,000	East Bay California Municipal Utility District Water System Rev Sub-Ser 05A MBIA	5.00	06/01/35	454,445
500,000	Pomona California Public Financing Auth Rev (Water Facilities Project) Ser 07AY AMBAC	5.00	05/01/47	415,190
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	424,405
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	407,755
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	435,665
				3,520,456
	Total Investments (Cost $17,694,851)—91.5%			15,559,137
	Other assets less liabilities—8.5%			1,452,193
	Net Assets—100.0%			$17,011,330

Abbreviations:
Auth  – Authority
Ref  – Refunding Bonds
Rev  – Revenue
Ser  – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.
FGIC  – Financial Guaranty Insurance Co.
FSA  – Financial Security Insurance, Inc.
MBIA  – Municipal Bond Investors Assurance, Inc.
XLCA  – XL Capital Assurance, Inc.

See Notes to Financial Statements.

43

Schedule of Investments (Continued)

PowerShares Insured California Municipal Bond Portfolio

October 31, 2008

This table, as of October 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Municipal Bond Investors Assurance, Inc.	30.4%
Financial Security Insurance, Inc.	28.0
Financial Guaranty Insurance Co.	12.5
American Municipal Bond Assurance Corp.	12.1
Berkshire Hathaway Assurance Corp.	9.4
Assured Guaranty Corp.	5.6

See Notes to Financial Statements.

44

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—100.6%
	Ad Valorem Property Tax—10.7%
$3,000,000	California State Ser 05 MBIA	4.75%	03/01/35	$2,477,010
2,250,000	Chicago Illinois Water Rev Ref (Second Lien) FSA	5.25	11/01/33	2,180,003
2,000,000	Desert California Community College District Ser 07C FSA	5.00	08/01/37	1,802,180
3,000,000	District of Columbia Ser 08E BHAC	5.00	06/01/33	2,787,809
2,500,000	Los Angeles Unified School District (Election 2002) Ser 07C FSA	5.00	07/01/32	2,328,150
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser 08 FSA	5.00	03/01/35	798,205
2,415,000	Reading Pennsylvania School District Ser 08 FSA	4.75	03/01/38	2,036,570
2,000,000	Riverside Community College District (Election 2004) Ser 07C MBIA	5.00	08/01/32	1,808,380
2,500,000	San Jacinto Unified School District (Election 2006) Ser 07 FSA	5.25	08/01/32	2,411,075
				18,629,382
	College Revenue—5.5%
3,000,000	District of Columbia Rev (Catholic University of America) Ser 07 MBIA	5.00	10/01/29	2,737,080
2,000,000	Missouri State Health & Educational Facilities Auth Rev (The Washington University) Ser 08A	5.38	03/15/39	1,989,480
250,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	224,010
2,750,000	University Houston (Texas University Rev Ref-Consolidated) Ser 08 FSA	5.00	02/15/38	2,511,658
450,000	University of California Regents Medical Center Pooled Rev Ser 07A MBIA	4.75	05/15/31	380,340
2,000,000	University of California Rev Ser 05C MBIA	4.75	05/15/37	1,661,780
				9,504,348
	Electric Power Revenue—10.2%
500,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	01/01/37	402,830
5,000,000	Indiana Municipal Power Agency Power Supply System Rev Ser 07A MBIA	5.00	01/01/42	3,974,350
3,400,000	Kentucky State Municipal Power Agency System Rev (Prairie State Project) Ser 07A MBIA	5.00	09/01/37	2,851,750
6,000,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	5,975,940
3,315,000	Northern Illinois Municipal Power Agency Power Project Rev Ser 07A MBIA	5.00	01/01/42	2,718,532
2,000,000	Redding California Electric System Rev COP Ser 08A FSA	5.00	06/01/30	1,848,640
				17,772,042
	General Fund—0.2%
500,000	California State Ref Ser 07 MBIA	4.25	08/01/33	381,355
	Highway Tolls Revenue—14.1%
500,000	Miami-Dade County Florida Expressway Auth Toll System Rev Ser 06 AMBAC	5.00	07/01/37	436,345
15,000,000	North Texas Thruway Auth Rev Ref System (First Tier) Ser 08K-1 AGC	5.75	01/01/38	14,465,100
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev Sub-Ser 08C AGC	6.25	06/01/38	8,314,800
1,500,000	Puerto Rico Highway & Transportation Auth Highway Rev Ref Ser 07CC FSA	5.25	07/01/33	1,337,550
				24,553,795
	Hospital Revenue—27.6%
2,000,000	California Statewide Communities Development Auth Rev (Catholic Healthcare West) Ser 07K AGC	5.50	07/01/41	1,857,340
1,500,000	California Statewide Community Development Auth Rev (Sutter Health-Remarketed) Ser 04C FSA	5.05	08/15/38	1,359,555
5,000,000	Christian County Kentucky Hospital Rev (Hospital- Jennie Stuart Medical Center) Ser 06 AGC	5.50	02/01/36	4,591,000

See Notes to Financial Statements.

45

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$5,000,000	Colorado Health Facilities Auth Rev (Catholic Health) Ser 06C-1 FSA	5.10%	10/01/41	$4,516,000
3,000,000	Colorado Health Facilities Auth Rev (Poudre Valley County Health Facilities Auth) Ser 05A FSA	5.20	03/01/31	2,795,580
400,000	Connecticut State Health & Educational Facility Auth (Yale - New Haven Hospital) Ser 06J-1 AMBAC	5.00	07/01/31	360,236
1,570,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 AGC	5.25	07/15/38	1,367,140
2,500,000	District of Columbia Hospital Rev (Childrens Hospital Obligation Group) Ser 08 FSA	5.25	07/15/45	2,151,300
3,000,000	District of Columbia Rev (Medlantic/Helix-Remarketed) Ser 98C FSA	5.00	08/15/38	2,594,250
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev Ser 06B-1 FSA	5.50	06/01/38	1,778,440
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev (TECO Project) Ser 08 AGC	5.13	11/15/37	3,527,084
1,200,000	Indiana Health & Educational Facilities Finance Auth Rev (St. Francis) Ref Ser 06E FSA	5.25	05/15/41	1,060,140
2,000,000	Johnston North Carolina Memorial Hospital Auth Ser 08 FSA FHA	5.25	10/01/36	1,831,640
1,000,000	Lehigh County Pennsylvania General Purpose Hospital Rev (Lehigh Valley Health-Remarketed) Ser 05B FSA	5.00	07/01/35	889,760
500,000	Maryland State Health & Higher Educational Facilities Auth Rev Ser 06A MBIA FHA	4.75	07/01/36	405,720
2,500,000	New Jersey Health Care Facilities Financing Auth Rev (Meridian Health) Ser 07V AGC	5.00	07/01/38	2,257,625
4,000,000	South Carolina Jobs Economic Devolopment Auth Hospital Facilities Rev (Ref-Palmetto Health-Remarketed) Ser 08A FSA	5.00	08/01/35	3,379,400
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser 06A MBIA FHA	5.00	08/01/31	1,556,613
5,000,000	Washington State Health Care Facilities Auth Rev (Multicare Health System Remarketed) Ser 07B FSA	5.50	08/15/38	4,687,349
850,000	Washington State Health Care Facilities Auth Rev (Providence Health) Ser 06E FSA	5.25	10/01/33	787,687
5,000,000	Wisconsin State Health & Educational Facilities Auth Rev (Ministry Health) Ser 04 FSA	5.00	08/01/34	4,362,100
				48,115,959
	Lease Revenue—2.7%
2,150,000	Miami-Dade County Florida School Board COP Ser 08B AGC	5.00	05/01/33	1,860,094
1,335,000	Ohio State Higher Educational Facility Rev (Case Western Reserve University Project) Ser 06 MBIA	5.00	12/01/44	1,159,274
2,000,000	Yuba California Levee Financing Auth Rev (Levee Financing Project) Ser 08A AGC	5.00	09/01/38	1,720,060
				4,739,428
	Miscellaneous Revenue—2.8%
1,500,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	02/15/47	1,143,855
1,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/33	957,530
3,000,000	Kentucky Economic Development Financial Auth (Louisville Arena Project) Rev Sub-Ser 08A-1 AGC	6.00	12/01/38	2,821,530
				4,922,915
	Port, Airport & Marina Revenue—6.8%
5,000,000	Chicago Illinois O'Hare International Airport Rev (Ref-Third Indenture) Ser 05A MBIA	5.00	01/01/29	4,338,700

See Notes to Financial Statements.

46

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$500,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00%	08/15/33	$472,815
1,000,000	Port Auth of New York & New Jersey (One Hundred Forty Eighth) Ser 07 FSA	5.00	08/15/37	930,810
2,500,000	Port of Seattle Rev (Intermediate Lien) Ref Ser 05A MBIA	5.00	03/01/35	2,129,225
3,000,000	Sacramento County California Airport System Ser A FSA	5.00	07/01/41	2,613,450
1,500,000	St. Louis Missouri Airport Rev Lambert - St. Louis International Airport Ser 05 MBIA	5.50	07/01/31	1,373,700
				11,858,700
	Sales Tax Revenue—4.3%
1,500,000	Central Puget Sound Regional Transportation Auth Sales & Use Tax Rev Ser 07A FSA	5.00	11/01/34	1,420,710
400,000	Colorado Regional Transportation District (Fastracks Project) Ser 07A FSA	4.50	11/01/34	327,332
400,000	Dallas Area Rapid Transit (SR Lien) Ser 07 AMBAC	5.00	12/01/32	380,636
400,000	Illinois Regional Transportation Auth Ser 06A MBIA	4.50	07/01/35	325,648
400,000	Metropolitan Atlanta Rapid Transit Auth (Ref-Third Indenture) Ser 07B FSA	4.50	07/01/32	346,212
3,000,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ref (Third Indenture) Ser 07B FSA	5.00	07/01/37	2,842,560
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev Ref Ser 05A MBIA	5.00	07/01/30	950,440
1,000,000	Santa Clara Valley California Transportation Auth Sales Tax Rev (Ref-Measure A) Ser 07A AMBAC	5.00	04/01/36	890,210
				7,483,748
	Sewer Revenue—3.7%
2,355,000	Campbell & Kenton Counties Sanitation District 1 Sewer Rev Ser 07 MBIA	5.00	08/01/37	2,112,247
400,000	City of Baltimore (Wastewater Projects) Ser 07C AMBAC	4.50	07/01/32	340,348
2,500,000	Fresno California Sewer Rev Ser 08A AGC	5.00	09/01/37	2,235,200
500,000	Los Angeles California Wastewater System Rev Ref Ser 05A MBIA	4.75	06/01/35	423,015
1,400,000	Sacramento County California Sanitation District Financing Auth Rev (County Sanitation District 1) Ser 05 MBIA	5.00	08/01/35	1,262,506
				6,373,316
	Special Assessment—2.2%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser 08 BHAC	5.63	10/01/37	3,902,200
	Tax Increment Revenue—0.6%
1,100,000	Rancho Cucamonga Redevelopment Agency Tax Allocation (Rancho Redevelopment Housing Set Aside) Ser 07A MBIA	5.00	09/01/34	961,268
	Transit Revenue—1.4%
2,000,000	Metropolitan Transportation Auth New York Rev Ref Insured Ser 02A FSA	5.75	11/15/32	2,021,400
400,000	New Jersey State Transportation Trust Fund Auth (Transit System) Ser 07A AMBAC	5.00	12/15/32	369,568
150,000	State of Texas (Transit Commission-Mobility Fund) Ser 06A FGIC	4.50	04/01/35	122,910
				2,513,878
	Water Revenue—7.8%
2,900,000	Anchorage Water Rev Ref Ser 07 MBIA	5.00	05/01/37	2,558,612
400,000	Birmingham Alabama Waterworks & Sewer Board Rev Sub-Ser 07A AMBAC	4.50	01/01/39	315,256

See Notes to Financial Statements.

47

Schedule of Investments (Continued)

PowerShares Insured National Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
$1,000,000	Chicago Illinois Board of Education Ref Ser 05A AMBAC	5.50%	12/01/30	$1,006,330
400,000	City of San Antonio Texas Water Rev Ref Ser 07 FGIC	4.50	05/15/37	319,000
3,000,000	Detroit Water Supply System Rev (Second Lien) Ref Ser 06C FSA	5.00	07/01/29	2,689,500
1,000,000	East Bay California Municipal Utility District Water Systems Rev Sub-Ser 05A MBIA	5.00	06/01/35	908,890
500,000	Philadelphia Water & Wastewater Rev Ref Ser 07B AMBAC	4.75	11/01/31	422,665
1,000,000	Pomona California Public Financing Auth Rev (Water Facility Project) Ser 07AY AMBAC	5.00	05/01/47	830,380
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	3,395,240
500,000	San Francisco City & County Public Utilities Commission Water Rev Ser 06A FSA	4.50	11/01/31	407,755
500,000	San Luis Obispo County California Financing Auth Rev (Nacimiento Water Project) Ser 07A MBIA	5.00	09/01/38	435,665
400,000	Truckee Meadows Nevada Water Auth Rev Ser 07 FSA	4.50	07/01/30	317,440
				13,606,733
	Total Investments (Cost $191,960,109)—100.6%			175,319,067
	Liabilities in excess of other assets—(0.6%)			(1,002,185)
	Net Assets—100.0%			$174,316,882

Abbreviations:

Auth  – Authority

COP  – Certificate of Participation

Ref  – Refunding Bonds

Rev  – Revenue

Ser  – Series

Glossary of Terms:

AGC  – Assured Guaranty Corp.

AMBAC  – American Municipal Bond Assurance Corp.

BHAC  – Berkshire Hathaway Assurance Corp.

FGIC  – Financial Guaranty Insurance Co.

FHA  – Federal Housing Administration

FSA  – Financial Security Assurance, Inc.

MBIA  – Municipal Bond Investors Assurance, Inc.

This table, as of October 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
Financial Security Assurance, Inc.	36.4%
Assured Guaranty Corp.	28.3
MBIA Insurance Corp.	23.6
Berkshire Hathaway Assurance Corp.	7.2

See Notes to Financial Statements.

48

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds—93.6%
	Ad Valorem Property Tax—5.8%
$300,000	Haverstraw Stony Point Central School District Rev Ser 07 FSA	5.00%	10/15/24	$298,362
700,000	New York NY (Fiscal 2008) Sub-Ser 07C-1 FSA	5.00	10/01/24	681,254
				979,616
	College Revenue—5.3%
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt (Fordham University) Ser 08B AGC	5.00	07/01/38	448,020
500,000	New York State Dormitory Auth Rev Non-Special Treatment Supported Debt Mount Sinai School - Medical New York Ser 07 MBIA	5.00	07/01/35	448,235
				896,255
	Electric Power Revenue—5.5%
500,000	Long Island Power Auth Electric System Rev Ser 04A AMBAC	5.00	09/01/34	431,200
500,000	Long Island Power Auth New York Electric Systems Rev General Ser 08A BHAC	5.50	05/01/33	497,995
				929,195
	Highway Tolls Revenue—8.5%
600,000	New York State Thruway Auth General Rev Ser 07H FGIC	5.00	01/01/37	538,518
400,000	Puerto Rico Commonwealth Highway & Transportation Auth Transportation Rev Ref Ser 07N FGIC	5.25	07/01/39	331,864
600,000	Triborough Bridge & Tunnel Auth Rev Ref Ser 02 MBIA	5.00	11/15/32	567,126
				1,437,508
	Hospital Revenue—8.5%
600,000	New York State Dormitory Auth Rev Mental Health Services Facilities Improvement Ser 05B AMBAC	5.00	02/15/30	545,502
1,000,000	New York State Dormitory Auth Rev Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser 08A FSA	5.00	02/15/38	886,750
				1,432,252
	Hotel Occupancy Tax—7.6%
1,500,000	New York Convention Center Development Corp. Rev (Hotel Unit Fee Secured) Ser 05 AMBAC	5.00	11/15/44	1,290,270
	Income Tax Revenue—5.2%
600,000	New York City Transitional Finance Auth Building Aid Rev Ser 07S-2 FGIC	4.25	01/15/34	465,648
500,000	New York State Urban Development Corp. Rev (State Personal Income Tax) Ser 07C MBIA	4.50	03/15/37	415,215
				880,863
	Lease Revenue—5.4%
350,000	Niagara Falls City School District Ref (High School Facilities) Ser 05 FSA	5.00	06/15/28	338,513
700,000	Rensselaer City School District Ser 06 XLCA	5.00	06/01/36	567,931
				906,444
	Miscellaneous Revenue—5.7%
500,000	Erie County New York Industrial Development Agency School Facility Rev (City School District of Buffalo Project) Ser 07A FSA	5.75	05/01/28	502,660
600,000	Hudson Yards Infrastructure Corp. New York Rev Ser 06A MBIA	4.50	02/15/47	457,542
				960,202

See Notes to Financial Statements.

49

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2008

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds (Continued)
	Port, Airport & Marina Revenue—2.8%
$500,000	Port Auth of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser 07 FSA	5.00%	08/15/33	$472,815
	Recreational Revenue—11.0%
1,000,000	New York City Industrial Development Agency Rev Queens Baseball Stadium (Pilot) Ser 06 AMBAC	5.00	01/01/46	831,360
600,000	New York City Industrial Development Agency Rev Yankee Stadium (Pilot) Ser 06 FGIC	5.00	03/01/46	498,726
600,000	New York City Trust for Cultural Resources Rev (American Museum of Natural History) Ser 04A MBIA	5.00	07/01/44	529,992
				1,860,078
	Sales Tax Revenue—11.0%
2,000,000	Sales Tax Asset Receivables Corp. Ser 04A AMBAC	5.00	10/15/32	1,864,800
	Transit Revenue—6.0%
505,000	Metropolitan Transportation Auth New York Rev Ref Insured Ser 02A FSA	5.75	11/15/32	510,404
600,000	Metropolitan Transportation Auth Rev Ser 07A FGIC	4.75	11/15/37	503,688
				1,014,092
	Water Revenue—5.3%
600,000	New York City Municipal Finance Auth Water & Sewer System Rev Ser 07A FSA	4.25	06/15/39	475,242
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth Rev (SR Lien) Ser 08A AGC	5.13	07/01/47	424,405
				899,647
	Total Municipal Bonds (Cost $17,718,000)			15,824,037
Number of Shares
	Money Market Fund—0.9%
151,580	Dreyfus New York Municipal Cash Management - Institutional Shares (Cost $151,580)			151,580
	Total Investments (Cost $17,869,580)—94.5%			15,975,617
	Other assets less liabilities —5.5%			932,722
	Net Assets—100.0%			$16,908,339

Abbreviations:
Auth  – Authority
Ref  – Refunding Bonds
Rev  – Revenue
Ser  – Series

Glossary of Terms:
AGC  – Assured Guaranty Corp.
AMBAC  – American Municipal Bond Assurance Corp.
BHAC  – Berkshire Hathaway Assurance Corp.

See Notes to Financial Statements.

50

Schedule of Investments (Continued)

PowerShares Insured New York Municipal Bond Portfolio

October 31, 2008

FGIC  – Financial Guaranty Insurance Co.

FSA  – Financial Security Insurance, Inc.

MBIA  – Municipal Bond Investors Assurance, Inc.

XLCA  – XL Capital Assurance, Inc.

This table, as of October 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
American Municipal Bond Assurance Corp.	31.1%
Financial Security Insurance, Inc.	26.1
Municipal Bond Investors Assurance, Inc.	15.1
Financial Guaranty Insurance Co.	14.6
Assured Guaranty Corp.	5.5

See Notes to Financial Statements.

51

Schedule of Investments

PowerShares Preferred Portfolio

October 31, 2008

Number of Shares		Value
	Preferred Stocks—100.0%
	Banks—37.6%
522,773	BAC Capital Trust IV, 7.00%	$10,544,330
271,868	Bank of America Corp., 8.20%	6,252,964
416,845	Barclays Bank PLC, 8.13% (United Kingdom)	6,719,541
38,387	BNY Capital V, 5.95%, Series F	820,714
10,502	Citizens Funding Trust I, 7.50%	117,622
129,508	Fifth Third Capital Trust VI, 7.25%	1,967,227
334,062	HSBC Holdings PLC, 8.13% (United Kingdom)	7,683,426
117,642	KeyCorp Capital IX, 6.75%	1,676,399
43,924	National Bank Greece S.A., 9.00%	812,155
135,601	National City Capital Trust II, 6.63% (Greece)	2,169,616
52,836	PNC Capital Trust D, 6.13%	1,039,812
69,578	Popular North America Capital Trust I, 6.70%	1,416,608
559,046	Royal Bank of Scotland Group PLC, 6.35%, Series N (United Kingdom)	6,496,115
88,997	Santander Finance S.A. Unipersonal, 6.41%, Series 1 (Spain)	1,932,125
47,382	Suntrust Capital IX, 7.88%	1,013,975
8,686	Susquehanna Capital Group, 9.38%, Series I	191,092
229,520	USB Capital XI, 6.60%	4,918,614
389,333	Wachovia Capital Trust IV, 6.38%	6,248,795
405,734	Wells Fargo Capital Trust IV, 7.00%	9,924,254
		71,945,384
	Chemicals—0.5%
11,361	EI Du Pont de Nemours & Co., 4.50%, Series B	896,951
	Diversified Financial Services—39.0%
232,308	ABN AMRO Capital Funding Trust VII, 6.08%, Series G	2,829,511
18,954	Bear Stearns Capital Trust III, 7.80%	406,942
24,402	Capital One Capital II, 7.50%	391,652
35,441	CIT Group, Inc., 6.35%, Series A	304,793
557,724	Citigroup Capital XVI, 6.45%, Series W	8,310,088
608,224	Citigroup, Inc., 8.13%, Series AA	10,248,574
138,150	Countrywide Capital V, 7.00%	2,314,013
106,026	Credit Suisse Guernsey, 7.90% (Switzerland)	2,029,338
216,319	Deutsche Bank Capital Funding Trust IX, 6.63%	3,435,146
243,793	Deutsche Bank Contingent Capital Trust V, 8.05%	4,473,602
256,449	General Electric Capital Corp., 6.10%	5,539,298
56,146	Goldman Sachs Group, Inc., 6.20%, Series B	1,165,030
639,076	JP Morgan Chase Capital X, 7.00%	14,685,965
578,875	Merrill Lynch & Co., 8.63%, Series MER	11,890,092
336,794	Morgan Stanley Capital Trust VII, 6.60%	4,846,466

Number of Shares		Value
	Preferred Stocks (Continued)
25,155	National Rural Utilities Cooperative Finance Corp., 5.95%	$445,244
48,880	Respol International Capital Ltd., 7.45%, Series A	928,720
21,460	SLM Corp., 6.00%	232,626
		74,477,100
	Electric—5.1%
149,729	Alabama Power Co., 5.88%, Series 07-B	3,436,280
20,998	BGE Capital Trust II, 6.20%	398,962
12,965	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	1,037,200
48,895	Constellation Energy Group, 8.63%, Series A	1,104,538
99,170	FPL Group Capital, Inc., 6.60%, Series A	2,290,827
10,559	Interstate Power & Light Co., 8.38%, Series B	266,615
7,854	Pacific Gas & Electric Co., 6.00%, Series A	186,768
42,077	Xcel Energy, Inc., 7.60%	1,003,116
		9,724,306
	Insurance—9.2%
70,590	Aegon N.V., 6.38% (Netherlands)	705,900
139,796	Allianz SE, 8.38% (Germany)	2,719,032
129,317	American International Group, Inc., 7.70%	575,461
22,688	Arch Capital Group Ltd., 8.00%, Series A	434,475
17,697	Berkley W.R. Capital Trust II, 6.75%	257,314
12,351	Delphi Financial Group, Inc., 7.38%	124,004
14,189	Endurance Specialty Holdings Ltd., 7.75%, Series A	223,335
22,631	Everest Re Capital Trust II, 6.20%, Series B	332,676
535,114	ING Groep NV, 7.20% (Netherlands)	7,341,764
28,927	Lincoln National Capital VI, 6.75%, Series F	453,575
10,425	Markel Corp., 7.50%	213,608
105,132	MetLife, Inc., 6.50%, Series B	1,726,267
36,339	PartnerRe Ltd., 6.75%, Series C	635,933
20,783	Phoenix Cos., Inc., 7.45%	326,293
39,474	Prudential PLC, 6.50% (United Kingdom)	538,425
45,969	RenaissanceRe Holdings Ltd., 6.60%, Series D	750,674
6,983	Selective Insurance Group, 7.50%	104,745
8,385	Torchmark Capital Trust III, 7.10%	158,477
		17,621,958
	Investment Companies—0.1%
16,129	Allied Capital Corp., 6.88%	169,355
	Media—2.5%
72,335	CBS Corp., 6.75%	1,065,495
144,765	Comcast Corp., 7.00%, Series B	2,903,986
52,523	Viacom, Inc., 6.85%	907,597
		4,877,078

See Notes to Financial Statements.

52

Schedule of Investments (Continued)

PowerShares Preferred Portfolio

October 31, 2008

Number of Shares		Value
	Preferred Stocks (Continued)
	REITS—4.6%
8,242	BRE Properties, Inc., 6.75%, Series C	$131,625
1,102	Developers Diversified Realty Corp., 7.38%, Series H	10,855
73,576	Duke Realty Corp., 6.60%, Series L	809,336
10,752	Equity Residential Properties, 6.48%, Series N	183,322
44,754	Kimco Realty Corp., 7.75%, Series G	771,559
15,776	Prologis Trust, 6.75%, Series F	222,284
24,892	PS Business Parks, Inc., 7.00%, Series H	385,328
244,498	Public Storage, 7.25%, Series I	4,865,509
15,679	Realty Income Corp., 6.75%, Series E	261,839
51,669	Vornado Realty Trust, 6.63%, Series I	824,121
24,485	Weingarten Realty Investors, 6.50%, Series F	373,396
		8,839,174
	Telecommunications—1.4%
83,982	AT&T, Inc., 6.38%	2,006,330
41,433	Telephone & Data Systems, Inc., 6.63%	621,495
		2,627,825
	Total Investments (Cost $211,431,481)—100.0%	191,179,131
	Liabilities in excess of other assets—(0.0%)	(8,617)
	Net Assets—100.0%	$191,170,514

REIT Real Estate Investment Trust

The Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	11.2%

See Notes to Financial Statements.

53

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2008

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (a)—97.9%
	Ad Valorem Property Tax—9.7%
$500,000	Chicago Illinois Board of Education Ser 00B FSA	3.25%	03/01/32	$500,000
100,000	Guilford County North Carolina Ser 05B	1.50	03/01/25	100,000
5,000,000	Massachusetts State Ref Ser 98B	7.67	09/01/16	5,000,000
4,100,000	New York - City of New York Ser 95F-4	1.73	02/15/20	4,100,000
1,500,000	New York - City of New York Ser 95F-5	1.68	02/15/16	1,500,000
100,000	New York - City of New York Sub Ser 02C-2	1.68	08/01/20	100,000
500,000	New York - City of New York Sub Ser 96J3	1.68	02/15/16	500,000
2,000,000	Shelby County Tennessee Ser 06C	3.00	12/01/31	2,000,000
				13,800,000
	College Revenue—7.6%
500,000	District of Columbia Rev (The American University) Ser 85 AMBAC	4.25	10/01/15	500,000
3,400,000	Massachusetts State Health & Educational Facilities Auth Rev (Harvard University) Ser 00Y	0.75	07/01/35	3,400,000
4,000,000	New York State Dormitory Auth Rev State Supported Debt (Cornell University Remarketed) Ser 04A	1.50	07/01/33	4,000,000
500,000	Payne County Economic Development Auth Student Housing Rev (OSUF Phase III Project) Ser 02 AMBAC	7.50	07/01/32	500,000
2,500,000	University Medicine & Dentistry New Jersey Ser 02B AMBAC	8.00	12/01/32	2,500,000
				10,900,000
	General Fund—2.1%
500,000	North Carolina State Public Improvements Ser 02D	1.60	05/01/21	500,000
2,000,000	North Carolina State Public Improvements Ser 02E	2.00	06/01/19	2,000,000
500,000	North Carolina State Public Improvements Ser 02E	1.55	05/01/21	500,000
				3,000,000
	Highway Tolls Revenue—16.9%
5,000,000	Bay Area Toll Auth California Toll Bridge Rev (Bay Area Remarketed) Ser 04B	1.20	04/01/39	5,000,000
5,000,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev Ser 07B-1	6.00	07/01/32	5,000,000
2,000,000	Kansas State Department Transportation Highway Rev Ser 02C-1	6.00	09/01/19	2,000,000
4,000,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-1 FSA	6.00	01/01/24	4,000,000
100,000	New Jersey State Turnpike Auth Turnpike Rev Ser 03C-3 FSA	6.00	01/01/24	100,000
5,000,000	Orlando & Orange County Expressway Auth (Florida Expressway Rev) Ref Sub-Ser 08B-1	1.50	07/01/40	5,000,000
3,015,000	Triborough Bridge & Tunnel Auth New York Rev Ser 05A	4.50	11/01/35	3,015,000
				24,115,000
	Hospital Revenue—13.0%
4,000,000	Clarke County Virginia Individual Development Auth Hospital Facilities Rev (Winchester Medical Center, Inc.) Ser 00 FSA	5.00	01/01/30	4,000,000
1,400,000	Colorado Health Facilities Auth Rev (Catholic Health Initiatives) Ser 00B	1.80	12/01/20	1,400,000
1,500,000	Colorado Health Facility Auth Rev (Banner Health) Ser 05A MBIA	1.50	03/01/23	1,500,000
500,000	Dauphin County Pennsylvania General Auth Health System Rev (Pinncale Health System Project) Ser 05 FSA	5.50	08/15/27	500,000
500,000	Franklin County Ohio Rev (Trinity Health Credit) Ser 00F FSA	8.00	12/01/30	500,000
2,000,000	Indiana Health & Educational Facilities Finance Auth Rev (Parkview Health System, Inc.) Ser 05B AMBAC	9.90	11/01/28	2,000,000
500,000	Indiana Health & Educational Facilities Financing Auth Rev (Parkview Health System) Ser 05A AMBAC	9.90	11/01/33	500,000
500,000	New Mexico State Hospital Equipment Loan Council Hospital Rev (Presbyterian Healthcare) Ser 05B FSA	4.75	08/01/30	500,000

See Notes to Financial Statements.

54

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2008

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (a) (Continued)
$3,500,000	Port City Medical Clinic Broad Mobile Alabama Rev (Infirmary Health Systems) Ser 98 AMBAC	9.25%	02/01/25	$3,500,000
4,100,000	South Central Pennsylvania General Auth Rev (Ref Wellspan Hospital) Ser 05B AMBAC	9.90	05/15/31	4,100,000
				18,500,000
	Industrial Revenue—2.5%
3,600,000	Ohio State Air Quality Development Auth Rev (Ohio Edison Company) Ser 89A	6.00	02/01/14	3,600,000
	Lease Revenue—2.5%
3,500,000	San Francisco California City & County Finance Corp. Lease Rev Ref (Moscone Center) Ser 08-1	0.90	04/01/30	3,500,000
	Local Housing Revenue—2.0%
2,800,000	New Hampshire State Housing Financing Auth Multifamily Rev (Ref EQR Board Partnership Project) Ser 96	1.63	09/15/26	2,800,000
	Miscellaneous Revenue—5.5%
500,000	Baltimore Maryland Industrial Development Auth (Baltimore Capital Acquisition) Ser 86	1.85	08/01/16	500,000
100,000	Capital Projects Financing Auth Florida Rev (Capital Projects Loan Program) Ser 97A FSA	3.82	08/01/17	100,000
100,000	Clarksville Tennessee Public Building Auth Rev (Pooled Funding Tennessee Municipal Bond Fund) Ser 95	1.50	10/01/25	100,000
1,500,000	Delaware Valley Regional Financial Auth Local Government Rev Ser 86-1	1.80	08/01/16	1,500,000
3,500,000	Indiana State Office Building Commission Facilities Rev (Ref-Indiana Government Center South) Ser 00B	6.00	07/01/12	3,500,000
2,200,000	Montgomery County Tennessee Public Building Auth Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser 95	1.50	03/01/25	2,200,000
				7,900,000
	Natural Gas Revenue—6.3%
500,000	American Public Energy Agency Nebraska Gas Supply Rev Ser 05A	1.25	12/01/15	500,000
8,500,000	Florida Gas Utilities Rev (Gas Supply Project) Ser 06-2-A-3	5.00	11/01/26	8,500,000
				9,000,000
	Port, Airport & Marina Revenue—1.0%
500,000	Atlanta Georgia Airport Rev Ref General Ser 03B-2 MBIA	7.50	01/01/30	500,000
1,000,000	Charlotte North Carolina Airport Rev (Charlotte/Douglas International Airport) Ser 99D MBIA	9.90	07/01/29	1,000,000
				1,500,000
	Recreational Revenue—1.7%
2,500,000	Appleton Wisconsin Redevelopment Auth Redevelopment Rev (Fox Cities Performing Art Center) Ser 01B	4.80	06/01/36	2,500,000
	Sales Tax Revenue—6.8%
2,100,000	Metropolitan Atlanta Rapid Transit Auth Georgia Sales Tax Rev Ser 00B	2.00	07/01/25	2,100,000
2,400,000	New York State Local Assistance Corp. Ser 94B	2.50	04/01/23	2,400,000
485,000	Regional Transportation Auth Illinois Ref Ser 05B	7.80	06/01/25	485,000
4,700,000	Santa Clara Valley California Transportaion Auth Sales Tax Rev Ser 08B	1.30	04/01/36	4,700,000
				9,685,000

See Notes to Financial Statements.

55

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2008

Principal Amount		Interest Rate (!)	Maturity Date	Value
	Municipal Bonds (a) (Continued)
	Special Tax—2.1%
$3,000,000	Connecticut State Special Tax Obligation Rev (Transportation Infrastructure) Ref Ser 03-1 AMBAC	9.00%	02/01/22	$3,000,000
	Transit Revenue—1.3%
500,000	Bi-State Development Agency Missouri-Illinois Metropolitan District Rev (Metrolink Project) Ser 05A	1.60	10/01/35	500,000
1,300,000	California Transit Finance Auth Ser 97 FSA	7.00	10/01/27	1,300,000
				1,800,000
	Water Revenue—16.9%
1,500,000	Atlanta Georgia Water & Wastewater Rev Ser 02B FSA	4.50	11/01/38	1,500,000
3,400,000	California State Department Water Resource Power Supply Rev Sub-Ser 05G-11 FSA	5.00	05/01/18	3,400,000
4,700,000	Charleston South Carolina Waterworks & Sewer Rev (Capital Improvement) Ser 06B	1.50	01/01/35	4,700,000
3,800,000	Chicago Waterworks Rev (Second Lien) Ser 99	2.00	11/01/30	3,800,000
1,100,000	Gwinnett County Water & Sewage Auth Rev Ser 04B County Guaranteed	1.75	08/01/25	1,100,000
5,000,000	Massachusetts State Water Resource Auth Ref Sub General Ser 08A	5.00	08/01/37	5,000,000
2,000,000	Metropolitan Water District Southern California Rev Ser 00B-2	1.25	07/01/35	2,000,000
2,500,000	Metropolitan Water District Southern California Waterworks Rev Ser 03C-2	2.90	07/01/30	2,500,000
100,000	Miami - Dade County Florida Water & Sewer Rev Ref Ser 05 FSA	4.30	10/01/25	100,000
				24,100,000
	Total Municipal Bonds (Cost $139,693,200)			139,700,000
Number of Shares
	Money Market Fund—0.2%
281,848	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $281,848)			281,848
	Total Investments (Cost $139,975,048)—98.1%			139,981,848
	Other assets less liabilities—1.9%			2,688,524
	Net Assets—100.0%			$142,670,372

Abbreviations:

Auth  – Authority

Ref  – Refunding Bonds

Rev  – Revenue

Ser  – Series

Glossary of Terms:

AMBAC  – American Municipal Bond Assurance Corp.

FSA  – Financial Security Insurance, Inc.

MBIA  – Municipal Bond Investors Assurance, Inc.

See Notes to Financial Statements.

56

Schedule of Investments (Continued)

PowerShares VRDO Tax-Free Weekly Portfolio

October 31, 2008

(a)  Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!)  Variable rate coupon. Stated interest rate was in effect at October 31, 2008.

This table, as of October 31, 2008, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower's obligations but may be called upon to satisfy the borrower's obligations.

Entities	Percentage of Total Investments
American Municipal Bond Assurance Corp.	11.9%
Financial Security Insurance, Inc.	11.8

See Notes to Financial Statements.

57

Statements of Assets and Liabilities

October 31, 2008

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio
ASSETS:
Unaffiliated investments at value	$62,814,995	$3,624,657	$3,624,227	$3,688,438	$67,562,556	$14,193,777
Affiliated investments at value	—	4,118,351	3,589,794	5,450,616	—	—
Cash	—	—	—	—	—	1,279,462
Receivables:
Interest and dividends	709,093	60	74	69	1,883,368	593,544
Foreign tax reclaims	—	—	—	—	—	—
Shares sold	—	—	—	—	—	—
Investments sold	131,165	1,128,373	1,134,411	1,768,243	—	—
Total Assets	63,655,253	8,871,441	8,348,506	10,907,366	69,445,924	16,066,783
LIABILITIES:
Due to custodian	495,872	24,252	27,306	30,843	685,437	—
Payables:
Investments purchased	—	1,179,062	1,175,937	1,831,595	—	332,639
Shares repurchased	—	—	1,884	—	—	—
Accrued unitary management fees	12,557	1,675	1,560	1,974	35,583	5,816
Total Liabilities	508,429	1,204,989	1,206,687	1,864,412	721,020	338,455
NET ASSETS	$63,146,824	$7,666,452	$7,141,819	$9,042,954	$68,724,904	$15,728,328
NET ASSETS CONSIST OF:
Shares of beneficial interest	$63,901,250	$11,203,428	$9,875,001	$13,747,176	$96,808,958	$21,963,736
Undistributed net investment income	—	38,336	36,434	36,142	—	34,072
Accumulated net realized loss on investments	(9,916)	(1,462,264)	(1,059,269)	(2,121,298)	(561,377)	(873,660)
Net unrealized appreciation (depreciation) on investments	(744,510)	(2,113,048)	(1,710,347)	(2,619,066)	(27,522,677)	(5,395,820)
Net Assets	$63,146,824	$7,666,452	$7,141,819	$9,042,954	$68,724,904	$15,728,328
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,400,000	800,000	700,000	1,000,000	3,800,000	1,000,000
Net asset value	$26.31	$9.58	$10.20	$9.04	$18.09	$15.73
Share price	$26.36	$9.34	$10.46	$8.90	$16.69	$16.10
Unaffiliated investments at cost	$63,559,505	$4,454,617	$4,288,834	$4,795,997	$95,085,233	$19,589,597
Affiliated investments at cost	$—	$5,401,439	$4,635,534	$6,962,123	$—	$—

See Notes to Financial Statements.

58

	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
ASSETS:
Unaffiliated investments at value	$15,559,137	$175,319,067	$15,975,617	$191,179,131	$139,981,848
Affiliated investments at value	—	—	—	—	—
Cash	1,201,703	7,000,404	688,609	—	2,101,773
Receivables:
Interest and dividends	254,045	2,285,289	247,362	566,140	617,383
Foreign tax reclaims	—	—	—	6,076	—
Shares sold	—	—	—	6,092,077	—
Investments sold	—	20,393,544	—	1,626,720	—
Total Assets	17,014,885	204,998,304	16,911,588	199,470,144	142,701,004
LIABILITIES:
Due to custodian	—	—	—	269,873	—
Payables:
Investments purchased	—	30,645,090	—	7,965,071	—
Shares repurchased	—	—	—	—	—
Accrued unitary management fees	3,555	36,332	3,249	64,686	30,632
Total Liabilities	3,555	30,681,422	3,249	8,299,630	30,632
NET ASSETS	$17,011,330	$174,316,882	$16,908,339	$191,170,514	$142,670,372
NET ASSETS CONSIST OF:
Shares of beneficial interest	$19,248,726	$193,525,394	$18,939,820	$238,881,802	$142,529,464
Undistributed net investment income	6,495	21,340	3,648	—	134,108
Accumulated net realized loss on investments	(108,177)	(2,588,810)	(141,166)	(27,458,938)	—
Net unrealized appreciation (depreciation) on investments	(2,135,714)	(16,641,042)	(1,893,963)	(20,252,350)	6,800
Net Assets	$17,011,330	$174,316,882	$16,908,339	$191,170,514	$142,670,372
Shares outstanding (unlimited amount authorized, $0.01 par value)	800,000	8,300,000	800,000	15,600,000	5,700,000
Net asset value	$21.26	$21.00	$21.14	$12.25	$25.03
Share price	$21.18	$21.29	$21.27	$12.62	$25.05
Unaffiliated investments at cost	$17,694,851	$191,960,109	$17,869,580	$211,431,481	$139,975,048
Affiliated investments at cost	$—	$—	$—	$—	$—

59

Statements of Operations

	PowerShares 1-30 Laddered Treasury Portfolio	PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio	PowerShares High Yield Corporate Bond Portfolio
	Year Ended October 31, 2008	For the Period May 16, 2008* Through October 31, 2008	For the Period May 16, 2008* Through October 31, 2008	For the Period May 16, 2008* Through October 31, 2008	Year Ended October 31, 2008	For the Period November 13, 2007* Through October 31, 2008
INVESTMENT INCOME:
Unaffiliated interest income	$1,392,346	$—	$—	$—	$4,960,525	$908,087
Unaffiliated dividend income	—	89,527	89,523	65,545	—	—
Affiliated dividend income	509	28,559	22,878	27,677	1,638	80
Foreign withholding tax	—	—	—	—	(20,925)	(503)
Total Income	1,392,855	118,086	112,401	93,222	4,941,238	907,664
EXPENSES:
Unitary management fees	86,118	7,712	7,229	8,928	389,362	46,094
Taxes	—	—	—	—	—	—
Total Expenses	86,118	7,712	7,229	8,928	389,362	46,094
Unitary management fees waivers	—	—	—	—	—	—
Net Expenses	86,118	7,712	7,229	8,928	389,362	46,094
Net Investment Income	1,306,737	110,374	105,172	84,294	4,551,876	861,570
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(9,916)	(1,462,264)	(1,059,269)	(2,121,298)	(566,580)	(873,660)
In-kind redemptions	391,538	—	—	—	(4,344,835)	—
Net realized gain (loss)	381,622	(1,462,264)	(1,059,269)	(2,121,298)	(4,911,415)	(873,660)
Net change in unrealized appreciation/depreciation on:
Investments	(965,583)	(2,113,048)	(1,710,347)	(2,619,066)	(27,680,495)	(5,395,820)
Net realized and unrealized gain (loss) on investments	(583,961)	(3,575,312)	(2,769,616)	(4,740,364)	(32,591,910)	(6,269,480)
Net increase (decrease) in net assets resulting from operations	$722,776	$(3,464,938)	$(2,664,444)	$(4,656,070)	$(28,040,034)	$(5,407,910)

*  Commencement of Investment Operations.

See Notes to Financial Statements.

60

	PowerShares Insured California Municipal Bond Portfolio	PowerShares Insured National Municipal Bond Portfolio	PowerShares Insured New York Municipal Bond Portfolio	PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
	Year Ended October 31, 2008	Year Ended October 31, 2008	Year Ended October 31, 2008	For the Period January 28, 2008* Through October 31, 2008	For the Period November 14, 2007* Through October 31, 2008
INVESTMENT INCOME:
Unaffiliated interest income	$651,700	$4,695,852	$651,446	$—	$2,504,384
Unaffiliated dividend income	—	—	—	5,640,565	—
Affiliated dividend income	—	915	—	—	—
Foreign withholding tax	—	—	—	—	—
Total Income	651,700	4,696,767	651,446	5,640,565	2,504,384
EXPENSES:
Unitary management fees	48,447	339,955	48,882	342,382	157,883
Taxes	610	610	610	—	610
Total Expenses	49,057	340,565	49,492	342,382	158,493
Unitary management fees waivers	(9,689)	(67,991)	(9,776)	—	—
Net Expenses	39,368	272,574	39,716	342,382	158,493
Net Investment Income	612,332	4,424,193	611,730	5,298,183	2,345,891
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	(108,177)	(2,588,810)	(141,166)	(27,518,131)	—
In-kind redemptions	—	—	—	451,597	—
Net realized gain (loss)	(108,177)	(2,588,810)	(141,166)	(27,066,534)	—
Net change in unrealized appreciation/depreciation on:
Investments	(2,104,845)	(16,645,168)	(1,855,368)	(20,252,350)	6,800
Net realized and unrealized gain (loss) on investments	(2,213,022)	(19,233,978)	(1,996,534)	(47,318,884)	6,800
Net increase (decrease) in net assets resulting from operations	$(1,600,690)	$(14,809,785)	$(1,384,804)	$(42,020,701)	$2,352,691

61

Statements of Changes in Net Assets

	PowerShares 1-30 Laddered Treasury Portfolio		PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	PowerShares Autonomic Balanced NFA Global Asset Portfolio	PowerShares Autonomic Growth NFA Global Asset Portfolio	PowerShares Emerging Markets Sovereign Debt Portfolio		PowerShares High Yield Corporate Bond Portfolio
	For the Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007	For the Period May 16, 2008* Through October 31, 2008	For the Period May 16, 2008* Through October 31, 2008	For the Period May 16, 2008* Through October 31, 2008	For the Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007	For the Period November 13, 2007* Through October 31, 2008
OPERATIONS:
Net investment income	$1,306,737	$37,011	$110,374	$105,172	$84,294	$4,551,876	$28,305	$861,570
Net realized gain (loss) on investments	381,622	—	(1,462,264)	(1,059,269)	(2,121,298)	(4,911,415)	—	(873,660)
Net change in unrealized appreciation/ depreciation on investments	(965,583)	221,073	(2,113,048)	(1,710,347)	(2,619,066)	(27,680,495)	157,818	(5,395,820)
Net increase (decrease) in net assets resulting from operations	722,776	258,084	(3,464,938)	(2,664,444)	(4,656,070)	(28,040,034)	186,123	(5,407,910)
Undistributed net investment income (loss) included in the price of units issued and redeemed	(46,670)	3,061	36,387	33,964	60,513	(107,981)	14,309	(11,171)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,343,748)	—	(72,038)	(68,738)	(48,152)	(4,580,181)	—	(827,498)
Tax-exempt income	—	—	—	—	—	—	—	—
Return of capital	(16,946)	—	—	—	—	(16,897)	—	—
Total distributions to shareholders	(1,360,694)	—	(72,038)	(68,738)	(48,152)	(4,597,078)	—	(827,498)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	64,361,064	15,126,252	11,203,428	9,875,001	13,747,176	121,066,844	15,365,958	21,963,736
Value of shares repurchased	(15,960,658)	—	—	—	—	(35,256,909)	—	—
Net income equalization	46,670	(3,061)	(36,387)	(33,964)	(60,513)	107,981	(14,309)	11,171
Net increase in net assets resulting from shares transactions	48,447,076	15,123,191	11,167,041	9,841,037	13,686,663	85,917,916	15,351,649	21,974,907
Increase in Net Assets	47,762,488	15,384,336	7,666,452	7,141,819	9,042,954	53,172,823	15,552,081	15,728,328
NET ASSETS:
Beginning of period	15,384,336	—	—	—	—	15,552,081	—	—
End of period	$63,146,824	$15,384,336	$7,666,452	$7,141,819	$9,042,954	$68,724,904	$15,552,081	$15,728,328
Undistributed net investment income at end of period	$—	$37,011	$38,336	$36,434	$36,142	$—	$28,305	$34,072
CHANGES IN SHARES OUTSTANDING:
Shares sold	2,400,000	600,000	800,000	700,000	1,000,000	4,800,000	600,000	1,000,000
Shares repurchased	(600,000)	—	—	—	—	(1,600,000)	—	—
Shares outstanding, beginning of period	600,000	—	—	—	—	600,000	—	—
Shares outstanding, end of period	2,400,000	600,000	800,000	700,000	1,000,000	3,800,000	600,000	1,000,000

*  Commencement of Investment Operations.

See Notes to Financial Statements.

62

	PowerShares Insured California Municipal Bond Portfolio		PowerShares Insured National Municipal Bond Portfolio		PowerShares Insured New York Municipal Bond Portfolio		PowerShares Preferred Portfolio	PowerShares VRDO Tax-Free Weekly Portfolio
	For the Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007	For the Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007	For the Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007	For the Period January 28, 2008* Through October 31, 2008	For the Period November 14, 2007* Through October 31, 2008
OPERATIONS:
Net investment income	$612,332	$26,823	$4,424,193	$27,295	$611,730	$30,545	$5,298,183	$2,345,891
Net realized gain (loss) on investments	(108,177)	—	(2,588,810)	—	(141,166)	—	(27,066,534)	—
Net change in unrealized appreciation/ depreciation on investments	(2,104,845)	(30,869)	(16,645,168)	4,126	(1,855,368)	(38,595)	(20,252,350)	6,800
Net increase (decrease) in net assets resulting from operations	(1,600,690)	(4,046)	(14,809,785)	31,421	(1,384,804)	(8,050)	(42,020,701)	2,352,691
Undistributed net investment income (loss) included in the price of units issued and redeemed	(2,872)	1,137	(180,676)	1,135	(14,181)	2,256	210,772	(126,833)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(862)	—	(18)	—	(5,252,766)	(4,330)
Tax-exempt income	(632,660)	—	(4,429,286)	—	(638,609)	—	—	(2,207,453)
Return of capital	—	—	—	—	—	—	(537,269)	—
Total distributions to shareholders	(632,660)	—	(4,430,148)	—	(638,627)	—	(5,790,035)	(2,211,783)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	13,731,378	12,490,788	196,853,094	12,493,365	11,127,034	14,979,394	265,487,449	147,545,998
Value of shares repurchased	(6,973,440)	—	(15,821,065)	—	(7,166,608)	—	(26,506,199)	(5,016,534)
Net income equalization	2,872	(1,137)	180,676	(1,135)	14,181	(2,256)	(210,772)	126,833
Net increase in net assets resulting from shares transactions	6,760,810	12,489,651	181,212,705	12,492,230	3,974,607	14,977,138	238,770,478	142,656,297
Increase in Net Assets	4,524,588	12,486,742	161,792,096	12,524,786	1,936,995	14,971,344	191,170,514	142,670,372
NET ASSETS:
Beginning of period	12,486,742	—	12,524,786	—	14,971,344	—	—	—
End of period	$17,011,330	$12,486,742	$174,316,882	$12,524,786	$16,908,339	$14,971,344	$191,170,514	$142,670,372
Undistributed net investment income at end of period	$6,495	$26,823	$21,340	$27,295	$3,648	$30,545	$—	$134,108
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	500,000	8,500,000	500,000	500,000	600,000	17,400,000	5,900,000
Shares repurchased	(300,000)	—	(700,000)	—	(300,000)	—	(1,800,000)	(200,000)
Shares outstanding, beginning of period	500,000	—	500,000	—	600,000	—	—	—
Shares outstanding, end of period	800,000	500,000	8,300,000	500,000	800,000	600,000	15,600,000	5,700,000

63

Financial Highlights

PowerShares 1-30 Laddered Treasury Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.64	$25.21
Net investment income**	0.99	0.07
Net realized and unrealized gain on investments	0.79	0.36
Total from operations	1.78	0.43
Distribution to shareholders from:
Net investment income	(1.10)	—
Return of capital	(0.01)	—
Total distributions	(1.11)	—
Net asset value at end of period	$26.31	$25.64
Share price at end of period***	$26.36
NET ASSET VALUE TOTAL RETURN****	7.00%	1.71%
SHARE PRICE TOTAL RETURN****	6.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$63,147	$15,384
Ratio to average net assets of:
Expenses	0.25%	0.25	%†
Net investment income	3.79%	4.55	%†
Portfolio turnover rate ††	— (a)	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.01

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.10
Net investment income**	0.19
Net realized and unrealized loss on investments	(5.60)
Total from operations	(5.41)
Distribution to shareholders from:
Net investment income	(0.11)
Net asset value at end of period	$9.58
Share price at end of period***	$9.34
NET ASSET VALUE TOTAL RETURN****	(36.04	)%(b)
SHARE PRICE TOTAL RETURN****	(37.64	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,666
Ratio to average net assets of:
Expenses	0.25	%†
Net investment income	3.58	%†
Portfolio turnover rate ††	78%
Undistributed net investment income included in price of units issued and redeemed**#	$0.06

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than 1%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (35.74)%. The share price total return from Fund Inception to October 31, 2008 was (38.01)%.

See Notes to Financial Statements.

64

Financial Highlights (Continued)

PowerShares Autonomic Balanced NFA Global Asset Portfolio

	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.08
Net investment income**	0.20
Net realized and unrealized loss on investments	(4.96)
Total from operations	(4.76)
Distribution to shareholders from:
Net investment income	(0.12)
Net asset value at end of period	$10.20
Share price at end of period***	$10.46
NET ASSET VALUE TOTAL RETURN****	(31.74	)%(a)
SHARE PRICE TOTAL RETURN****	(30.02	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$7,142
Ratio to average net assets of:
Expenses	0.25	%†
Net investment income	3.64	%†
Portfolio turnover rate ††	67%
Undistributed net investment income included in price of units issued and redeemed**#	$0.07

PowerShares Autonomic Growth NFA Global Asset Portfolio

	For the Period May 16, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$15.12
Net investment income**	0.12
Net realized and unrealized loss on investments	(6.14)
Total from operations	(6.02)
Distribution to shareholders from:
Net investment income	(0.06)
Net asset value at end of period	$9.04
Share price at end of period***	$8.90
NET ASSET VALUE TOTAL RETURN****	(39.92	)%(b)
SHARE PRICE TOTAL RETURN****	(40.86	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$9,043
Ratio to average net assets of:
Expenses	0.25	%†
Net investment income	2.36	%†
Portfolio turnover rate ††	89%
Undistributed net investment income included in price of units issued and redeemed**#	$0.09

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (31.56)%. The share price total return from Fund Inception to October 31, 2008 was (30.94)%.

(b)  The net asset value total return from Fund Inception (May 20, 2008, first day trading on the Exchange) to October 31, 2008 was (39.44)%. The share price total return from Fund Inception to October 31, 2008 was (41.13)%.

See Notes to Financial Statements.

65

Financial Highlights (Continued)

PowerShares Emerging Markets Sovereign Debt Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.92	$25.50
Net investment income**	1.47	0.07
Net realized and unrealized gain (loss) on investments	(7.81)	0.35
Total from operations	(6.34)	0.42
Distribution to shareholders from:
Net investment income	(1.48)	—
Return of capital	(0.01)	—
Total distributions	(1.49)	—
Net asset value at end of period	$18.09	$25.92
Share price at end of period***	$16.69
NET ASSET VALUE TOTAL RETURN****	(25.83)%	1.65%
SHARE PRICE TOTAL RETURN****	(32.26)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$68,725	$15,552
Ratio to average net assets of:
Expenses	0.50%	0.50	%†
Net investment income	5.85%	4.91	%†
Portfolio turnover rate ††	48%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$0.03

PowerShares High Yield Corporate Bond Portfolio

	For the Period November 13, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.84
Net investment income**	1.78
Net realized and unrealized loss on investments	(9.04)
Total from operations	(7.26)
Distribution to shareholders from:
Net investment income	(1.85)
Net asset value at end of period	$15.73
Share price at end of period***	$16.10
NET ASSET VALUE TOTAL RETURN****	(31.14	)%(a)
SHARE PRICE TOTAL RETURN****	(29.63	)%(a)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$15,728
Ratio to average net assets of:
Expenses	0.50	%†
Net investment income	9.35	%†
Portfolio turnover rate ††	92%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.02)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  The net asset value total return from Fund Inception (November 15, 2008, first day trading on the Exchange) to October 31, 2008 was (30.64)%. The share price total return from Fund Inception to October 31, 2008 was (30.45)%.

See Notes to Financial Statements.

66

Financial Highlights (Continued)

PowerShares Insured California Municipal Bond Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.97	$24.90
Net investment income**	1.03	0.06
Net realized and unrealized gain (loss) on investments	(3.64)	0.01
Total from operations	(2.61)	0.07
Distribution to shareholders from:
Tax-exempt income	(1.10)	—
Net asset value at end of period	$21.26	$24.97
Share price at end of period***	$21.18
NET ASSET VALUE TOTAL RETURN****	(10.82)%	0.28%
SHARE PRICE TOTAL RETURN****	(11.04)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$17,011	$12,487
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35	%†
Net investment income, after Waivers	4.42%	3.90	%†
Portfolio turnover rate ††	20%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.01)	$—	(a)

PowerShares Insured National Municipal Bond Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.05	$24.92
Net investment income**	1.05	0.06
Net realized and unrealized gain (loss) on investments	(3.98)	0.07
Total from operations	(2.93)	0.13
Distribution to shareholders from:
Net investment income	— (a)	—
Tax-exempt income	(1.12)	—
Total distributions	(1.12)	—
Net asset value at end of period	$21.00	$25.05
Share price at end of period***	$21.29
NET ASSET VALUE TOTAL RETURN****	(12.13)%	0.52%
SHARE PRICE TOTAL RETURN****	(10.64)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$174,317	$12,525
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35	%†
Net investment income, after Waivers	4.55%	3.96	%†
Portfolio turnover rate ††	63%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.04)	$—	(a)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

See Notes to Financial Statements.

67

Financial Highlights (Continued)

PowerShares Insured New York Municipal Bond Portfolio

	Year Ended October 31, 2008	For the Period October 11, 2007* Through October 31, 2007
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$24.95	$24.84
Net investment income**	1.02	0.05
Net realized and unrealized gain (loss) on investments	(3.72)	0.06
Total from operations	(2.70)	0.11
Distribution to shareholders from:
Net investment income	— (a)	—
Tax-exempt income	(1.11)	—
Total distributions	(1.11)	—
Net asset value at end of period	$21.14	$24.95
Share price at end of period***	$21.27
NET ASSET VALUE TOTAL RETURN****	(11.22)%	0.44%
SHARE PRICE TOTAL RETURN****	(10.74)%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$16,908	$14,971
Ratio to average net assets of:
Expenses, after Waivers	0.28%	0.28	%†
Expenses, prior to Waivers	0.35%	0.35	%†
Net investment income, after Waivers	4.38%	3.83	%†
Portfolio turnover rate ††	34%	0%
Undistributed net investment income (loss) included in price of units issued and redeemed**#	$(0.02)	$—	(a)

PowerShares Preferred Portfolio

	For the Period January 28, 2008* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$20.06
Net investment income**	0.85
Net realized and unrealized loss on investments	(7.66)
Total from operations	(6.81)
Distribution to shareholders from:
Net investment income	(0.91)
Return of capital	(0.09)
Total distributions	(1.00)
Net asset value at end of period	$12.25
Share price at end of period***	$12.62
NET ASSET VALUE TOTAL RETURN****	(35.04	)%(b)
SHARE PRICE TOTAL RETURN****	(33.14	)%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$191,171
Ratio to average net assets of:
Expenses	0.50	%†
Net investment income	7.74	%†
Portfolio turnover rate ††	52%
Undistributed net investment income included in price of units issued and redeemed**#	$0.03

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (January 31, 2008, first day trading on the Exchange) to October 31, 2008 was (35.65)%. The share price total return from Fund Inception to October 31, 2008 was (34.67)%.

See Notes to Financial Statements.

68

Financial Highlights (Continued)

PowerShares VRDO Tax Free Weekly Portfolio

	For the Period November 14, 2007* Through October 31, 2008
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period	$25.03
Net investment income**	0.84
Net realized and unrealized loss on investments	(0.02)
Total from operations	0.82
Distribution to shareholders from:
Net investment income	—	(a)
Tax-exempt income	(0.82)
Total distributions	(0.82)
Net asset value at end of period	$25.03
Share price at end of period***	$25.05
NET ASSET VALUE TOTAL RETURN****	3.33	%(b)
SHARE PRICE TOTAL RETURN****	3.40	%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted)	$142,670
Ratio to average net assets of:
Expenses	0.25	%†
Net investment income	3.71	%†
Portfolio turnover rate ††	0%
Undistributed net investment loss included in price of units issued and redeemed**#	$(0.05)

*  Commencement of Investment Operations.

**  Based on average shares outstanding.

***  The mean between the last bid and ask prices.

****  Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period, and sale at the share price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.

†  Annualized.

††  Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

#  The per share amount of equalization is presented to show the impact of equalization on distributable earnings per share. In prior periods, this amount has been included in the "Per Share Operating Performance" below the "Total from operations," with an offsetting amount included in "Net realized and unrealized gain (loss) on investments". The Fund's use of equalization does not affect net asset value per share, total return or the ratios of average net assets and the presentation has been revised accordingly.

(a)  Amount represents less than $0.005.

(b)  The net asset value total return from Fund Inception (November 15, 2007, first day trading on the Exchange) to October 31, 2008 was 3.33%. The share price total return from Fund Inception to October 31, 2008 was 3.40%.

See Notes to Financial Statements.

69

Notes to Financial Statements

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Note 1. Organization

PowerShares Exchange-Traded Fund Trust II (the "Trust") was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As of period end, the Trust offered thirty-eight portfolios. This report includes the following portfolios:

Full Name	Short Name
PowerShares 1-30 Laddered Treasury Portfolio	"1-30 Laddered Treasury Portfolio"

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio	"Autonomic Balanced Growth NFA Global Asset Portfolio"

PowerShares Autonomic Balanced NFA Global Asset Portfolio	"Autonomic Balanced NFA Global Asset Portfolio"

PowerShares Autonomic Growth NFA Global Asset Portfolio	"Autonomic Growth NFA Global Asset Portfolio"

PowerShares Emerging Markets Sovereign Debt Portfolio	"Emerging Markets Sovereign Debt Portfolio"

PowerShares High Yield Corporate Bond Portfolio	"High Yield Corporate Bond Portfolio"

PowerShares Insured California Municipal Bond Portfolio	"Insured California Municipal Bond Portfolio"

PowerShares Insured National Municipal Bond Portfolio	"Insured National Municipal Bond Portfolio"

PowerShares Insured New York Municipal Bond Portfolio	"Insured New York Municipal Bond Portfolio"

PowerShares Preferred Portfolio	"Preferred Portfolio"

PowerShares VRDO Tax-Free Weekly Portfolio	"VRDO Tax-Free Weekly Portfolio"

Each portfolio (the "Fund" or collectively the "Funds") represents a separate series of the Trust. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund's Shares are listed and traded on the New York Stock Exchange Arca, Inc.

The Funds' market prices may differ to some degree from the net asset value of the Shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at net asset value, only in a large specified number of Shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Shares are not individually redeemable securities of the Funds. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:

Fund	Index
1-30 Laddered Treasury Portfolio	Ryan/Mergent 1-30 Year Treasury Laddered Index

Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced Growth IndexTM

Autonomic Balanced NFA Global Asset Portfolio	New Frontier Global Dynamic Balanced IndexTM

Autonomic Growth NFA Global Asset Portfolio	New Frontier Global Dynamic Growth IndexTM

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Emerging Market U.S. Dollar Balanced Liquid Index

70

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Fund	Index
High Yield Corporate Bond Portfolio	Wachovia High Yield Bond Index

Insured California Municipal Bond Portfolio	Merrill Lynch California Insured Long-Term Core Municipal Securities Index

Insured National Municipal Bond Portfolio	Merrill Lynch National Insured Long-Term Core Municipal Securities Index

Insured New York Municipal Bond Portfolio	Merrill Lynch New York Insured Long-Term Core Municipal Securities Index

Preferred Portfolio	Merrill Lynch Fixed Rate Preferred Securities Index

VRDO Tax-Free Weekly Portfolio	Thomson Municipal Market Data VRDO Index

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates.

A. Security Valuation

Securities, including restricted securities, are valued according to the following policies.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. Listed options, if no closing price is available, are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices.
Investments in open-end registered investment companies not traded on an exchange are valued at the end of day net asset value per share.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources.

71

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B. Other Risks

The Funds may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund's overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.

Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities; conditions in those sectors can affect the overall municipal securities market and the Fund. The Funds that invest primarily in one state will have greater exposure to adverse economic and political changes in that state.

Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. High yield bonds may involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claim.

With respect to Insured California Municipal Bond Portfolio, Insured National Municipal Bond Portfolio, Insured New York Municipal Bond Portfolio and VRDO Tax-Free Weekly Portfolio, the Adviser will use a "sampling" methodology in seeking to achieve the Fund's investment objective. Sampling involves the use of quantitative analysis to select securities from the Underlying Index to obtain a representative sample of municipal securities that have in the aggregate investment characteristics similar to the Underlying Index based on such factors as duration, maturity, credit quality, yield and coupon. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index but reserves the right to hold as many securities as it believes necessary to achieve the Fund's investment objective. Such Fund's use of a representative sampling approach will result in its holding a smaller number of bonds than are in the Fund's underlying Index. As a result, an adverse development respecting an issuer of bonds held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the bonds in the Fund's underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Certain Funds invest in underlying ETFs. Investment in the underlying ETFs may subject the Fund to non-correlation and replication management risks.

72

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

C. Federal Income Taxes

Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund's taxable earnings to its shareholders. As such, the Funds will not be subject to Federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is included.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales, and Passive Foreign Investment Company investments.

The Funds file tax returns in the United States Federal jurisdiction and certain other jurisdictions. Generally a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

D. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date net of foreign taxes withheld, if any. Interest income is recorded on the accrual basis. Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the specific identified cost basis. Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Corporate actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-dividend date. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

E. Expenses

Each Fund has agreed to pay an annual unitary management fee to Invesco PowerShares Capital Management LLC (the "Adviser"). The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees and distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses.

F. Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, to its shareholders monthly and distributes net realized taxable capital gains, if any, generally annually in cash. Such distributions on a tax basis are determined in conformity with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund's financial statements as a tax return of capital at fiscal period end.

G. Equalization

All Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholder's per share equity in undistributed net investment income from being affected by

73

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

the continuous sales and redemptions of capital shares. Equalization is calculated on a per share basis whereby a portion of the proceeds from the sales and cost of repurchases of capital shares is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income included in the price of capital shares issued or redeemed. The distributions to shareholders of amounts so applied may be deemed to be a return of capital for tax purposes to the extent that such distributions exceed taxable income.

Note 3. Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser under which the Adviser has overall responsibility as the Funds' investment adviser for the selection and ongoing monitoring of the Funds' investments, managing the Funds' business affairs and providing certain clerical, bookkeeping and other administrative services. As compensation for its services, each Fund has agreed to pay the Adviser an annual unitary management fee. The Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest and other extraordinary expenses. The unitary management fee is paid by each Fund to the Adviser at the following annual rates:

	% of Average Daily Net Assets
1-30 Laddered Treasury Portfolio	.25%
Autonomic Balanced Growth NFA Global Asset Portfolio	.25	%*
Autonomic Balanced NFA Global Asset Portfolio	.25	%*
Autonomic Growth NFA Global Asset Portfolio	.25	%*
Emerging Markets Sovereign Debt Portfolio	.50%
High Yield Corporate Bond Portfolio	.50%
Insured California Municipal Bond Portfolio	.35	%**
Insured National Municipal Bond Portfolio	.35	%**
Insured New York Municipal Bond Portfolio	.35	%**
Preferred Portfolio	.50%
VRDO Tax-Free Weekly Portfolio	.25%

* The Fund indirectly bears the management fee of the underlying ETFs in which it invests. The Adviser serves as the investment adviser to some of the underlying ETFs. By virtue of the Fund's investments in the underlying ETFs, the management fee received by the Adviser will increase.

** The Adviser has agreed to waive a portion of its unitary management fee. After giving effect to such waiver, the Fund's net unitary management fee is 0.28%. The Adviser may amend or terminate this agreement at any time.

The Trust has entered into a Distribution Agreement with Invesco Aim Distributors, Inc. (the "Distributor"), which serves as the Distributor of Creation Units for each Fund. The Distributor does not maintain a

74

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

secondary market in Shares. The Distributor has entered into a Marketing Agreement with DB Commodity Services LLC and Deutsche Bank AG, London Branch (collectively, "Deutsche Bank") to assist in marketing activities with respect to the PowerShares DB exchange traded funds in which the Autonomic Balanced Growth NFA Global Asset Portfolio, Autonomic Balanced NFA Global Asset Portfolio, and Autonomic Growth NFA Global Asset Portfolio invest. The Distributor receives a fee from Deutsche Bank for these services.

The Adviser has entered into a licensing agreement for each Fund with the following Licensor:

Fund	Licensor
1-30 Laddered Treasury Portfolio	Mergent, Inc.

Autonomic Balanced Growth NFA Global Asset Portfolio	New Frontier Management LLC

Autonomic Balanced NFA Global Asset Portfolio	New Frontier Management LLC

Autonomic Growth NFA Global Asset Portfolio	New Frontier Management LLC

Emerging Markets Sovereign Debt Portfolio	Deutsche Bank Securities, Inc.

High Yield Corporate Bond Portfolio	Wachovia Corporation

Insured California Municipal Bond Portfolio	Merrill Lynch

Insured National Municipal Bond Portfolio	Merrill Lynch

Insured New York Municipal Bond Portfolio	Merrill Lynch

Preferred Portfolio	Merrill Lynch

VRDO Tax-Free Weekly Portfolio	Thomson Financial LLC

The Index name trademarks are owned by the respective Licensor. These trademarks have been licensed to the Adviser for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in any of these Funds. The Trust has entered into a sub-licensing agreement under which the Adviser is required to pay the licensing fees on behalf of the Funds.

The Trust has entered into service agreements whereby The Bank of New York Mellon (formerly The Bank of New York), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accounting and transfer agent for each Fund.

The custodian has agreed to provide overdraft protection to the Funds according to the terms of the service agreement.

75

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Note 4. Investments in Affiliates

The Funds and other PowerShares exchange traded funds have the same investment adviser and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated exchange traded funds for the period ended October 31, 2008.

PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio
	Value 5/16/08*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 10/31/08	Dividend Income	Realized Gain (Loss)
PowerShares 1-30 Laddered Treasury Portfolio	$—	$461,120	$(271,578)	$7,315	$196,857	$4,653	$3,742
PowerShares Dynamic Large Cap Growth Portfolio	—	754,253	(32,194)	(148,720)	573,339	254	(3,260)
PowerShares Dynamic Large Cap Portfolio	—	1,008,497	(424,091)	(237,204)	347,202	4,897	(128,380)
PowerShares Dynamic Large Cap Value Portfolio	—	821,827	(11,394)	(126,599)	683,834	4,295	(2,181)
PowerShares Dynamic Mid Cap Growth Portfolio	—	533,432	(15,603)	(171,383)	346,446	—	(3,421)
PowerShares Dynamic Mid Cap Portfolio	—	120,499	(36,537)	(25,778)	58,184	—	(10,671)
PowerShares Dynamic Mid Cap Value Portfolio	—	370,605	(75,522)	(92,066)	203,017	1,930	(17,445)
PowerShares Dynamic Small Cap Growth Portfolio	—	345,474	(14,339)	(73,229)	257,906	—	(1,311)
PowerShares Dynamic Small Cap Value Portfolio	—	450,398	(21,470)	(112,692)	316,236	1,196	(2,787)
PowerShares Emerging Markets Sovereign Debt Portfolio Portfolio	—	584,665	(7,422)	(142,503)	434,740	5,955	(1,102)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—	473,554	(63,554)	(177,292)	232,708	4,330	(28,482)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	452,125	(6,463)	(135,899)	309,763	—	(1,143)
PowerShares FTSE RAFI Japan Portfolio	—	195,205	(131,284)	(24,962)	38,959	224	(24,054)
PowerShares Zacks Micro Cap Portfolio	—	164,441	(2,390)	(42,891)	119,160	825	(320)
Total Investments in Affiliates	—	6,736,095	(1,113,841)	(1,503,903)	4,118,351	28,559	(220,815)
PowerShares Autonomic Balanced NFA Global Asset Portfolio
	Value 5/16/08*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 10/31/08	Dividend Income	Realized Gain (Loss)
PowerShares 1-30 Laddered Treasury Portfolio	—	502,893	(44,647)	4,398	462,644	4,790	943
PowerShares Dynamic Large Cap Growth Portfolio	—	579,359	(83,599)	(120,672)	375,088	213	(5,891)
PowerShares Dynamic Large Cap Portfolio	—	503,419	(68,750)	(109,283)	325,386	2,260	(13,956)
PowerShares Dynamic Large Cap Value Portfolio	—	687,101	(67,686)	(104,087)	515,328	3,182	(11,680)

76

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

	Value 5/16/08*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 10/31/08	Dividend Income	Realized Gain (Loss)
PowerShares Dynamic Mid Cap Growth Portfolio	$—	$430,847	$(13,096)	$(127,350)	$290,401	$—	$(2,573)
PowerShares Dynamic Mid Cap Value Portfolio	—	279,118	(3,882)	(84,817)	190,419	1,449	(918)
PowerShares Dynamic Small Cap Growth Portfolio	—	244,263	(10,299)	(46,734)	187,230	—	(938)
PowerShares Dynamic Small Cap Value Portfolio	—	361,567	(8,596)	(88,545)	264,426	894	(2,035)
PowerShares Emerging Markets Sovereign Debt Portfolio Portfolio	—	637,380	(7,796)	(155,835)	473,749	6,463	(1,019)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—	352,529	(20,673)	(138,388)	193,468	3,058	(11,879)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	327,083	(13,350)	(96,010)	217,723	—	(3,306)
PowerShares Zacks Micro Cap Portfolio	—	127,103	(1,315)	(31,856)	93,932	569	(187)
Total Investments in Affiliates	—	5,032,662	(343,689)	(1,099,179)	3,589,794	22,878	(53,439)
PowerShares Autonomic Growth NFA Global Asset Portfolio
	Value 5/16/08*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 10/31/08	Dividend Income	Realized Gain (Loss)
PowerShares 1-30 Laddered Treasury Portfolio	—	178,299	(168,003)	6,653	16,949	1,409	6,364
PowerShares Dynamic Large Cap Growth Portfolio	—	1,120,705	(72,965)	(168,980)	878,760	198	(6,197)
PowerShares Dynamic Large Cap Portfolio	—	1,871,659	(1,036,491)	(427,106)	408,062	6,976	(320,159)
PowerShares Dynamic Large Cap Value Portfolio	—	1,187,793	(16,745)	(143,202)	1,027,846	4,330	(3,035)
PowerShares Dynamic Mid Cap Growth Portfolio	—	667,651	(46,785)	(213,701)	407,165	—	(9,065)
PowerShares Dynamic Mid Cap Portfolio	—	440,418	(106,530)	(96,564)	237,324	182	(28,742)
PowerShares Dynamic Mid Cap Value Portfolio	—	389,902	(119,039)	(89,816)	181,047	1,697	(22,875)
PowerShares Dynamic Small Cap Growth Portfolio	—	491,321	(6,438)	(119,544)	365,339	—	(1,190)
PowerShares Dynamic Small Cap Value Portfolio	—	561,487	(12,272)	(131,781)	417,434	1,148	(1,387)
PowerShares Emerging Markets Sovereign Debt Portfolio Portfolio	—	454,262	(7,385)	(100,875)	346,002	4,430	(913)
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio	—	734,389	(175,986)	(263,395)	295,008	6,054	(72,850)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	—	795,082	(12,029)	(164,321)	618,732	—	(2,672)

77

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

	Value 5/16/08*	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Value 10/31/08	Dividend Income	Realized Gain (Loss)
PowerShares FTSE RAFI Japan Portfolio	$—	$340,593	$(207,282)	$(40,141)	$93,170	$322	$(37,972)
PowerShares Zacks Micro Cap Portfolio	—	221,518	(3,793)	(59,947)	157,778	931	(520)
Total Investments in Affiliates	—	9,455,079	(1,991,743)	(2,012,720)	5,450,616	27,677	(501,213)

* Commencement of Investment Operations.

Note 5. Federal Income Taxes

At October 31, 2008, costs of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

1-30 Laddered Treasury Portfolio	$63,568,581
Autonomic Balanced Growth NFA Global Asset Portfolio	9,985,663
Autonomic Balanced NFA Global Asset Portfolio	9,081,793
Autonomic Growth NFA Global Asset Portfolio	12,130,831
Emerging Markets Sovereign Debt Portfolio	95,115,425
High Yield Corporate Bond Portfolio	19,589,597
Insured California Municipal Bond Portfolio	17,694,851
Insured National Municipal Bond Portfolio	191,960,109
Insured New York Municipal Bond Portfolio	17,869,580
Preferred Portfolio	216,357,059
VRDO Tax-Free Weekly Portfolio	139,975,048

At October 31, 2008, the components of accumulated earnings/loss on a tax basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Losses	Unrealized Appreciation/ Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Accumulated Earnings/Loss
1-30 Laddered Treasury Portfolio	$—	$(840)	$(753,586)	$371,404	$(1,124,990)	$(754,426)
Autonomic Balanced Growth NFA Global Asset Portfolio	38,336	(1,332,657)	(2,242,655)	5,980	(2,248,635)	(3,536,976)
Autonomic Balanced NFA Global Asset Portfolio	36,434	(901,844)	(1,867,772)	9,035	(1,876,807)	(2,733,182)
Autonomic Growth NFA Global Asset Portfolio	36,142	(1,748,587)	(2,991,777)	3,327	(2,995,104)	(4,704,222)
Emerging Markets Sovereign Debt Portfolio	—	(531,185)	(27,552,869)	—	(27,552,869)	(28,084,054)
High Yield Corporate Bond Portfolio	34,072	(873,660)	(5,395,820)	—	(5,395,820)	(6,235,408)
Insured California Municipal Bond Portfolio	6,495	(108,177)	(2,135,714)	—	(2,135,714)	(2,237,396)
Insured National Municipal Bond Portfolio	21,340	(2,588,810)	(16,641,042)	833,325	(17,474,367)	(19,208,512)
Insured New York Municipal Bond Portfolio	3,648	(141,166)	(1,893,963)	37,576	(1,931,539)	(2,031,481)
Preferred Portfolio	—	(22,533,360)	(25,177,928)	1,195,346	(26,373,274)	(47,711,288)
VRDO Tax-Free Weekly Portfolio	134,108	—	6,800	6,800	—	140,908

78

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Distributions to Shareholders:

The tax character of distributions paid was as follows:

	Period ended October 31, 2008	Period ended October 31, 2007
	Distributions paid from Ordinary Income	Distributions paid from Ordinary Income
1-30 Laddered Treasury Portfolio	$1,343,748	$—
Autonomic Balanced Growth NFA Global Asset Portfolio	72,038	—
Autonomic Balanced NFA Global Asset Portfolio	68,738	—
Autonomic Growth NFA Global Asset Portfolio	48,152	—
Emerging Markets Sovereign Debt Portfolio	4,580,181	—
High Yield Corporate Bond Portfolio	827,498	—
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	862	—
Insured New York Municipal Bond Portfolio	18	—
Preferred Portfolio	5,252,766	—
VRDO Tax-Free Weekly Portfolio	4,330
	Period ended October 31, 2008	Period ended October 31, 2007
	Distributions paid from Return of Capital	Distributions paid from Return of Capital
1-30 Laddered Treasury Portfolio	$16,946	$—
Autonomic Balanced Growth NFA Global Asset Portfolio	—	—
Autonomic Balanced NFA Global Asset Portfolio	—	—
Autonomic Growth NFA Global Asset Portfolio	—	—
Emerging Markets Sovereign Debt Portfolio	16,897	—
High Yield Corporate Bond Portfolio	—	—
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
Preferred Portfolio	537,269	—
VRDO Tax-Free Weekly Portfolio	—	—
	Period ended October 31, 2008	Period ended October 31, 2007
	Distributions paid from Tax-Exempt Income	Distributions paid from Tax-Exempt Income
1-30 Laddered Treasury Portfolio	$—	$—
Autonomic Balanced Growth NFA Global Asset Portfolio	—	—
Autonomic Balanced NFA Global Asset Portfolio	—	—
Autonomic Growth NFA Global Asset Portfolio	—	—
Emerging Markets Sovereign Debt Portfolio	—	—
High Yield Corporate Bond Portfolio	—	—
Insured California Municipal Bond Portfolio	632,660	—
Insured National Municipal Bond Portfolio	4,429,286	—
Insured New York Municipal Bond Portfolio	638,609	—
Preferred Portfolio	—	—
VRDO Tax-Free Weekly Portfolio	2,207,453	—

79

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

At October 31, 2008, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. The use of some portion of the capital loss carryforwards by any one Fund may be limited by Federal tax rules. These rules limit the use of the carryforwards when there has been a greater than fifty percent change in ownership of a Fund.

Year of Expiration
2016
1-30 Laddered Treasury Portfolio	$840
Autonomic Balanced Growth NFA Global Asset Portfolio	1,332,657
Autonomic Balanced NFA Global Asset Portfolio	901,844
Autonomic Growth NFA Global Asset Portfolio	1,748,587
Emerging Markets Sovereign Debt Portfolio	531,185
High Yield Corporate Bond Portfolio	873,660
Insured California Municipal Bond Portfolio	108,177
Insured National Municipal Bond Portfolio	2,588,810
Insured New York Municipal Bond Portfolio	141,166
Preferred Portfolio	22,533,360
VRDO Tax-Free Weekly Portfolio	—

In order to present shares of beneficial interest and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to shares of beneficial interest, undistributed net investment income or loss and net realized gains or losses on investments. These differences are primarily due to redemptions in-kind, investments in partnerships, wash sales, book equalization, and net operating losses, if any. These adjustments have no effect on net assets. For the year ended October 31, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized (Gain) Loss	Shares of Beneficial Interest
1-30 Laddered Treasury Portfolio	$63,616	$(391,538)	$327,922
Autonomic Balanced Growth NFA Global Asset Portfolio	(36,387)	—	36,387
Autonomic Balanced NFA Global Asset Portfolio	(33,964)	—	33,964
Autonomic Growth NFA Global Asset Portfolio	(60,513)	—	60,513
Emerging Markets Sovereign Debt Portfolio	124,878	4,350,038	(4,474,916)
High Yield Corporate Bond Portfolio	11,171	—	(11,171)
Insured California Municipal Bond Portfolio	2,872	—	(2,872)
Insured National Municipal Bond Portfolio	180,676	—	(180,676)
Insured New York Municipal Bond Portfolio	14,181	—	(14,181)
Preferred Portfolio	281,080	(392,404)	111,324
VRDO Tax-Free Weekly Portfolio	126,833	—	(126,833)

80

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

Note 6. Investment Transactions

For the period ended October 31, 2008, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, money market funds and in-kind transactions, were as follows:

	Purchases	Sales
Autonomic Balanced Growth NFA Global Asset Portfolio	$6,979,860	$5,371,267
Autonomic Balanced NFA Global Asset Portfolio	6,346,267	4,399,917
Autonomic Growth NFA Global Asset Portfolio	9,835,940	7,424,712
Emerging Markets Sovereign Debt Portfolio	35,974,229	34,907,857
High Yield Corporate Bond Portfolio	27,163,900	8,887,689
Insured California Municipal Bond Portfolio	8,306,045	2,791,702
Insured National Municipal Bond Portfolio	242,708,217	60,414,430
Insured New York Municipal Bond Portfolio	7,900,894	4,761,907
Preferred Portfolio	70,530,611	48,894,959
VRDO Tax-Free Weekly Portfolio	—	—

For the period ended October 31, 2008, the cost of securities purchased and the proceeds from sales of U.S. government securities for the 1-30 Laddered Treasury Portfolio amounted to $131,059 and $129,539, respectively.

For the period ended October 31, 2008 in-kind transactions associated with creations and redemptions were as follows:

	Securities Received	Securities Delivered
1-30 Laddered Treasury Portfolio	$53,519,678	$6,339,411
Autonomic Balanced Growth NFA Global Asset Portfolio	9,672,699	—
Autonomic Balanced NFA Global Asset Portfolio	7,991,524	—
Autonomic Growth NFA Global Asset Portfolio	11,429,277	—
Emerging Markets Sovereign Debt Portfolio	114,366,194	30,087,859
High Yield Corporate Bond Portfolio	2,143,064	—
Insured California Municipal Bond Portfolio	—	—
Insured National Municipal Bond Portfolio	—	—
Insured New York Municipal Bond Portfolio	—	—
Preferred Portfolio	243,199,448	26,337,085
VRDO Tax-Free Weekly Portfolio	—	—

Gains and losses on in-kind transactions are generally not considered taxable for Federal income tax purposes.

Note 7. Trustees' Fees

The Funds compensate each Trustee who is not an employee of the Adviser or its affiliates. The Adviser, as a result of the unitary advisory fee, pays for such compensation. The "Interested" Trustee of the Trust does not receive any Trustees' fees.

81

Notes to Financial Statements (Continued)

PowerShares Exchange-Traded Fund Trust II

October 31, 2008

The Trust has adopted a deferred compensation plan (the "Plan"). Under the Plan, a Trustee who is not an "interested person" (as defined in the 1940 Act (an "Independent Trustee") and has executed a Deferred Fee Agreement (a "Participating Trustee") may defer receipt of all or a portion of his compensation ("Deferral Fees"). Such Deferral Fees are deemed to be invested in selected PowerShares Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the shares selected, and the value decreases with distributions or with declines in the value of the shares selected.

Note 8. Capital

Shares are created and redeemed by the Trust only in Creation Unit size aggregations of 100,000 (200,000 for 1-30 Laddered Treasury Portfolio and Emerging Markets Sovereign Debt Portfolio). Only Authorized Participants are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of each Fund of the Trust on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

Note 9. Indemnifications

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between the Independent Trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

82

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of PowerShares Exchange-Traded Fund Trust II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios indicated in Note 1 of the financial statements (each a portfolio of PowerShares Exchange-Traded Fund Trust II, hereafter referred to as the "Trust") at October 31, 2008, and the results of each of their operations, the changes in each of their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 30, 2008

83

Supplemental Information (Unaudited)

Federal Income Tax Information

The percentages of investment income (dividend income plus short-term gains, if any) qualify as follows:

	Tax exempt income	Qualified dividend income	Dividends-received deduction
1-30 Laddered Treasury Portfolio	0%	0%	0%
Autonomic Balanced Growth NFA Global Asset Portfolio	0%	0%	0%
Autonomic Balanced NFA Global Asset Portfolio	0%	0%	0%
Autonomic Growth NFA Global Asset Portfolio	0%	0%	0%
Emerging Markets Sovereign Debt Portfolio	0%	0%	0%
High Yield Corporate Bond Portfolio	0%	0%	0%
Insured California Municipal Bond Portfolio	100%	0%	0%
Insured National Municipal Bond Portfolio	100%	0%	0%
Insured New York Municipal Bond Portfolio	100%	0%	0%
Preferred Portfolio	0%	0%	0%
VRDO Tax-Free Weekly Portfolio	100%	0%	0%

84

Supplemental Information (Continued)

Trustees and Officers

The Independent Trustee, the Trustee who is affiliated with the Adviser ("Management Trustee") and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and the other directorships, if any, held by a Trustee, are shown below.

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
Ronn R. Bagge 50 YQA Capital Management, LLC 1755 S. Naperville Road Suite 100 Wheaton, IL 60187	Trustee	Since 2007	YQA Capital Management LLC (July 1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	118	None

Marc M. Kole 48 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Vice President of Finance and Accounting, Hope Network (social services) (November 2008-Present; formerly Assistant Vice President and Controller, Priority Health (health insurance) (September 2005-April 2008); Senior Vice President of Finance, United Healthcare (health insurance) (July 2004-July 2005); formerly Senior Vice President of Finance, Oxford Health Plans (June 2000-July 2004)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

**  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

85

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustees	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustees	Other Directorships Held by Trustees
D. Mark McMillan 45 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Partner, Bell, Boyd & Lloyd LLP (1989-Present)	118	None

Philip M. Nussbaum 46 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman, Performance Trust Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (November 2004-Present); formerly Managing Director, Communication Institute (May 2002-August 2003); formerly Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (March 1994-1999)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

**  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

86

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Independent Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships Held by Trustee
Donald H. Wilson 48 c/o Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	President, Chief Operating Officer and Chief Financial Officer, AMCORE Financial, Inc. (bank holding company) (August 2007- Present), formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (February 2006- August 2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (May 1995-February 2006)	118	None

  *  This is the date the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

**  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

87

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Management Trustee	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex*** Overseen by Trustee	Other Directorships Held by Trustee
H. Bruce Bond** 45 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chairman of the Board, Trustee and Chief Executive Officer	Since 2006	Managing Director, Invesco PowerShares Capital Management LLC (August 2002-Present); formerly Manager, Nuveen Investments (April 1998- August 2002)	118	None

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at 800.337.4246.

  *  This is the date the Management Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

  **  "Interested person" as defined in Section 2(a)(19) of the 1940 Act.

***  Fund Complex includes all open-end funds (including all of their portfolios) advised by the Adviser. At October 31, 2008, the Fund Complex consists of the Trust's 38 portfolios and three other exchange-traded fund trusts with 80 portfolios advised by the Adviser.

88

Supplemental Information (Continued)

Trustees and Officers (Continued)

Name, Address and Age of Officers	Position(s) with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Bruce T. Duncan 54 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer Since 2007 Secretary Since 2008	Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (September 2005-Present); Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Kevin R. Gustafson 42 Invesco PowerShares Capital Management LLC 301 W. Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007	General Counsel, Invesco PowerShares Capital Management LLC (September 2004-Present); Chief Compliance Officer, Invesco PowerShares Capital Management LLC (September 2004-April 2008); Attorney, Nyberg & Gustafson (2001-2004); Attorney, Burke, Warren, McKay & Serritella, P.C. (1997-2000)

  *  This is the period for which the officers began serving the Trust. Each officer serves until his successor is elected.

89

Board Considerations Regarding Approval of Investment Advisory Agreement

At a meeting held on October 2, 2007, the Board of Trustees of the PowerShares Exchange-Traded Fund Trust II (the "Trust"), including the Independent Trustees, approved the Investment Advisory Agreement between Invesco PowerShares Capital Management LLC (the "Adviser") and the Trust for the following 3 additional series (the "Funds"):

  PowerShares Autonomic Growth NFA Global Asset Portfolio

  PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio

  PowerShares Autonomic Balanced NFA Global Asset Portfolio

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) since Fund performance was not available, the correlation and tracking error between the indices tracked by other exchange-traded funds ("ETFs") for which the Adviser serves as such and those funds' performance, (iii) the costs of services to be provided and estimated profits to be realized by the Adviser, (iv) the extent to which economies of scale may be realized as the Funds grow, (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (vi) comparisons of services rendered and amounts paid to other registered investment companies and (vii) any benefits to be realized by the Adviser from its relationship with the Funds. Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser's services, the Trustees reviewed information concerning the functions to be performed by the Adviser, information describing the Adviser's current organization and projected staffing, and the background and experience of the persons responsible for the day-to-day management of the Funds, and considered the quality of services provided by the Adviser to other ETFs. The Trustees reviewed matters related to the Adviser's portfolio transaction policies and procedures. The Trustees reviewed reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds' administrator, custodian and transfer agent. They noted the significant amount of time and effort that had been devoted to this oversight function for the other ETFs and that was expected to be provided for the Funds.

Based on their review, the Trustees concluded that the nature and extent of services to be provided by the Adviser to each Fund were appropriate and that the quality was expected to be good.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund's expected total expense ratio and proposed advisory fee, as compared to information prepared by Lipper Inc., an independent source, on expense ratios and advisory fees of a broad universe of ETFs and other index funds. The Adviser supplemented the information prepared by Lipper Inc. with data it compiled on expense ratios and advisory fees of newer ETFs that recently commenced operations. The Trustees also considered data from an August 2007 report by Morgan Stanley, Inc. showing average expense ratios for various types of ETFs and open-end funds, including index funds. The Trustees noted that the annual advisory fee to be charged to the Funds was a

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Board Considerations Regarding Approval of Investment Advisory Agreement (Continued)

unitary fee, and that the Adviser agreed to pay all expenses of the Funds except brokerage commissions and other trading expenses, taxes and extraordinary expenses. The Trustees noted that the advisory fees were generally at the higher end of the ETF universe, but were generally lower than fees for open-end (non-ETF) funds and closed-end funds, and were reasonable because of the complexity of the indices, which generally require more frequent rebalancing of the portfolios, the distinguishing factors of the Funds, and the higher administrative, operational and management oversight costs for the Adviser. The Trustees also noted that higher trading and custody costs for certain jurisdictions and higher license fees payable out of the unitary fee may contribute to a higher advisory fee. The Board noted that the Adviser represented that the advisory fees were competitive with those of their ETF peers. The Board concluded that the advisory fee and expected total expense ratio for each Fund are reasonable and appropriate in amount in light of the quality of services expected to be provided.

In conjunction with their review of fees, the Trustees also considered information provided by the Adviser on the revenues received by the Adviser as investment adviser to the other ETFs, as well as the fees waived and expenses reimbursed by the Adviser for those ETFs. The Trustees reviewed information provided by the Adviser on its profitability as well as any profits realized by the Adviser from its relationship to those ETFs. The Trustees noted the Adviser's statement that its costs of managing those ETFs generally exceeded the amount payable as management fees under the investment advisory agreement for those funds. The Trustees concluded that the estimated profits to be realized by the Adviser with respect to each Fund appeared to be reasonable in comparison with the costs of providing investment advisory services to the Fund.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale are realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that certain fixed costs associated with the management of the Funds can be reduced on a per-Fund basis, and that although such economies would be enjoyed by the Adviser, a unitary fee provides certainty in expenses for the Funds. The Trustees considered whether the advisory fee rate for each Fund is reasonable in relation to the projected asset size of each Fund, and concluded that the flat advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Funds, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Investment Advisory Agreement for each Fund listed above. No single factor was determinative in the Board's analysis.

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PROXY VOTING POLICIES AND PROCEDURES

A description of the Funds' proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission's ("Commission") website at www.sec.gov.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust's Form N-PX on the Commission's website at www.sec.gov.

QUARTERLY PORTFOLIOS

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the Commission's website at www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

There are risks involved in investing in Exchange Traded Funds ("ETFs"), including possible loss of money. Investing in securities of small and medium sized companies involves greater risk than is customarily associated with investing in more established companies, and investments in concentrated industry sectors involve greater risks than investments that are more diversified. Index-based ETFs are not actively managed. Actively managed ETFs do not necessarily seek to replicate the performance of a specific index. Both index-based and actively managed ETFs are subject to risks similar to stocks, including those related to short selling and margin maintenance. PowerShares ETFs are not FDIC insured, may lose value and have no bank guarantee. PowerShares is a registered trademark of Invesco PowerShares Capital Management LLC. Past performance is not a guarantee of future results.

Invesco Aim Distributors, Inc. is the distributor of the PowerShares Exchange-Traded Fund Trust II.

An investor should consider each ETF's investment objective, risks, charges and expenses carefully before investing. For more complete information about PowerShares ETFs call Invesco Aim Distributors, Inc. at (800) 337-4246 or visit invescopowershares.com for a prospectus. Please read the prospectus carefully before investing.

301 West Roosevelt Road
Wheaton, IL 60187

800.983.0903
www.invescopowershares.com

© 2008 Invesco PowerShares Capital Management LLC  P-PS-AR-9

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.  This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has three “audit committee financial experts” serving on its audit committee: Mr. Philip M. Nussbaum, Mr. Marc M. Kole, and Mr. Donald H. Wilson. Each of these audit committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.”   Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation.   Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a)                               Audit Fees.  The aggregate fees billed for the Registrant’s fiscal years ended October 31, 2008 and October 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal periods were $602,000 and $266,000, respectively.

(b)                               Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal years ended October 31, 2008 and October 31, 2007 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $25,000 and $7,500, respectively. These fees related to reviews of the Registrant’s Registration Statements.

(c)                                Tax Fees.  The aggregate fees billed for the Registrant’s fiscal years ended October 31, 2008 and October 31, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $252,750 and $130,150, respectively.

(d)                               All Other Fees.  All other aggregate fees billed for the Registrant’s fiscal periods ended October 31, 2008 and October 31, 2007 were $0 and $0, respectively.

(e)                                Audit Committee Pre-Approval Policies and Procedures.  In accordance with Rule 2-01(c)(7), the Audit Committee pre-approves the engagement of the auditor, including the fees to be paid to the auditor, to provide any audit or non-audit services to the Registrant and any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides on-going services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Chairman of the Audit Committee may pre-approve certain services to be provided by the auditor to the Registrant. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting. All of the services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c)(7) of Rule 2-01 of Regulation S-X, except for the $7,500 in audit-related fees billed in the fiscal year ended October 31, 2007, which was ratified by the Audit Committee following the rendering of such services.

No services described in paragraphs (b) and (c) above were approved by the Audit Committee in accordance with paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(g)                                 Aggregate fees billed to the Registrant for non-audit services for the years ended October 31, 2008 and October 31, 2007 were $277,750 and $137,650, respectively.  The aggregate fees billed by the auditor for non-audit services rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal years ended October 31, 2008 and October 31, 2007, respectively.

(h)                                 There were no non-audit services rendered to the Registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provide on-going services to the Registrant.

PwC advised the Registrant’s Audit Committee that PwC had identified two matters that required further consideration under the SEC’s auditor independence rules.

First, PwC was engaged to perform services to an affiliate of the Registrant’s investment adviser, including (a) consulting with respect to the acquisition by the affiliate of certain assets from a third party; and (b) providing expert testimony in connection with any arbitration proceeding or litigation arising from or relating to the transaction. SEC rules provide that an accountant is not independent if, at any point during the audit and professional engagement period, the accountant provides expert services unrelated to the audit to an audit client.  Specifically, PwC would not be permitted to provide expert testimony nor perform other services in support of the client or its counsel in connection with a proceeding.  Within days of being engaged to provide the services, PwC determined that some of the services contemplated in the engagement terms would be inconsistent with the SEC’s auditor independence rules.  A review of the services performed pursuant to the original agreement was conducted.  Following the review, the initial engagement terms were modified to limit PwC’s services to those permitted under the rules.  Although PwC concluded that the services performed were not inconsistent with the SEC’s independence rules, because PwC and an affiliate of the Registrant’s investment adviser entered into an agreement that would have permitted PwC to provide an impermissible service in violation of Rule 2-01(c)(4)(x) of Regulation S-X, PwC reported this independence exception to the Audit Committee.

Second, an employee of PwC served as a nominee shareholder (effectively equivalent to a Trustee) of various companies or trusts since 2001.  Some of these companies held shares of INVESCO Nippon Warrants Fund (the “Investment”), an affiliate of Invesco Ltd., which owns the Registrant’s investment adviser and is part of the Investment Company Complex.  The Investment, which consisted of 2,070 shares, was initially entered into during July 1, 2001 - December 31, 2005.  PwC informed the Audit Committee that the second matter could have constituted an investment in an affiliate of an audit client in violation of Rule 2-01(c)(1) of Regulation S-X.

PwC advised the Audit Committee that it believes its independence had not been adversely affected as it related to the audit of the Registrant. In reaching this conclusion, PwC noted that during the time of its audit, the engagement team was not aware of the Investment, as it relates to the second matter, and that PwC did not believe either of these situations affected PwC’s ability to act objectively and impartially and to issue a report on financial statements as the Registrant’s independent auditor. Based upon PwC’s review and discussion, the Audit Committee concurred with PwC’s conclusions in relation to its independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of the independent trustees.  The Audit Committee members are Philip M. Nussbaum, D. Mark McMillan, Ronn R. Bagge, Marc M. Kole and Donald H. Wilson.

Items 6. Schedule of Investments.

The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

a)              Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

b)              There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fourth fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item  12. Exhibits.

(a)(1)                    Code of Ethics.

(a)(2)                    Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)                                 Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chief Executive Officer

Date:	January 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ H. Bruce Bond

Name:	H. Bruce Bond

Title:	Chief Executive Officer

Date:	January 9, 2009

By:	/s/ Bruce T. Duncan

Name:	Bruce T. Duncan

Title:	Chief Financial Officer

Date:	January 9, 2009